Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000038737
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	Class A
Trading Symbol	CMNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Lam Research Corporation (LRCX) is a provider of wafer fabrication equipment used in the manufacturing process of semiconductors. LRCX contributed to relative performance as the company beat expectations driven by a continued recovery in NAND flash memory and sustained demand out of China. McKesson Corporation (MCK) is a health care distribution company, focused primarily on pharmaceuticals and medical supplies. After a weak fourth quarter following the U.S. election, MCK rebounded as the company saw strong growth in its U.S. pharmaceutical segment. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed following a slowdown on Hoka sales. UnitedHealth Group Incorporated (UNH) detracted from relative performance as the company reported first and second-quarter earnings that missed analysts' expectations and slashed its full-year outlook prior to suspending its guidance in May.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $35,585	Russell 1000 Index $38,358	Russell 3000 Index $37,343
10/15	9,450	10,000	10,000
11/15	9,571	10,033	10,055
12/15	9,358	9,853	9,849
1/16	8,892	9,322	9,293
2/16	8,847	9,319	9,290
3/16	9,417	9,968	9,944
4/16	9,371	10,022	10,006
5/16	9,577	10,198	10,185
6/16	9,588	10,221	10,206
7/16	9,943	10,610	10,611
8/16	9,926	10,624	10,638
9/16	9,901	10,633	10,655
10/16	9,630	10,426	10,424
11/16	9,975	10,837	10,891
12/16	10,185	11,040	11,103
1/17	10,401	11,262	11,312
2/17	10,798	11,698	11,733
3/17	10,789	11,705	11,741
4/17	10,920	11,829	11,865
5/17	11,052	11,980	11,987
6/17	11,061	12,064	12,095
7/17	11,296	12,303	12,323
8/17	11,308	12,341	12,347
9/17	11,543	12,604	12,648
10/17	11,800	12,893	12,924
11/17	12,182	13,286	13,316
12/17	12,287	13,434	13,450
1/18	12,926	14,172	14,158
2/18	12,505	13,652	13,637
3/18	12,207	13,342	13,363
4/18	12,199	13,387	13,414
5/18	12,527	13,729	13,792
6/18	12,612	13,818	13,883
7/18	13,073	14,294	14,343
8/18	13,487	14,787	14,847
9/18	13,522	14,843	14,871
10/18	12,620	13,793	13,776
11/18	12,986	14,073	14,052
12/18	11,855	12,792	12,745
1/19	12,760	13,864	13,838
2/19	13,191	14,333	14,325
3/19	13,431	14,583	14,534
4/19	14,073	15,172	15,115
5/19	13,273	14,205	14,137
6/19	14,135	15,202	15,130
7/19	14,516	15,438	15,354
8/19	14,281	15,155	15,041
9/19	14,513	15,418	15,305
10/19	14,814	15,745	15,635
11/19	15,248	16,340	16,229
12/19	15,669	16,812	16,698
1/20	15,663	16,830	16,680
2/20	14,297	15,455	15,314
3/20	12,619	13,412	13,208
4/20	14,049	15,185	14,957
5/20	14,831	15,986	15,757
6/20	15,104	16,339	16,117
7/20	16,213	17,296	17,033
8/20	17,261	18,565	18,267
9/20	16,702	17,887	17,601
10/20	16,302	17,456	17,222
11/20	17,887	19,511	19,317
12/20	18,549	20,336	20,186
1/21	18,274	20,168	20,096
2/21	18,696	20,753	20,724
3/21	19,389	21,538	21,467
4/21	20,407	22,698	22,573
5/21	20,551	22,805	22,676
6/21	21,161	23,377	23,236
7/21	21,747	23,863	23,628
8/21	22,356	24,553	24,302
9/21	21,238	23,425	23,212
10/21	22,865	25,051	24,782
11/21	22,764	24,715	24,404
12/21	23,663	25,716	25,365
1/22	22,287	24,266	23,873
2/22	21,408	23,600	23,272
3/22	22,247	24,396	24,027
4/22	20,286	22,222	21,870
5/22	20,411	22,188	21,841
6/22	18,899	20,330	20,014
7/22	20,547	22,223	21,891
8/22	19,852	21,370	21,074
9/22	18,240	19,393	19,120
10/22	19,716	20,948	20,688
11/22	20,974	22,081	21,768
12/22	19,790	20,797	20,493
1/23	20,883	22,191	21,905
2/23	20,261	21,663	21,393
3/23	20,946	22,349	21,965
4/23	21,313	22,626	22,199
5/23	21,305	22,731	22,285
6/23	22,669	24,266	23,807
7/23	23,417	25,101	24,661
8/23	22,976	24,662	24,185
9/23	21,991	23,503	23,033
10/23	21,639	22,935	22,422
11/23	23,576	25,077	24,513
12/23	24,738	26,314	25,813
1/24	25,294	26,681	26,099
2/24	26,749	28,122	27,512
3/24	27,701	29,024	28,399
4/24	26,522	27,789	27,150
5/24	27,891	29,097	28,432
6/24	28,760	30,060	29,313
7/24	29,100	30,498	29,857
8/24	29,712	31,221	30,507
9/24	30,335	31,888	31,138
10/24	30,111	31,665	30,910
11/24	32,092	33,704	32,966
12/24	31,137	32,764	31,958
1/25	32,173	33,807	32,967
2/25	31,333	33,216	32,336
3/25	29,362	31,294	30,449
4/25	29,225	31,107	30,245
5/25	30,866	33,093	32,162
6/25	32,252	34,769	33,796
7/25	32,990	35,542	34,540
8/25	33,599	36,290	35,340
9/25	34,855	37,548	36,559
10/25	35,585	38,358	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	18.18%	16.90%	14.18%
Class A Shares Including Sales Charge	11.68%	15.58%	13.53%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,182,367,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 20,138,000
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,182,367 Total Number of Portfolio Holdings92 Portfolio Turnover Rate 55.8% Total Advisory Fees Paid (amount in thousands)$20,138
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.62%
Investment Companies	1.81%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	32.25%
Communications	19.04%
Financial	13.25%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	9.36%
Industrial	7.61%
Energy	3.56%
Utilities	2.40%
Money Market Funds	1.81%
Basic Materials	1.20%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038740
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	Institutional
Trading Symbol	PWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Lam Research Corporation (LRCX) is a provider of wafer fabrication equipment used in the manufacturing process of semiconductors. LRCX contributed to relative performance as the company beat expectations driven by a continued recovery in NAND flash memory and sustained demand out of China. McKesson Corporation (MCK) is a health care distribution company, focused primarily on pharmaceuticals and medical supplies. After a weak fourth quarter following the U.S. election, MCK rebounded as the company saw strong growth in its U.S. pharmaceutical segment. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed following a slowdown on Hoka sales. UnitedHealth Group Incorporated (UNH) detracted from relative performance as the company reported first and second-quarter earnings that missed analysts' expectations and slashed its full-year outlook prior to suspending its guidance in May.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $38,944	Russell 1000 Index $38,358	Russell 3000 Index $37,343
10/15	10,000	10,000	10,000
11/15	10,131	10,033	10,055
12/15	9,908	9,853	9,849
1/16	9,420	9,322	9,293
2/16	9,374	9,319	9,290
3/16	9,982	9,968	9,944
4/16	9,936	10,022	10,006
5/16	10,157	10,198	10,185
6/16	10,171	10,221	10,206
7/16	10,551	10,610	10,611
8/16	10,537	10,624	10,638
9/16	10,514	10,633	10,655
10/16	10,227	10,426	10,424
11/16	10,598	10,837	10,891
12/16	10,824	11,040	11,103
1/17	11,059	11,262	11,312
2/17	11,483	11,698	11,733
3/17	11,476	11,705	11,741
4/17	11,619	11,829	11,865
5/17	11,763	11,980	11,987
6/17	11,774	12,064	12,095
7/17	12,030	12,303	12,323
8/17	12,046	12,341	12,347
9/17	12,300	12,604	12,648
10/17	12,577	12,893	12,924
11/17	12,988	13,286	13,316
12/17	13,104	13,434	13,450
1/18	13,791	14,172	14,158
2/18	13,343	13,652	13,637
3/18	13,029	13,342	13,363
4/18	13,025	13,387	13,414
5/18	13,381	13,729	13,792
6/18	13,475	13,818	13,883
7/18	13,973	14,294	14,343
8/18	14,418	14,787	14,847
9/18	14,460	14,843	14,871
10/18	13,502	13,793	13,776
11/18	13,895	14,073	14,052
12/18	12,692	12,792	12,745
1/19	13,663	13,864	13,838
2/19	14,128	14,333	14,325
3/19	14,390	14,583	14,534
4/19	15,084	15,172	15,115
5/19	14,231	14,205	14,137
6/19	15,160	15,202	15,130
7/19	15,572	15,438	15,354
8/19	15,328	15,155	15,041
9/19	15,579	15,418	15,305
10/19	15,911	15,745	15,635
11/19	16,379	16,340	16,229
12/19	16,841	16,812	16,698
1/20	16,837	16,830	16,680
2/20	15,372	15,455	15,314
3/20	13,575	13,412	13,208
4/20	15,117	15,185	14,957
5/20	15,966	15,986	15,757
6/20	16,264	16,339	16,117
7/20	17,464	17,296	17,033
8/20	18,598	18,565	18,267
9/20	17,998	17,887	17,601
10/20	17,570	17,456	17,222
11/20	19,284	19,511	19,317
12/20	20,008	20,336	20,186
1/21	19,714	20,168	20,096
2/21	20,173	20,753	20,724
3/21	20,932	21,538	21,467
4/21	22,033	22,698	22,573
5/21	22,194	22,805	22,676
6/21	22,859	23,377	23,236
7/21	23,496	23,863	23,628
8/21	24,164	24,553	24,302
9/21	22,957	23,425	23,212
10/21	24,723	25,051	24,782
11/21	24,618	24,715	24,404
12/21	25,601	25,716	25,365
1/22	24,115	24,266	23,873
2/22	23,174	23,600	23,272
3/22	24,084	24,396	24,027
4/22	21,967	22,222	21,870
5/22	22,106	22,188	21,841
6/22	20,477	20,330	20,014
7/22	22,271	22,223	21,891
8/22	21,522	21,370	21,074
9/22	19,778	19,393	19,120
10/22	21,384	20,948	20,688
11/22	22,759	22,081	21,768
12/22	21,475	20,797	20,493
1/23	22,666	22,191	21,905
2/23	21,999	21,663	21,393
3/23	22,747	22,349	21,965
4/23	23,151	22,626	22,199
5/23	23,151	22,731	22,285
6/23	24,641	24,266	23,807
7/23	25,459	25,101	24,661
8/23	24,986	24,662	24,185
9/23	23,923	23,503	23,033
10/23	23,547	22,935	22,422
11/23	25,661	25,077	24,513
12/23	26,933	26,314	25,813
1/24	27,544	26,681	26,099
2/24	29,134	28,122	27,512
3/24	30,176	29,024	28,399
4/24	28,903	27,789	27,150
5/24	30,403	29,097	28,432
6/24	31,355	30,060	29,313
7/24	31,735	30,498	29,857
8/24	32,409	31,221	30,507
9/24	33,098	31,888	31,138
10/24	32,859	31,665	30,910
11/24	35,029	33,704	32,966
12/24	33,995	32,764	31,958
1/25	35,133	33,807	32,967
2/25	34,226	33,216	32,336
3/25	32,081	31,294	30,449
4/25	31,937	31,107	30,245
5/25	33,739	33,093	32,162
6/25	35,261	34,769	33,796
7/25	36,078	35,542	34,540
8/25	36,754	36,290	35,340
9/25	38,136	37,548	36,559
10/25	38,944	38,358	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	18.52%	17.26%	14.56%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,182,367,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 20,138,000
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,182,367 Total Number of Portfolio Holdings92 Portfolio Turnover Rate 55.8% Total Advisory Fees Paid (amount in thousands)$20,138
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.62%
Investment Companies	1.81%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	32.25%
Communications	19.04%
Financial	13.25%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	9.36%
Industrial	7.61%
Energy	3.56%
Utilities	2.40%
Money Market Funds	1.81%
Basic Materials	1.20%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085760
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	R-3
Trading Symbol	PCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Lam Research Corporation (LRCX) is a provider of wafer fabrication equipment used in the manufacturing process of semiconductors. LRCX contributed to relative performance as the company beat expectations driven by a continued recovery in NAND flash memory and sustained demand out of China. McKesson Corporation (MCK) is a health care distribution company, focused primarily on pharmaceuticals and medical supplies. After a weak fourth quarter following the U.S. election, MCK rebounded as the company saw strong growth in its U.S. pharmaceutical segment. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed following a slowdown on Hoka sales. UnitedHealth Group Incorporated (UNH) detracted from relative performance as the company reported first and second-quarter earnings that missed analysts' expectations and slashed its full-year outlook prior to suspending its guidance in May.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $36,824	Russell 1000 Index $38,358	Russell 3000 Index $37,343
10/15	10,000	10,000	10,000
11/15	10,127	10,033	10,055
12/15	9,898	9,853	9,849
1/16	9,406	9,322	9,293
2/16	9,356	9,319	9,290
3/16	9,957	9,968	9,944
4/16	9,909	10,022	10,006
5/16	10,124	10,198	10,185
6/16	10,135	10,221	10,206
7/16	10,506	10,610	10,611
8/16	10,489	10,624	10,638
9/16	10,460	10,633	10,655
10/16	10,170	10,426	10,424
11/16	10,533	10,837	10,891
12/16	10,753	11,040	11,103
1/17	10,982	11,262	11,312
2/17	11,398	11,698	11,733
3/17	11,385	11,705	11,741
4/17	11,524	11,829	11,865
5/17	11,659	11,980	11,987
6/17	11,666	12,064	12,095
7/17	11,913	12,303	12,323
8/17	11,924	12,341	12,347
9/17	12,169	12,604	12,648
10/17	12,439	12,893	12,924
11/17	12,840	13,286	13,316
12/17	12,949	13,434	13,450
1/18	13,619	14,172	14,158
2/18	13,172	13,652	13,637
3/18	12,857	13,342	13,363
4/18	12,844	13,387	13,414
5/18	13,189	13,729	13,792
6/18	13,277	13,818	13,883
7/18	13,760	14,294	14,343
8/18	14,192	14,787	14,847
9/18	14,226	14,843	14,871
10/18	13,277	13,793	13,776
11/18	13,657	14,073	14,052
12/18	12,465	12,792	12,745
1/19	13,415	13,864	13,838
2/19	13,866	14,333	14,325
3/19	14,115	14,583	14,534
4/19	14,788	15,172	15,115
5/19	13,943	14,205	14,137
6/19	14,850	15,202	15,130
7/19	15,246	15,438	15,354
8/19	14,997	15,155	15,041
9/19	15,237	15,418	15,305
10/19	15,553	15,745	15,635
11/19	16,005	16,340	16,229
12/19	16,444	16,812	16,698
1/20	16,437	16,830	16,680
2/20	14,998	15,455	15,314
3/20	13,237	13,412	13,208
4/20	14,732	15,185	14,957
5/20	15,553	15,986	15,757
6/20	15,836	16,339	16,117
7/20	16,992	17,296	17,033
8/20	18,089	18,565	18,267
9/20	17,497	17,887	17,601
10/20	17,072	17,456	17,222
11/20	18,730	19,511	19,317
12/20	19,422	20,336	20,186
1/21	19,128	20,168	20,096
2/21	19,569	20,753	20,724
3/21	20,292	21,538	21,467
4/21	21,351	22,698	22,573
5/21	21,497	22,805	22,676
6/21	22,130	23,377	23,236
7/21	22,738	23,863	23,628
8/21	23,370	24,553	24,302
9/21	22,196	23,425	23,212
10/21	23,891	25,051	24,782
11/21	23,783	24,715	24,404
12/21	24,718	25,716	25,365
1/22	23,273	24,266	23,873
2/22	22,353	23,600	23,272
3/22	23,223	24,396	24,027
4/22	21,172	22,222	21,870
5/22	21,295	22,188	21,841
6/22	19,715	20,330	20,014
7/22	21,433	22,223	21,891
8/22	20,704	21,370	21,074
9/22	19,017	19,393	19,120
10/22	20,551	20,948	20,688
11/22	21,862	22,081	21,768
12/22	20,622	20,797	20,493
1/23	21,754	22,191	21,905
2/23	21,107	21,663	21,393
3/23	21,811	22,349	21,965
4/23	22,193	22,626	22,199
5/23	22,181	22,731	22,285
6/23	23,594	24,266	23,807
7/23	24,368	25,101	24,661
8/23	23,906	24,662	24,185
9/23	22,874	23,503	23,033
10/23	22,504	22,935	22,422
11/23	24,518	25,077	24,513
12/23	25,721	26,314	25,813
1/24	26,290	26,681	26,099
2/24	27,796	28,122	27,512
3/24	28,780	29,024	28,399
4/24	27,552	27,789	27,150
5/24	28,965	29,097	28,432
6/24	29,864	30,060	29,313
7/24	30,208	30,498	29,857
8/24	30,836	31,221	30,507
9/24	31,478	31,888	31,138
10/24	31,238	31,665	30,910
11/24	33,286	33,704	32,966
12/24	32,288	32,764	31,958
1/25	33,358	33,807	32,967
2/25	32,479	33,216	32,336
3/25	30,428	31,294	30,449
4/25	30,278	31,107	30,245
5/25	31,975	33,093	32,162
6/25	33,403	34,769	33,796
7/25	34,159	35,542	34,540
8/25	34,782	36,290	35,340
9/25	36,076	37,548	36,559
10/25	36,824	38,358	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	17.88%	16.62%	13.92%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,182,367,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 20,138,000
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,182,367 Total Number of Portfolio Holdings92 Portfolio Turnover Rate 55.8% Total Advisory Fees Paid (amount in thousands)$20,138
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.62%
Investment Companies	1.81%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	32.25%
Communications	19.04%
Financial	13.25%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	9.36%
Industrial	7.61%
Energy	3.56%
Utilities	2.40%
Money Market Funds	1.81%
Basic Materials	1.20%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085762
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Fund
Class Name	R-5
Trading Symbol	PCAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Lam Research Corporation (LRCX) is a provider of wafer fabrication equipment used in the manufacturing process of semiconductors. LRCX contributed to relative performance as the company beat expectations driven by a continued recovery in NAND flash memory and sustained demand out of China. McKesson Corporation (MCK) is a health care distribution company, focused primarily on pharmaceuticals and medical supplies. After a weak fourth quarter following the U.S. election, MCK rebounded as the company saw strong growth in its U.S. pharmaceutical segment. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed following a slowdown on Hoka sales. UnitedHealth Group Incorporated (UNH) detracted from relative performance as the company reported first and second-quarter earnings that missed analysts' expectations and slashed its full-year outlook prior to suspending its guidance in May.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $37,979	Russell 1000 Index $38,358	Russell 3000 Index $37,343
10/15	10,000	10,000	10,000
11/15	10,129	10,033	10,055
12/15	9,903	9,853	9,849
1/16	9,413	9,322	9,293
2/16	9,366	9,319	9,290
3/16	9,970	9,968	9,944
4/16	9,925	10,022	10,006
5/16	10,142	10,198	10,185
6/16	10,156	10,221	10,206
7/16	10,531	10,610	10,611
8/16	10,515	10,624	10,638
9/16	10,489	10,633	10,655
10/16	10,203	10,426	10,424
11/16	10,570	10,837	10,891
12/16	10,792	11,040	11,103
1/17	11,023	11,262	11,312
2/17	11,445	11,698	11,733
3/17	11,435	11,705	11,741
4/17	11,577	11,829	11,865
5/17	11,717	11,980	11,987
6/17	11,727	12,064	12,095
7/17	11,977	12,303	12,323
8/17	11,991	12,341	12,347
9/17	12,242	12,604	12,648
10/17	12,516	12,893	12,924
11/17	12,922	13,286	13,316
12/17	13,035	13,434	13,450
1/18	13,715	14,172	14,158
2/18	13,267	13,652	13,637
3/18	12,953	13,342	13,363
4/18	12,945	13,387	13,414
5/18	13,294	13,729	13,792
6/18	13,386	13,818	13,883
7/18	13,878	14,294	14,343
8/18	14,317	14,787	14,847
9/18	14,355	14,843	14,871
10/18	13,401	13,793	13,776
11/18	13,788	14,073	14,052
12/18	12,589	12,792	12,745
1/19	13,552	13,864	13,838
2/19	14,008	14,333	14,325
3/19	14,268	14,583	14,534
4/19	14,950	15,172	15,115
5/19	14,100	14,205	14,137
6/19	15,020	15,202	15,130
7/19	15,423	15,438	15,354
8/19	15,176	15,155	15,041
9/19	15,423	15,418	15,305
10/19	15,748	15,745	15,635
11/19	16,209	16,340	16,229
12/19	16,657	16,812	16,698
1/20	16,654	16,830	16,680
2/20	15,200	15,455	15,314
3/20	13,418	13,412	13,208
4/20	14,938	15,185	14,957
5/20	15,773	15,986	15,757
6/20	16,065	16,339	16,117
7/20	17,247	17,296	17,033
8/20	18,363	18,565	18,267
9/20	17,767	17,887	17,601
10/20	17,340	17,456	17,222
11/20	19,029	19,511	19,317
12/20	19,734	20,336	20,186
1/21	19,441	20,168	20,096
2/21	19,891	20,753	20,724
3/21	20,635	21,538	21,467
4/21	21,716	22,698	22,573
5/21	21,873	22,805	22,676
6/21	22,522	23,377	23,236
7/21	23,146	23,863	23,628
8/21	23,799	24,553	24,302
9/21	22,606	23,425	23,212
10/21	24,339	25,051	24,782
11/21	24,235	24,715	24,404
12/21	25,195	25,716	25,365
1/22	23,729	24,266	23,873
2/22	22,795	23,600	23,272
3/22	23,691	24,396	24,027
4/22	21,601	22,222	21,870
5/22	21,735	22,188	21,841
6/22	20,128	20,330	20,014
7/22	21,885	22,223	21,891
8/22	21,146	21,370	21,074
9/22	19,428	19,393	19,120
10/22	21,001	20,948	20,688
11/22	22,348	22,081	21,768
12/22	21,084	20,797	20,493
1/23	22,249	22,191	21,905
2/23	21,589	21,663	21,393
3/23	22,318	22,349	21,965
4/23	22,711	22,626	22,199
5/23	22,708	22,731	22,285
6/23	24,161	24,266	23,807
7/23	24,959	25,101	24,661
8/23	24,493	24,662	24,185
9/23	23,444	23,503	23,033
10/23	23,070	22,935	22,422
11/23	25,137	25,077	24,513
12/23	26,380	26,314	25,813
1/24	26,970	26,681	26,099
2/24	28,524	28,122	27,512
3/24	29,538	29,024	28,399
4/24	28,287	27,789	27,150
5/24	29,744	29,097	28,432
6/24	30,673	30,060	29,313
7/24	31,038	30,498	29,857
8/24	31,691	31,221	30,507
9/24	32,359	31,888	31,138
10/24	32,122	31,665	30,910
11/24	34,235	33,704	32,966
12/24	33,217	32,764	31,958
1/25	34,325	33,807	32,967
2/25	33,430	33,216	32,336
3/25	31,329	31,294	30,449
4/25	31,182	31,107	30,245
5/25	32,935	33,093	32,162
6/25	34,415	34,769	33,796
7/25	35,208	35,542	34,540
8/25	35,858	36,290	35,340
9/25	37,198	37,548	36,559
10/25	37,979	38,358	37,343

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	18.23%	16.98%	14.28%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,182,367,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 20,138,000
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,182,367 Total Number of Portfolio Holdings92 Portfolio Turnover Rate 55.8% Total Advisory Fees Paid (amount in thousands)$20,138
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.62%
Investment Companies	1.81%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	32.25%
Communications	19.04%
Financial	13.25%
Consumer, Non-cyclical	9.95%
Consumer, Cyclical	9.36%
Industrial	7.61%
Energy	3.56%
Utilities	2.40%
Money Market Funds	1.81%
Basic Materials	1.20%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063423
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	Institutional
Trading Symbol	LTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $17,583	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,981	9,974	9,991
12/15	9,836	9,941	9,859
1/16	9,583	10,078	9,649
2/16	9,563	10,150	9,656
3/16	9,937	10,243	10,046
4/16	10,028	10,282	10,110
5/16	10,079	10,285	10,165
6/16	10,129	10,469	10,243
7/16	10,352	10,536	10,454
8/16	10,382	10,524	10,466
9/16	10,413	10,517	10,493
10/16	10,291	10,437	10,352
11/16	10,291	10,190	10,379
12/16	10,382	10,205	10,505
1/17	10,560	10,225	10,629
2/17	10,728	10,293	10,797
3/17	10,780	10,288	10,844
4/17	10,916	10,367	10,950
5/17	11,042	10,447	11,062
6/17	11,074	10,437	11,094
7/17	11,241	10,481	11,231
8/17	11,304	10,575	11,266
9/17	11,430	10,525	11,377
10/17	11,556	10,531	11,487
11/17	11,661	10,518	11,611
12/17	11,751	10,566	11,702
1/18	12,045	10,444	11,911
2/18	11,695	10,345	11,646
3/18	11,650	10,412	11,597
4/18	11,683	10,334	11,616
5/18	11,740	10,408	11,714
6/18	11,717	10,395	11,710
7/18	11,898	10,398	11,863
8/18	11,977	10,464	11,979
9/18	11,977	10,397	11,956
10/18	11,491	10,315	11,504
11/18	11,559	10,377	11,621
12/18	11,198	10,567	11,273
1/19	11,693	10,679	11,749
2/19	11,866	10,673	11,908
3/19	12,027	10,878	12,050
4/19	12,250	10,881	12,242
5/19	12,027	11,074	11,988
6/19	12,436	11,213	12,386
7/19	12,485	11,238	12,433
8/19	12,522	11,529	12,444
9/19	12,572	11,468	12,539
10/19	12,696	11,502	12,686
11/19	12,844	11,496	12,829
12/19	13,022	11,488	13,009
1/20	13,106	11,709	13,047
2/20	12,798	11,920	12,662
3/20	11,780	11,850	11,817
4/20	12,505	12,061	12,491
5/20	12,868	12,117	12,782
6/20	13,078	12,193	12,971
7/20	13,482	12,375	13,339
8/20	13,775	12,275	13,611
9/20	13,608	12,269	13,434
10/20	13,482	12,214	13,303
11/20	14,236	12,334	14,048
12/20	14,567	12,351	14,346
1/21	14,464	12,262	14,305
2/21	14,612	12,085	14,389
3/21	14,729	11,934	14,510
4/21	15,083	12,028	14,829
5/21	15,201	12,068	14,946
6/21	15,304	12,152	15,057
7/21	15,436	12,288	15,187
8/21	15,569	12,265	15,339
9/21	15,245	12,159	15,036
10/21	15,569	12,155	15,356
11/21	15,363	12,191	15,214
12/21	15,651	12,160	15,495
1/22	15,156	11,898	14,999
2/22	14,885	11,765	14,823
3/22	14,805	11,439	14,785
4/22	14,103	11,005	14,083
5/22	14,167	11,075	14,128
6/22	13,513	10,902	13,510
7/22	14,119	11,168	14,084
8/22	13,720	10,853	13,723
9/22	12,923	10,384	12,939
10/22	13,210	10,249	13,274
11/22	13,784	10,626	13,845
12/22	13,522	10,578	13,610
1/23	14,108	10,904	14,175
2/23	13,797	10,622	13,917
3/23	14,056	10,891	14,192
4/23	14,194	10,957	14,307
5/23	14,004	10,838	14,166
6/23	14,331	10,799	14,464
7/23	14,521	10,792	14,671
8/23	14,349	10,723	14,479
9/23	13,952	10,451	14,079
10/23	13,711	10,286	13,813
11/23	14,469	10,751	14,593
12/23	15,032	11,163	15,159
1/24	15,050	11,132	15,176
2/24	15,195	10,975	15,313
3/24	15,483	11,076	15,570
4/24	15,104	10,797	15,204
5/24	15,447	10,980	15,581
6/24	15,556	11,084	15,755
7/24	15,880	11,342	16,074
8/24	16,133	11,505	16,329
9/24	16,350	11,660	16,584
10/24	16,043	11,370	16,246
11/24	16,404	11,491	16,547
12/24	16,037	11,303	16,259
1/25	16,327	11,362	16,507
2/25	16,482	11,612	16,662
3/25	16,231	11,617	16,474
4/25	16,250	11,663	16,557
5/25	16,540	11,579	16,839
6/25	16,926	11,757	17,240
7/25	16,984	11,726	17,306
8/25	17,274	11,866	17,614
9/25	17,506	11,996	17,915
10/25	17,583	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	9.60%	5.45%	5.81%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 204,035,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,035 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.61%
Domestic Equity Funds	24.80%
International Equity Funds	11.22%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime 2015 Fund by the Principal LifeTime Strategic Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000063424
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	R-3
Trading Symbol	LTAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $16,628	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,972	9,974	9,991
12/15	9,826	9,941	9,859
1/16	9,568	10,078	9,649
2/16	9,548	10,150	9,656
3/16	9,908	10,243	10,046
4/16	10,001	10,282	10,110
5/16	10,052	10,285	10,165
6/16	10,094	10,469	10,243
7/16	10,310	10,536	10,454
8/16	10,341	10,524	10,466
9/16	10,361	10,517	10,493
10/16	10,238	10,437	10,352
11/16	10,227	10,190	10,379
12/16	10,320	10,205	10,505
1/17	10,490	10,225	10,629
2/17	10,650	10,293	10,797
3/17	10,692	10,288	10,844
4/17	10,819	10,367	10,950
5/17	10,947	10,447	11,062
6/17	10,968	10,437	11,094
7/17	11,138	10,481	11,231
8/17	11,191	10,575	11,266
9/17	11,308	10,525	11,377
10/17	11,425	10,531	11,487
11/17	11,531	10,518	11,611
12/17	11,610	10,566	11,702
1/18	11,895	10,444	11,911
2/18	11,542	10,345	11,646
3/18	11,485	10,412	11,597
4/18	11,519	10,334	11,616
5/18	11,576	10,408	11,714
6/18	11,542	10,395	11,710
7/18	11,724	10,398	11,863
8/18	11,793	10,464	11,979
9/18	11,781	10,397	11,956
10/18	11,303	10,315	11,504
11/18	11,360	10,377	11,621
12/18	11,005	10,567	11,273
1/19	11,489	10,679	11,749
2/19	11,650	10,673	11,908
3/19	11,812	10,878	12,050
4/19	12,011	10,881	12,242
5/19	11,799	11,074	11,988
6/19	12,185	11,213	12,386
7/19	12,222	11,238	12,433
8/19	12,247	11,529	12,444
9/19	12,296	11,468	12,539
10/19	12,420	11,502	12,686
11/19	12,557	11,496	12,829
12/19	12,715	11,488	13,009
1/20	12,799	11,709	13,047
2/20	12,491	11,920	12,662
3/20	11,485	11,850	11,817
4/20	12,198	12,061	12,491
5/20	12,547	12,117	12,782
6/20	12,743	12,193	12,971
7/20	13,134	12,375	13,339
8/20	13,414	12,275	13,611
9/20	13,232	12,269	13,434
10/20	13,106	12,214	13,303
11/20	13,833	12,334	14,048
12/20	14,157	12,351	14,346
1/21	14,054	12,262	14,305
2/21	14,172	12,085	14,389
3/21	14,289	11,934	14,510
4/21	14,627	12,028	14,829
5/21	14,730	12,068	14,946
6/21	14,833	12,152	15,057
7/21	14,950	12,288	15,187
8/21	15,068	12,265	15,339
9/21	14,745	12,159	15,036
10/21	15,053	12,155	15,356
11/21	14,847	12,191	15,214
12/21	15,118	12,160	15,495
1/22	14,627	11,898	14,999
2/22	14,374	11,765	14,823
3/22	14,294	11,439	14,785
4/22	13,597	11,005	14,083
5/22	13,660	11,075	14,128
6/22	13,011	10,902	13,510
7/22	13,597	11,168	14,084
8/22	13,201	10,853	13,723
9/22	12,440	10,384	12,939
10/22	12,710	10,249	13,274
11/22	13,248	10,626	13,845
12/22	12,981	10,578	13,610
1/23	13,560	10,904	14,175
2/23	13,254	10,622	13,917
3/23	13,492	10,891	14,192
4/23	13,611	10,957	14,307
5/23	13,424	10,838	14,166
6/23	13,731	10,799	14,464
7/23	13,901	10,792	14,671
8/23	13,731	10,723	14,479
9/23	13,356	10,451	14,079
10/23	13,117	10,286	13,813
11/23	13,833	10,751	14,593
12/23	14,356	11,163	15,159
1/24	14,374	11,132	15,176
2/24	14,516	10,975	15,313
3/24	14,765	11,076	15,570
4/24	14,410	10,797	15,204
5/24	14,730	10,980	15,581
6/24	14,818	11,084	15,755
7/24	15,120	11,342	16,074
8/24	15,351	11,505	16,329
9/24	15,547	11,660	16,584
10/24	15,263	11,370	16,246
11/24	15,582	11,491	16,547
12/24	15,244	11,303	16,259
1/25	15,510	11,362	16,507
2/25	15,642	11,612	16,662
3/25	15,396	11,617	16,474
4/25	15,415	11,663	16,557
5/25	15,680	11,579	16,839
6/25	16,041	11,757	17,240
7/25	16,078	11,726	17,306
8/25	16,344	11,866	17,614
9/25	16,553	11,996	17,915
10/25	16,628	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	8.95%	4.88%	5.22%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 204,035,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,035 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.61%
Domestic Equity Funds	24.80%
International Equity Funds	11.22%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime 2015 Fund by the Principal LifeTime Strategic Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000063426
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2015 Fund
Class Name	R-5
Trading Symbol	LTPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $17,170	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,981	9,974	9,991
12/15	9,835	9,941	9,859
1/16	9,579	10,078	9,649
2/16	9,559	10,150	9,656
3/16	9,927	10,243	10,046
4/16	10,019	10,282	10,110
5/16	10,071	10,285	10,165
6/16	10,122	10,469	10,243
7/16	10,337	10,536	10,454
8/16	10,367	10,524	10,466
9/16	10,398	10,517	10,493
10/16	10,275	10,437	10,352
11/16	10,265	10,190	10,379
12/16	10,361	10,205	10,505
1/17	10,541	10,225	10,629
2/17	10,699	10,293	10,797
3/17	10,742	10,288	10,844
4/17	10,879	10,367	10,950
5/17	11,006	10,447	11,062
6/17	11,028	10,437	11,094
7/17	11,197	10,481	11,231
8/17	11,260	10,575	11,266
9/17	11,377	10,525	11,377
10/17	11,504	10,531	11,487
11/17	11,610	10,518	11,611
12/17	11,701	10,566	11,702
1/18	11,985	10,444	11,911
2/18	11,633	10,345	11,646
3/18	11,587	10,412	11,597
4/18	11,621	10,334	11,616
5/18	11,678	10,408	11,714
6/18	11,644	10,395	11,710
7/18	11,826	10,398	11,863
8/18	11,894	10,464	11,979
9/18	11,894	10,397	11,956
10/18	11,417	10,315	11,504
11/18	11,485	10,377	11,621
12/18	11,126	10,567	11,273
1/19	11,599	10,679	11,749
2/19	11,786	10,673	11,908
3/19	11,935	10,878	12,050
4/19	12,147	10,881	12,242
5/19	11,935	11,074	11,988
6/19	12,334	11,213	12,386
7/19	12,371	11,238	12,433
8/19	12,408	11,529	12,444
9/19	12,458	11,468	12,539
10/19	12,583	11,502	12,686
11/19	12,719	11,496	12,829
12/19	12,885	11,488	13,009
1/20	12,970	11,709	13,047
2/20	12,661	11,920	12,662
3/20	11,652	11,850	11,817
4/20	12,367	12,061	12,491
5/20	12,731	12,117	12,782
6/20	12,928	12,193	12,971
7/20	13,334	12,375	13,339
8/20	13,615	12,275	13,611
9/20	13,446	12,269	13,434
10/20	13,320	12,214	13,303
11/20	14,063	12,334	14,048
12/20	14,391	12,351	14,346
1/21	14,287	12,262	14,305
2/21	14,420	12,085	14,389
3/21	14,539	11,934	14,510
4/21	14,878	12,028	14,829
5/21	14,997	12,068	14,946
6/21	15,100	12,152	15,057
7/21	15,233	12,288	15,187
8/21	15,351	12,265	15,339
9/21	15,026	12,159	15,036
10/21	15,351	12,155	15,356
11/21	15,130	12,191	15,214
12/21	15,408	12,160	15,495
1/22	14,928	11,898	14,999
2/22	14,673	11,765	14,823
3/22	14,593	11,439	14,785
4/22	13,890	11,005	14,083
5/22	13,937	11,075	14,128
6/22	13,298	10,902	13,510
7/22	13,890	11,168	14,084
8/22	13,490	10,853	13,723
9/22	12,707	10,384	12,939
10/22	12,994	10,249	13,274
11/22	13,554	10,626	13,845
12/22	13,287	10,578	13,610
1/23	13,873	10,904	14,175
2/23	13,563	10,622	13,917
3/23	13,804	10,891	14,192
4/23	13,925	10,957	14,307
5/23	13,752	10,838	14,166
6/23	14,062	10,799	14,464
7/23	14,252	10,792	14,671
8/23	14,080	10,723	14,479
9/23	13,683	10,451	14,079
10/23	13,442	10,286	13,813
11/23	14,183	10,751	14,593
12/23	14,727	11,163	15,159
1/24	14,745	11,132	15,176
2/24	14,889	10,975	15,313
3/24	15,159	11,076	15,570
4/24	14,799	10,797	15,204
5/24	15,123	10,980	15,581
6/24	15,232	11,084	15,755
7/24	15,538	11,342	16,074
8/24	15,790	11,505	16,329
9/24	16,007	11,660	16,584
10/24	15,700	11,370	16,246
11/24	16,043	11,491	16,547
12/24	15,685	11,303	16,259
1/25	15,974	11,362	16,507
2/25	16,109	11,612	16,662
3/25	15,858	11,617	16,474
4/25	15,897	11,663	16,557
5/25	16,167	11,579	16,839
6/25	16,533	11,757	17,240
7/25	16,591	11,726	17,306
8/25	16,861	11,866	17,614
9/25	17,074	11,996	17,915
10/25	17,170	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	9.36%	5.21%	5.55%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 204,035,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,035 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.61%
Domestic Equity Funds	24.80%
International Equity Funds	11.22%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime 2015 Fund by the Principal LifeTime Strategic Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019747
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Class A
Trading Symbol	PTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $17,378	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	9,628	10,000	10,000
11/15	9,608	9,974	9,995
12/15	9,455	9,941	9,846
1/16	9,140	10,078	9,585
2/16	9,110	10,150	9,579
3/16	9,521	10,243	10,020
4/16	9,616	10,282	10,089
5/16	9,674	10,285	10,153
6/16	9,696	10,469	10,219
7/16	9,945	10,536	10,459
8/16	9,967	10,524	10,474
9/16	9,997	10,517	10,504
10/16	9,850	10,437	10,348
11/16	9,865	10,190	10,411
12/16	9,966	10,205	10,557
1/17	10,155	10,225	10,699
2/17	10,329	10,293	10,888
3/17	10,382	10,288	10,945
4/17	10,518	10,367	11,059
5/17	10,662	10,447	11,184
6/17	10,685	10,437	11,224
7/17	10,874	10,481	11,374
8/17	10,927	10,575	11,405
9/17	11,063	10,525	11,539
10/17	11,207	10,531	11,665
11/17	11,336	10,518	11,810
12/17	11,422	10,566	11,908
1/18	11,765	10,444	12,161
2/18	11,382	10,345	11,863
3/18	11,311	10,412	11,799
4/18	11,358	10,334	11,825
5/18	11,414	10,408	11,936
6/18	11,382	10,395	11,927
7/18	11,590	10,398	12,102
8/18	11,677	10,464	12,224
9/18	11,677	10,397	12,205
10/18	11,095	10,315	11,694
11/18	11,175	10,377	11,821
12/18	10,724	10,567	11,413
1/19	11,278	10,679	11,941
2/19	11,482	10,673	12,121
3/19	11,635	10,878	12,263
4/19	11,882	10,881	12,480
5/19	11,584	11,074	12,172
6/19	12,036	11,213	12,616
7/19	12,078	11,238	12,665
8/19	12,078	11,529	12,648
9/19	12,155	11,468	12,764
10/19	12,291	11,502	12,930
11/19	12,462	11,496	13,093
12/19	12,654	11,488	13,299
1/20	12,709	11,709	13,317
2/20	12,303	11,920	12,856
3/20	11,178	11,850	11,896
4/20	11,953	12,061	12,638
5/20	12,349	12,117	12,963
6/20	12,552	12,193	13,162
7/20	12,986	12,375	13,548
8/20	13,327	12,275	13,850
9/20	13,133	12,269	13,654
10/20	12,977	12,214	13,516
11/20	13,843	12,334	14,335
12/20	14,212	12,351	14,661
1/21	14,095	12,262	14,616
2/21	14,299	12,085	14,730
3/21	14,455	11,934	14,875
4/21	14,844	12,028	15,218
5/21	14,971	12,068	15,341
6/21	15,088	12,152	15,455
7/21	15,224	12,288	15,580
8/21	15,370	12,265	15,760
9/21	14,990	12,159	15,418
10/21	15,380	12,155	15,787
11/21	15,136	12,191	15,612
12/21	15,462	12,160	15,945
1/22	14,921	11,898	15,392
2/22	14,634	11,765	15,201
3/22	14,581	11,439	15,193
4/22	13,816	11,005	14,419
5/22	13,880	11,075	14,470
6/22	13,179	10,902	13,776
7/22	13,816	11,168	14,401
8/22	13,392	10,853	14,003
9/22	12,553	10,384	13,144
10/22	12,892	10,249	13,510
11/22	13,498	10,626	14,160
12/22	13,188	10,578	13,902
1/23	13,815	10,904	14,537
2/23	13,489	10,622	14,241
3/23	13,733	10,891	14,532
4/23	13,873	10,957	14,661
5/23	13,687	10,838	14,497
6/23	14,047	10,799	14,858
7/23	14,267	10,792	15,103
8/23	14,070	10,723	14,886
9/23	13,640	10,451	14,452
10/23	13,373	10,286	14,158
11/23	14,163	10,751	15,007
12/23	14,744	11,163	15,614
1/24	14,756	11,132	15,633
2/24	14,962	10,975	15,824
3/24	15,254	11,076	16,115
4/24	14,853	10,797	15,716
5/24	15,218	10,980	16,132
6/24	15,315	11,084	16,320
7/24	15,631	11,342	16,658
8/24	15,898	11,505	16,932
9/24	16,117	11,660	17,206
10/24	15,801	11,370	16,849
11/24	16,190	11,491	17,197
12/24	15,803	11,303	16,878
1/25	16,116	11,362	17,162
2/25	16,233	11,612	17,295
3/25	15,934	11,617	17,056
4/25	15,947	11,663	17,145
5/25	16,285	11,579	17,499
6/25	16,689	11,757	17,937
7/25	16,754	11,726	18,016
8/25	17,053	11,866	18,346
9/25	17,287	11,996	18,675
10/25	17,378	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.98%	6.02%	6.08%
Class A Shares Including Sales Charge	5.83%	5.21%	5.68%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,016,983,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,016,983 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 25.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.86%
Domestic Equity Funds	28.69%
International Equity Funds	13.09%
Specialty Funds	0.37%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019746
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Class J
Trading Symbol	PLFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $18,406	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,986	9,974	9,995
12/15	9,830	9,941	9,846
1/16	9,506	10,078	9,585
2/16	9,468	10,150	9,579
3/16	9,899	10,243	10,020
4/16	9,999	10,282	10,089
5/16	10,061	10,285	10,153
6/16	10,091	10,469	10,219
7/16	10,345	10,536	10,459
8/16	10,376	10,524	10,474
9/16	10,407	10,517	10,504
10/16	10,253	10,437	10,348
11/16	10,268	10,190	10,411
12/16	10,380	10,205	10,557
1/17	10,571	10,225	10,699
2/17	10,762	10,293	10,888
3/17	10,810	10,288	10,945
4/17	10,962	10,367	11,059
5/17	11,113	10,447	11,184
6/17	11,137	10,437	11,224
7/17	11,336	10,481	11,374
8/17	11,400	10,575	11,405
9/17	11,544	10,525	11,539
10/17	11,687	10,531	11,665
11/17	11,823	10,518	11,810
12/17	11,915	10,566	11,908
1/18	12,277	10,444	12,161
2/18	11,881	10,345	11,863
3/18	11,806	10,412	11,799
4/18	11,856	10,334	11,825
5/18	11,923	10,408	11,936
6/18	11,890	10,395	11,927
7/18	12,109	10,398	12,102
8/18	12,201	10,464	12,224
9/18	12,201	10,397	12,205
10/18	11,603	10,315	11,694
11/18	11,679	10,377	11,821
12/18	11,212	10,567	11,413
1/19	11,790	10,679	11,941
2/19	12,007	10,673	12,121
3/19	12,169	10,878	12,263
4/19	12,431	10,881	12,480
5/19	12,124	11,074	12,172
6/19	12,602	11,213	12,616
7/19	12,648	11,238	12,665
8/19	12,648	11,529	12,648
9/19	12,729	11,468	12,764
10/19	12,873	11,502	12,930
11/19	13,054	11,496	13,093
12/19	13,265	11,488	13,299
1/20	13,314	11,709	13,317
2/20	12,902	11,920	12,856
3/20	11,716	11,850	11,896
4/20	12,529	12,061	12,638
5/20	12,951	12,117	12,963
6/20	13,167	12,193	13,162
7/20	13,618	12,375	13,548
8/20	13,990	12,275	13,850
9/20	13,775	12,269	13,654
10/20	13,628	12,214	13,516
11/20	14,530	12,334	14,335
12/20	14,929	12,351	14,661
1/21	14,805	12,262	14,616
2/21	15,012	12,085	14,730
3/21	15,178	11,934	14,875
4/21	15,604	12,028	15,218
5/21	15,728	12,068	15,341
6/21	15,853	12,152	15,455
7/21	15,998	12,288	15,580
8/21	16,154	12,265	15,760
9/21	15,759	12,159	15,418
10/21	16,174	12,155	15,787
11/21	15,915	12,191	15,612
12/21	16,258	12,160	15,945
1/22	15,701	11,898	15,392
2/22	15,395	11,765	15,201
3/22	15,338	11,439	15,193
4/22	14,532	11,005	14,419
5/22	14,611	11,075	14,470
6/22	13,874	10,902	13,776
7/22	14,543	11,168	14,401
8/22	14,101	10,853	14,003
9/22	13,215	10,384	13,144
10/22	13,578	10,249	13,510
11/22	14,225	10,626	14,160
12/22	13,897	10,578	13,902
1/23	14,557	10,904	14,537
2/23	14,221	10,622	14,241
3/23	14,482	10,891	14,532
4/23	14,619	10,957	14,661
5/23	14,433	10,838	14,497
6/23	14,819	10,799	14,858
7/23	15,043	10,792	15,103
8/23	14,843	10,723	14,886
9/23	14,395	10,451	14,452
10/23	14,109	10,286	14,158
11/23	14,956	10,751	15,007
12/23	15,564	11,163	15,614
1/24	15,590	11,132	15,633
2/24	15,799	10,975	15,824
3/24	16,113	11,076	16,115
4/24	15,694	10,797	15,716
5/24	16,074	10,980	16,132
6/24	16,191	11,084	16,320
7/24	16,518	11,342	16,658
8/24	16,806	11,505	16,932
9/24	17,041	11,660	17,206
10/24	16,714	11,370	16,849
11/24	17,120	11,491	17,197
12/24	16,706	11,303	16,878
1/25	17,043	11,362	17,162
2/25	17,170	11,612	17,295
3/25	16,861	11,617	17,056
4/25	16,875	11,663	17,145
5/25	17,240	11,579	17,499
6/25	17,676	11,757	17,937
7/25	17,746	11,726	18,016
8/25	18,055	11,866	18,346
9/25	18,308	11,996	18,675
10/25	18,406	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	10.12%	6.20%	6.29%
Class J Shares Including Sales Charge	9.12%	6.20%	6.29%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,016,983,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,016,983 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 25.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.86%
Domestic Equity Funds	28.69%
International Equity Funds	13.09%
Specialty Funds	0.37%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019745
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	Institutional
Trading Symbol	PLWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $18,701	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,979	9,974	9,995
12/15	9,827	9,941	9,846
1/16	9,505	10,078	9,585
2/16	9,474	10,150	9,579
3/16	9,903	10,243	10,020
4/16	10,003	10,282	10,089
5/16	10,064	10,285	10,153
6/16	10,095	10,469	10,219
7/16	10,356	10,536	10,459
8/16	10,386	10,524	10,474
9/16	10,417	10,517	10,504
10/16	10,271	10,437	10,348
11/16	10,287	10,190	10,411
12/16	10,400	10,205	10,557
1/17	10,591	10,225	10,699
2/17	10,782	10,293	10,888
3/17	10,837	10,288	10,945
4/17	10,988	10,367	11,059
5/17	11,132	10,447	11,184
6/17	11,163	10,437	11,224
7/17	11,362	10,481	11,374
8/17	11,426	10,575	11,405
9/17	11,577	10,525	11,539
10/17	11,720	10,531	11,665
11/17	11,855	10,518	11,810
12/17	11,957	10,566	11,908
1/18	12,318	10,444	12,161
2/18	11,923	10,345	11,863
3/18	11,856	10,412	11,799
4/18	11,906	10,334	11,825
5/18	11,965	10,408	11,936
6/18	11,940	10,395	11,927
7/18	12,159	10,398	12,102
8/18	12,251	10,464	12,224
9/18	12,251	10,397	12,205
10/18	11,654	10,315	11,694
11/18	11,738	10,377	11,821
12/18	11,275	10,567	11,413
1/19	11,852	10,679	11,941
2/19	12,069	10,673	12,121
3/19	12,231	10,878	12,263
4/19	12,502	10,881	12,480
5/19	12,195	11,074	12,172
6/19	12,674	11,213	12,616
7/19	12,719	11,238	12,665
8/19	12,719	11,529	12,648
9/19	12,809	11,468	12,764
10/19	12,953	11,502	12,930
11/19	13,134	11,496	13,093
12/19	13,347	11,488	13,299
1/20	13,406	11,709	13,317
2/20	12,984	11,920	12,856
3/20	11,796	11,850	11,896
4/20	12,620	12,061	12,638
5/20	13,042	12,117	12,963
6/20	13,268	12,193	13,162
7/20	13,720	12,375	13,548
8/20	14,092	12,275	13,850
9/20	13,886	12,269	13,654
10/20	13,729	12,214	13,516
11/20	14,642	12,334	14,335
12/20	15,042	12,351	14,661
1/21	14,928	12,262	14,616
2/21	15,136	12,085	14,730
3/21	15,302	11,934	14,875
4/21	15,728	12,028	15,218
5/21	15,863	12,068	15,341
6/21	15,988	12,152	15,455
7/21	16,133	12,288	15,580
8/21	16,300	12,265	15,760
9/21	15,905	12,159	15,418
10/21	16,321	12,155	15,787
11/21	16,071	12,191	15,612
12/21	16,409	12,160	15,945
1/22	15,851	11,898	15,392
2/22	15,555	11,765	15,201
3/22	15,498	11,439	15,193
4/22	14,690	11,005	14,419
5/22	14,758	11,075	14,470
6/22	14,018	10,902	13,776
7/22	14,701	11,168	14,401
8/22	14,257	10,853	14,003
9/22	13,369	10,384	13,144
10/22	13,733	10,249	13,510
11/22	14,382	10,626	14,160
12/22	14,055	10,578	13,902
1/23	14,730	10,904	14,537
2/23	14,380	10,622	14,241
3/23	14,655	10,891	14,532
4/23	14,792	10,957	14,661
5/23	14,605	10,838	14,497
6/23	14,993	10,799	14,858
7/23	15,230	10,792	15,103
8/23	15,018	10,723	14,886
9/23	14,567	10,451	14,452
10/23	14,292	10,286	14,158
11/23	15,143	10,751	15,007
12/23	15,776	11,163	15,614
1/24	15,789	11,132	15,633
2/24	16,012	10,975	15,824
3/24	16,328	11,076	16,115
4/24	15,907	10,797	15,716
5/24	16,302	10,980	16,132
6/24	16,407	11,084	16,320
7/24	16,749	11,342	16,658
8/24	17,038	11,505	16,932
9/24	17,275	11,660	17,206
10/24	16,946	11,370	16,849
11/24	17,367	11,491	17,197
12/24	16,949	11,303	16,878
1/25	17,302	11,362	17,162
2/25	17,415	11,612	17,295
3/25	17,104	11,617	17,056
4/25	17,132	11,663	17,145
5/25	17,500	11,579	17,499
6/25	17,938	11,757	17,937
7/25	18,009	11,726	18,016
8/25	18,334	11,866	18,346
9/25	18,603	11,996	18,675
10/25	18,701	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.36%	6.38%	6.46%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,016,983,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,016,983 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 25.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.86%
Domestic Equity Funds	28.69%
International Equity Funds	13.09%
Specialty Funds	0.37%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019742
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	R-3
Trading Symbol	PTBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $17,684	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,979	9,974	9,995
12/15	9,826	9,941	9,846
1/16	9,494	10,078	9,585
2/16	9,455	10,150	9,579
3/16	9,887	10,243	10,020
4/16	9,980	10,282	10,089
5/16	10,042	10,285	10,153
6/16	10,065	10,469	10,219
7/16	10,320	10,536	10,459
8/16	10,343	10,524	10,474
9/16	10,366	10,517	10,504
10/16	10,219	10,437	10,348
11/16	10,227	10,190	10,411
12/16	10,334	10,205	10,557
1/17	10,525	10,225	10,699
2/17	10,708	10,293	10,888
3/17	10,756	10,288	10,945
4/17	10,899	10,367	11,059
5/17	11,043	10,447	11,184
6/17	11,066	10,437	11,224
7/17	11,258	10,481	11,374
8/17	11,313	10,575	11,405
9/17	11,457	10,525	11,539
10/17	11,600	10,531	11,665
11/17	11,727	10,518	11,810
12/17	11,817	10,566	11,908
1/18	12,169	10,444	12,161
2/18	11,775	10,345	11,863
3/18	11,700	10,412	11,799
4/18	11,742	10,334	11,825
5/18	11,800	10,408	11,936
6/18	11,767	10,395	11,927
7/18	11,976	10,398	12,102
8/18	12,060	10,464	12,224
9/18	12,060	10,397	12,205
10/18	11,465	10,315	11,694
11/18	11,541	10,377	11,821
12/18	11,079	10,567	11,413
1/19	11,642	10,679	11,941
2/19	11,848	10,673	12,121
3/19	12,009	10,878	12,263
4/19	12,268	10,881	12,480
5/19	11,955	11,074	12,172
6/19	12,420	11,213	12,616
7/19	12,464	11,238	12,665
8/19	12,455	11,529	12,648
9/19	12,536	11,468	12,764
10/19	12,670	11,502	12,930
11/19	12,849	11,496	13,093
12/19	13,047	11,488	13,299
1/20	13,095	11,709	13,317
2/20	12,680	11,920	12,856
3/20	11,510	11,850	11,896
4/20	12,313	12,061	12,638
5/20	12,709	12,117	12,963
6/20	12,931	12,193	13,162
7/20	13,366	12,375	13,548
8/20	13,724	12,275	13,850
9/20	13,511	12,269	13,654
10/20	13,356	12,214	13,516
11/20	14,236	12,334	14,335
12/20	14,621	12,351	14,661
1/21	14,499	12,262	14,616
2/21	14,692	12,085	14,730
3/21	14,855	11,934	14,875
4/21	15,263	12,028	15,218
5/21	15,385	12,068	15,341
6/21	15,497	12,152	15,455
7/21	15,630	12,288	15,580
8/21	15,783	12,265	15,760
9/21	15,395	12,159	15,418
10/21	15,793	12,155	15,787
11/21	15,538	12,191	15,612
12/21	15,862	12,160	15,945
1/22	15,307	11,898	15,392
2/22	15,018	11,765	15,201
3/22	14,951	11,439	15,193
4/22	14,162	11,005	14,419
5/22	14,229	11,075	14,470
6/22	13,507	10,902	13,776
7/22	14,151	11,168	14,401
8/22	13,729	10,853	14,003
9/22	12,863	10,384	13,144
10/22	13,207	10,249	13,510
11/22	13,829	10,626	14,160
12/22	13,501	10,578	13,902
1/23	14,144	10,904	14,537
2/23	13,804	10,622	14,241
3/23	14,059	10,891	14,532
4/23	14,192	10,957	14,661
5/23	13,998	10,838	14,497
6/23	14,374	10,799	14,858
7/23	14,593	10,792	15,103
8/23	14,387	10,723	14,886
9/23	13,938	10,451	14,452
10/23	13,671	10,286	14,158
11/23	14,484	10,751	15,007
12/23	15,072	11,163	15,614
1/24	15,085	11,132	15,633
2/24	15,275	10,975	15,824
3/24	15,580	11,076	16,115
4/24	15,174	10,797	15,716
5/24	15,529	10,980	16,132
6/24	15,631	11,084	16,320
7/24	15,960	11,342	16,658
8/24	16,214	11,505	16,932
9/24	16,430	11,660	17,206
10/24	16,113	11,370	16,849
11/24	16,506	11,491	17,197
12/24	16,109	11,303	16,878
1/25	16,421	11,362	17,162
2/25	16,530	11,612	17,295
3/25	16,231	11,617	17,056
4/25	16,245	11,663	17,145
5/25	16,584	11,579	17,499
6/25	16,992	11,757	17,937
7/25	17,060	11,726	18,016
8/25	17,345	11,866	18,346
9/25	17,589	11,996	18,675
10/25	17,684	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	9.76%	5.77%	5.87%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,016,983,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,016,983 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 25.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.86%
Domestic Equity Funds	28.69%
International Equity Funds	13.09%
Specialty Funds	0.37%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019743
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Fund
Class Name	R-5
Trading Symbol	PTBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $18,239	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,986	9,974	9,995
12/15	9,827	9,941	9,846
1/16	9,504	10,078	9,585
2/16	9,465	10,150	9,579
3/16	9,896	10,243	10,020
4/16	9,996	10,282	10,089
5/16	10,058	10,285	10,153
6/16	10,081	10,469	10,219
7/16	10,343	10,536	10,459
8/16	10,366	10,524	10,474
9/16	10,397	10,517	10,504
10/16	10,250	10,437	10,348
11/16	10,266	10,190	10,411
12/16	10,373	10,205	10,557
1/17	10,564	10,225	10,699
2/17	10,747	10,293	10,888
3/17	10,803	10,288	10,945
4/17	10,946	10,367	11,059
5/17	11,098	10,447	11,184
6/17	11,121	10,437	11,224
7/17	11,320	10,481	11,374
8/17	11,376	10,575	11,405
9/17	11,520	10,525	11,539
10/17	11,671	10,531	11,665
11/17	11,798	10,518	11,810
12/17	11,893	10,566	11,908
1/18	12,254	10,444	12,161
2/18	11,859	10,345	11,863
3/18	11,783	10,412	11,799
4/18	11,834	10,334	11,825
5/18	11,893	10,408	11,936
6/18	11,859	10,395	11,927
7/18	12,077	10,398	12,102
8/18	12,170	10,464	12,224
9/18	12,170	10,397	12,205
10/18	11,565	10,315	11,694
11/18	11,649	10,377	11,821
12/18	11,188	10,567	11,413
1/19	11,755	10,679	11,941
2/19	11,971	10,673	12,121
3/19	12,133	10,878	12,263
4/19	12,394	10,881	12,480
5/19	12,088	11,074	12,172
6/19	12,555	11,213	12,616
7/19	12,600	11,238	12,665
8/19	12,600	11,529	12,648
9/19	12,681	11,468	12,764
10/19	12,825	11,502	12,930
11/19	13,005	11,496	13,093
12/19	13,209	11,488	13,299
1/20	13,267	11,709	13,317
2/20	12,848	11,920	12,856
3/20	11,667	11,850	11,896
4/20	12,487	12,061	12,638
5/20	12,896	12,117	12,963
6/20	13,111	12,193	13,162
7/20	13,560	12,375	13,548
8/20	13,930	12,275	13,850
9/20	13,716	12,269	13,654
10/20	13,560	12,214	13,516
11/20	14,457	12,334	14,335
12/20	14,857	12,351	14,661
1/21	14,734	12,262	14,616
2/21	14,940	12,085	14,730
3/21	15,105	11,934	14,875
4/21	15,517	12,028	15,218
5/21	15,651	12,068	15,341
6/21	15,765	12,152	15,455
7/21	15,909	12,288	15,580
8/21	16,064	12,265	15,760
9/21	15,672	12,159	15,418
10/21	16,084	12,155	15,787
11/21	15,826	12,191	15,612
12/21	16,161	12,160	15,945
1/22	15,609	11,898	15,392
2/22	15,305	11,765	15,201
3/22	15,248	11,439	15,193
4/22	14,448	11,005	14,419
5/22	14,516	11,075	14,470
6/22	13,783	10,902	13,776
7/22	14,448	11,168	14,401
8/22	14,020	10,853	14,003
9/22	13,141	10,384	13,144
10/22	13,490	10,249	13,510
11/22	14,133	10,626	14,160
12/22	13,804	10,578	13,902
1/23	14,459	10,904	14,537
2/23	14,125	10,622	14,241
3/23	14,384	10,891	14,532
4/23	14,520	10,957	14,661
5/23	14,335	10,838	14,497
6/23	14,718	10,799	14,858
7/23	14,940	10,792	15,103
8/23	14,730	10,723	14,886
9/23	14,286	10,451	14,452
10/23	14,014	10,286	14,158
11/23	14,841	10,751	15,007
12/23	15,451	11,163	15,614
1/24	15,464	11,132	15,633
2/24	15,671	10,975	15,824
3/24	15,995	11,076	16,115
4/24	15,568	10,797	15,716
5/24	15,943	10,980	16,132
6/24	16,060	11,084	16,320
7/24	16,384	11,342	16,658
8/24	16,669	11,505	16,932
9/24	16,889	11,660	17,206
10/24	16,565	11,370	16,849
11/24	16,980	11,491	17,197
12/24	16,571	11,303	16,878
1/25	16,904	11,362	17,162
2/25	17,015	11,612	17,295
3/25	16,710	11,617	17,056
4/25	16,723	11,663	17,145
5/25	17,071	11,579	17,499
6/25	17,516	11,757	17,937
7/25	17,571	11,726	18,016
8/25	17,877	11,866	18,346
9/25	18,141	11,996	18,675
10/25	18,239	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.10%	6.11%	6.19%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,016,983,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,016,983 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 25.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.86%
Domestic Equity Funds	28.69%
International Equity Funds	13.09%
Specialty Funds	0.37%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063429
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	Institutional
Trading Symbol	LTSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $19,965	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,982	9,974	9,999
12/15	9,821	9,941	9,835
1/16	9,460	10,078	9,528
2/16	9,411	10,150	9,511
3/16	9,889	10,243	9,995
4/16	9,986	10,282	10,070
5/16	10,055	10,285	10,142
6/16	10,064	10,469	10,195
7/16	10,357	10,536	10,462
8/16	10,386	10,524	10,481
9/16	10,415	10,517	10,512
10/16	10,250	10,437	10,344
11/16	10,289	10,190	10,441
12/16	10,411	10,205	10,603
1/17	10,634	10,225	10,762
2/17	10,836	10,293	10,970
3/17	10,907	10,288	11,036
4/17	11,068	10,367	11,157
5/17	11,230	10,447	11,294
6/17	11,271	10,437	11,344
7/17	11,493	10,481	11,520
8/17	11,554	10,575	11,544
9/17	11,726	10,525	11,710
10/17	11,897	10,531	11,860
11/17	12,049	10,518	12,035
12/17	12,156	10,566	12,146
1/18	12,580	10,444	12,470
2/18	12,135	10,345	12,122
3/18	12,050	10,412	12,033
4/18	12,114	10,334	12,074
5/18	12,188	10,408	12,195
6/18	12,156	10,395	12,182
7/18	12,410	10,398	12,391
8/18	12,516	10,464	12,527
9/18	12,516	10,397	12,513
10/18	11,839	10,315	11,904
11/18	11,944	10,377	12,050
12/18	11,378	10,567	11,536
1/19	12,043	10,679	12,147
2/19	12,302	10,673	12,363
3/19	12,460	10,878	12,502
4/19	12,775	10,881	12,761
5/19	12,381	11,074	12,359
6/19	12,933	11,213	12,875
7/19	12,989	11,238	12,927
8/19	12,956	11,529	12,858
9/19	13,068	11,468	13,009
10/19	13,237	11,502	13,208
11/19	13,463	11,496	13,403
12/19	13,709	11,488	13,656
1/20	13,745	11,709	13,636
2/20	13,203	11,920	13,042
3/20	11,818	11,850	11,890
4/20	12,745	12,061	12,739
5/20	13,227	12,117	13,116
6/20	13,480	12,193	13,346
7/20	13,998	12,375	13,787
8/20	14,444	12,275	14,180
9/20	14,203	12,269	13,933
10/20	14,022	12,214	13,771
11/20	15,107	12,334	14,778
12/20	15,587	12,351	15,187
1/21	15,447	12,262	15,145
2/21	15,752	12,085	15,334
3/21	15,980	11,934	15,549
4/21	16,487	12,028	15,968
5/21	16,640	12,068	16,116
6/21	16,779	12,152	16,239
7/21	16,931	12,288	16,366
8/21	17,134	12,265	16,584
9/21	16,665	12,159	16,185
10/21	17,185	12,155	16,625
11/21	16,868	12,191	16,410
12/21	17,293	12,160	16,808
1/22	16,637	11,898	16,186
2/22	16,295	11,765	15,964
3/22	16,281	11,439	15,996
4/22	15,352	11,005	15,120
5/22	15,434	11,075	15,179
6/22	14,573	10,902	14,388
7/22	15,352	11,168	15,080
8/22	14,860	10,853	14,660
9/22	13,848	10,384	13,730
10/22	14,313	10,249	14,187
11/22	15,051	10,626	14,904
12/22	14,660	10,578	14,601
1/23	15,428	10,904	15,305
2/23	15,044	10,622	14,997
3/23	15,325	10,891	15,291
4/23	15,487	10,957	15,435
5/23	15,266	10,838	15,263
6/23	15,753	10,799	15,675
7/23	16,033	10,792	15,956
8/23	15,782	10,723	15,710
9/23	15,266	10,451	15,237
10/23	14,956	10,286	14,910
11/23	15,915	10,751	15,838
12/23	16,612	11,163	16,498
1/24	16,627	11,132	16,513
2/24	16,920	10,975	16,742
3/24	17,304	11,076	17,065
4/24	16,812	10,797	16,634
5/24	17,258	10,980	17,090
6/24	17,366	11,084	17,288
7/24	17,751	11,342	17,654
8/24	18,074	11,505	17,956
9/24	18,320	11,660	18,255
10/24	17,966	11,370	17,859
11/24	18,459	11,491	18,242
12/24	17,968	11,303	17,891
1/25	18,377	11,362	18,214
2/25	18,492	11,612	18,339
3/25	18,099	11,617	18,060
4/25	18,132	11,663	18,170
5/25	18,574	11,579	18,597
6/25	19,097	11,757	19,106
7/25	19,179	11,726	19,205
8/25	19,539	11,866	19,588
9/25	19,850	11,996	19,974
10/25	19,965	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	11.12%	7.32%	7.16%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,381,132,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,381,132 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.12%
Domestic Equity Funds	33.23%
International Equity Funds	15.28%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063431
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	R-3
Trading Symbol	LTVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $18,859	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,973	9,974	9,999
12/15	9,813	9,941	9,835
1/16	9,437	10,078	9,528
2/16	9,387	10,150	9,511
3/16	9,862	10,243	9,995
4/16	9,951	10,282	10,070
5/16	10,020	10,285	10,142
6/16	10,020	10,469	10,195
7/16	10,307	10,536	10,462
8/16	10,327	10,524	10,481
9/16	10,357	10,517	10,512
10/16	10,188	10,437	10,344
11/16	10,218	10,190	10,441
12/16	10,336	10,205	10,603
1/17	10,550	10,225	10,762
2/17	10,754	10,293	10,970
3/17	10,805	10,288	11,036
4/17	10,969	10,367	11,157
5/17	11,122	10,447	11,294
6/17	11,162	10,437	11,344
7/17	11,366	10,481	11,520
8/17	11,428	10,575	11,544
9/17	11,591	10,525	11,710
10/17	11,754	10,531	11,860
11/17	11,907	10,518	12,035
12/17	12,003	10,566	12,146
1/18	12,418	10,444	12,470
2/18	11,971	10,345	12,122
3/18	11,886	10,412	12,033
4/18	11,939	10,334	12,074
5/18	12,003	10,408	12,195
6/18	11,960	10,395	12,182
7/18	12,216	10,398	12,391
8/18	12,311	10,464	12,527
9/18	12,311	10,397	12,513
10/18	11,641	10,315	11,904
11/18	11,726	10,377	12,050
12/18	11,173	10,567	11,536
1/19	11,815	10,679	12,147
2/19	12,063	10,673	12,363
3/19	12,221	10,878	12,502
4/19	12,525	10,881	12,761
5/19	12,131	11,074	12,359
6/19	12,660	11,213	12,875
7/19	12,705	11,238	12,927
8/19	12,671	11,529	12,858
9/19	12,773	11,468	13,009
10/19	12,930	11,502	13,208
11/19	13,144	11,496	13,403
12/19	13,387	11,488	13,656
1/20	13,411	11,709	13,636
2/20	12,871	11,920	13,042
3/20	11,516	11,850	11,890
4/20	12,415	12,061	12,739
5/20	12,883	12,117	13,116
6/20	13,123	12,193	13,346
7/20	13,615	12,375	13,787
8/20	14,047	12,275	14,180
9/20	13,807	12,269	13,933
10/20	13,615	12,214	13,771
11/20	14,670	12,334	14,778
12/20	15,131	12,351	15,187
1/21	14,993	12,262	15,145
2/21	15,270	12,085	15,334
3/21	15,483	11,934	15,549
4/21	15,974	12,028	15,968
5/21	16,125	12,068	16,116
6/21	16,238	12,152	16,239
7/21	16,389	12,288	16,366
8/21	16,578	12,265	16,584
9/21	16,112	12,159	16,185
10/21	16,603	12,155	16,625
11/21	16,301	12,191	16,410
12/21	16,694	12,160	16,808
1/22	16,059	11,898	16,186
2/22	15,722	11,765	15,964
3/22	15,695	11,439	15,996
4/22	14,790	11,005	15,120
5/22	14,871	11,075	15,179
6/22	14,033	10,902	14,388
7/22	14,763	11,168	15,080
8/22	14,290	10,853	14,660
9/22	13,304	10,384	13,730
10/22	13,750	10,249	14,187
11/22	14,452	10,626	14,904
12/22	14,059	10,578	14,601
1/23	14,800	10,904	15,305
2/23	14,422	10,622	14,997
3/23	14,684	10,891	15,291
4/23	14,829	10,957	15,435
5/23	14,626	10,838	15,263
6/23	15,076	10,799	15,675
7/23	15,337	10,792	15,956
8/23	15,090	10,723	15,710
9/23	14,597	10,451	15,237
10/23	14,277	10,286	14,910
11/23	15,207	10,751	15,838
12/23	15,849	11,163	16,498
1/24	15,865	11,132	16,513
2/24	16,136	10,975	16,742
3/24	16,483	11,076	17,065
4/24	16,015	10,797	16,634
5/24	16,423	10,980	17,090
6/24	16,528	11,084	17,288
7/24	16,890	11,342	17,654
8/24	17,177	11,505	17,956
9/24	17,418	11,660	18,255
10/24	17,056	11,370	17,859
11/24	17,523	11,491	18,242
12/24	17,054	11,303	17,891
1/25	17,437	11,362	18,214
2/25	17,533	11,612	18,339
3/25	17,166	11,617	18,060
4/25	17,166	11,663	18,170
5/25	17,581	11,579	18,597
6/25	18,060	11,757	19,106
7/25	18,140	11,726	19,205
8/25	18,475	11,866	19,588
9/25	18,747	11,996	19,974
10/25	18,859	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.57%	6.73%	6.55%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,381,132,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,381,132 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.12%
Domestic Equity Funds	33.23%
International Equity Funds	15.28%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063433
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2025 Fund
Class Name	R-5
Trading Symbol	LTPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $19,457	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,982	9,974	9,999
12/15	9,811	9,941	9,835
1/16	9,449	10,078	9,528
2/16	9,400	10,150	9,511
3/16	9,870	10,243	9,995
4/16	9,968	10,282	10,070
5/16	10,037	10,285	10,142
6/16	10,046	10,469	10,195
7/16	10,330	10,536	10,462
8/16	10,360	10,524	10,481
9/16	10,389	10,517	10,512
10/16	10,223	10,437	10,344
11/16	10,262	10,190	10,441
12/16	10,381	10,205	10,603
1/17	10,594	10,225	10,762
2/17	10,796	10,293	10,970
3/17	10,857	10,288	11,036
4/17	11,019	10,367	11,157
5/17	11,181	10,447	11,294
6/17	11,222	10,437	11,344
7/17	11,434	10,481	11,520
8/17	11,495	10,575	11,544
9/17	11,657	10,525	11,710
10/17	11,829	10,531	11,860
11/17	11,981	10,518	12,035
12/17	12,090	10,566	12,146
1/18	12,503	10,444	12,470
2/18	12,059	10,345	12,122
3/18	11,974	10,412	12,033
4/18	12,038	10,334	12,074
5/18	12,101	10,408	12,195
6/18	12,069	10,395	12,182
7/18	12,313	10,398	12,391
8/18	12,419	10,464	12,527
9/18	12,419	10,397	12,513
10/18	11,752	10,315	11,904
11/18	11,847	10,377	12,050
12/18	11,282	10,567	11,536
1/19	11,934	10,679	12,147
2/19	12,192	10,673	12,363
3/19	12,350	10,878	12,502
4/19	12,653	10,881	12,761
5/19	12,271	11,074	12,359
6/19	12,810	11,213	12,875
7/19	12,855	11,238	12,927
8/19	12,822	11,529	12,858
9/19	12,934	11,468	13,009
10/19	13,102	11,502	13,208
11/19	13,316	11,496	13,403
12/19	13,559	11,488	13,656
1/20	13,595	11,709	13,636
2/20	13,044	11,920	13,042
3/20	11,677	11,850	11,890
4/20	12,588	12,061	12,739
5/20	13,068	12,117	13,116
6/20	13,307	12,193	13,346
7/20	13,823	12,375	13,787
8/20	14,266	12,275	14,180
9/20	14,015	12,269	13,933
10/20	13,835	12,214	13,771
11/20	14,914	12,334	14,778
12/20	15,382	12,351	15,187
1/21	15,243	12,262	15,145
2/21	15,533	12,085	15,334
3/21	15,747	11,934	15,549
4/21	16,251	12,028	15,968
5/21	16,402	12,068	16,116
6/21	16,528	12,152	16,239
7/21	16,679	12,288	16,366
8/21	16,881	12,265	16,584
9/21	16,415	12,159	16,185
10/21	16,906	12,155	16,625
11/21	16,604	12,191	16,410
12/21	17,023	12,160	16,808
1/22	16,372	11,898	16,186
2/22	16,034	11,765	15,964
3/22	16,006	11,439	15,996
4/22	15,085	11,005	15,120
5/22	15,180	11,075	15,179
6/22	14,326	10,902	14,388
7/22	15,085	11,168	15,080
8/22	14,597	10,853	14,660
9/22	13,594	10,384	13,730
10/22	14,041	10,249	14,187
11/22	14,773	10,626	14,904
12/22	14,375	10,578	14,601
1/23	15,134	10,904	15,305
2/23	14,754	10,622	14,997
3/23	15,032	10,891	15,291
4/23	15,193	10,957	15,435
5/23	14,974	10,838	15,263
6/23	15,441	10,799	15,675
7/23	15,719	10,792	15,956
8/23	15,470	10,723	15,710
9/23	14,959	10,451	15,237
10/23	14,638	10,286	14,910
11/23	15,587	10,751	15,838
12/23	16,265	11,163	16,498
1/24	16,280	11,132	16,513
2/24	16,553	10,975	16,742
3/24	16,918	11,076	17,065
4/24	16,447	10,797	16,634
5/24	16,873	10,980	17,090
6/24	16,979	11,084	17,288
7/24	17,344	11,342	17,654
8/24	17,663	11,505	17,956
9/24	17,906	11,660	18,255
10/24	17,542	11,370	17,859
11/24	18,028	11,491	18,242
12/24	17,553	11,303	17,891
1/25	17,940	11,362	18,214
2/25	18,053	11,612	18,339
3/25	17,666	11,617	18,060
4/25	17,682	11,663	18,170
5/25	18,118	11,579	18,597
6/25	18,618	11,757	19,106
7/25	18,699	11,726	19,205
8/25	19,037	11,866	19,588
9/25	19,344	11,996	19,974
10/25	19,457	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.92%	7.06%	6.88%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,381,132,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,381,132 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 30.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.12%
Domestic Equity Funds	33.23%
International Equity Funds	15.28%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019756
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Class A
Trading Symbol	PTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $19,610	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	9,627	10,000	10,000
11/15	9,607	10,045	10,003
12/15	9,450	9,857	9,824
1/16	9,043	9,359	9,477
2/16	8,985	9,360	9,450
3/16	9,465	10,011	9,973
4/16	9,552	10,058	10,052
5/16	9,617	10,242	10,131
6/16	9,610	10,271	10,174
7/16	9,901	10,659	10,464
8/16	9,923	10,680	10,485
9/16	9,952	10,679	10,519
10/16	9,770	10,469	10,339
11/16	9,843	10,918	10,466
12/16	9,961	11,141	10,643
1/17	10,180	11,342	10,817
2/17	10,391	11,772	11,042
3/17	10,458	11,780	11,117
4/17	10,624	11,899	11,245
5/17	10,782	12,037	11,390
6/17	10,827	12,129	11,451
7/17	11,053	12,364	11,649
8/17	11,121	12,375	11,666
9/17	11,294	12,667	11,864
10/17	11,475	12,957	12,037
11/17	11,648	13,362	12,243
12/17	11,756	13,495	12,366
1/18	12,225	14,227	12,760
2/18	11,764	13,695	12,362
3/18	11,661	13,398	12,250
4/18	11,717	13,446	12,305
5/18	11,796	13,802	12,440
6/18	11,748	13,887	12,421
7/18	12,018	14,383	12,669
8/18	12,122	14,858	12,820
9/18	12,130	14,908	12,812
10/18	11,367	13,845	12,095
11/18	11,470	14,135	12,259
12/18	10,844	12,825	11,626
1/19	11,537	13,883	12,328
2/19	11,811	14,342	12,582
3/19	11,965	14,575	12,717
4/19	12,290	15,164	13,024
5/19	11,828	14,175	12,518
6/19	12,410	15,181	13,111
7/19	12,461	15,396	13,165
8/19	12,393	15,114	13,036
9/19	12,513	15,414	13,226
10/19	12,709	15,737	13,458
11/19	12,958	16,299	13,690
12/19	13,225	16,789	13,994
1/20	13,216	16,738	13,931
2/20	12,598	15,341	13,190
3/20	11,136	13,335	11,842
4/20	12,098	15,053	12,799
5/20	12,607	15,790	13,232
6/20	12,852	16,104	13,493
7/20	13,406	16,997	13,983
8/20	13,879	18,171	14,466
9/20	13,606	17,483	14,170
10/20	13,406	17,084	13,983
11/20	14,587	19,015	15,171
12/20	15,106	19,797	15,661
1/21	14,961	19,664	15,619
2/21	15,308	20,279	15,880
3/21	15,568	21,165	16,168
4/21	16,117	22,265	16,662
5/21	16,281	22,422	16,837
6/21	16,416	22,888	16,962
7/21	16,570	23,375	17,089
8/21	16,792	24,065	17,356
9/21	16,271	22,969	16,885
10/21	16,849	24,542	17,418
11/21	16,503	24,330	17,143
12/21	16,982	25,429	17,635
1/22	16,249	24,071	16,919
2/22	15,830	23,430	16,672
3/22	15,841	24,249	16,766
4/22	14,825	22,162	15,767
5/22	14,899	22,218	15,831
6/22	13,988	20,366	14,885
7/22	14,815	22,266	15,696
8/22	14,281	21,369	15,218
9/22	13,234	19,397	14,144
10/22	13,736	21,015	14,720
11/22	14,522	22,188	15,548
12/22	14,069	20,908	15,172
1/23	14,906	22,274	15,990
2/23	14,493	21,746	15,645
3/23	14,757	22,405	15,958
4/23	14,929	22,700	16,123
5/23	14,700	22,741	15,926
6/23	15,262	24,284	16,468
7/23	15,560	25,090	16,825
8/23	15,274	24,656	16,528
9/23	14,700	23,467	15,977
10/23	14,344	22,909	15,596
11/23	15,388	24,988	16,667
12/23	16,143	26,232	17,417
1/24	16,131	26,582	17,431
2/24	16,477	27,997	17,772
3/24	16,871	28,936	18,159
4/24	16,322	27,711	17,651
5/24	16,799	29,077	18,194
6/24	16,918	29,996	18,419
7/24	17,312	30,503	18,831
8/24	17,657	31,170	19,182
9/24	17,908	31,808	19,519
10/24	17,538	31,510	19,085
11/24	18,075	33,451	19,564
12/24	17,542	32,515	19,141
1/25	17,996	33,440	19,534
2/25	18,059	32,911	19,620
3/25	17,618	31,056	19,238
4/25	17,630	30,792	19,352
5/25	18,135	32,708	19,925
6/25	18,689	34,338	20,512
7/25	18,790	35,087	20,636
8/25	19,169	35,864	21,089
9/25	19,497	37,090	21,543
10/25	19,610	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	11.81%	7.90%	7.37%
Class A Shares Including Sales Charge	7.64%	7.07%	6.97%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,212,534,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,212,534 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.28%
Domestic Equity Funds	39.14%
International Equity Funds	18.12%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019755
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Class J
Trading Symbol	PLTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $20,771	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,003
12/15	9,818	9,857	9,824
1/16	9,400	9,359	9,477
2/16	9,339	9,360	9,450
3/16	9,841	10,011	9,973
4/16	9,932	10,058	10,052
5/16	10,000	10,242	10,131
6/16	9,993	10,271	10,174
7/16	10,297	10,659	10,464
8/16	10,320	10,680	10,485
9/16	10,350	10,679	10,519
10/16	10,168	10,469	10,339
11/16	10,244	10,918	10,466
12/16	10,370	11,141	10,643
1/17	10,599	11,342	10,817
2/17	10,828	11,772	11,042
3/17	10,891	11,780	11,117
4/17	11,064	11,899	11,245
5/17	11,238	12,037	11,390
6/17	11,285	12,129	11,451
7/17	11,522	12,364	11,649
8/17	11,593	12,375	11,666
9/17	11,782	12,667	11,864
10/17	11,971	12,957	12,037
11/17	12,153	13,362	12,243
12/17	12,259	13,495	12,366
1/18	12,759	14,227	12,760
2/18	12,276	13,695	12,362
3/18	12,167	13,398	12,250
4/18	12,234	13,446	12,305
5/18	12,317	13,802	12,440
6/18	12,276	13,887	12,421
7/18	12,551	14,383	12,669
8/18	12,659	14,858	12,820
9/18	12,668	14,908	12,812
10/18	11,875	13,845	12,095
11/18	11,992	14,135	12,259
12/18	11,335	12,825	11,626
1/19	12,065	13,883	12,328
2/19	12,353	14,342	12,582
3/19	12,515	14,575	12,717
4/19	12,857	15,164	13,024
5/19	12,371	14,175	12,518
6/19	12,993	15,181	13,111
7/19	13,047	15,396	13,165
8/19	12,975	15,114	13,036
9/19	13,101	15,414	13,226
10/19	13,308	15,737	13,458
11/19	13,569	16,299	13,690
12/19	13,848	16,789	13,994
1/20	13,848	16,738	13,931
2/20	13,206	15,341	13,190
3/20	11,673	13,335	11,842
4/20	12,689	15,053	12,799
5/20	13,216	15,790	13,232
6/20	13,474	16,104	13,493
7/20	14,059	16,997	13,983
8/20	14,557	18,171	14,466
9/20	14,280	17,483	14,170
10/20	14,059	17,084	13,983
11/20	15,315	19,015	15,171
12/20	15,860	19,797	15,661
1/21	15,708	19,664	15,619
2/21	16,074	20,279	15,880
3/21	16,349	21,165	16,168
4/21	16,930	22,265	16,662
5/21	17,103	22,422	16,837
6/21	17,246	22,888	16,962
7/21	17,419	23,375	17,089
8/21	17,653	24,065	17,356
9/21	17,103	22,969	16,885
10/21	17,714	24,542	17,418
11/21	17,348	24,330	17,143
12/21	17,862	25,429	17,635
1/22	17,086	24,071	16,919
2/22	16,653	23,430	16,672
3/22	16,664	24,249	16,766
4/22	15,599	22,162	15,767
5/22	15,688	22,218	15,831
6/22	14,723	20,366	14,885
7/22	15,599	22,266	15,696
8/22	15,033	21,369	15,218
9/22	13,935	19,397	14,144
10/22	14,467	21,015	14,720
11/22	15,300	22,188	15,548
12/22	14,826	20,908	15,172
1/23	15,717	22,274	15,990
2/23	15,278	21,746	15,645
3/23	15,558	22,405	15,958
4/23	15,741	22,700	16,123
5/23	15,497	22,741	15,926
6/23	16,095	24,284	16,468
7/23	16,412	25,090	16,825
8/23	16,119	24,656	16,528
9/23	15,509	23,467	15,977
10/23	15,131	22,909	15,596
11/23	16,253	24,988	16,667
12/23	17,041	26,232	17,417
1/24	17,041	26,582	17,431
2/24	17,409	27,997	17,772
3/24	17,828	28,936	18,159
4/24	17,244	27,711	17,651
5/24	17,752	29,077	18,194
6/24	17,879	29,996	18,419
7/24	18,298	30,503	18,831
8/24	18,666	31,170	19,182
9/24	18,946	31,808	19,519
10/24	18,539	31,510	19,085
11/24	19,111	33,451	19,564
12/24	18,563	32,515	19,141
1/25	19,034	33,440	19,534
2/25	19,115	32,911	19,620
3/25	18,644	31,056	19,238
4/25	18,657	30,792	19,352
5/25	19,196	32,708	19,925
6/25	19,788	34,338	20,512
7/25	19,896	35,087	20,636
8/25	20,299	35,864	21,089
9/25	20,636	37,090	21,543
10/25	20,771	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	12.03%	8.12%	7.58%
Class J Shares Including Sales Charge	11.03%	8.12%	7.58%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,212,534,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,212,534 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.28%
Domestic Equity Funds	39.14%
International Equity Funds	18.12%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019754
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	Institutional
Trading Symbol	PMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $21,117	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,979	10,045	10,003
12/15	9,816	9,857	9,824
1/16	9,399	9,359	9,477
2/16	9,346	9,360	9,450
3/16	9,846	10,011	9,973
4/16	9,937	10,058	10,052
5/16	10,013	10,242	10,131
6/16	10,006	10,271	10,174
7/16	10,309	10,659	10,464
8/16	10,339	10,680	10,485
9/16	10,370	10,679	10,519
10/16	10,188	10,469	10,339
11/16	10,264	10,918	10,466
12/16	10,394	11,141	10,643
1/17	10,623	11,342	10,817
2/17	10,851	11,772	11,042
3/17	10,922	11,780	11,117
4/17	11,096	11,899	11,245
5/17	11,269	12,037	11,390
6/17	11,317	12,129	11,451
7/17	11,553	12,364	11,649
8/17	11,624	12,375	11,666
9/17	11,821	12,667	11,864
10/17	12,011	12,957	12,037
11/17	12,192	13,362	12,243
12/17	12,309	13,495	12,366
1/18	12,810	14,227	12,760
2/18	12,325	13,695	12,362
3/18	12,217	13,398	12,250
4/18	12,284	13,446	12,305
5/18	12,367	13,802	12,440
6/18	12,325	13,887	12,421
7/18	12,609	14,383	12,669
8/18	12,726	14,858	12,820
9/18	12,735	14,908	12,812
10/18	11,933	13,845	12,095
11/18	12,058	14,135	12,259
12/18	11,395	12,825	11,626
1/19	12,136	13,883	12,328
2/19	12,425	14,342	12,582
3/19	12,588	14,575	12,717
4/19	12,931	15,164	13,024
5/19	12,452	14,175	12,518
6/19	13,067	15,181	13,111
7/19	13,130	15,396	13,165
8/19	13,058	15,114	13,036
9/19	13,193	15,414	13,226
10/19	13,401	15,737	13,458
11/19	13,663	16,299	13,690
12/19	13,947	16,789	13,994
1/20	13,947	16,738	13,931
2/20	13,302	15,341	13,190
3/20	11,762	13,335	11,842
4/20	12,782	15,053	12,799
5/20	13,311	15,790	13,232
6/20	13,590	16,104	13,493
7/20	14,168	16,997	13,983
8/20	14,678	18,171	14,466
9/20	14,399	17,483	14,170
10/20	14,178	17,084	13,983
11/20	15,438	19,015	15,171
12/20	15,999	19,797	15,661
1/21	15,845	19,664	15,619
2/21	16,224	20,279	15,880
3/21	16,500	21,165	16,168
4/21	17,084	22,265	16,662
5/21	17,258	22,422	16,837
6/21	17,412	22,888	16,962
7/21	17,586	23,375	17,089
8/21	17,822	24,065	17,356
9/21	17,279	22,969	16,885
10/21	17,893	24,542	17,418
11/21	17,525	24,330	17,143
12/21	18,040	25,429	17,635
1/22	17,269	24,071	16,919
2/22	16,833	23,430	16,672
3/22	16,845	24,249	16,766
4/22	15,772	22,162	15,767
5/22	15,862	22,218	15,831
6/22	14,890	20,366	14,885
7/22	15,772	22,266	15,696
8/22	15,214	21,369	15,218
9/22	14,097	19,397	14,144
10/22	14,633	21,015	14,720
11/22	15,482	22,188	15,548
12/22	15,010	20,908	15,172
1/23	15,907	22,274	15,990
2/23	15,464	21,746	15,645
3/23	15,759	22,405	15,958
4/23	15,944	22,700	16,123
5/23	15,698	22,741	15,926
6/23	16,300	24,284	16,468
7/23	16,620	25,090	16,825
8/23	16,325	24,656	16,528
9/23	15,723	23,467	15,977
10/23	15,341	22,909	15,596
11/23	16,472	24,988	16,667
12/23	17,281	26,232	17,417
1/24	17,281	26,582	17,431
2/24	17,652	27,997	17,772
3/24	18,075	28,936	18,159
4/24	17,486	27,711	17,651
5/24	18,011	29,077	18,194
6/24	18,139	29,996	18,419
7/24	18,575	30,503	18,831
8/24	18,934	31,170	19,182
9/24	19,216	31,808	19,519
10/24	18,819	31,510	19,085
11/24	19,409	33,451	19,564
12/24	18,845	32,515	19,141
1/25	19,334	33,440	19,534
2/25	19,402	32,911	19,620
3/25	18,926	31,056	19,238
4/25	18,953	30,792	19,352
5/25	19,511	32,708	19,925
6/25	20,110	34,338	20,512
7/25	20,219	35,087	20,636
8/25	20,627	35,864	21,089
9/25	20,981	37,090	21,543
10/25	21,117	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	12.21%	8.29%	7.76%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,212,534,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,212,534 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.28%
Domestic Equity Funds	39.14%
International Equity Funds	18.12%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019751
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	R-3
Trading Symbol	PTCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $19,964	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,979	10,045	10,003
12/15	9,808	9,857	9,824
1/16	9,390	9,359	9,477
2/16	9,330	9,360	9,450
3/16	9,823	10,011	9,973
4/16	9,915	10,058	10,052
5/16	9,983	10,242	10,131
6/16	9,968	10,271	10,174
7/16	10,272	10,659	10,464
8/16	10,287	10,680	10,485
9/16	10,317	10,679	10,519
10/16	10,135	10,469	10,339
11/16	10,203	10,918	10,466
12/16	10,321	11,141	10,643
1/17	10,549	11,342	10,817
2/17	10,769	11,772	11,042
3/17	10,832	11,780	11,117
4/17	11,005	11,899	11,245
5/17	11,170	12,037	11,390
6/17	11,209	12,129	11,451
7/17	11,444	12,364	11,649
8/17	11,507	12,375	11,666
9/17	11,696	12,667	11,864
10/17	11,877	12,957	12,037
11/17	12,049	13,362	12,243
12/17	12,160	13,495	12,366
1/18	12,648	14,227	12,760
2/18	12,168	13,695	12,362
3/18	12,061	13,398	12,250
4/18	12,119	13,446	12,305
5/18	12,193	13,802	12,440
6/18	12,143	13,887	12,421
7/18	12,416	14,383	12,669
8/18	12,524	14,858	12,820
9/18	12,524	14,908	12,812
10/18	11,738	13,845	12,095
11/18	11,846	14,135	12,259
12/18	11,198	12,825	11,626
1/19	11,919	13,883	12,328
2/19	12,194	14,342	12,582
3/19	12,345	14,575	12,717
4/19	12,683	15,164	13,024
5/19	12,203	14,175	12,518
6/19	12,808	15,181	13,111
7/19	12,852	15,396	13,165
8/19	12,781	15,114	13,036
9/19	12,906	15,414	13,226
10/19	13,102	15,737	13,458
11/19	13,351	16,299	13,690
12/19	13,625	16,789	13,994
1/20	13,616	16,738	13,931
2/20	12,984	15,341	13,190
3/20	11,467	13,335	11,842
4/20	12,466	15,053	12,799
5/20	12,975	15,790	13,232
6/20	13,239	16,104	13,493
7/20	13,795	16,997	13,983
8/20	14,285	18,171	14,466
9/20	14,002	17,483	14,170
10/20	13,785	17,084	13,983
11/20	15,010	19,015	15,171
12/20	15,539	19,797	15,661
1/21	15,389	19,664	15,619
2/21	15,739	20,279	15,880
3/21	16,008	21,165	16,168
4/21	16,567	22,265	16,662
5/21	16,727	22,422	16,837
6/21	16,866	22,888	16,962
7/21	17,026	23,375	17,089
8/21	17,246	24,065	17,356
9/21	16,707	22,969	16,885
10/21	17,296	24,542	17,418
11/21	16,936	24,330	17,143
12/21	17,426	25,429	17,635
1/22	16,668	24,071	16,919
2/22	16,246	23,430	16,672
3/22	16,257	24,249	16,766
4/22	15,206	22,162	15,767
5/22	15,282	22,218	15,831
6/22	14,340	20,366	14,885
7/22	15,184	22,266	15,696
8/22	14,643	21,369	15,218
9/22	13,560	19,397	14,144
10/22	14,069	21,015	14,720
11/22	14,881	22,188	15,548
12/22	14,411	20,908	15,172
1/23	15,264	22,274	15,990
2/23	14,849	21,746	15,645
3/23	15,110	22,405	15,958
4/23	15,276	22,700	16,123
5/23	15,051	22,741	15,926
6/23	15,608	24,284	16,468
7/23	15,916	25,090	16,825
8/23	15,619	24,656	16,528
9/23	15,039	23,467	15,977
10/23	14,659	22,909	15,596
11/23	15,738	24,988	16,667
12/23	16,501	26,232	17,417
1/24	16,489	26,582	17,431
2/24	16,846	27,997	17,772
3/24	17,239	28,936	18,159
4/24	16,673	27,711	17,651
5/24	17,153	29,077	18,194
6/24	17,276	29,996	18,419
7/24	17,682	30,503	18,831
8/24	18,026	31,170	19,182
9/24	18,284	31,808	19,519
10/24	17,891	31,510	19,085
11/24	18,432	33,451	19,564
12/24	17,898	32,515	19,141
1/25	18,340	33,440	19,534
2/25	18,418	32,911	19,620
3/25	17,950	31,056	19,238
4/25	17,963	30,792	19,352
5/25	18,483	32,708	19,925
6/25	19,041	34,338	20,512
7/25	19,145	35,087	20,636
8/25	19,509	35,864	21,089
9/25	19,834	37,090	21,543
10/25	19,964	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	11.59%	7.69%	7.16%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,212,534,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,212,534 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.28%
Domestic Equity Funds	39.14%
International Equity Funds	18.12%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019752
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Fund
Class Name	R-5
Trading Symbol	PTCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $20,590	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,003
12/15	9,817	9,857	9,824
1/16	9,400	9,359	9,477
2/16	9,339	9,360	9,450
3/16	9,840	10,011	9,973
4/16	9,931	10,058	10,052
5/16	9,999	10,242	10,131
6/16	9,992	10,271	10,174
7/16	10,295	10,659	10,464
8/16	10,318	10,680	10,485
9/16	10,348	10,679	10,519
10/16	10,166	10,469	10,339
11/16	10,242	10,918	10,466
12/16	10,359	11,141	10,643
1/17	10,595	11,342	10,817
2/17	10,815	11,772	11,042
3/17	10,886	11,780	11,117
4/17	11,059	11,899	11,245
5/17	11,224	12,037	11,390
6/17	11,271	12,129	11,451
7/17	11,507	12,364	11,649
8/17	11,578	12,375	11,666
9/17	11,767	12,667	11,864
10/17	11,948	12,957	12,037
11/17	12,129	13,362	12,243
12/17	12,245	13,495	12,366
1/18	12,735	14,227	12,760
2/18	12,253	13,695	12,362
3/18	12,145	13,398	12,250
4/18	12,212	13,446	12,305
5/18	12,287	13,802	12,440
6/18	12,245	13,887	12,421
7/18	12,519	14,383	12,669
8/18	12,636	14,858	12,820
9/18	12,644	14,908	12,812
10/18	11,846	13,845	12,095
11/18	11,963	14,135	12,259
12/18	11,306	12,825	11,626
1/19	12,032	13,883	12,328
2/19	12,319	14,342	12,582
3/19	12,480	14,575	12,717
4/19	12,821	15,164	13,024
5/19	12,337	14,175	12,518
6/19	12,947	15,181	13,111
7/19	13,009	15,396	13,165
8/19	12,929	15,114	13,036
9/19	13,063	15,414	13,226
10/19	13,260	15,737	13,458
11/19	13,520	16,299	13,690
12/19	13,803	16,789	13,994
1/20	13,793	16,738	13,931
2/20	13,155	15,341	13,190
3/20	11,631	13,335	11,842
4/20	12,641	15,053	12,799
5/20	13,164	15,790	13,232
6/20	13,431	16,104	13,493
7/20	14,003	16,997	13,983
8/20	14,508	18,171	14,466
9/20	14,222	17,483	14,170
10/20	14,003	17,084	13,983
11/20	15,241	19,015	15,171
12/20	15,787	19,797	15,661
1/21	15,635	19,664	15,619
2/21	15,999	20,279	15,880
3/21	16,282	21,165	16,168
4/21	16,848	22,265	16,662
5/21	17,020	22,422	16,837
6/21	17,162	22,888	16,962
7/21	17,334	23,375	17,089
8/21	17,566	24,065	17,356
9/21	17,020	22,969	16,885
10/21	17,627	24,542	17,418
11/21	17,263	24,330	17,143
12/21	17,769	25,429	17,635
1/22	16,999	24,071	16,919
2/22	16,559	23,430	16,672
3/22	16,581	24,249	16,766
4/22	15,514	22,162	15,767
5/22	15,602	22,218	15,831
6/22	14,644	20,366	14,885
7/22	15,503	22,266	15,696
8/22	14,952	21,369	15,218
9/22	13,852	19,397	14,144
10/22	14,380	21,015	14,720
11/22	15,206	22,188	15,548
12/22	14,736	20,908	15,172
1/23	15,618	22,274	15,990
2/23	15,183	21,746	15,645
3/23	15,461	22,405	15,958
4/23	15,642	22,700	16,123
5/23	15,401	22,741	15,926
6/23	15,993	24,284	16,468
7/23	16,307	25,090	16,825
8/23	16,005	24,656	16,528
9/23	15,413	23,467	15,977
10/23	15,026	22,909	15,596
11/23	16,138	24,988	16,667
12/23	16,925	26,232	17,417
1/24	16,925	26,582	17,431
2/24	17,277	27,997	17,772
3/24	17,692	28,936	18,159
4/24	17,114	27,711	17,651
5/24	17,616	29,077	18,194
6/24	17,754	29,996	18,419
7/24	18,169	30,503	18,831
8/24	18,521	31,170	19,182
9/24	18,797	31,808	19,519
10/24	18,395	31,510	19,085
11/24	18,961	33,451	19,564
12/24	18,407	32,515	19,141
1/25	18,873	33,440	19,534
2/25	18,953	32,911	19,620
3/25	18,487	31,056	19,238
4/25	18,501	30,792	19,352
5/25	19,033	32,708	19,925
6/25	19,619	34,338	20,512
7/25	19,725	35,087	20,636
8/25	20,124	35,864	21,089
9/25	20,457	37,090	21,543
10/25	20,590	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	11.93%	8.02%	7.49%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,212,534,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,212,534 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 32.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.28%
Domestic Equity Funds	39.14%
International Equity Funds	18.12%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063439
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	Institutional
Trading Symbol	LTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $22,384	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,983	10,045	10,006
12/15	9,817	9,857	9,814
1/16	9,350	9,359	9,431
2/16	9,286	9,360	9,394
3/16	9,799	10,011	9,951
4/16	9,891	10,058	10,034
5/16	9,964	10,242	10,120
6/16	9,937	10,271	10,151
7/16	10,257	10,659	10,463
8/16	10,276	10,680	10,489
9/16	10,303	10,679	10,523
10/16	10,111	10,469	10,333
11/16	10,221	10,918	10,491
12/16	10,341	11,141	10,683
1/17	10,589	11,342	10,871
2/17	10,819	11,772	11,113
3/17	10,895	11,780	11,197
4/17	11,077	11,899	11,331
5/17	11,249	12,037	11,486
6/17	11,316	12,129	11,557
7/17	11,564	12,364	11,777
8/17	11,631	12,375	11,789
9/17	11,851	12,667	12,017
10/17	12,061	12,957	12,213
11/17	12,272	13,362	12,446
12/17	12,378	13,495	12,581
1/18	12,923	14,227	13,046
2/18	12,439	13,695	12,600
3/18	12,328	13,398	12,463
4/18	12,389	13,446	12,534
5/18	12,499	13,802	12,677
6/18	12,459	13,887	12,652
7/18	12,751	14,383	12,935
8/18	12,913	14,858	13,100
9/18	12,913	14,908	13,097
10/18	12,066	13,845	12,279
11/18	12,197	14,135	12,461
12/18	11,470	12,825	11,716
1/19	12,273	13,883	12,500
2/19	12,588	14,342	12,791
3/19	12,740	14,575	12,919
4/19	13,110	15,164	13,270
5/19	12,567	14,175	12,664
6/19	13,229	15,181	13,330
7/19	13,294	15,396	13,387
8/19	13,207	15,114	13,199
9/19	13,349	15,414	13,427
10/19	13,566	15,737	13,693
11/19	13,859	16,299	13,959
12/19	14,161	16,789	14,314
1/20	14,115	16,738	14,208
2/20	13,369	15,341	13,322
3/20	11,702	13,335	11,781
4/20	12,821	15,053	12,838
5/20	13,415	15,790	13,319
6/20	13,707	16,104	13,613
7/20	14,336	16,997	14,157
8/20	14,895	18,171	14,742
9/20	14,592	17,483	14,389
10/20	14,383	17,084	14,177
11/20	15,758	19,015	15,564
12/20	16,385	19,797	16,145
1/21	16,250	19,664	16,105
2/21	16,680	20,279	16,455
3/21	16,999	21,165	16,827
4/21	17,650	22,265	17,407
5/21	17,834	22,422	17,611
6/21	18,006	22,888	17,744
7/21	18,191	23,375	17,867
8/21	18,485	24,065	18,200
9/21	17,847	22,969	17,636
10/21	18,547	24,542	18,292
11/21	18,105	24,330	17,944
12/21	18,698	25,429	18,555
1/22	17,816	24,071	17,727
2/22	17,342	23,430	17,441
3/22	17,421	24,249	17,622
4/22	16,222	22,162	16,472
5/22	16,301	22,218	16,542
6/22	15,222	20,366	15,411
7/22	16,209	22,266	16,359
8/22	15,603	21,369	15,810
9/22	14,379	19,397	14,564
10/22	15,050	21,015	15,273
11/22	15,985	22,188	16,236
12/22	15,431	20,908	15,774
1/23	16,422	22,274	16,732
2/23	15,955	21,746	16,337
3/23	16,238	22,405	16,670
4/23	16,450	22,700	16,863
5/23	16,196	22,741	16,634
6/23	16,918	24,284	17,318
7/23	17,300	25,090	17,763
8/23	16,960	24,656	17,405
9/23	16,295	23,467	16,774
10/23	15,884	22,909	16,334
11/23	17,130	24,988	17,562
12/23	17,981	26,232	18,398
1/24	17,981	26,582	18,421
2/24	18,468	27,997	18,894
3/24	18,955	28,936	19,359
4/24	18,321	27,711	18,779
5/24	18,896	29,077	19,417
6/24	19,043	29,996	19,665
7/24	19,501	30,503	20,115
8/24	19,899	31,170	20,512
9/24	20,209	31,808	20,895
10/24	19,781	31,510	20,413
11/24	20,460	33,451	20,976
12/24	19,807	32,515	20,492
1/25	20,369	33,440	20,969
2/25	20,416	32,911	21,006
3/25	19,838	31,056	20,523
4/25	19,853	30,792	20,664
5/25	20,525	32,708	21,407
6/25	21,212	34,338	22,104
7/25	21,353	35,087	22,267
8/25	21,806	35,864	22,800
9/25	22,212	37,090	23,343
10/25	22,384	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.16%	9.25%	8.39%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,032,001,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,032,001 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.41%
Fixed Income Funds	33.67%
International Equity Funds	20.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063435
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	R-3
Trading Symbol	LTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $21,162	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,982	10,045	10,006
12/15	9,815	9,857	9,814
1/16	9,343	9,359	9,431
2/16	9,268	9,360	9,394
3/16	9,778	10,011	9,951
4/16	9,862	10,058	10,034
5/16	9,936	10,242	10,120
6/16	9,899	10,271	10,151
7/16	10,214	10,659	10,463
8/16	10,223	10,680	10,489
9/16	10,251	10,679	10,523
10/16	10,056	10,469	10,333
11/16	10,158	10,918	10,491
12/16	10,280	11,141	10,683
1/17	10,511	11,342	10,871
2/17	10,742	11,772	11,113
3/17	10,819	11,780	11,197
4/17	10,992	11,899	11,331
5/17	11,155	12,037	11,486
6/17	11,213	12,129	11,557
7/17	11,453	12,364	11,777
8/17	11,511	12,375	11,789
9/17	11,723	12,667	12,017
10/17	11,925	12,957	12,213
11/17	12,127	13,362	12,446
12/17	12,238	13,495	12,581
1/18	12,763	14,227	13,046
2/18	12,279	13,695	12,600
3/18	12,167	13,398	12,463
4/18	12,218	13,446	12,534
5/18	12,329	13,802	12,677
6/18	12,279	13,887	12,652
7/18	12,561	14,383	12,935
8/18	12,713	14,858	13,100
9/18	12,713	14,908	13,097
10/18	11,875	13,845	12,279
11/18	11,996	14,135	12,461
12/18	11,266	12,825	11,716
1/19	12,056	13,883	12,500
2/19	12,359	14,342	12,791
3/19	12,511	14,575	12,919
4/19	12,857	15,164	13,270
5/19	12,327	14,175	12,664
6/19	12,965	15,181	13,330
7/19	13,030	15,396	13,387
8/19	12,922	15,114	13,199
9/19	13,063	15,414	13,427
10/19	13,268	15,737	13,693
11/19	13,550	16,299	13,959
12/19	13,844	16,789	14,314
1/20	13,786	16,738	14,208
2/20	13,057	15,341	13,322
3/20	11,427	13,335	11,781
4/20	12,514	15,053	12,838
5/20	13,080	15,790	13,319
6/20	13,358	16,104	13,613
7/20	13,971	16,997	14,157
8/20	14,503	18,171	14,742
9/20	14,202	17,483	14,389
10/20	13,983	17,084	14,177
11/20	15,313	19,015	15,564
12/20	15,927	19,797	16,145
1/21	15,781	19,664	16,105
2/21	16,194	20,279	16,455
3/21	16,497	21,165	16,827
4/21	17,116	22,265	17,407
5/21	17,286	22,422	17,611
6/21	17,444	22,888	17,744
7/21	17,614	23,375	17,867
8/21	17,893	24,065	18,200
9/21	17,274	22,969	17,636
10/21	17,942	24,542	18,292
11/21	17,505	24,330	17,944
12/21	18,069	25,429	18,555
1/22	17,213	24,071	17,727
2/22	16,747	23,430	17,441
3/22	16,798	24,249	17,622
4/22	15,645	22,162	16,472
5/22	15,723	22,218	16,542
6/22	14,660	20,366	15,411
7/22	15,619	22,266	16,359
8/22	15,023	21,369	15,810
9/22	13,830	19,397	14,564
10/22	14,478	21,015	15,273
11/22	15,360	22,188	16,236
12/22	14,819	20,908	15,774
1/23	15,763	22,274	16,732
2/23	15,319	21,746	16,337
3/23	15,583	22,405	16,670
4/23	15,777	22,700	16,863
5/23	15,527	22,741	16,634
6/23	16,207	24,284	17,318
7/23	16,568	25,090	17,763
8/23	16,235	24,656	17,405
9/23	15,597	23,467	16,774
10/23	15,194	22,909	16,334
11/23	16,374	24,988	17,562
12/23	17,173	26,232	18,398
1/24	17,173	26,582	18,421
2/24	17,620	27,997	18,894
3/24	18,080	28,936	19,359
4/24	17,461	27,711	18,779
5/24	18,008	29,077	19,417
6/24	18,138	29,996	19,665
7/24	18,555	30,503	20,115
8/24	18,944	31,170	20,512
9/24	19,217	31,808	20,895
10/24	18,800	31,510	20,413
11/24	19,433	33,451	20,976
12/24	18,809	32,515	20,492
1/25	19,340	33,440	20,969
2/25	19,385	32,911	21,006
3/25	18,824	31,056	20,523
4/25	18,824	30,792	20,664
5/25	19,461	32,708	21,407
6/25	20,099	34,338	22,104
7/25	20,220	35,087	22,267
8/25	20,645	35,864	22,800
9/25	21,025	37,090	23,343
10/25	21,162	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	12.56%	8.64%	7.78%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,032,001,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,032,001 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.41%
Fixed Income Funds	33.67%
International Equity Funds	20.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063437
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2035 Fund
Class Name	R-5
Trading Symbol	LTPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $21,822	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,991	10,045	10,006
12/15	9,825	9,857	9,814
1/16	9,347	9,359	9,431
2/16	9,283	9,360	9,394
3/16	9,798	10,011	9,951
4/16	9,881	10,058	10,034
5/16	9,954	10,242	10,120
6/16	9,927	10,271	10,151
7/16	10,239	10,659	10,463
8/16	10,258	10,680	10,489
9/16	10,285	10,679	10,523
10/16	10,092	10,469	10,333
11/16	10,193	10,918	10,491
12/16	10,317	11,141	10,683
1/17	10,556	11,342	10,871
2/17	10,786	11,772	11,113
3/17	10,862	11,780	11,197
4/17	11,044	11,899	11,331
5/17	11,216	12,037	11,486
6/17	11,274	12,129	11,557
7/17	11,523	12,364	11,777
8/17	11,580	12,375	11,789
9/17	11,800	12,667	12,017
10/17	12,001	12,957	12,213
11/17	12,212	13,362	12,446
12/17	12,319	13,495	12,581
1/18	12,853	14,227	13,046
2/18	12,370	13,695	12,600
3/18	12,259	13,398	12,463
4/18	12,319	13,446	12,534
5/18	12,430	13,802	12,677
6/18	12,390	13,887	12,652
7/18	12,672	14,383	12,935
8/18	12,823	14,858	13,100
9/18	12,833	14,908	13,097
10/18	11,987	13,845	12,279
11/18	12,108	14,135	12,461
12/18	11,381	12,825	11,716
1/19	12,182	13,883	12,500
2/19	12,496	14,342	12,791
3/19	12,648	14,575	12,919
4/19	13,005	15,164	13,270
5/19	12,464	14,175	12,664
6/19	13,113	15,181	13,330
7/19	13,178	15,396	13,387
8/19	13,081	15,114	13,199
9/19	13,222	15,414	13,427
10/19	13,438	15,737	13,693
11/19	13,720	16,299	13,959
12/19	14,027	16,789	14,314
1/20	13,980	16,738	14,208
2/20	13,239	15,341	13,322
3/20	11,581	13,335	11,781
4/20	12,682	15,053	12,838
5/20	13,262	15,790	13,319
6/20	13,552	16,104	13,613
7/20	14,178	16,997	14,157
8/20	14,722	18,171	14,742
9/20	14,421	17,483	14,389
10/20	14,212	17,084	14,177
11/20	15,569	19,015	15,564
12/20	16,182	19,797	16,145
1/21	16,047	19,664	16,105
2/21	16,474	20,279	16,455
3/21	16,779	21,165	16,827
4/21	17,413	22,265	17,407
5/21	17,584	22,422	17,611
6/21	17,755	22,888	17,744
7/21	17,938	23,375	17,867
8/21	18,230	24,065	18,200
9/21	17,596	22,969	17,636
10/21	18,279	24,542	18,292
11/21	17,840	24,330	17,944
12/21	18,422	25,429	18,555
1/22	17,548	24,071	17,727
2/22	17,078	23,430	17,441
3/22	17,143	24,249	17,622
4/22	15,956	22,162	16,472
5/22	16,047	22,218	16,542
6/22	14,964	20,366	15,411
7/22	15,943	22,266	16,359
8/22	15,343	21,369	15,810
9/22	14,143	19,397	14,564
10/22	14,795	21,015	15,273
11/22	15,708	22,188	16,236
12/22	15,159	20,908	15,774
1/23	16,125	22,274	16,732
2/23	15,677	21,746	16,337
3/23	15,943	22,405	16,670
4/23	16,153	22,700	16,863
5/23	15,901	22,741	16,634
6/23	16,601	24,284	17,318
7/23	16,965	25,090	17,763
8/23	16,643	24,656	17,405
9/23	15,985	23,467	16,774
10/23	15,579	22,909	16,334
11/23	16,783	24,988	17,562
12/23	17,625	26,232	18,398
1/24	17,625	26,582	18,421
2/24	18,091	27,997	18,894
3/24	18,571	28,936	19,359
4/24	17,931	27,711	18,779
5/24	18,498	29,077	19,417
6/24	18,629	29,996	19,665
7/24	19,081	30,503	20,115
8/24	19,474	31,170	20,512
9/24	19,765	31,808	20,895
10/24	19,343	31,510	20,413
11/24	19,997	33,451	20,976
12/24	19,360	32,515	20,492
1/25	19,898	33,440	20,969
2/25	19,960	32,911	21,006
3/25	19,375	31,056	20,523
4/25	19,391	30,792	20,664
5/25	20,052	32,708	21,407
6/25	20,714	34,338	22,104
7/25	20,853	35,087	22,267
8/25	21,283	35,864	22,800
9/25	21,684	37,090	23,343
10/25	21,822	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	12.82%	8.95%	8.12%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,032,001,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,032,001 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 37.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.41%
Fixed Income Funds	33.67%
International Equity Funds	20.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019765
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Class A
Trading Symbol	PTDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $21,658	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	9,452	10,000	10,000
11/15	9,433	10,045	10,008
12/15	9,274	9,857	9,806
1/16	8,794	9,359	9,397
2/16	8,719	9,360	9,353
3/16	9,233	10,011	9,936
4/16	9,315	10,058	10,021
5/16	9,384	10,242	10,112
6/16	9,343	10,271	10,135
7/16	9,658	10,659	10,463
8/16	9,672	10,680	10,491
9/16	9,700	10,679	10,527
10/16	9,507	10,469	10,329
11/16	9,624	10,918	10,509
12/16	9,741	11,141	10,711
1/17	9,977	11,342	10,910
2/17	10,207	11,772	11,163
3/17	10,278	11,780	11,253
4/17	10,451	11,899	11,391
5/17	10,616	12,037	11,554
6/17	10,680	12,129	11,632
7/17	10,924	12,364	11,866
8/17	10,981	12,375	11,871
9/17	11,197	12,667	12,121
10/17	11,397	12,957	12,333
11/17	11,605	13,362	12,588
12/17	11,713	13,495	12,731
1/18	12,259	14,227	13,241
2/18	11,773	13,695	12,763
3/18	11,667	13,398	12,611
4/18	11,720	13,446	12,692
5/18	11,834	13,802	12,846
6/18	11,789	13,887	12,818
7/18	12,077	14,383	13,123
8/18	12,229	14,858	13,294
9/18	12,236	14,908	13,295
10/18	11,379	13,845	12,410
11/18	11,508	14,135	12,602
12/18	10,751	12,825	11,788
1/19	11,554	13,883	12,625
2/19	11,869	14,342	12,938
3/19	12,010	14,575	13,064
4/19	12,374	15,164	13,442
5/19	11,803	14,175	12,775
6/19	12,465	15,181	13,491
7/19	12,523	15,396	13,549
8/19	12,399	15,114	13,318
9/19	12,548	15,414	13,572
10/19	12,771	15,737	13,860
11/19	13,077	16,299	14,152
12/19	13,384	16,789	14,543
1/20	13,313	16,738	14,405
2/20	12,524	15,341	13,417
3/20	10,858	13,335	11,745
4/20	11,957	15,053	12,869
5/20	12,533	15,790	13,387
6/20	12,808	16,104	13,702
7/20	13,428	16,997	14,281
8/20	13,987	18,171	14,934
9/20	13,676	17,483	14,544
10/20	13,473	17,084	14,318
11/20	14,838	19,015	15,839
12/20	15,473	19,797	16,487
1/21	15,341	19,664	16,454
2/21	15,792	20,279	16,867
3/21	16,130	21,165	17,300
4/21	16,768	22,265	17,939
5/21	16,955	22,422	18,166
6/21	17,115	22,888	18,301
7/21	17,284	23,375	18,423
8/21	17,584	24,065	18,803
9/21	16,937	22,969	18,174
10/21	17,650	24,542	18,919
11/21	17,171	24,330	18,516
12/21	17,787	25,429	19,215
1/22	16,898	24,071	18,306
2/22	16,407	23,430	18,000
3/22	16,529	24,249	18,248
4/22	15,302	22,162	16,993
5/22	15,394	22,218	17,064
6/22	14,259	20,366	15,784
7/22	15,271	22,266	16,834
8/22	14,668	21,369	16,239
9/22	13,430	19,397	14,863
10/22	14,177	21,015	15,685
11/22	15,118	22,188	16,751
12/22	14,512	20,908	16,226
1/23	15,510	22,274	17,284
2/23	15,055	21,746	16,860
3/23	15,321	22,405	17,212
4/23	15,521	22,700	17,423
5/23	15,277	22,741	17,169
6/23	16,065	24,284	17,981
7/23	16,464	25,090	18,509
8/23	16,109	24,656	18,095
9/23	15,443	23,467	17,399
10/23	15,022	22,909	16,905
11/23	16,276	24,988	18,262
12/23	17,112	26,232	19,173
1/24	17,112	26,582	19,199
2/24	17,678	27,997	19,794
3/24	18,187	28,936	20,328
4/24	17,540	27,711	19,690
5/24	18,129	29,077	20,410
6/24	18,256	29,996	20,687
7/24	18,696	30,503	21,174
8/24	19,089	31,170	21,612
9/24	19,389	31,808	22,031
10/24	18,973	31,510	21,519
11/24	19,702	33,451	22,190
12/24	19,021	32,515	21,641
1/25	19,628	33,440	22,196
2/25	19,616	32,911	22,174
3/25	18,960	31,056	21,571
4/25	18,960	30,792	21,719
5/25	19,727	32,708	22,629
6/25	20,457	34,338	23,435
7/25	20,606	35,087	23,642
8/25	21,076	35,864	24,250
9/25	21,497	37,090	24,886
10/25	21,658	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	14.15%	9.96%	8.64%
Class A Shares Including Sales Charge	7.84%	8.73%	8.03%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,757,833,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,757,833 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.03%
International Equity Funds	24.64%
Fixed Income Funds	22.34%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019764
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Class J
Trading Symbol	PTDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $23,338	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,008
12/15	9,819	9,857	9,806
1/16	9,314	9,359	9,397
2/16	9,235	9,360	9,353
3/16	9,783	10,011	9,936
4/16	9,869	10,058	10,021
5/16	9,941	10,242	10,112
6/16	9,898	10,271	10,135
7/16	10,229	10,659	10,463
8/16	10,251	10,680	10,491
9/16	10,280	10,679	10,527
10/16	10,078	10,469	10,329
11/16	10,200	10,918	10,509
12/16	10,330	11,141	10,711
1/17	10,578	11,342	10,910
2/17	10,820	11,772	11,163
3/17	10,903	11,780	11,253
4/17	11,091	11,899	11,391
5/17	11,264	12,037	11,554
6/17	11,332	12,129	11,632
7/17	11,596	12,364	11,866
8/17	11,657	12,375	11,871
9/17	11,883	12,667	12,121
10/17	12,109	12,957	12,333
11/17	12,328	13,362	12,588
12/17	12,440	13,495	12,731
1/18	13,024	14,227	13,241
2/18	12,512	13,695	12,763
3/18	12,400	13,398	12,611
4/18	12,464	13,446	12,692
5/18	12,576	13,802	12,846
6/18	12,536	13,887	12,818
7/18	12,840	14,383	13,123
8/18	13,008	14,858	13,294
9/18	13,016	14,908	13,295
10/18	12,105	13,845	12,410
11/18	12,249	14,135	12,602
12/18	11,443	12,825	11,788
1/19	12,307	13,883	12,625
2/19	12,638	14,342	12,938
3/19	12,786	14,575	13,064
4/19	13,179	15,164	13,442
5/19	12,577	14,175	12,775
6/19	13,275	15,181	13,491
7/19	13,344	15,396	13,549
8/19	13,214	15,114	13,318
9/19	13,379	15,414	13,572
10/19	13,615	15,737	13,860
11/19	13,937	16,299	14,152
12/19	14,266	16,789	14,543
1/20	14,191	16,738	14,405
2/20	13,359	15,341	13,417
3/20	11,583	13,335	11,745
4/20	12,751	15,053	12,869
5/20	13,368	15,790	13,387
6/20	13,677	16,104	13,702
7/20	14,331	16,997	14,281
8/20	14,929	18,171	14,934
9/20	14,612	17,483	14,544
10/20	14,387	17,084	14,318
11/20	15,855	19,015	15,839
12/20	16,533	19,797	16,487
1/21	16,394	19,664	16,454
2/21	16,879	20,279	16,867
3/21	17,236	21,165	17,300
4/21	17,929	22,265	17,939
5/21	18,127	22,422	18,166
6/21	18,296	22,888	18,301
7/21	18,484	23,375	18,423
8/21	18,811	24,065	18,803
9/21	18,118	22,969	18,174
10/21	18,890	24,542	18,919
11/21	18,375	24,330	18,516
12/21	19,037	25,429	19,215
1/22	18,086	24,071	18,306
2/22	17,567	23,430	18,000
3/22	17,697	24,249	18,248
4/22	16,390	22,162	16,993
5/22	16,487	22,218	17,064
6/22	15,266	20,366	15,784
7/22	16,357	22,266	16,834
8/22	15,720	21,369	16,239
9/22	14,391	19,397	14,863
10/22	15,201	21,015	15,685
11/22	16,206	22,188	16,751
12/22	15,561	20,908	16,226
1/23	16,640	22,274	17,284
2/23	16,159	21,746	16,860
3/23	16,441	22,405	17,212
4/23	16,652	22,700	17,423
5/23	16,394	22,741	17,169
6/23	17,238	24,284	17,981
7/23	17,684	25,090	18,509
8/23	17,297	24,656	18,095
9/23	16,582	23,467	17,399
10/23	16,136	22,909	16,905
11/23	17,484	24,988	18,262
12/23	18,378	26,232	19,173
1/24	18,390	26,582	19,199
2/24	19,002	27,997	19,794
3/24	19,552	28,936	20,328
4/24	18,855	27,711	19,690
5/24	19,491	29,077	20,410
6/24	19,638	29,996	20,687
7/24	20,103	30,503	21,174
8/24	20,544	31,170	21,612
9/24	20,862	31,808	22,031
10/24	20,421	31,510	21,519
11/24	21,204	33,451	22,190
12/24	20,468	32,515	21,641
1/25	21,137	33,440	22,196
2/25	21,123	32,911	22,174
3/25	20,416	31,056	21,571
4/25	20,416	30,792	21,719
5/25	21,254	32,708	22,629
6/25	22,041	34,338	23,435
7/25	22,211	35,087	23,642
8/25	22,709	35,864	24,250
9/25	23,168	37,090	24,886
10/25	23,338	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	14.28%	10.16%	8.84%
Class J Shares Including Sales Charge	13.28%	10.16%	8.84%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,757,833,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,757,833 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.03%
International Equity Funds	24.64%
Fixed Income Funds	22.34%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019763
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	Institutional
Trading Symbol	PTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $23,757	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	9,987	10,045	10,008
12/15	9,822	9,857	9,806
1/16	9,313	9,359	9,397
2/16	9,242	9,360	9,353
3/16	9,786	10,011	9,936
4/16	9,879	10,058	10,021
5/16	9,958	10,242	10,112
6/16	9,915	10,271	10,135
7/16	10,251	10,659	10,463
8/16	10,266	10,680	10,491
9/16	10,301	10,679	10,527
10/16	10,094	10,469	10,329
11/16	10,223	10,918	10,509
12/16	10,357	11,141	10,711
1/17	10,605	11,342	10,910
2/17	10,852	11,772	11,163
3/17	10,935	11,780	11,253
4/17	11,123	11,899	11,391
5/17	11,303	12,037	11,554
6/17	11,378	12,129	11,632
7/17	11,633	12,364	11,866
8/17	11,700	12,375	11,871
9/17	11,933	12,667	12,121
10/17	12,158	12,957	12,333
11/17	12,376	13,362	12,588
12/17	12,501	13,495	12,731
1/18	13,082	14,227	13,241
2/18	12,572	13,695	12,763
3/18	12,453	13,398	12,611
4/18	12,525	13,446	12,692
5/18	12,644	13,802	12,846
6/18	12,604	13,887	12,818
7/18	12,907	14,383	13,123
8/18	13,082	14,858	13,294
9/18	13,090	14,908	13,295
10/18	12,174	13,845	12,410
11/18	12,326	14,135	12,602
12/18	11,513	12,825	11,788
1/19	12,383	13,883	12,625
2/19	12,713	14,342	12,938
3/19	12,870	14,575	13,064
4/19	13,262	15,164	13,442
5/19	12,661	14,175	12,775
6/19	13,366	15,181	13,491
7/19	13,436	15,396	13,549
8/19	13,314	15,114	13,318
9/19	13,479	15,414	13,572
10/19	13,723	15,737	13,860
11/19	14,045	16,299	14,152
12/19	14,378	16,789	14,543
1/20	14,313	16,738	14,405
2/20	13,472	15,341	13,417
3/20	11,680	13,335	11,745
4/20	12,866	15,053	12,869
5/20	13,482	15,790	13,387
6/20	13,790	16,104	13,702
7/20	14,462	16,997	14,281
8/20	15,069	18,171	14,934
9/20	14,742	17,483	14,544
10/20	14,518	17,084	14,318
11/20	16,003	19,015	15,839
12/20	16,684	19,797	16,487
1/21	16,546	19,664	16,454
2/21	17,041	20,279	16,867
3/21	17,417	21,165	17,300
4/21	18,110	22,265	17,939
5/21	18,308	22,422	18,166
6/21	18,486	22,888	18,301
7/21	18,685	23,375	18,423
8/21	19,011	24,065	18,803
9/21	18,318	22,969	18,174
10/21	19,100	24,542	18,919
11/21	18,576	24,330	18,516
12/21	19,258	25,429	19,215
1/22	18,296	24,071	18,306
2/22	17,767	23,430	18,000
3/22	17,907	24,249	18,248
4/22	16,589	22,162	16,993
5/22	16,686	22,218	17,064
6/22	15,454	20,366	15,784
7/22	16,567	22,266	16,834
8/22	15,919	21,369	16,239
9/22	14,579	19,397	14,863
10/22	15,389	21,015	15,685
11/22	16,416	22,188	16,751
12/22	15,767	20,908	16,226
1/23	16,859	22,274	17,284
2/23	16,378	21,746	16,860
3/23	16,660	22,405	17,212
4/23	16,883	22,700	17,423
5/23	16,624	22,741	17,169
6/23	17,481	24,284	17,981
7/23	17,939	25,090	18,509
8/23	17,552	24,656	18,095
9/23	16,824	23,467	17,399
10/23	16,378	22,909	16,905
11/23	17,740	24,988	18,262
12/23	18,663	26,232	19,173
1/24	18,675	26,582	19,199
2/24	19,288	27,997	19,794
3/24	19,852	28,936	20,328
4/24	19,153	27,711	19,690
5/24	19,803	29,077	20,410
6/24	19,950	29,996	20,687
7/24	20,429	30,503	21,174
8/24	20,870	31,170	21,612
9/24	21,201	31,808	22,031
10/24	20,747	31,510	21,519
11/24	21,557	33,451	22,190
12/24	20,814	32,515	21,641
1/25	21,484	33,440	22,196
2/25	21,471	32,911	22,174
3/25	20,761	31,056	21,571
4/25	20,761	30,792	21,719
5/25	21,615	32,708	22,629
6/25	22,417	34,338	23,435
7/25	22,601	35,087	23,642
8/25	23,113	35,864	24,250
9/25	23,573	37,090	24,886
10/25	23,757	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	14.50%	10.35%	9.04%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,757,833,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,757,833 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.03%
International Equity Funds	24.64%
Fixed Income Funds	22.34%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019760
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	R-3
Trading Symbol	PTDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $22,454	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,008
12/15	9,812	9,857	9,806
1/16	9,306	9,359	9,397
2/16	9,220	9,360	9,353
3/16	9,768	10,011	9,936
4/16	9,848	10,058	10,021
5/16	9,920	10,242	10,112
6/16	9,877	10,271	10,135
7/16	10,202	10,659	10,463
8/16	10,216	10,680	10,491
9/16	10,245	10,679	10,527
10/16	10,036	10,469	10,329
11/16	10,158	10,918	10,509
12/16	10,288	11,141	10,711
1/17	10,529	11,342	10,910
2/17	10,770	11,772	11,163
3/17	10,853	11,780	11,253
4/17	11,034	11,899	11,391
5/17	11,199	12,037	11,554
6/17	11,267	12,129	11,632
7/17	11,523	12,364	11,866
8/17	11,576	12,375	11,871
9/17	11,802	12,667	12,121
10/17	12,020	12,957	12,333
11/17	12,231	13,362	12,588
12/17	12,341	13,495	12,731
1/18	12,914	14,227	13,241
2/18	12,405	13,695	12,763
3/18	12,286	13,398	12,611
4/18	12,349	13,446	12,692
5/18	12,461	13,802	12,846
6/18	12,413	13,887	12,818
7/18	12,707	14,383	13,123
8/18	12,874	14,858	13,294
9/18	12,874	14,908	13,295
10/18	11,975	13,845	12,410
11/18	12,111	14,135	12,602
12/18	11,305	12,825	11,788
1/19	12,152	13,883	12,625
2/19	12,480	14,342	12,938
3/19	12,618	14,575	13,064
4/19	12,999	15,164	13,442
5/19	12,402	14,175	12,775
6/19	13,094	15,181	13,491
7/19	13,154	15,396	13,549
8/19	13,024	15,114	13,318
9/19	13,180	15,414	13,572
10/19	13,413	15,737	13,860
11/19	13,724	16,299	14,152
12/19	14,049	16,789	14,543
1/20	13,966	16,738	14,405
2/20	13,144	15,341	13,417
3/20	11,390	13,335	11,745
4/20	12,544	15,053	12,869
5/20	13,144	15,790	13,387
6/20	13,430	16,104	13,702
7/20	14,076	16,997	14,281
8/20	14,658	18,171	14,934
9/20	14,335	17,483	14,544
10/20	14,113	17,084	14,318
11/20	15,553	19,015	15,839
12/20	16,209	19,797	16,487
1/21	16,072	19,664	16,454
2/21	16,540	20,279	16,867
3/21	16,891	21,165	17,300
4/21	17,554	22,265	17,939
5/21	17,750	22,422	18,166
6/21	17,906	22,888	18,301
7/21	18,081	23,375	18,423
8/21	18,403	24,065	18,803
9/21	17,710	22,969	18,174
10/21	18,461	24,542	18,919
11/21	17,954	24,330	18,516
12/21	18,597	25,429	19,215
1/22	17,664	24,071	18,306
2/22	17,145	23,430	18,000
3/22	17,272	24,249	18,248
4/22	15,989	22,162	16,993
5/22	16,074	22,218	17,064
6/22	14,886	20,366	15,784
7/22	15,947	22,266	16,834
8/22	15,311	21,369	16,239
9/22	14,017	19,397	14,863
10/22	14,791	21,015	15,685
11/22	15,777	22,188	16,751
12/22	15,148	20,908	16,226
1/23	16,180	22,274	17,284
2/23	15,710	21,746	16,860
3/23	15,974	22,405	17,212
4/23	16,192	22,700	17,423
5/23	15,928	22,741	17,169
6/23	16,742	24,284	17,981
7/23	17,166	25,090	18,509
8/23	16,788	24,656	18,095
9/23	16,089	23,467	17,399
10/23	15,653	22,909	16,905
11/23	16,949	24,988	18,262
12/23	17,819	26,232	19,173
1/24	17,819	26,582	19,199
2/24	18,403	27,997	19,794
3/24	18,940	28,936	20,328
4/24	18,248	27,711	19,690
5/24	18,869	29,077	20,410
6/24	19,000	29,996	20,687
7/24	19,441	30,503	21,174
8/24	19,858	31,170	21,612
9/24	20,157	31,808	22,031
10/24	19,715	31,510	21,519
11/24	20,479	33,451	22,190
12/24	19,754	32,515	21,641
1/25	20,391	33,440	22,196
2/25	20,378	32,911	22,174
3/25	19,690	31,056	21,571
4/25	19,678	30,792	21,719
5/25	20,480	32,708	22,629
6/25	21,231	34,338	23,435
7/25	21,384	35,087	23,642
8/25	21,868	35,864	24,250
9/25	22,288	37,090	24,886
10/25	22,454	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	13.89%	9.73%	8.43%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,757,833,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,757,833 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.03%
International Equity Funds	24.64%
Fixed Income Funds	22.34%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019761
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Fund
Class Name	R-5
Trading Symbol	PTDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $23,159	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	9,987	10,045	10,008
12/15	9,815	9,857	9,806
1/16	9,305	9,359	9,397
2/16	9,233	9,360	9,353
3/16	9,779	10,011	9,936
4/16	9,865	10,058	10,021
5/16	9,937	10,242	10,112
6/16	9,894	10,271	10,135
7/16	10,224	10,659	10,463
8/16	10,245	10,680	10,491
9/16	10,274	10,679	10,527
10/16	10,066	10,469	10,329
11/16	10,195	10,918	10,509
12/16	10,323	11,141	10,711
1/17	10,570	11,342	10,910
2/17	10,811	11,772	11,163
3/17	10,893	11,780	11,253
4/17	11,081	11,899	11,391
5/17	11,254	12,037	11,554
6/17	11,321	12,129	11,632
7/17	11,584	12,364	11,866
8/17	11,644	12,375	11,871
9/17	11,869	12,667	12,121
10/17	12,087	12,957	12,333
11/17	12,312	13,362	12,588
12/17	12,428	13,495	12,731
1/18	13,001	14,227	13,241
2/18	12,492	13,695	12,763
3/18	12,373	13,398	12,611
4/18	12,436	13,446	12,692
5/18	12,556	13,802	12,846
6/18	12,516	13,887	12,818
7/18	12,818	14,383	13,123
8/18	12,985	14,858	13,294
9/18	12,993	14,908	13,295
10/18	12,079	13,845	12,410
11/18	12,222	14,135	12,602
12/18	11,419	12,825	11,788
1/19	12,277	13,883	12,625
2/19	12,606	14,342	12,938
3/19	12,754	14,575	13,064
4/19	13,143	15,164	13,442
5/19	12,546	14,175	12,775
6/19	13,239	15,181	13,491
7/19	13,308	15,396	13,549
8/19	13,178	15,114	13,318
9/19	13,343	15,414	13,572
10/19	13,577	15,737	13,860
11/19	13,897	16,299	14,152
12/19	14,229	16,789	14,543
1/20	14,155	16,738	14,405
2/20	13,320	15,341	13,417
3/20	11,548	13,335	11,745
4/20	12,717	15,053	12,869
5/20	13,329	15,790	13,387
6/20	13,626	16,104	13,702
7/20	14,285	16,997	14,281
8/20	14,878	18,171	14,934
9/20	14,554	17,483	14,544
10/20	14,331	17,084	14,318
11/20	15,796	19,015	15,839
12/20	16,464	19,797	16,487
1/21	16,327	19,664	16,454
2/21	16,808	20,279	16,867
3/21	17,171	21,165	17,300
4/21	17,858	22,265	17,939
5/21	18,055	22,422	18,166
6/21	18,222	22,888	18,301
7/21	18,408	23,375	18,423
8/21	18,732	24,065	18,803
9/21	18,035	22,969	18,174
10/21	18,801	24,542	18,919
11/21	18,290	24,330	18,516
12/21	18,951	25,429	19,215
1/22	17,999	24,071	18,306
2/22	17,486	23,430	18,000
3/22	17,614	24,249	18,248
4/22	16,310	22,162	16,993
5/22	16,406	22,218	17,064
6/22	15,197	20,366	15,784
7/22	16,277	22,266	16,834
8/22	15,636	21,369	16,239
9/22	14,320	19,397	14,863
10/22	15,112	21,015	15,685
11/22	16,117	22,188	16,751
12/22	15,479	20,908	16,226
1/23	16,546	22,274	17,284
2/23	16,071	21,746	16,860
3/23	16,349	22,405	17,212
4/23	16,558	22,700	17,423
5/23	16,303	22,741	17,169
6/23	17,138	24,284	17,981
7/23	17,578	25,090	18,509
8/23	17,196	24,656	18,095
9/23	16,477	23,467	17,399
10/23	16,036	22,909	16,905
11/23	17,370	24,988	18,262
12/23	18,271	26,232	19,173
1/24	18,271	26,582	19,199
2/24	18,876	27,997	19,794
3/24	19,431	28,936	20,328
4/24	18,731	27,711	19,690
5/24	19,371	29,077	20,410
6/24	19,504	29,996	20,687
7/24	19,975	30,503	21,174
8/24	20,398	31,170	21,612
9/24	20,712	31,808	22,031
10/24	20,277	31,510	21,519
11/24	21,051	33,451	22,190
12/24	20,327	32,515	21,641
1/25	20,986	33,440	22,196
2/25	20,961	32,911	22,174
3/25	20,262	31,056	21,571
4/25	20,262	30,792	21,719
5/25	21,090	32,708	22,629
6/25	21,866	34,338	23,435
7/25	22,034	35,087	23,642
8/25	22,538	35,864	24,250
9/25	22,978	37,090	24,886
10/25	23,159	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	14.21%	10.07%	8.76%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 4,757,833,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,757,833 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.03%
International Equity Funds	24.64%
Fixed Income Funds	22.34%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063445
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	Institutional
Trading Symbol	LTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $24,817	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	9,991	10,045	10,010
12/15	9,817	9,857	9,800
1/16	9,288	9,359	9,369
2/16	9,198	9,360	9,320
3/16	9,772	10,011	9,923
4/16	9,862	10,058	10,011
5/16	9,942	10,242	10,104
6/16	9,898	10,271	10,121
7/16	10,238	10,659	10,462
8/16	10,256	10,680	10,492
9/16	10,292	10,679	10,530
10/16	10,086	10,469	10,327
11/16	10,229	10,918	10,525
12/16	10,364	11,141	10,735
1/17	10,627	11,342	10,943
2/17	10,879	11,772	11,207
3/17	10,964	11,780	11,302
4/17	11,160	11,899	11,444
5/17	11,338	12,037	11,612
6/17	11,413	12,129	11,692
7/17	11,685	12,364	11,936
8/17	11,750	12,375	11,940
9/17	11,994	12,667	12,201
10/17	12,228	12,957	12,421
11/17	12,462	13,362	12,686
12/17	12,582	13,495	12,835
1/18	13,199	14,227	13,373
2/18	12,670	13,695	12,876
3/18	12,543	13,398	12,715
4/18	12,621	13,446	12,802
5/18	12,738	13,802	12,957
6/18	12,699	13,887	12,925
7/18	13,022	14,383	13,242
8/18	13,199	14,858	13,417
9/18	13,208	14,908	13,418
10/18	12,249	13,845	12,494
11/18	12,405	14,135	12,693
12/18	11,537	12,825	11,841
1/19	12,442	13,883	12,706
2/19	12,800	14,342	13,031
3/19	12,947	14,575	13,155
4/19	13,368	15,164	13,548
5/19	12,715	14,175	12,845
6/19	13,452	15,181	13,591
7/19	13,526	15,396	13,649
8/19	13,379	15,114	13,393
9/19	13,558	15,414	13,663
10/19	13,810	15,737	13,967
11/19	14,158	16,299	14,271
12/19	14,512	16,789	14,685
1/20	14,422	16,738	14,529
2/20	13,510	15,341	13,478
3/20	11,619	13,335	11,726
4/20	12,846	15,053	12,887
5/20	13,499	15,790	13,423
6/20	13,814	16,104	13,754
7/20	14,512	16,997	14,355
8/20	15,165	18,171	15,052
9/20	14,816	17,483	14,639
10/20	14,580	17,084	14,402
11/20	16,156	19,015	16,004
12/20	16,883	19,797	16,691
1/21	16,742	19,664	16,662
2/21	17,295	20,279	17,111
3/21	17,696	21,165	17,582
4/21	18,450	22,265	18,258
5/21	18,662	22,422	18,501
6/21	18,851	22,888	18,637
7/21	19,039	23,375	18,759
8/21	19,404	24,065	19,167
9/21	18,650	22,969	18,497
10/21	19,510	24,542	19,299
11/21	18,921	24,330	18,864
12/21	19,686	25,429	19,615
1/22	18,653	24,071	18,660
2/22	18,086	23,430	18,341
3/22	18,275	24,249	18,630
4/22	16,865	22,162	17,312
5/22	16,978	22,218	17,384
6/22	15,656	20,366	16,000
7/22	16,839	22,266	17,116
8/22	16,159	21,369	16,496
9/22	14,724	19,397	15,039
10/22	15,656	21,015	15,948
11/22	16,751	22,188	17,079
12/22	16,040	20,908	16,508
1/23	17,191	22,274	17,632
2/23	16,684	21,746	17,198
3/23	16,986	22,405	17,553
4/23	17,218	22,700	17,778
5/23	16,945	22,741	17,509
6/23	17,903	24,284	18,407
7/23	18,410	25,090	18,992
8/23	17,986	24,656	18,535
9/23	17,218	23,467	17,794
10/23	16,739	22,909	17,263
11/23	18,205	24,988	18,708
12/23	19,158	26,232	19,668
1/24	19,187	26,582	19,695
2/24	19,901	27,997	20,376
3/24	20,530	28,936	20,957
4/24	19,773	27,711	20,279
5/24	20,473	29,077	21,057
6/24	20,630	29,996	21,340
7/24	21,130	30,503	21,849
8/24	21,602	31,170	22,315
9/24	21,944	31,808	22,768
10/24	21,473	31,510	22,216
11/24	22,373	33,451	22,924
12/24	21,559	32,515	22,338
1/25	22,328	33,440	22,952
2/25	22,268	32,911	22,898
3/25	21,453	31,056	22,239
4/25	21,453	30,792	22,417
5/25	22,449	32,708	23,442
6/25	23,324	34,338	24,321
7/25	23,535	35,087	24,553
8/25	24,108	35,864	25,224
9/25	24,621	37,090	25,919
10/25	24,817	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	15.58%	11.22%	9.52%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,791,353,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,791,353 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.29%
International Equity Funds	27.67%
Fixed Income Funds	13.05%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063441
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	R-3
Trading Symbol	LTRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $23,452	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	9,983	10,045	10,010
12/15	9,807	9,857	9,800
1/16	9,269	9,359	9,369
2/16	9,178	9,360	9,320
3/16	9,743	10,011	9,923
4/16	9,834	10,058	10,011
5/16	9,907	10,242	10,104
6/16	9,853	10,271	10,121
7/16	10,190	10,659	10,462
8/16	10,208	10,680	10,492
9/16	10,236	10,679	10,530
10/16	10,026	10,469	10,327
11/16	10,163	10,918	10,525
12/16	10,295	11,141	10,735
1/17	10,541	11,342	10,943
2/17	10,788	11,772	11,207
3/17	10,873	11,780	11,302
4/17	11,063	11,899	11,444
5/17	11,234	12,037	11,612
6/17	11,300	12,129	11,692
7/17	11,566	12,364	11,936
8/17	11,623	12,375	11,940
9/17	11,860	12,667	12,201
10/17	12,078	12,957	12,421
11/17	12,306	13,362	12,686
12/17	12,424	13,495	12,835
1/18	13,026	14,227	13,373
2/18	12,493	13,695	12,876
3/18	12,374	13,398	12,715
4/18	12,433	13,446	12,802
5/18	12,552	13,802	12,957
6/18	12,503	13,887	12,925
7/18	12,819	14,383	13,242
8/18	12,987	14,858	13,417
9/18	12,997	14,908	13,418
10/18	12,038	13,845	12,494
11/18	12,186	14,135	12,693
12/18	11,329	12,825	11,841
1/19	12,207	13,883	12,706
2/19	12,556	14,342	13,031
3/19	12,694	14,575	13,155
4/19	13,096	15,164	13,548
5/19	12,451	14,175	12,845
6/19	13,181	15,181	13,591
7/19	13,244	15,396	13,649
8/19	13,085	15,114	13,393
9/19	13,255	15,414	13,663
10/19	13,498	15,737	13,967
11/19	13,826	16,299	14,271
12/19	14,173	16,789	14,685
1/20	14,071	16,738	14,529
2/20	13,180	15,341	13,478
3/20	11,331	13,335	11,726
4/20	12,526	15,053	12,887
5/20	13,158	15,790	13,423
6/20	13,451	16,104	13,754
7/20	14,116	16,997	14,355
8/20	14,748	18,171	15,052
9/20	14,409	17,483	14,639
10/20	14,173	17,084	14,402
11/20	15,695	19,015	16,004
12/20	16,400	19,797	16,691
1/21	16,247	19,664	16,662
2/21	16,776	20,279	17,111
3/21	17,164	21,165	17,582
4/21	17,881	22,265	18,258
5/21	18,081	22,422	18,501
6/21	18,246	22,888	18,637
7/21	18,422	23,375	18,759
8/21	18,775	24,065	19,167
9/21	18,034	22,969	18,497
10/21	18,845	24,542	19,299
11/21	18,281	24,330	18,864
12/21	19,002	25,429	19,615
1/22	18,000	24,071	18,660
2/22	17,449	23,430	18,341
3/22	17,624	24,249	18,630
4/22	16,259	22,162	17,312
5/22	16,359	22,218	17,384
6/22	15,069	20,366	16,000
7/22	16,196	22,266	17,116
8/22	15,532	21,369	16,496
9/22	14,154	19,397	15,039
10/22	15,044	21,015	15,948
11/22	16,083	22,188	17,079
12/22	15,387	20,908	16,508
1/23	16,501	22,274	17,632
2/23	16,012	21,746	17,198
3/23	16,284	22,405	17,553
4/23	16,501	22,700	17,778
5/23	16,229	22,741	17,509
6/23	17,139	24,284	18,407
7/23	17,615	25,090	18,992
8/23	17,207	24,656	18,535
9/23	16,460	23,467	17,794
10/23	15,999	22,909	17,263
11/23	17,384	24,988	18,708
12/23	18,290	26,232	19,668
1/24	18,304	26,582	19,695
2/24	18,982	27,997	20,376
3/24	19,575	28,936	20,957
4/24	18,841	27,711	20,279
5/24	19,504	29,077	21,057
6/24	19,631	29,996	21,340
7/24	20,097	30,503	21,849
8/24	20,534	31,170	22,315
9/24	20,859	31,808	22,768
10/24	20,407	31,510	22,216
11/24	21,254	33,451	22,924
12/24	20,466	32,515	22,338
1/25	21,179	33,440	22,952
2/25	21,120	32,911	22,898
3/25	20,333	31,056	22,239
4/25	20,318	30,792	22,417
5/25	21,254	32,708	23,442
6/25	22,085	34,338	24,321
7/25	22,278	35,087	24,553
8/25	22,798	35,864	25,224
9/25	23,274	37,090	25,919
10/25	23,452	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	14.92%	10.60%	8.90%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,791,353,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,791,353 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.29%
International Equity Funds	27.67%
Fixed Income Funds	13.05%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063443
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2045 Fund
Class Name	R-5
Trading Symbol	LTRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $24,180	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	9,983	10,045	10,010
12/15	9,814	9,857	9,800
1/16	9,280	9,359	9,369
2/16	9,189	9,360	9,320
3/16	9,760	10,011	9,923
4/16	9,850	10,058	10,011
5/16	9,923	10,242	10,104
6/16	9,878	10,271	10,121
7/16	10,222	10,659	10,462
8/16	10,231	10,680	10,492
9/16	10,267	10,679	10,530
10/16	10,050	10,469	10,327
11/16	10,195	10,918	10,525
12/16	10,328	11,141	10,735
1/17	10,583	11,342	10,943
2/17	10,838	11,772	11,207
3/17	10,923	11,780	11,302
4/17	11,112	11,899	11,444
5/17	11,291	12,037	11,612
6/17	11,357	12,129	11,692
7/17	11,631	12,364	11,936
8/17	11,688	12,375	11,940
9/17	11,924	12,667	12,201
10/17	12,160	12,957	12,421
11/17	12,386	13,362	12,686
12/17	12,508	13,495	12,835
1/18	13,119	14,227	13,373
2/18	12,587	13,695	12,876
3/18	12,458	13,398	12,715
4/18	12,537	13,446	12,802
5/18	12,656	13,802	12,957
6/18	12,606	13,887	12,925
7/18	12,922	14,383	13,242
8/18	13,099	14,858	13,417
9/18	13,109	14,908	13,418
10/18	12,153	13,845	12,494
11/18	12,301	14,135	12,693
12/18	11,436	12,825	11,841
1/19	12,335	13,883	12,706
2/19	12,684	14,342	13,031
3/19	12,832	14,575	13,155
4/19	13,245	15,164	13,548
5/19	12,589	14,175	12,845
6/19	13,329	15,181	13,591
7/19	13,393	15,396	13,649
8/19	13,234	15,114	13,393
9/19	13,414	15,414	13,663
10/19	13,668	15,737	13,967
11/19	14,006	16,299	14,271
12/19	14,358	16,789	14,685
1/20	14,256	16,738	14,529
2/20	13,353	15,341	13,478
3/20	11,489	13,335	11,726
4/20	12,697	15,053	12,887
5/20	13,341	15,790	13,423
6/20	13,646	16,104	13,754
7/20	14,324	16,997	14,355
8/20	14,968	18,171	15,052
9/20	14,629	17,483	14,639
10/20	14,392	17,084	14,402
11/20	15,940	19,015	16,004
12/20	16,657	19,797	16,691
1/21	16,515	19,664	16,662
2/21	17,047	20,279	17,111
3/21	17,448	21,165	17,582
4/21	18,180	22,265	18,258
5/21	18,392	22,422	18,501
6/21	18,569	22,888	18,637
7/21	18,758	23,375	18,759
8/21	19,112	24,065	19,167
9/21	18,369	22,969	18,497
10/21	19,195	24,542	19,299
11/21	18,628	24,330	18,864
12/21	19,372	25,429	19,615
1/22	18,339	24,071	18,660
2/22	17,784	23,430	18,341
3/22	17,973	24,249	18,630
4/22	16,587	22,162	17,312
5/22	16,687	22,218	17,384
6/22	15,377	20,366	16,000
7/22	16,536	22,266	17,116
8/22	15,868	21,369	16,496
9/22	14,457	19,397	15,039
10/22	15,377	21,015	15,948
11/22	16,448	22,188	17,079
12/22	15,734	20,908	16,508
1/23	16,870	22,274	17,632
2/23	16,378	21,746	17,198
3/23	16,651	22,405	17,553
4/23	16,884	22,700	17,778
5/23	16,610	22,741	17,509
6/23	17,555	24,284	18,407
7/23	18,048	25,090	18,992
8/23	17,624	24,656	18,535
9/23	16,857	23,467	17,794
10/23	16,391	22,909	17,263
11/23	17,815	24,988	18,708
12/23	18,753	26,232	19,668
1/24	18,768	26,582	19,695
2/24	19,466	27,997	20,376
3/24	20,080	28,936	20,957
4/24	19,338	27,711	20,279
5/24	20,022	29,077	21,057
6/24	20,165	29,996	21,340
7/24	20,650	30,503	21,849
8/24	21,106	31,170	22,315
9/24	21,434	31,808	22,768
10/24	20,978	31,510	22,216
11/24	21,848	33,451	22,924
12/24	21,050	32,515	22,338
1/25	21,787	33,440	22,952
2/25	21,727	32,911	22,898
3/25	20,930	31,056	22,239
4/25	20,915	30,792	22,417
5/25	21,893	32,708	23,442
6/25	22,750	34,338	24,321
7/25	22,946	35,087	24,553
8/25	23,503	35,864	25,224
9/25	23,984	37,090	25,919
10/25	24,180	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	15.26%	10.93%	9.23%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,791,353,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,791,353 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.29%
International Equity Funds	27.67%
Fixed Income Funds	13.05%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019775
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Class A
Trading Symbol	PPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $23,373	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	9,453	10,000	10,000
11/15	9,440	10,045	10,014
12/15	9,274	9,857	9,798
1/16	8,750	9,359	9,346
2/16	8,668	9,360	9,290
3/16	9,212	10,011	9,913
4/16	9,294	10,058	10,001
5/16	9,370	10,242	10,097
6/16	9,315	10,271	10,105
7/16	9,645	10,659	10,460
8/16	9,659	10,680	10,489
9/16	9,694	10,679	10,527
10/16	9,487	10,469	10,319
11/16	9,632	10,918	10,536
12/16	9,756	11,141	10,753
1/17	10,007	11,342	10,971
2/17	10,245	11,772	11,243
3/17	10,331	11,780	11,345
4/17	10,518	11,899	11,490
5/17	10,683	12,037	11,663
6/17	10,755	12,129	11,746
7/17	11,014	12,364	11,995
8/17	11,071	12,375	11,997
9/17	11,301	12,667	12,267
10/17	11,524	12,957	12,495
11/17	11,754	13,362	12,771
12/17	11,869	13,495	12,922
1/18	12,464	14,227	13,479
2/18	11,952	13,695	12,967
3/18	11,824	13,398	12,801
4/18	11,899	13,446	12,892
5/18	12,012	13,802	13,054
6/18	11,967	13,887	13,021
7/18	12,276	14,383	13,347
8/18	12,441	14,858	13,524
9/18	12,456	14,908	13,525
10/18	11,507	13,845	12,572
11/18	11,658	14,135	12,778
12/18	10,793	12,825	11,895
1/19	11,672	13,883	12,782
2/19	12,023	14,342	13,116
3/19	12,153	14,575	13,238
4/19	12,552	15,164	13,642
5/19	11,909	14,175	12,912
6/19	12,625	15,181	13,677
7/19	12,691	15,396	13,735
8/19	12,528	15,114	13,463
9/19	12,699	15,414	13,741
10/19	12,943	15,737	14,052
11/19	13,277	16,299	14,366
12/19	13,624	16,789	14,792
1/20	13,511	16,738	14,624
2/20	12,615	15,341	13,541
3/20	10,779	13,335	11,751
4/20	11,954	15,053	12,934
5/20	12,580	15,790	13,483
6/20	12,876	16,104	13,820
7/20	13,528	16,997	14,428
8/20	14,163	18,171	15,148
9/20	13,824	17,483	14,723
10/20	13,598	17,084	14,481
11/20	15,120	19,015	16,131
12/20	15,817	19,797	16,843
1/21	15,680	19,664	16,817
2/21	16,219	20,279	17,289
3/21	16,611	21,165	17,782
4/21	17,323	22,265	18,479
5/21	17,524	22,422	18,730
6/21	17,688	22,888	18,864
7/21	17,862	23,375	18,984
8/21	18,218	24,065	19,409
9/21	17,487	22,969	18,713
10/21	18,309	24,542	19,548
11/21	17,734	24,330	19,092
12/21	18,466	25,429	19,874
1/22	17,462	24,071	18,890
2/22	16,921	23,430	18,565
3/22	17,108	24,249	18,877
4/22	15,749	22,162	17,521
5/22	15,848	22,218	17,593
6/22	14,568	20,366	16,161
7/22	15,700	22,266	17,308
8/22	15,040	21,369	16,675
9/22	13,672	19,397	15,180
10/22	14,588	21,015	16,126
11/22	15,641	22,188	17,288
12/22	14,935	20,908	16,699
1/23	16,041	22,274	17,855
2/23	15,558	21,746	17,415
3/23	15,826	22,405	17,769
4/23	16,051	22,700	17,998
5/23	15,783	22,741	17,721
6/23	16,738	24,284	18,667
7/23	17,232	25,090	19,286
8/23	16,813	24,656	18,805
9/23	16,062	23,467	18,040
10/23	15,601	22,909	17,488
11/23	17,006	24,988	18,981
12/23	17,913	26,232	19,970
1/24	17,925	26,582	19,996
2/24	18,662	27,997	20,723
3/24	19,276	28,936	21,332
4/24	18,539	27,711	20,633
5/24	19,220	29,077	21,442
6/24	19,354	29,996	21,748
7/24	19,812	30,503	22,272
8/24	20,270	31,170	22,748
9/24	20,583	31,808	23,215
10/24	20,147	31,510	22,669
11/24	21,029	33,451	23,446
12/24	20,219	32,515	22,826
1/25	20,990	33,440	23,464
2/25	20,883	32,911	23,376
3/25	20,053	31,056	22,654
4/25	20,041	30,792	22,807
5/25	21,049	32,708	23,889
6/25	21,915	34,338	24,814
7/25	22,128	35,087	25,071
8/25	22,686	35,864	25,768
9/25	23,172	37,090	26,498
10/25	23,373	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.01%	11.44%	9.48%
Class A Shares Including Sales Charge	9.63%	10.19%	8.86%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,420,693,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,420,693 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.49%
International Equity Funds	30.20%
Fixed Income Funds	5.32%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019774
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Class J
Trading Symbol	PFLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $25,090	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,014
12/15	9,809	9,857	9,798
1/16	9,261	9,359	9,346
2/16	9,171	9,360	9,290
3/16	9,749	10,011	9,913
4/16	9,839	10,058	10,001
5/16	9,914	10,242	10,097
6/16	9,854	10,271	10,105
7/16	10,206	10,659	10,460
8/16	10,221	10,680	10,489
9/16	10,259	10,679	10,527
10/16	10,041	10,469	10,319
11/16	10,191	10,918	10,536
12/16	10,323	11,141	10,753
1/17	10,590	11,342	10,971
2/17	10,849	11,772	11,243
3/17	10,944	11,780	11,345
4/17	11,132	11,899	11,490
5/17	11,320	12,037	11,663
6/17	11,391	12,129	11,746
7/17	11,666	12,364	11,995
8/17	11,729	12,375	11,997
9/17	11,980	12,667	12,267
10/17	12,215	12,957	12,495
11/17	12,459	13,362	12,771
12/17	12,580	13,495	12,922
1/18	13,223	14,227	13,479
2/18	12,679	13,695	12,967
3/18	12,547	13,398	12,801
4/18	12,621	13,446	12,892
5/18	12,745	13,802	13,054
6/18	12,704	13,887	13,021
7/18	13,025	14,383	13,347
8/18	13,207	14,858	13,524
9/18	13,223	14,908	13,525
10/18	12,217	13,845	12,572
11/18	12,374	14,135	12,778
12/18	11,462	12,825	11,895
1/19	12,394	13,883	12,782
2/19	12,770	14,342	13,116
3/19	12,905	14,575	13,238
4/19	13,335	15,164	13,642
5/19	12,645	14,175	12,912
6/19	13,416	15,181	13,677
7/19	13,487	15,396	13,735
8/19	13,308	15,114	13,463
9/19	13,496	15,414	13,741
10/19	13,756	15,737	14,052
11/19	14,115	16,299	14,366
12/19	14,488	16,789	14,792
1/20	14,373	16,738	14,624
2/20	13,412	15,341	13,541
3/20	11,471	13,335	11,751
4/20	12,720	15,053	12,934
5/20	13,383	15,790	13,483
6/20	13,700	16,104	13,820
7/20	14,402	16,997	14,428
8/20	15,074	18,171	15,148
9/20	14,719	17,483	14,723
10/20	14,469	17,084	14,481
11/20	16,093	19,015	16,131
12/20	16,849	19,797	16,843
1/21	16,697	19,664	16,817
2/21	17,274	20,279	17,289
3/21	17,688	21,165	17,782
4/21	18,457	22,265	18,479
5/21	18,669	22,422	18,730
6/21	18,851	22,888	18,864
7/21	19,043	23,375	18,984
8/21	19,418	24,065	19,409
9/21	18,649	22,969	18,713
10/21	19,519	24,542	19,548
11/21	18,912	24,330	19,092
12/21	19,703	25,429	19,874
1/22	18,629	24,071	18,890
2/22	18,048	23,430	18,565
3/22	18,267	24,249	18,877
4/22	16,810	22,162	17,521
5/22	16,920	22,218	17,593
6/22	15,550	20,366	16,161
7/22	16,766	22,266	17,308
8/22	16,065	21,369	16,675
9/22	14,607	19,397	15,180
10/22	15,583	21,015	16,126
11/22	16,711	22,188	17,288
12/22	15,962	20,908	16,699
1/23	17,139	22,274	17,855
2/23	16,635	21,746	17,415
3/23	16,911	22,405	17,769
4/23	17,163	22,700	17,998
5/23	16,875	22,741	17,721
6/23	17,896	24,284	18,667
7/23	18,425	25,090	19,286
8/23	17,980	24,656	18,805
9/23	17,175	23,467	18,040
10/23	16,695	22,909	17,488
11/23	18,196	24,988	18,981
12/23	19,170	26,232	19,970
1/24	19,182	26,582	19,996
2/24	19,973	27,997	20,723
3/24	20,637	28,936	21,332
4/24	19,847	27,711	20,633
5/24	20,587	29,077	21,442
6/24	20,738	29,996	21,748
7/24	21,227	30,503	22,272
8/24	21,716	31,170	22,748
9/24	22,055	31,808	23,215
10/24	21,591	31,510	22,669
11/24	22,544	33,451	23,446
12/24	21,676	32,515	22,826
1/25	22,506	33,440	23,464
2/25	22,399	32,911	23,376
3/25	21,502	31,056	22,654
4/25	21,502	30,792	22,807
5/25	22,587	32,708	23,889
6/25	23,524	34,338	24,814
7/25	23,751	35,087	25,071
8/25	24,354	35,864	25,768
9/25	24,876	37,090	26,498
10/25	25,090	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.21%	11.64%	9.64%
Class J Shares Including Sales Charge	15.21%	11.64%	9.64%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,420,693,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,420,693 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.49%
International Equity Funds	30.20%
Fixed Income Funds	5.32%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019773
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	Institutional
Trading Symbol	PPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $25,657	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	9,993	10,045	10,014
12/15	9,816	9,857	9,798
1/16	9,266	9,359	9,346
2/16	9,178	9,360	9,290
3/16	9,757	10,011	9,913
4/16	9,853	10,058	10,001
5/16	9,933	10,242	10,097
6/16	9,874	10,271	10,105
7/16	10,234	10,659	10,460
8/16	10,248	10,680	10,489
9/16	10,285	10,679	10,527
10/16	10,072	10,469	10,319
11/16	10,226	10,918	10,536
12/16	10,363	11,141	10,753
1/17	10,632	11,342	10,971
2/17	10,893	11,772	11,243
3/17	10,986	11,780	11,345
4/17	11,185	11,899	11,490
5/17	11,370	12,037	11,663
6/17	11,447	12,129	11,746
7/17	11,723	12,364	11,995
8/17	11,785	12,375	11,997
9/17	12,046	12,667	12,267
10/17	12,284	12,957	12,495
11/17	12,530	13,362	12,771
12/17	12,656	13,495	12,922
1/18	13,302	14,227	13,479
2/18	12,753	13,695	12,967
3/18	12,624	13,398	12,801
4/18	12,705	13,446	12,892
5/18	12,826	13,802	13,054
6/18	12,786	13,887	13,021
7/18	13,117	14,383	13,347
8/18	13,302	14,858	13,524
9/18	13,319	14,908	13,525
10/18	12,309	13,845	12,572
11/18	12,471	14,135	12,778
12/18	11,557	12,825	11,895
1/19	12,504	13,883	12,782
2/19	12,873	14,342	13,116
3/19	13,022	14,575	13,238
4/19	13,452	15,164	13,642
5/19	12,759	14,175	12,912
6/19	13,540	15,181	13,677
7/19	13,610	15,396	13,735
8/19	13,435	15,114	13,463
9/19	13,628	15,414	13,741
10/19	13,900	15,737	14,052
11/19	14,259	16,299	14,366
12/19	14,636	16,789	14,792
1/20	14,523	16,738	14,624
2/20	13,554	15,341	13,541
3/20	11,589	13,335	11,751
4/20	12,858	15,053	12,934
5/20	13,536	15,790	13,483
6/20	13,865	16,104	13,820
7/20	14,570	16,997	14,428
8/20	15,257	18,171	15,148
9/20	14,890	17,483	14,723
10/20	14,646	17,084	14,481
11/20	16,292	19,015	16,131
12/20	17,060	19,797	16,843
1/21	16,912	19,664	16,817
2/21	17,496	20,279	17,289
3/21	17,922	21,165	17,782
4/21	18,704	22,265	18,479
5/21	18,922	22,422	18,730
6/21	19,110	22,888	18,864
7/21	19,308	23,375	18,984
8/21	19,684	24,065	19,409
9/21	18,902	22,969	18,713
10/21	19,793	24,542	19,548
11/21	19,189	24,330	19,092
12/21	19,980	25,429	19,874
1/22	18,908	24,071	18,890
2/22	18,319	23,430	18,565
3/22	18,533	24,249	18,877
4/22	17,064	22,162	17,521
5/22	17,182	22,218	17,593
6/22	15,789	20,366	16,161
7/22	17,022	22,266	17,308
8/22	16,325	21,369	16,675
9/22	14,835	19,397	15,180
10/22	15,842	21,015	16,126
11/22	16,979	22,188	17,288
12/22	16,226	20,908	16,699
1/23	17,434	22,274	17,855
2/23	16,918	21,746	17,415
3/23	17,199	22,405	17,769
4/23	17,457	22,700	17,998
5/23	17,176	22,741	17,721
6/23	18,220	24,284	18,667
7/23	18,760	25,090	19,286
8/23	18,302	24,656	18,805
9/23	17,493	23,467	18,040
10/23	17,000	22,909	17,488
11/23	18,537	24,988	18,981
12/23	19,535	26,232	19,970
1/24	19,548	26,582	19,996
2/24	20,357	27,997	20,723
3/24	21,031	28,936	21,332
4/24	20,234	27,711	20,633
5/24	20,994	29,077	21,442
6/24	21,141	29,996	21,748
7/24	21,656	30,503	22,272
8/24	22,146	31,170	22,748
9/24	22,501	31,808	23,215
10/24	22,036	31,510	22,669
11/24	23,004	33,451	23,446
12/24	22,130	32,515	22,826
1/25	22,966	33,440	23,464
2/25	22,861	32,911	23,376
3/25	21,960	31,056	22,654
4/25	21,960	30,792	22,807
5/25	23,070	32,708	23,889
6/25	24,037	34,338	24,814
7/25	24,272	35,087	25,071
8/25	24,886	35,864	25,768
9/25	25,422	37,090	26,498
10/25	25,657	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.43%	11.87%	9.88%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,420,693,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,420,693 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.49%
International Equity Funds	30.20%
Fixed Income Funds	5.32%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019770
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	R-3
Trading Symbol	PTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $24,242	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	9,979	10,045	10,014
12/15	9,803	9,857	9,798
1/16	9,249	9,359	9,346
2/16	9,160	9,360	9,290
3/16	9,729	10,011	9,913
4/16	9,817	10,058	10,001
5/16	9,898	10,242	10,097
6/16	9,832	10,271	10,105
7/16	10,186	10,659	10,460
8/16	10,201	10,680	10,489
9/16	10,231	10,679	10,527
10/16	10,009	10,469	10,319
11/16	10,164	10,918	10,536
12/16	10,294	11,141	10,753
1/17	10,555	11,342	10,971
2/17	10,809	11,772	11,243
3/17	10,894	11,780	11,345
4/17	11,087	11,899	11,490
5/17	11,264	12,037	11,663
6/17	11,341	12,129	11,746
7/17	11,610	12,364	11,995
8/17	11,664	12,375	11,997
9/17	11,910	12,667	12,267
10/17	12,141	12,957	12,495
11/17	12,380	13,362	12,771
12/17	12,496	13,495	12,922
1/18	13,124	14,227	13,479
2/18	12,585	13,695	12,967
3/18	12,448	13,398	12,801
4/18	12,520	13,446	12,892
5/18	12,641	13,802	13,054
6/18	12,593	13,887	13,021
7/18	12,915	14,383	13,347
8/18	13,084	14,858	13,524
9/18	13,100	14,908	13,525
10/18	12,101	13,845	12,572
11/18	12,254	14,135	12,778
12/18	11,345	12,825	11,895
1/19	12,268	13,883	12,782
2/19	12,633	14,342	13,116
3/19	12,764	14,575	13,238
4/19	13,191	15,164	13,642
5/19	12,503	14,175	12,912
6/19	13,260	15,181	13,677
7/19	13,321	15,396	13,735
8/19	13,147	15,114	13,463
9/19	13,330	15,414	13,741
10/19	13,582	15,737	14,052
11/19	13,931	16,299	14,366
12/19	14,300	16,789	14,792
1/20	14,179	16,738	14,624
2/20	13,231	15,341	13,541
3/20	11,308	13,335	11,751
4/20	12,534	15,053	12,934
5/20	13,185	15,790	13,483
6/20	13,501	16,104	13,820
7/20	14,179	16,997	14,428
8/20	14,848	18,171	15,148
9/20	14,485	17,483	14,723
10/20	14,244	17,084	14,481
11/20	15,833	19,015	16,131
12/20	16,562	19,797	16,843
1/21	16,416	19,664	16,817
2/21	16,971	20,279	17,289
3/21	17,380	21,165	17,782
4/21	18,131	22,265	18,479
5/21	18,335	22,422	18,730
6/21	18,510	22,888	18,864
7/21	18,686	23,375	18,984
8/21	19,046	24,065	19,409
9/21	18,286	22,969	18,713
10/21	19,134	24,542	19,548
11/21	18,540	24,330	19,092
12/21	19,305	25,429	19,874
1/22	18,244	24,071	18,890
2/22	17,677	23,430	18,565
3/22	17,876	24,249	18,877
4/22	16,448	22,162	17,521
5/22	16,553	22,218	17,593
6/22	15,209	20,366	16,161
7/22	16,385	22,266	17,308
8/22	15,702	21,369	16,675
9/22	14,274	19,397	15,180
10/22	15,230	21,015	16,126
11/22	16,311	22,188	17,288
12/22	15,580	20,908	16,699
1/23	16,736	22,274	17,855
2/23	16,232	21,746	17,415
3/23	16,495	22,405	17,769
4/23	16,736	22,700	17,998
5/23	16,450	22,741	17,721
6/23	17,446	24,284	18,667
7/23	17,949	25,090	19,286
8/23	17,514	24,656	18,805
9/23	16,724	23,467	18,040
10/23	16,255	22,909	17,488
11/23	17,709	24,988	18,981
12/23	18,648	26,232	19,970
1/24	18,659	26,582	19,996
2/24	19,422	27,997	20,723
3/24	20,065	28,936	21,332
4/24	19,279	27,711	20,633
5/24	19,993	29,077	21,442
6/24	20,136	29,996	21,748
7/24	20,600	30,503	22,272
8/24	21,065	31,170	22,748
9/24	21,398	31,808	23,215
10/24	20,934	31,510	22,669
11/24	21,851	33,451	23,446
12/24	21,018	32,515	22,826
1/25	21,802	33,440	23,464
2/25	21,688	32,911	23,376
3/25	20,828	31,056	22,654
4/25	20,803	30,792	22,807
5/25	21,852	32,708	23,889
6/25	22,750	34,338	24,814
7/25	22,965	35,087	25,071
8/25	23,534	35,864	25,768
9/25	24,040	37,090	26,498
10/25	24,242	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	15.80%	11.22%	9.26%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,420,693,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,420,693 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.49%
International Equity Funds	30.20%
Fixed Income Funds	5.32%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019771
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Fund
Class Name	R-5
Trading Symbol	PTEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $24,998	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	9,986	10,045	10,014
12/15	9,810	9,857	9,798
1/16	9,259	9,359	9,346
2/16	9,170	9,360	9,290
3/16	9,743	10,011	9,913
4/16	9,839	10,058	10,001
5/16	9,920	10,242	10,097
6/16	9,854	10,271	10,105
7/16	10,206	10,659	10,460
8/16	10,228	10,680	10,489
9/16	10,258	10,679	10,527
10/16	10,045	10,469	10,319
11/16	10,199	10,918	10,536
12/16	10,333	11,141	10,753
1/17	10,601	11,342	10,971
2/17	10,855	11,772	11,243
3/17	10,947	11,780	11,345
4/17	11,139	11,899	11,490
5/17	11,323	12,037	11,663
6/17	11,400	12,129	11,746
7/17	11,668	12,364	11,995
8/17	11,730	12,375	11,997
9/17	11,983	12,667	12,267
10/17	12,221	12,957	12,495
11/17	12,459	13,362	12,771
12/17	12,578	13,495	12,922
1/18	13,223	14,227	13,479
2/18	12,675	13,695	12,967
3/18	12,546	13,398	12,801
4/18	12,619	13,446	12,892
5/18	12,739	13,802	13,054
6/18	12,699	13,887	13,021
7/18	13,021	14,383	13,347
8/18	13,206	14,858	13,524
9/18	13,214	14,908	13,525
10/18	12,216	13,845	12,572
11/18	12,369	14,135	12,778
12/18	11,460	12,825	11,895
1/19	12,394	13,883	12,782
2/19	12,760	14,342	13,116
3/19	12,900	14,575	13,238
4/19	13,336	15,164	13,642
5/19	12,647	14,175	12,912
6/19	13,406	15,181	13,677
7/19	13,485	15,396	13,735
8/19	13,310	15,114	13,463
9/19	13,493	15,414	13,741
10/19	13,755	15,737	14,052
11/19	14,113	16,299	14,366
12/19	14,479	16,789	14,792
1/20	14,367	16,738	14,624
2/20	13,405	15,341	13,541
3/20	11,463	13,335	11,751
4/20	12,714	15,053	12,934
5/20	13,377	15,790	13,483
6/20	13,694	16,104	13,820
7/20	14,395	16,997	14,428
8/20	15,067	18,171	15,148
9/20	14,712	17,483	14,723
10/20	14,460	17,084	14,481
11/20	16,084	19,015	16,131
12/20	16,830	19,797	16,843
1/21	16,683	19,664	16,817
2/21	17,252	20,279	17,289
3/21	17,673	21,165	17,782
4/21	18,438	22,265	18,479
5/21	18,654	22,422	18,730
6/21	18,831	22,888	18,864
7/21	19,027	23,375	18,984
8/21	19,399	24,065	19,409
9/21	18,625	22,969	18,713
10/21	19,497	24,542	19,548
11/21	18,889	24,330	19,092
12/21	19,674	25,429	19,874
1/22	18,604	24,071	18,890
2/22	18,021	23,430	18,565
3/22	18,233	24,249	18,877
4/22	16,782	22,162	17,521
5/22	16,898	22,218	17,593
6/22	15,521	20,366	16,161
7/22	16,729	22,266	17,308
8/22	16,040	21,369	16,675
9/22	14,578	19,397	15,180
10/22	15,564	21,015	16,126
11/22	16,676	22,188	17,288
12/22	15,924	20,908	16,699
1/23	17,116	22,274	17,855
2/23	16,595	21,746	17,415
3/23	16,884	22,405	17,769
4/23	17,127	22,700	17,998
5/23	16,838	22,741	17,721
6/23	17,856	24,284	18,667
7/23	18,389	25,090	19,286
8/23	17,937	24,656	18,805
9/23	17,139	23,467	18,040
10/23	16,653	22,909	17,488
11/23	18,157	24,988	18,981
12/23	19,132	26,232	19,970
1/24	19,144	26,582	19,996
2/24	19,928	27,997	20,723
3/24	20,592	28,936	21,332
4/24	19,795	27,711	20,633
5/24	20,531	29,077	21,442
6/24	20,676	29,996	21,748
7/24	21,171	30,503	22,272
8/24	21,653	31,170	22,748
9/24	22,003	31,808	23,215
10/24	21,532	31,510	22,669
11/24	22,473	33,451	23,446
12/24	21,621	32,515	22,826
1/25	22,430	33,440	23,464
2/25	22,328	32,911	23,376
3/25	21,442	31,056	22,654
4/25	21,429	30,792	22,807
5/25	22,520	32,708	23,889
6/25	23,445	34,338	24,814
7/25	23,676	35,087	25,071
8/25	24,266	35,864	25,768
9/25	24,793	37,090	26,498
10/25	24,998	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.09%	11.57%	9.59%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 3,420,693,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,420,693 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 44.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.49%
International Equity Funds	30.20%
Fixed Income Funds	5.32%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063451
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	Institutional
Trading Symbol	LTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $25,938	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	9,992	10,045	10,014
12/15	9,809	9,857	9,793
1/16	9,245	9,359	9,329
2/16	9,158	9,360	9,269
3/16	9,748	10,011	9,903
4/16	9,844	10,058	9,993
5/16	9,922	10,242	10,090
6/16	9,861	10,271	10,093
7/16	10,226	10,659	10,455
8/16	10,243	10,680	10,487
9/16	10,278	10,679	10,525
10/16	10,061	10,469	10,314
11/16	10,226	10,918	10,545
12/16	10,370	11,141	10,766
1/17	10,650	11,342	10,990
2/17	10,911	11,772	11,269
3/17	11,002	11,780	11,374
4/17	11,209	11,899	11,521
5/17	11,399	12,037	11,697
6/17	11,471	12,129	11,781
7/17	11,760	12,364	12,033
8/17	11,823	12,375	12,035
9/17	12,085	12,667	12,309
10/17	12,328	12,957	12,540
11/17	12,581	13,362	12,817
12/17	12,706	13,495	12,970
1/18	13,369	14,227	13,538
2/18	12,809	13,695	13,023
3/18	12,678	13,398	12,853
4/18	12,762	13,446	12,945
5/18	12,893	13,802	13,106
6/18	12,846	13,887	13,072
7/18	13,192	14,383	13,401
8/18	13,369	14,858	13,578
9/18	13,388	14,908	13,579
10/18	12,351	13,845	12,618
11/18	12,519	14,135	12,825
12/18	11,562	12,825	11,936
1/19	12,538	13,883	12,829
2/19	12,927	14,342	13,164
3/19	13,066	14,575	13,286
4/19	13,514	15,164	13,692
5/19	12,787	14,175	12,957
6/19	13,584	15,181	13,729
7/19	13,664	15,396	13,786
8/19	13,475	15,114	13,509
9/19	13,664	15,414	13,793
10/19	13,943	15,737	14,109
11/19	14,321	16,299	14,425
12/19	14,712	16,789	14,859
1/20	14,586	16,738	14,686
2/20	13,582	15,341	13,582
3/20	11,554	13,335	11,762
4/20	12,843	15,053	12,956
5/20	13,530	15,790	13,508
6/20	13,857	16,104	13,851
7/20	14,575	16,997	14,467
8/20	15,272	18,171	15,201
9/20	14,903	17,483	14,768
10/20	14,649	17,084	14,521
11/20	16,349	19,015	16,195
12/20	17,136	19,797	16,918
1/21	16,982	19,664	16,892
2/21	17,597	20,279	17,373
3/21	18,047	21,165	17,877
4/21	18,848	22,265	18,587
5/21	19,079	22,422	18,843
6/21	19,265	22,888	18,977
7/21	19,463	23,375	19,096
8/21	19,869	24,065	19,526
9/21	19,057	22,969	18,824
10/21	19,979	24,542	19,666
11/21	19,364	24,330	19,205
12/21	20,180	25,429	19,995
1/22	19,087	24,071	19,003
2/22	18,494	23,430	18,676
3/22	18,715	24,249	18,993
4/22	17,237	22,162	17,626
5/22	17,354	22,218	17,698
6/22	15,946	20,366	16,245
7/22	17,191	22,266	17,404
8/22	16,481	21,369	16,769
9/22	14,981	19,397	15,259
10/22	15,993	21,015	16,221
11/22	17,144	22,188	17,397
12/22	16,377	20,908	16,802
1/23	17,603	22,274	17,971
2/23	17,085	21,746	17,529
3/23	17,375	22,405	17,881
4/23	17,628	22,700	18,113
5/23	17,337	22,741	17,831
6/23	18,386	24,284	18,785
7/23	18,942	25,090	19,410
8/23	18,487	24,656	18,925
9/23	17,666	23,467	18,153
10/23	17,173	22,909	17,597
11/23	18,715	24,988	19,102
12/23	19,715	26,232	20,098
1/24	19,741	26,582	20,126
2/24	20,544	27,997	20,859
3/24	21,242	28,936	21,473
4/24	20,426	27,711	20,769
5/24	21,190	29,077	21,585
6/24	21,348	29,996	21,891
7/24	21,861	30,503	22,423
8/24	22,362	31,170	22,909
9/24	22,730	31,808	23,385
10/24	22,243	31,510	22,822
11/24	23,231	33,451	23,608
12/24	22,341	32,515	22,976
1/25	23,199	33,440	23,635
2/25	23,088	32,911	23,540
3/25	22,175	31,056	22,802
4/25	22,161	30,792	22,969
5/25	23,309	32,708	24,090
6/25	24,291	34,338	25,038
7/25	24,527	35,087	25,303
8/25	25,163	35,864	26,017
9/25	25,716	37,090	26,768
10/25	25,938	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.61%	12.10%	10.00%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,215,774,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,215,774 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.06%
International Equity Funds	30.93%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063447
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	R-3
Trading Symbol	LTFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $24,547	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	9,992	10,045	10,014
12/15	9,812	9,857	9,793
1/16	9,237	9,359	9,329
2/16	9,140	9,360	9,269
3/16	9,732	10,011	9,903
4/16	9,821	10,058	9,993
5/16	9,901	10,242	10,090
6/16	9,830	10,271	10,093
7/16	10,192	10,659	10,455
8/16	10,201	10,680	10,487
9/16	10,237	10,679	10,525
10/16	10,016	10,469	10,314
11/16	10,175	10,918	10,545
12/16	10,312	11,141	10,766
1/17	10,578	11,342	10,990
2/17	10,834	11,772	11,269
3/17	10,926	11,780	11,374
4/17	11,118	11,899	11,521
5/17	11,302	12,037	11,697
6/17	11,375	12,129	11,781
7/17	11,650	12,364	12,033
8/17	11,705	12,375	12,035
9/17	11,962	12,667	12,309
10/17	12,200	12,957	12,540
11/17	12,438	13,362	12,817
12/17	12,563	13,495	12,970
1/18	13,215	14,227	13,538
2/18	12,657	13,695	13,023
3/18	12,516	13,398	12,853
4/18	12,591	13,446	12,945
5/18	12,714	13,802	13,106
6/18	12,667	13,887	13,072
7/18	12,998	14,383	13,401
8/18	13,168	14,858	13,578
9/18	13,177	14,908	13,579
10/18	12,156	13,845	12,618
11/18	12,308	14,135	12,825
12/18	11,367	12,825	11,936
1/19	12,320	13,883	12,829
2/19	12,691	14,342	13,164
3/19	12,822	14,575	13,286
4/19	13,263	15,164	13,692
5/19	12,551	14,175	12,957
6/19	13,323	15,181	13,729
7/19	13,384	15,396	13,786
8/19	13,193	15,114	13,509
9/19	13,374	15,414	13,793
10/19	13,644	15,737	14,109
11/19	14,016	16,299	14,425
12/19	14,390	16,789	14,859
1/20	14,252	16,738	14,686
2/20	13,266	15,341	13,582
3/20	11,283	13,335	11,762
4/20	12,524	15,053	12,956
5/20	13,192	15,790	13,508
6/20	13,510	16,104	13,851
7/20	14,199	16,997	14,467
8/20	14,878	18,171	15,201
9/20	14,507	17,483	14,768
10/20	14,263	17,084	14,521
11/20	15,896	19,015	16,195
12/20	16,651	19,797	16,918
1/21	16,497	19,664	16,892
2/21	17,090	20,279	17,373
3/21	17,518	21,165	17,877
4/21	18,287	22,265	18,587
5/21	18,507	22,422	18,843
6/21	18,672	22,888	18,977
7/21	18,858	23,375	19,096
8/21	19,243	24,065	19,526
9/21	18,441	22,969	18,824
10/21	19,331	24,542	19,666
11/21	18,737	24,330	19,205
12/21	19,499	25,429	19,995
1/22	18,443	24,071	19,003
2/22	17,863	23,430	18,676
3/22	18,072	24,249	18,993
4/22	16,634	22,162	17,626
5/22	16,738	22,218	17,698
6/22	15,369	20,366	16,245
7/22	16,564	22,266	17,404
8/22	15,868	21,369	16,769
9/22	14,418	19,397	15,259
10/22	15,393	21,015	16,221
11/22	16,495	22,188	17,397
12/22	15,748	20,908	16,802
1/23	16,916	22,274	17,971
2/23	16,401	21,746	17,529
3/23	16,678	22,405	17,881
4/23	16,916	22,700	18,113
5/23	16,627	22,741	17,831
6/23	17,633	24,284	18,785
7/23	18,148	25,090	19,410
8/23	17,696	24,656	18,925
9/23	16,904	23,467	18,153
10/23	16,426	22,909	17,597
11/23	17,897	24,988	19,102
12/23	18,850	26,232	20,098
1/24	18,863	26,582	20,126
2/24	19,621	27,997	20,859
3/24	20,273	28,936	21,473
4/24	19,490	27,711	20,769
5/24	20,208	29,077	21,585
6/24	20,352	29,996	21,891
7/24	20,835	30,503	22,423
8/24	21,292	31,170	22,909
9/24	21,631	31,808	23,385
10/24	21,161	31,510	22,822
11/24	22,101	33,451	23,608
12/24	21,240	32,515	22,976
1/25	22,046	33,440	23,635
2/25	21,923	32,911	23,540
3/25	21,048	31,056	22,802
4/25	21,035	30,792	22,969
5/25	22,101	32,708	24,090
6/25	23,016	34,338	25,038
7/25	23,249	35,087	25,303
8/25	23,823	35,864	26,017
9/25	24,342	37,090	26,768
10/25	24,547	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	16.00%	11.47%	9.40%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,215,774,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,215,774 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.06%
International Equity Funds	30.93%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000063449
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2055 Fund
Class Name	R-5
Trading Symbol	LTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $25,319	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	9,992	10,045	10,014
12/15	9,816	9,857	9,793
1/16	9,246	9,359	9,329
2/16	9,150	9,360	9,269
3/16	9,746	10,011	9,903
4/16	9,834	10,058	9,993
5/16	9,922	10,242	10,090
6/16	9,851	10,271	10,093
7/16	10,211	10,659	10,455
8/16	10,229	10,680	10,487
9/16	10,264	10,679	10,525
10/16	10,044	10,469	10,314
11/16	10,211	10,918	10,545
12/16	10,345	11,141	10,766
1/17	10,618	11,342	10,990
2/17	10,882	11,772	11,269
3/17	10,973	11,780	11,374
4/17	11,173	11,899	11,521
5/17	11,355	12,037	11,697
6/17	11,437	12,129	11,781
7/17	11,710	12,364	12,033
8/17	11,774	12,375	12,035
9/17	12,029	12,667	12,309
10/17	12,274	12,957	12,540
11/17	12,520	13,362	12,817
12/17	12,648	13,495	12,970
1/18	13,306	14,227	13,538
2/18	12,751	13,695	13,023
3/18	12,610	13,398	12,853
4/18	12,695	13,446	12,945
5/18	12,817	13,802	13,106
6/18	12,770	13,887	13,072
7/18	13,108	14,383	13,401
8/18	13,287	14,858	13,578
9/18	13,306	14,908	13,579
10/18	12,272	13,845	12,618
11/18	12,431	14,135	12,825
12/18	11,480	12,825	11,936
1/19	12,441	13,883	12,829
2/19	12,821	14,342	13,164
3/19	12,962	14,575	13,286
4/19	13,402	15,164	13,692
5/19	12,691	14,175	12,957
6/19	13,472	15,181	13,729
7/19	13,542	15,396	13,786
8/19	13,352	15,114	13,509
9/19	13,542	15,414	13,793
10/19	13,812	15,737	14,109
11/19	14,193	16,299	14,425
12/19	14,572	16,789	14,859
1/20	14,444	16,738	14,686
2/20	13,438	15,341	13,582
3/20	11,435	13,335	11,762
4/20	12,706	15,053	12,956
5/20	13,385	15,790	13,508
6/20	13,703	16,104	13,851
7/20	14,413	16,997	14,467
8/20	15,102	18,171	15,201
9/20	14,731	17,483	14,768
10/20	14,476	17,084	14,521
11/20	16,151	19,015	16,195
12/20	16,928	19,797	16,918
1/21	16,774	19,664	16,892
2/21	17,379	20,279	17,373
3/21	17,819	21,165	17,877
4/21	18,600	22,265	18,587
5/21	18,831	22,422	18,843
6/21	19,007	22,888	18,977
7/21	19,205	23,375	19,096
8/21	19,590	24,065	19,526
9/21	18,787	22,969	18,824
10/21	19,700	24,542	19,666
11/21	19,095	24,330	19,205
12/21	19,875	25,429	19,995
1/22	18,805	24,071	19,003
2/22	18,223	23,430	18,676
3/22	18,432	24,249	18,993
4/22	16,966	22,162	17,626
5/22	17,083	22,218	17,698
6/22	15,698	20,366	16,245
7/22	16,920	22,266	17,404
8/22	16,210	21,369	16,769
9/22	14,732	19,397	15,259
10/22	15,733	21,015	16,221
11/22	16,861	22,188	17,397
12/22	16,102	20,908	16,802
1/23	17,301	22,274	17,971
2/23	16,784	21,746	17,529
3/23	17,061	22,405	17,881
4/23	17,314	22,700	18,113
5/23	17,024	22,741	17,831
6/23	18,059	24,284	18,785
7/23	18,590	25,090	19,410
8/23	18,135	24,656	18,925
9/23	17,327	23,467	18,153
10/23	16,834	22,909	17,597
11/23	18,350	24,988	19,102
12/23	19,330	26,232	20,098
1/24	19,357	26,582	20,126
2/24	20,145	27,997	20,859
3/24	20,815	28,936	21,473
4/24	20,014	27,711	20,769
5/24	20,763	29,077	21,585
6/24	20,907	29,996	21,891
7/24	21,407	30,503	22,423
8/24	21,893	31,170	22,909
9/24	22,248	31,808	23,385
10/24	21,761	31,510	22,822
11/24	22,734	33,451	23,608
12/24	21,858	32,515	22,976
1/25	22,685	33,440	23,635
2/25	22,575	32,911	23,540
3/25	21,665	31,056	22,802
4/25	21,665	30,792	22,969
5/25	22,782	32,708	24,090
6/25	23,719	34,338	25,038
7/25	23,954	35,087	25,303
8/25	24,561	35,864	26,017
9/25	25,098	37,090	26,768
10/25	25,319	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.35%	11.83%	9.73%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,215,774,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,215,774 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.06%
International Equity Funds	30.93%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123721
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	Class J
Trading Symbol	PLTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $25,180	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	9,984	10,045	10,014
12/15	9,806	9,857	9,790
1/16	9,239	9,359	9,316
2/16	9,146	9,360	9,255
3/16	9,730	10,011	9,896
4/16	9,823	10,058	9,987
5/16	9,899	10,242	10,084
6/16	9,840	10,271	10,083
7/16	10,195	10,659	10,450
8/16	10,212	10,680	10,483
9/16	10,245	10,679	10,523
10/16	10,026	10,469	10,310
11/16	10,186	10,918	10,552
12/16	10,326	11,141	10,776
1/17	10,596	11,342	11,005
2/17	10,858	11,772	11,287
3/17	10,954	11,780	11,396
4/17	11,146	11,899	11,543
5/17	11,338	12,037	11,721
6/17	11,407	12,129	11,804
7/17	11,687	12,364	12,058
8/17	11,748	12,375	12,061
9/17	12,009	12,667	12,337
10/17	12,253	12,957	12,573
11/17	12,498	13,362	12,857
12/17	12,626	13,495	13,012
1/18	13,288	14,227	13,593
2/18	12,725	13,695	13,073
3/18	12,582	13,398	12,894
4/18	12,662	13,446	12,987
5/18	12,787	13,802	13,153
6/18	12,743	13,887	13,122
7/18	13,073	14,383	13,456
8/18	13,261	14,858	13,641
9/18	13,270	14,908	13,645
10/18	12,224	13,845	12,674
11/18	12,385	14,135	12,883
12/18	11,431	12,825	11,977
1/19	12,401	13,883	12,880
2/19	12,777	14,342	13,221
3/19	12,909	14,575	13,345
4/19	13,361	15,164	13,758
5/19	12,627	14,175	13,011
6/19	13,418	15,181	13,794
7/19	13,484	15,396	13,854
8/19	13,286	15,114	13,571
9/19	13,484	15,414	13,857
10/19	13,757	15,737	14,176
11/19	14,133	16,299	14,500
12/19	14,520	16,789	14,939
1/20	14,381	16,738	14,766
2/20	13,366	15,341	13,651
3/20	11,337	13,335	11,824
4/20	12,610	15,053	13,034
5/20	13,287	15,790	13,596
6/20	13,615	16,104	13,943
7/20	14,321	16,997	14,561
8/20	15,017	18,171	15,298
9/20	14,649	17,483	14,865
10/20	14,390	17,084	14,616
11/20	16,081	19,015	16,300
12/20	16,865	19,797	17,029
1/21	16,701	19,664	17,003
2/21	17,317	20,279	17,484
3/21	17,770	21,165	17,984
4/21	18,571	22,265	18,693
5/21	18,787	22,422	18,954
6/21	18,972	22,888	19,086
7/21	19,157	23,375	19,201
8/21	19,558	24,065	19,634
9/21	18,736	22,969	18,928
10/21	19,661	24,542	19,774
11/21	19,054	24,330	19,304
12/21	19,841	25,429	20,102
1/22	18,772	24,071	19,101
2/22	18,189	23,430	18,775
3/22	18,394	24,249	19,093
4/22	16,936	22,162	17,717
5/22	17,044	22,218	17,790
6/22	15,651	20,366	16,328
7/22	16,871	22,266	17,493
8/22	16,169	21,369	16,853
9/22	14,700	19,397	15,333
10/22	15,683	21,015	16,301
11/22	16,806	22,188	17,484
12/22	16,050	20,908	16,885
1/23	17,242	22,274	18,059
2/23	16,728	21,746	17,614
3/23	17,008	22,405	17,975
4/23	17,253	22,700	18,210
5/23	16,973	22,741	17,931
6/23	17,989	24,284	18,896
7/23	18,527	25,090	19,528
8/23	18,071	24,656	19,036
9/23	17,265	23,467	18,259
10/23	16,774	22,909	17,694
11/23	18,270	24,988	19,210
12/23	19,254	26,232	20,217
1/24	19,266	26,582	20,240
2/24	20,054	27,997	20,981
3/24	20,722	28,936	21,601
4/24	19,921	27,711	20,892
5/24	20,661	29,077	21,712
6/24	20,807	29,996	22,022
7/24	21,304	30,503	22,565
8/24	21,789	31,170	23,050
9/24	22,129	31,808	23,536
10/24	21,668	31,510	22,974
11/24	22,626	33,451	23,784
12/24	21,746	32,515	23,136
1/25	22,569	33,440	23,801
2/25	22,468	32,911	23,689
3/25	21,568	31,056	22,931
4/25	21,556	30,792	23,086
5/25	22,658	32,708	24,226
6/25	23,596	34,338	25,184
7/25	23,837	35,087	25,458
8/25	24,432	35,864	26,173
9/25	24,965	37,090	26,934
10/25	25,180	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.21%	11.84%	9.67%
Class J Shares Including Sales Charge	15.21%	11.84%	9.67%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,194,619,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,194,619 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.07%
International Equity Funds	30.92%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123727
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	Institutional
Trading Symbol	PLTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $26,074	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	9,984	10,045	10,014
12/15	9,807	9,857	9,790
1/16	9,242	9,359	9,316
2/16	9,158	9,360	9,255
3/16	9,748	10,011	9,896
4/16	9,832	10,058	9,987
5/16	9,916	10,242	10,084
6/16	9,858	10,271	10,083
7/16	10,220	10,659	10,450
8/16	10,237	10,680	10,483
9/16	10,279	10,679	10,523
10/16	10,051	10,469	10,310
11/16	10,220	10,918	10,552
12/16	10,364	11,141	10,776
1/17	10,643	11,342	11,005
2/17	10,905	11,772	11,287
3/17	11,001	11,780	11,396
4/17	11,201	11,899	11,543
5/17	11,393	12,037	11,721
6/17	11,471	12,129	11,804
7/17	11,759	12,364	12,058
8/17	11,820	12,375	12,061
9/17	12,082	12,667	12,337
10/17	12,326	12,957	12,573
11/17	12,587	13,362	12,857
12/17	12,716	13,495	13,012
1/18	13,379	14,227	13,593
2/18	12,824	13,695	13,073
3/18	12,680	13,398	12,894
4/18	12,770	13,446	12,987
5/18	12,895	13,802	13,153
6/18	12,850	13,887	13,122
7/18	13,200	14,383	13,456
8/18	13,379	14,858	13,641
9/18	13,397	14,908	13,645
10/18	12,349	13,845	12,674
11/18	12,519	14,135	12,883
12/18	11,544	12,825	11,977
1/19	12,529	13,883	12,880
2/19	12,917	14,342	13,221
3/19	13,059	14,575	13,345
4/19	13,514	15,164	13,758
5/19	12,784	14,175	13,011
6/19	13,580	15,181	13,794
7/19	13,656	15,396	13,854
8/19	13,457	15,114	13,571
9/19	13,656	15,414	13,857
10/19	13,940	15,737	14,176
11/19	14,328	16,299	14,500
12/19	14,720	16,789	14,939
1/20	14,580	16,738	14,766
2/20	13,557	15,341	13,651
3/20	11,512	13,335	11,824
4/20	12,805	15,053	13,034
5/20	13,497	15,790	13,596
6/20	13,828	16,104	13,943
7/20	14,560	16,997	14,561
8/20	15,272	18,171	15,298
9/20	14,901	17,483	14,865
10/20	14,640	17,084	14,616
11/20	16,365	19,015	16,300
12/20	17,165	19,797	17,029
1/21	17,009	19,664	17,003
2/21	17,643	20,279	17,484
3/21	18,100	21,165	17,984
4/21	18,921	22,265	18,693
5/21	19,160	22,422	18,954
6/21	19,347	22,888	19,086
7/21	19,544	23,375	19,201
8/21	19,949	24,065	19,634
9/21	19,128	22,969	18,928
10/21	20,074	24,542	19,774
11/21	19,461	24,330	19,304
12/21	20,280	25,429	20,102
1/22	19,185	24,071	19,101
2/22	18,594	23,430	18,775
3/22	18,813	24,249	19,093
4/22	17,323	22,162	17,717
5/22	17,433	22,218	17,790
6/22	16,020	20,366	16,328
7/22	17,280	22,266	17,493
8/22	16,568	21,369	16,853
9/22	15,057	19,397	15,333
10/22	16,075	21,015	16,301
11/22	17,236	22,188	17,484
12/22	16,464	20,908	16,885
1/23	17,688	22,274	18,059
2/23	17,165	21,746	17,614
3/23	17,462	22,405	17,975
4/23	17,711	22,700	18,210
5/23	17,426	22,741	17,931
6/23	18,484	24,284	18,896
7/23	19,030	25,090	19,528
8/23	18,579	24,656	19,036
9/23	17,747	23,467	18,259
10/23	17,248	22,909	17,694
11/23	18,804	24,988	19,210
12/23	19,823	26,232	20,217
1/24	19,836	26,582	20,240
2/24	20,652	27,997	20,981
3/24	21,345	28,936	21,601
4/24	20,529	27,711	20,892
5/24	21,296	29,077	21,712
6/24	21,457	29,996	22,022
7/24	21,976	30,503	22,565
8/24	22,471	31,170	23,050
9/24	22,843	31,808	23,536
10/24	22,360	31,510	22,974
11/24	23,350	33,451	23,784
12/24	22,459	32,515	23,136
1/25	23,314	33,440	23,801
2/25	23,197	32,911	23,689
3/25	22,277	31,056	22,931
4/25	22,277	30,792	23,086
5/25	23,431	32,708	24,226
6/25	24,402	34,338	25,184
7/25	24,649	35,087	25,458
8/25	25,284	35,864	26,173
9/25	25,841	37,090	26,934
10/25	26,074	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.61%	12.24%	10.06%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,194,619,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,194,619 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.07%
International Equity Funds	30.92%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123724
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	R-3
Trading Symbol	PLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $24,665	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	9,984	10,045	10,014
12/15	9,804	9,857	9,790
1/16	9,236	9,359	9,316
2/16	9,143	9,360	9,255
3/16	9,727	10,011	9,896
4/16	9,812	10,058	9,987
5/16	9,888	10,242	10,084
6/16	9,820	10,271	10,083
7/16	10,176	10,659	10,450
8/16	10,193	10,680	10,483
9/16	10,227	10,679	10,523
10/16	10,007	10,469	10,310
11/16	10,159	10,918	10,552
12/16	10,295	11,141	10,776
1/17	10,565	11,342	11,005
2/17	10,827	11,772	11,287
3/17	10,923	11,780	11,396
4/17	11,115	11,899	11,543
5/17	11,298	12,037	11,721
6/17	11,368	12,129	11,804
7/17	11,647	12,364	12,058
8/17	11,699	12,375	12,061
9/17	11,961	12,667	12,337
10/17	12,197	12,957	12,573
11/17	12,441	13,362	12,857
12/17	12,570	13,495	13,012
1/18	13,221	14,227	13,593
2/18	12,659	13,695	13,073
3/18	12,525	13,398	12,894
4/18	12,596	13,446	12,987
5/18	12,721	13,802	13,153
6/18	12,668	13,887	13,122
7/18	12,998	14,383	13,456
8/18	13,177	14,858	13,641
9/18	13,185	14,908	13,645
10/18	12,150	13,845	12,674
11/18	12,311	14,135	12,883
12/18	11,348	12,825	11,977
1/19	12,316	13,883	12,880
2/19	12,692	14,342	13,221
3/19	12,823	14,575	13,345
4/19	13,265	15,164	13,758
5/19	12,532	14,175	13,011
6/19	13,312	15,181	13,794
7/19	13,377	15,396	13,854
8/19	13,180	15,114	13,571
9/19	13,368	15,414	13,857
10/19	13,640	15,737	14,176
11/19	14,016	16,299	14,500
12/19	14,397	16,789	14,939
1/20	14,248	16,738	14,766
2/20	13,237	15,341	13,651
3/20	11,236	13,335	11,824
4/20	12,494	15,053	13,034
5/20	13,168	15,790	13,596
6/20	13,485	16,104	13,943
7/20	14,189	16,997	14,561
8/20	14,872	18,171	15,298
9/20	14,506	17,483	14,865
10/20	14,248	17,084	14,616
11/20	15,913	19,015	16,300
12/20	16,690	19,797	17,029
1/21	16,527	19,664	17,003
2/21	17,140	20,279	17,484
3/21	17,580	21,165	17,984
4/21	18,368	22,265	18,693
5/21	18,582	22,422	18,954
6/21	18,756	22,888	19,086
7/21	18,940	23,375	19,201
8/21	19,329	24,065	19,634
9/21	18,521	22,969	18,928
10/21	19,431	24,542	19,774
11/21	18,828	24,330	19,304
12/21	19,607	25,429	20,102
1/22	18,534	24,071	19,101
2/22	17,954	23,430	18,775
3/22	18,158	24,249	19,093
4/22	16,720	22,162	17,717
5/22	16,817	22,218	17,790
6/22	15,454	20,366	16,328
7/22	16,645	22,266	17,493
8/22	15,958	21,369	16,853
9/22	14,499	19,397	15,333
10/22	15,464	21,015	16,301
11/22	16,581	22,188	17,484
12/22	15,830	20,908	16,885
1/23	17,001	22,274	18,059
2/23	16,491	21,746	17,614
3/23	16,757	22,405	17,975
4/23	17,001	22,700	18,210
5/23	16,711	22,741	17,931
6/23	17,720	24,284	18,896
7/23	18,242	25,090	19,528
8/23	17,789	24,656	19,036
9/23	17,001	23,467	18,259
10/23	16,514	22,909	17,694
11/23	17,987	24,988	19,210
12/23	18,952	26,232	20,217
1/24	18,964	26,582	20,240
2/24	19,722	27,997	20,981
3/24	20,384	28,936	21,601
4/24	19,590	27,711	20,892
5/24	20,312	29,077	21,712
6/24	20,456	29,996	22,022
7/24	20,937	30,503	22,565
8/24	21,407	31,170	23,050
9/24	21,744	31,808	23,536
10/24	21,274	31,510	22,974
11/24	22,213	33,451	23,784
12/24	21,351	32,515	23,136
1/25	22,155	33,440	23,801
2/25	22,042	32,911	23,689
3/25	21,151	31,056	22,931
4/25	21,138	30,792	23,086
5/25	22,218	32,708	24,226
6/25	23,134	34,338	25,184
7/25	23,360	35,087	25,458
8/25	23,950	35,864	26,173
9/25	24,464	37,090	26,934
10/25	24,665	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	15.94%	11.60%	9.45%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,194,619,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,194,619 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.07%
International Equity Funds	30.92%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000123726
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Fund
Class Name	R-5
Trading Symbol	PLTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $25,435	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	9,992	10,045	10,014
12/15	9,811	9,857	9,790
1/16	9,244	9,359	9,316
2/16	9,151	9,360	9,255
3/16	9,735	10,011	9,896
4/16	9,819	10,058	9,987
5/16	9,904	10,242	10,084
6/16	9,845	10,271	10,083
7/16	10,200	10,659	10,450
8/16	10,217	10,680	10,483
9/16	10,259	10,679	10,523
10/16	10,031	10,469	10,310
11/16	10,200	10,918	10,552
12/16	10,332	11,141	10,776
1/17	10,612	11,342	11,005
2/17	10,874	11,772	11,287
3/17	10,970	11,780	11,396
4/17	11,162	11,899	11,543
5/17	11,354	12,037	11,721
6/17	11,433	12,129	11,804
7/17	11,712	12,364	12,058
8/17	11,773	12,375	12,061
9/17	12,035	12,667	12,337
10/17	12,271	12,957	12,573
11/17	12,524	13,362	12,857
12/17	12,647	13,495	13,012
1/18	13,319	14,227	13,593
2/18	12,754	13,695	13,073
3/18	12,620	13,398	12,894
4/18	12,692	13,446	12,987
5/18	12,817	13,802	13,153
6/18	12,772	13,887	13,122
7/18	13,113	14,383	13,456
8/18	13,292	14,858	13,641
9/18	13,310	14,908	13,645
10/18	12,262	13,845	12,674
11/18	12,423	14,135	12,883
12/18	11,465	12,825	11,977
1/19	12,439	13,883	12,880
2/19	12,817	14,342	13,221
3/19	12,959	14,575	13,345
4/19	13,403	15,164	13,758
5/19	12,675	14,175	13,011
6/19	13,469	15,181	13,794
7/19	13,535	15,396	13,854
8/19	13,337	15,114	13,571
9/19	13,535	15,414	13,857
10/19	13,809	15,737	14,176
11/19	14,187	16,299	14,500
12/19	14,576	16,789	14,939
1/20	14,437	16,738	14,766
2/20	13,418	15,341	13,651
3/20	11,389	13,335	11,824
4/20	12,668	15,053	13,034
5/20	13,358	15,790	13,596
6/20	13,677	16,104	13,943
7/20	14,397	16,997	14,561
8/20	15,096	18,171	15,298
9/20	14,726	17,483	14,865
10/20	14,467	17,084	14,616
11/20	16,165	19,015	16,300
12/20	16,949	19,797	17,029
1/21	16,794	19,664	17,003
2/21	17,415	20,279	17,484
3/21	17,869	21,165	17,984
4/21	18,675	22,265	18,693
5/21	18,903	22,422	18,954
6/21	19,089	22,888	19,086
7/21	19,275	23,375	19,201
8/21	19,678	24,065	19,634
9/21	18,851	22,969	18,928
10/21	19,781	24,542	19,774
11/21	19,182	24,330	19,304
12/21	19,981	25,429	20,102
1/22	18,894	24,071	19,101
2/22	18,306	23,430	18,775
3/22	18,524	24,249	19,093
4/22	17,045	22,162	17,717
5/22	17,165	22,218	17,790
6/22	15,774	20,366	16,328
7/22	16,991	22,266	17,493
8/22	16,295	21,369	16,853
9/22	14,806	19,397	15,333
10/22	15,806	21,015	16,301
11/22	16,937	22,188	17,484
12/22	16,179	20,908	16,885
1/23	17,380	22,274	18,059
2/23	16,861	21,746	17,614
3/23	17,144	22,405	17,975
4/23	17,391	22,700	18,210
5/23	17,109	22,741	17,931
6/23	18,145	24,284	18,896
7/23	18,675	25,090	19,528
8/23	18,227	24,656	19,036
9/23	17,415	23,467	18,259
10/23	16,920	22,909	17,694
11/23	18,439	24,988	19,210
12/23	19,424	26,232	20,217
1/24	19,449	26,582	20,240
2/24	20,232	27,997	20,981
3/24	20,905	28,936	21,601
4/24	20,110	27,711	20,892
5/24	20,856	29,077	21,712
6/24	21,003	29,996	22,022
7/24	21,505	30,503	22,565
8/24	21,994	31,170	23,050
9/24	22,349	31,808	23,536
10/24	21,872	31,510	22,974
11/24	22,839	33,451	23,784
12/24	21,953	32,515	23,136
1/25	22,785	33,440	23,801
2/25	22,683	32,911	23,689
3/25	21,774	31,056	22,931
4/25	21,761	30,792	23,086
5/25	22,887	32,708	24,226
6/25	23,835	34,338	25,184
7/25	24,065	35,087	25,458
8/25	24,680	35,864	26,173
9/25	25,217	37,090	26,934
10/25	25,435	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.29%	11.95%	9.78%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,194,619,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,194,619 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.07%
International Equity Funds	30.92%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193001
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	Institutional
Trading Symbol	PLJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $22,064	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,450	10,497	10,425
11/17	10,670	10,825	10,661
12/17	10,778	10,933	10,789
1/18	11,328	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,738	10,854	10,691
4/18	10,809	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,880	11,251	10,881
7/18	11,165	11,653	11,158
8/18	11,318	12,038	11,310
9/18	11,339	12,078	11,313
10/18	10,442	11,217	10,509
11/18	10,585	11,452	10,682
12/18	9,770	10,391	9,931
1/19	10,602	11,248	10,679
2/19	10,928	11,620	10,962
3/19	11,044	11,809	11,065
4/19	11,423	12,286	11,408
5/19	10,812	11,484	10,788
6/19	11,486	12,299	11,437
7/19	11,539	12,473	11,487
8/19	11,370	12,245	11,253
9/19	11,539	12,488	11,489
10/19	11,781	12,750	11,754
11/19	12,107	13,205	12,023
12/19	12,442	13,602	12,387
1/20	12,321	13,561	12,244
2/20	11,447	12,429	11,319
3/20	9,708	10,803	9,804
4/20	10,813	12,196	10,807
5/20	11,414	12,793	11,273
6/20	11,698	13,047	11,561
7/20	12,310	13,771	12,074
8/20	12,923	14,722	12,685
9/20	12,606	14,164	12,326
10/20	12,387	13,841	12,119
11/20	13,863	15,406	13,516
12/20	14,540	16,040	14,120
1/21	14,406	15,931	14,099
2/21	14,954	16,430	14,497
3/21	15,347	17,148	14,912
4/21	16,041	18,039	15,499
5/21	16,243	18,166	15,716
6/21	16,399	18,543	15,831
7/21	16,568	18,938	15,928
8/21	16,915	19,497	16,292
9/21	16,209	18,609	15,704
10/21	17,016	19,883	16,412
11/21	16,500	19,712	16,028
12/21	17,186	20,602	16,685
1/22	16,255	19,502	15,861
2/22	15,755	18,983	15,584
3/22	15,941	19,646	15,854
4/22	14,684	17,955	14,707
5/22	14,778	18,001	14,773
6/22	13,579	16,500	13,565
7/22	14,638	18,040	14,532
8/22	14,033	17,312	14,005
9/22	12,765	15,715	12,745
10/22	13,626	17,026	13,546
11/22	14,603	17,977	14,525
12/22	13,950	16,939	14,023
1/23	14,992	18,046	14,996
2/23	14,545	17,618	14,626
3/23	14,793	18,152	14,922
4/23	15,004	18,391	15,113
5/23	14,768	18,425	14,883
6/23	15,661	19,675	15,696
7/23	16,132	20,328	16,226
8/23	15,736	19,976	15,818
9/23	15,041	19,013	15,168
10/23	14,620	18,560	14,703
11/23	15,934	20,245	15,969
12/23	16,782	21,253	16,805
1/24	16,808	21,537	16,832
2/24	17,489	22,683	17,464
3/24	18,080	23,443	17,983
4/24	17,386	22,451	17,388
5/24	18,042	23,558	18,080
6/24	18,170	24,302	18,353
7/24	18,607	24,713	18,795
8/24	19,031	25,253	19,205
9/24	19,340	25,771	19,611
10/24	18,928	25,529	19,147
11/24	19,777	27,101	19,835
12/24	19,009	26,343	19,300
1/25	19,743	27,093	19,861
2/25	19,649	26,664	19,763
3/25	18,862	25,161	19,111
4/25	18,862	24,947	19,241
5/25	19,836	26,500	20,211
6/25	20,663	27,820	21,027
7/25	20,877	28,427	21,269
8/25	21,410	29,056	21,860
9/25	21,877	30,050	22,512
10/25	22,064	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	16.57%	12.24%	10.20%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 283,730,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$283,730 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.09%
International Equity Funds	30.89%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193004
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	R-3
Trading Symbol	PLJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $21,142	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,230	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,758	10,933	10,789
1/18	11,308	11,527	11,270
2/18	10,830	11,095	10,839
3/18	10,707	10,854	10,691
4/18	10,779	10,893	10,768
5/18	10,881	11,182	10,907
6/18	10,840	11,251	10,881
7/18	11,125	11,653	11,158
8/18	11,268	12,038	11,310
9/18	11,278	12,078	11,313
10/18	10,392	11,217	10,509
11/18	10,524	11,452	10,682
12/18	9,705	10,391	9,931
1/19	10,534	11,248	10,679
2/19	10,849	11,620	10,962
3/19	10,965	11,809	11,065
4/19	11,332	12,286	11,408
5/19	10,713	11,484	10,788
6/19	11,374	12,299	11,437
7/19	11,427	12,473	11,487
8/19	11,259	12,245	11,253
9/19	11,427	12,488	11,489
10/19	11,658	12,750	11,754
11/19	11,973	13,205	12,023
12/19	12,297	13,602	12,387
1/20	12,167	13,561	12,244
2/20	11,308	12,429	11,319
3/20	9,590	10,803	9,804
4/20	10,677	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,525	13,047	11,561
7/20	12,123	13,771	12,074
8/20	12,732	14,722	12,685
9/20	12,406	14,164	12,326
10/20	12,188	13,841	12,119
11/20	13,634	15,406	13,516
12/20	14,301	16,040	14,120
1/21	14,168	15,931	14,099
2/21	14,689	16,430	14,497
3/21	15,077	17,148	14,912
4/21	15,753	18,039	15,499
5/21	15,941	18,166	15,716
6/21	16,085	18,543	15,831
7/21	16,240	18,938	15,928
8/21	16,572	19,497	16,292
9/21	15,874	18,609	15,704
10/21	16,661	19,883	16,412
11/21	16,140	19,712	16,028
12/21	16,811	20,602	16,685
1/22	15,894	19,502	15,861
2/22	15,401	18,983	15,584
3/22	15,573	19,646	15,854
4/22	14,334	17,955	14,707
5/22	14,426	18,001	14,773
6/22	13,245	16,500	13,565
7/22	14,277	18,040	14,532
8/22	13,681	17,312	14,005
9/22	12,431	15,715	12,745
10/22	13,268	17,026	13,546
11/22	14,220	17,977	14,525
12/22	13,566	16,939	14,023
1/23	14,576	18,046	14,996
2/23	14,138	17,618	14,626
3/23	14,369	18,152	14,922
4/23	14,576	18,391	15,113
5/23	14,333	18,425	14,883
6/23	15,197	19,675	15,696
7/23	15,635	20,328	16,226
8/23	15,257	19,976	15,818
9/23	14,576	19,013	15,168
10/23	14,150	18,560	14,703
11/23	15,416	20,245	15,969
12/23	16,238	21,253	16,805
1/24	16,251	21,537	16,832
2/24	16,904	22,683	17,464
3/24	17,469	23,443	17,983
4/24	16,791	22,451	17,388
5/24	17,419	23,558	18,080
6/24	17,532	24,302	18,353
7/24	17,946	24,713	18,795
8/24	18,348	25,253	19,205
9/24	18,637	25,771	19,611
10/24	18,235	25,529	19,147
11/24	19,039	27,101	19,835
12/24	18,300	26,343	19,300
1/25	18,988	27,093	19,861
2/25	18,884	26,664	19,763
3/25	18,131	25,161	19,111
4/25	18,118	24,947	19,241
5/25	19,040	26,500	20,211
6/25	19,832	27,820	21,027
7/25	20,026	28,427	21,269
8/25	20,519	29,056	21,860
9/25	20,961	30,050	22,512
10/25	21,142	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-3 Shares	15.94%	11.65%	9.62%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 283,730,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$283,730 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.09%
International Equity Funds	30.89%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193006
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2065 Fund
Class Name	R-5
Trading Symbol	PLJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $21,683	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,240	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,768	10,933	10,789
1/18	11,329	11,527	11,270
2/18	10,850	11,095	10,839
3/18	10,728	10,854	10,691
4/18	10,799	10,893	10,768
5/18	10,911	11,182	10,907
6/18	10,870	11,251	10,881
7/18	11,155	11,653	11,158
8/18	11,308	12,038	11,310
9/18	11,329	12,078	11,313
10/18	10,432	11,217	10,509
11/18	10,575	11,452	10,682
12/18	9,757	10,391	9,931
1/19	10,578	11,248	10,679
2/19	10,905	11,620	10,962
3/19	11,020	11,809	11,065
4/19	11,399	12,286	11,408
5/19	10,778	11,484	10,788
6/19	11,452	12,299	11,437
7/19	11,505	12,473	11,487
8/19	11,336	12,245	11,253
9/19	11,505	12,488	11,489
10/19	11,747	12,750	11,754
11/19	12,062	13,205	12,023
12/19	12,399	13,602	12,387
1/20	12,268	13,561	12,244
2/20	11,394	12,429	11,319
3/20	9,668	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,351	12,793	11,273
6/20	11,635	13,047	11,561
7/20	12,246	13,771	12,074
8/20	12,858	14,722	12,685
9/20	12,531	14,164	12,326
10/20	12,312	13,841	12,119
11/20	13,776	15,406	13,516
12/20	14,452	16,040	14,120
1/21	14,318	15,931	14,099
2/21	14,855	16,430	14,497
3/21	15,246	17,148	14,912
4/21	15,939	18,039	15,499
5/21	16,129	18,166	15,716
6/21	16,286	18,543	15,831
7/21	16,442	18,938	15,928
8/21	16,789	19,497	16,292
9/21	16,084	18,609	15,704
10/21	16,878	19,883	16,412
11/21	16,364	19,712	16,028
12/21	17,043	20,602	16,685
1/22	16,116	19,502	15,861
2/22	15,617	18,983	15,584
3/22	15,803	19,646	15,854
4/22	14,551	17,955	14,707
5/22	14,643	18,001	14,773
6/22	13,449	16,500	13,565
7/22	14,504	18,040	14,532
8/22	13,901	17,312	14,005
9/22	12,637	15,715	12,745
10/22	13,484	17,026	13,546
11/22	14,458	17,977	14,525
12/22	13,804	16,939	14,023
1/23	14,828	18,046	14,996
2/23	14,384	17,618	14,626
3/23	14,630	18,152	14,922
4/23	14,840	18,391	15,113
5/23	14,593	18,425	14,883
6/23	15,481	19,675	15,696
7/23	15,938	20,328	16,226
8/23	15,543	19,976	15,818
9/23	14,852	19,013	15,168
10/23	14,433	18,560	14,703
11/23	15,728	20,245	15,969
12/23	16,576	21,253	16,805
1/24	16,589	21,537	16,832
2/24	17,265	22,683	17,464
3/24	17,839	23,443	17,983
4/24	17,150	22,451	17,388
5/24	17,788	23,558	18,080
6/24	17,916	24,302	18,353
7/24	18,337	24,713	18,795
8/24	18,758	25,253	19,205
9/24	19,051	25,771	19,611
10/24	18,643	25,529	19,147
11/24	19,473	27,101	19,835
12/24	18,720	26,343	19,300
1/25	19,434	27,093	19,861
2/25	19,341	26,664	19,763
3/25	18,561	25,161	19,111
4/25	18,561	24,947	19,241
5/25	19,513	26,500	20,211
6/25	20,320	27,820	21,027
7/25	20,519	28,427	21,269
8/25	21,048	29,056	21,860
9/25	21,498	30,050	22,512
10/25	21,683	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-5 Shares	16.31%	11.98%	9.96%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 283,730,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$283,730 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 48.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.09%
International Equity Funds	30.89%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241180
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	Class J
Trading Symbol	PLTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,170	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,340	10,481	10,342
5/23	10,200	10,500	10,185
6/23	10,840	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,880	11,385	10,825
9/23	10,400	10,836	10,380
10/23	10,090	10,578	10,061
11/23	11,000	11,538	10,928
12/23	11,601	12,112	11,500
1/24	11,611	12,274	11,519
2/24	12,078	12,927	11,951
3/24	12,484	13,361	12,306
4/24	12,007	12,795	11,899
5/24	12,453	13,426	12,373
6/24	12,534	13,850	12,560
7/24	12,839	14,084	12,862
8/24	13,133	14,392	13,143
9/24	13,336	14,687	13,420
10/24	13,052	14,549	13,103
11/24	13,631	15,445	13,574
12/24	13,107	15,013	13,207
1/25	13,596	15,440	13,591
2/25	13,534	15,196	13,524
3/25	12,992	14,339	13,078
4/25	12,992	14,218	13,167
5/25	13,659	15,102	13,831
6/25	14,222	15,855	14,389
7/25	14,367	16,201	14,555
8/25	14,732	16,559	14,959
9/25	15,045	17,126	15,406
10/25	15,170	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	16.22%	16.90%
Class J Shares Including Sales Charge	15.22%	16.90%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 92,259,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$92,259 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.17%
International Equity Funds	30.76%
Fixed Income Funds	3.09%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241176
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	Institutional
Trading Symbol	PLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,180	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,180	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,790	11,213	10,741
7/23	11,110	11,585	11,104
8/23	10,840	11,385	10,825
9/23	10,360	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,038	12,927	11,951
3/24	12,434	13,361	12,306
4/24	11,967	12,795	11,899
5/24	12,413	13,426	12,373
6/24	12,505	13,850	12,560
7/24	12,799	14,084	12,862
8/24	13,093	14,392	13,143
9/24	13,307	14,687	13,420
10/24	13,022	14,549	13,103
11/24	13,601	15,445	13,574
12/24	13,081	15,013	13,207
1/25	13,582	15,440	13,591
2/25	13,520	15,196	13,524
3/25	12,977	14,339	13,078
4/25	12,977	14,218	13,167
5/25	13,645	15,102	13,831
6/25	14,219	15,855	14,389
7/25	14,365	16,201	14,555
8/25	14,731	16,559	14,959
9/25	15,044	17,126	15,406
10/25	15,180	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	16.57%	16.93%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 92,259,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$92,259 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.17%
International Equity Funds	30.76%
Fixed Income Funds	3.09%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241179
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	R-3
Trading Symbol	PLTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $14,954	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,140	10,500	10,185
6/23	10,770	11,213	10,741
7/23	11,090	11,585	11,104
8/23	10,810	11,385	10,825
9/23	10,330	10,836	10,380
10/23	10,020	10,578	10,061
11/23	10,910	11,538	10,928
12/23	11,501	12,112	11,500
1/24	11,501	12,274	11,519
2/24	11,968	12,927	11,951
3/24	12,363	13,361	12,306
4/24	11,886	12,795	11,899
5/24	12,323	13,426	12,373
6/24	12,404	13,850	12,560
7/24	12,698	14,084	12,862
8/24	12,983	14,392	13,143
9/24	13,186	14,687	13,420
10/24	12,901	14,549	13,103
11/24	13,470	15,445	13,574
12/24	12,944	15,013	13,207
1/25	13,433	15,440	13,591
2/25	13,360	15,196	13,524
3/25	12,829	14,339	13,078
4/25	12,819	14,218	13,167
5/25	13,475	15,102	13,831
6/25	14,027	15,855	14,389
7/25	14,162	16,201	14,555
8/25	14,516	16,559	14,959
9/25	14,829	17,126	15,406
10/25	14,954	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-3 Shares	15.91%	16.27%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 92,259,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$92,259 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.17%
International Equity Funds	30.76%
Fixed Income Funds	3.09%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241178
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2070 Fund
Class Name	R-5
Trading Symbol	PLTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $15,082	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,170	10,345	10,211
4/23	10,330	10,481	10,342
5/23	10,150	10,500	10,185
6/23	10,780	11,213	10,741
7/23	11,100	11,585	11,104
8/23	10,830	11,385	10,825
9/23	10,350	10,836	10,380
10/23	10,040	10,578	10,061
11/23	10,940	11,538	10,928
12/23	11,531	12,112	11,500
1/24	11,541	12,274	11,519
2/24	12,008	12,927	11,951
3/24	12,404	13,361	12,306
4/24	11,927	12,795	11,899
5/24	12,373	13,426	12,373
6/24	12,464	13,850	12,560
7/24	12,759	14,084	12,862
8/24	13,053	14,392	13,143
9/24	13,256	14,687	13,420
10/24	12,972	14,549	13,103
11/24	13,551	15,445	13,574
12/24	13,027	15,013	13,207
1/25	13,517	15,440	13,591
2/25	13,455	15,196	13,524
3/25	12,912	14,339	13,078
4/25	12,912	14,218	13,167
5/25	13,580	15,102	13,831
6/25	14,143	15,855	14,389
7/25	14,279	16,201	14,555
8/25	14,644	16,559	14,959
9/25	14,956	17,126	15,406
10/25	15,082	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-5 Shares	16.26%	16.65%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 92,259,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	47.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$92,259 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 47.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.17%
International Equity Funds	30.76%
Fixed Income Funds	3.09%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199318
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Class J
Trading Symbol	PHJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $17,385	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,991
12/15	9,848	9,941	9,859
1/16	9,640	10,078	9,649
2/16	9,638	10,150	9,656
3/16	10,017	10,243	10,046
4/16	10,097	10,282	10,110
5/16	10,147	10,285	10,165
6/16	10,217	10,469	10,243
7/16	10,441	10,536	10,454
8/16	10,449	10,524	10,466
9/16	10,478	10,517	10,493
10/16	10,342	10,437	10,352
11/16	10,350	10,190	10,379
12/16	10,450	10,205	10,505
1/17	10,605	10,225	10,629
2/17	10,760	10,293	10,797
3/17	10,800	10,288	10,844
4/17	10,902	10,367	10,950
5/17	11,015	10,447	11,062
6/17	11,044	10,437	11,094
7/17	11,199	10,481	11,231
8/17	11,259	10,575	11,266
9/17	11,362	10,525	11,377
10/17	11,464	10,531	11,487
11/17	11,566	10,518	11,611
12/17	11,652	10,566	11,702
1/18	11,874	10,444	11,911
2/18	11,572	10,345	11,646
3/18	11,540	10,412	11,597
4/18	11,551	10,334	11,616
5/18	11,647	10,408	11,714
6/18	11,604	10,395	11,710
7/18	11,775	10,398	11,863
8/18	11,871	10,464	11,979
9/18	11,839	10,397	11,956
10/18	11,369	10,315	11,504
11/18	11,433	10,377	11,621
12/18	11,098	10,567	11,273
1/19	11,568	10,679	11,749
2/19	11,710	10,673	11,908
3/19	11,863	10,878	12,050
4/19	12,048	10,881	12,242
5/19	11,819	11,074	11,988
6/19	12,201	11,213	12,386
7/19	12,223	11,238	12,433
8/19	12,245	11,529	12,444
9/19	12,321	11,468	12,539
10/19	12,442	11,502	12,686
11/19	12,573	11,496	12,829
12/19	12,764	11,488	13,009
1/20	12,820	11,709	13,047
2/20	12,528	11,920	12,662
3/20	11,684	11,850	11,817
4/20	12,337	12,061	12,491
5/20	12,652	12,117	12,782
6/20	12,831	12,193	12,971
7/20	13,225	12,375	13,339
8/20	13,506	12,275	13,611
9/20	13,338	12,269	13,434
10/20	13,214	12,214	13,303
11/20	13,900	12,334	14,048
12/20	14,228	12,351	14,346
1/21	14,192	12,262	14,305
2/21	14,275	12,085	14,389
3/21	14,428	11,934	14,510
4/21	14,746	12,028	14,829
5/21	14,840	12,068	14,946
6/21	14,935	12,152	15,057
7/21	15,064	12,288	15,187
8/21	15,205	12,265	15,339
9/21	14,876	12,159	15,036
10/21	15,205	12,155	15,356
11/21	15,064	12,191	15,214
12/21	15,354	12,160	15,495
1/22	14,868	11,898	14,999
2/22	14,644	11,765	14,823
3/22	14,582	11,439	14,785
4/22	13,884	11,005	14,083
5/22	13,922	11,075	14,128
6/22	13,287	10,902	13,510
7/22	13,884	11,168	14,084
8/22	13,486	10,853	13,723
9/22	12,702	10,384	12,939
10/22	13,000	10,249	13,274
11/22	13,548	10,626	13,845
12/22	13,243	10,578	13,610
1/23	13,819	10,904	14,175
2/23	13,531	10,622	13,917
3/23	13,792	10,891	14,192
4/23	13,897	10,957	14,307
5/23	13,766	10,838	14,166
6/23	14,054	10,799	14,464
7/23	14,237	10,792	14,671
8/23	14,067	10,723	14,479
9/23	13,675	10,451	14,079
10/23	13,426	10,286	13,813
11/23	14,146	10,751	14,593
12/23	14,693	11,163	15,159
1/24	14,706	11,132	15,176
2/24	14,868	10,975	15,313
3/24	15,153	11,076	15,570
4/24	14,787	10,797	15,204
5/24	15,166	10,980	15,581
6/24	15,288	11,084	15,755
7/24	15,599	11,342	16,074
8/24	15,829	11,505	16,329
9/24	16,059	11,660	16,584
10/24	15,748	11,370	16,246
11/24	16,073	11,491	16,547
12/24	15,777	11,303	16,259
1/25	16,014	11,362	16,507
2/25	16,168	11,612	16,662
3/25	15,916	11,617	16,474
4/25	15,930	11,663	16,557
5/25	16,224	11,579	16,839
6/25	16,602	11,757	17,240
7/25	16,658	11,726	17,306
8/25	16,951	11,866	17,614
9/25	17,245	11,996	17,915
10/25	17,385	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	10.40%	5.64%	5.69%
Class J Shares Including Sales Charge	9.40%	5.64%	5.69%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 472,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$472,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.60%
Domestic Equity Funds	24.91%
International Equity Funds	11.08%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime Hybrid 2015 Fund by the Principal LifeTime Hybrid Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000145311
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Institutional
Trading Symbol	PHTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $17,728	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,990	9,974	9,991
12/15	9,852	9,941	9,859
1/16	9,646	10,078	9,649
2/16	9,646	10,150	9,656
3/16	10,027	10,243	10,046
4/16	10,109	10,282	10,110
5/16	10,161	10,285	10,165
6/16	10,233	10,469	10,243
7/16	10,460	10,536	10,454
8/16	10,470	10,524	10,466
9/16	10,501	10,517	10,493
10/16	10,367	10,437	10,352
11/16	10,377	10,190	10,379
12/16	10,479	10,205	10,505
1/17	10,637	10,225	10,629
2/17	10,795	10,293	10,797
3/17	10,837	10,288	10,844
4/17	10,942	10,367	10,950
5/17	11,057	10,447	11,062
6/17	11,089	10,437	11,094
7/17	11,246	10,481	11,231
8/17	11,310	10,575	11,266
9/17	11,415	10,525	11,377
10/17	11,520	10,531	11,487
11/17	11,625	10,518	11,611
12/17	11,713	10,566	11,702
1/18	11,939	10,444	11,911
2/18	11,638	10,345	11,646
3/18	11,606	10,412	11,597
4/18	11,617	10,334	11,616
5/18	11,713	10,408	11,714
6/18	11,681	10,395	11,710
7/18	11,842	10,398	11,863
8/18	11,950	10,464	11,979
9/18	11,918	10,397	11,956
10/18	11,455	10,315	11,504
11/18	11,520	10,377	11,621
12/18	11,184	10,567	11,273
1/19	11,646	10,679	11,749
2/19	11,800	10,673	11,908
3/19	11,954	10,878	12,050
4/19	12,152	10,881	12,242
5/19	11,910	11,074	11,988
6/19	12,306	11,213	12,386
7/19	12,339	11,238	12,433
8/19	12,361	11,529	12,444
9/19	12,438	11,468	12,539
10/19	12,559	11,502	12,686
11/19	12,691	11,496	12,829
12/19	12,882	11,488	13,009
1/20	12,939	11,709	13,047
2/20	12,655	11,920	12,662
3/20	11,816	11,850	11,817
4/20	12,462	12,061	12,491
5/20	12,791	12,117	12,782
6/20	12,973	12,193	12,971
7/20	13,370	12,375	13,339
8/20	13,664	12,275	13,611
9/20	13,494	12,269	13,434
10/20	13,381	12,214	13,303
11/20	14,073	12,334	14,048
12/20	14,405	12,351	14,346
1/21	14,370	12,262	14,305
2/21	14,453	12,085	14,389
3/21	14,607	11,934	14,510
4/21	14,929	12,028	14,829
5/21	15,036	12,068	14,946
6/21	15,131	12,152	15,057
7/21	15,262	12,288	15,187
8/21	15,416	12,265	15,339
9/21	15,083	12,159	15,036
10/21	15,416	12,155	15,356
11/21	15,274	12,191	15,214
12/21	15,571	12,160	15,495
1/22	15,080	11,898	14,999
2/22	14,866	11,765	14,823
3/22	14,803	11,439	14,785
4/22	14,086	11,005	14,083
5/22	14,136	11,075	14,128
6/22	13,482	10,902	13,510
7/22	14,098	11,168	14,084
8/22	13,696	10,853	13,723
9/22	12,903	10,384	12,939
10/22	13,205	10,249	13,274
11/22	13,759	10,626	13,845
12/22	13,453	10,578	13,610
1/23	14,048	10,904	14,175
2/23	13,744	10,622	13,917
3/23	14,022	10,891	14,192
4/23	14,128	10,957	14,307
5/23	13,982	10,838	14,166
6/23	14,287	10,799	14,464
7/23	14,485	10,792	14,671
8/23	14,300	10,723	14,479
9/23	13,903	10,451	14,079
10/23	13,664	10,286	13,813
11/23	14,393	10,751	14,593
12/23	14,945	11,163	15,159
1/24	14,959	11,132	15,176
2/24	15,137	10,975	15,313
3/24	15,424	11,076	15,570
4/24	15,041	10,797	15,204
5/24	15,438	10,980	15,581
6/24	15,561	11,084	15,755
7/24	15,877	11,342	16,074
8/24	16,123	11,505	16,329
9/24	16,342	11,660	16,584
10/24	16,041	11,370	16,246
11/24	16,370	11,491	16,547
12/24	16,056	11,303	16,259
1/25	16,311	11,362	16,507
2/25	16,467	11,612	16,662
3/25	16,212	11,617	16,474
4/25	16,240	11,663	16,557
5/25	16,538	11,579	16,839
6/25	16,920	11,757	17,240
7/25	16,977	11,726	17,306
8/25	17,289	11,866	17,614
9/25	17,572	11,996	17,915
10/25	17,728	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.52%	5.79%	5.89%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 472,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$472,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.60%
Domestic Equity Funds	24.91%
International Equity Funds	11.08%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime Hybrid 2015 Fund by the Principal LifeTime Hybrid Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000159887
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	R-6
Trading Symbol	PLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $17,792	Bloomberg US Aggregate Index $12,071	S&P Target Date 2015 Index $18,094
10/15	10,000	10,000	10,000
11/15	9,990	9,974	9,991
12/15	9,852	9,941	9,859
1/16	9,646	10,078	9,649
2/16	9,656	10,150	9,656
3/16	10,037	10,243	10,046
4/16	10,109	10,282	10,110
5/16	10,161	10,285	10,165
6/16	10,233	10,469	10,243
7/16	10,460	10,536	10,454
8/16	10,480	10,524	10,466
9/16	10,511	10,517	10,493
10/16	10,367	10,437	10,352
11/16	10,387	10,190	10,379
12/16	10,490	10,205	10,505
1/17	10,647	10,225	10,629
2/17	10,805	10,293	10,797
3/17	10,847	10,288	10,844
4/17	10,962	10,367	10,950
5/17	11,068	10,447	11,062
6/17	11,099	10,437	11,094
7/17	11,257	10,481	11,231
8/17	11,320	10,575	11,266
9/17	11,435	10,525	11,377
10/17	11,541	10,531	11,487
11/17	11,646	10,518	11,611
12/17	11,734	10,566	11,702
1/18	11,960	10,444	11,911
2/18	11,659	10,345	11,646
3/18	11,627	10,412	11,597
4/18	11,637	10,334	11,616
5/18	11,734	10,408	11,714
6/18	11,691	10,395	11,710
7/18	11,863	10,398	11,863
8/18	11,971	10,464	11,979
9/18	11,939	10,397	11,956
10/18	11,465	10,315	11,504
11/18	11,541	10,377	11,621
12/18	11,206	10,567	11,273
1/19	11,668	10,679	11,749
2/19	11,811	10,673	11,908
3/19	11,976	10,878	12,050
4/19	12,174	10,881	12,242
5/19	11,932	11,074	11,988
6/19	12,328	11,213	12,386
7/19	12,361	11,238	12,433
8/19	12,383	11,529	12,444
9/19	12,460	11,468	12,539
10/19	12,581	11,502	12,686
11/19	12,713	11,496	12,829
12/19	12,906	11,488	13,009
1/20	12,974	11,709	13,047
2/20	12,679	11,920	12,662
3/20	11,840	11,850	11,817
4/20	12,487	12,061	12,491
5/20	12,816	12,117	12,782
6/20	12,997	12,193	12,971
7/20	13,405	12,375	13,339
8/20	13,689	12,275	13,611
9/20	13,530	12,269	13,434
10/20	13,405	12,214	13,303
11/20	14,097	12,334	14,048
12/20	14,433	12,351	14,346
1/21	14,398	12,262	14,305
2/21	14,481	12,085	14,389
3/21	14,647	11,934	14,510
4/21	14,969	12,028	14,829
5/21	15,076	12,068	14,946
6/21	15,171	12,152	15,057
7/21	15,302	12,288	15,187
8/21	15,457	12,265	15,339
9/21	15,123	12,159	15,036
10/21	15,445	12,155	15,356
11/21	15,314	12,191	15,214
12/21	15,617	12,160	15,495
1/22	15,113	11,898	14,999
2/22	14,899	11,765	14,823
3/22	14,836	11,439	14,785
4/22	14,118	11,005	14,083
5/22	14,168	11,075	14,128
6/22	13,513	10,902	13,510
7/22	14,131	11,168	14,084
8/22	13,728	10,853	13,723
9/22	12,934	10,384	12,939
10/22	13,236	10,249	13,274
11/22	13,803	10,626	13,845
12/22	13,489	10,578	13,610
1/23	14,085	10,904	14,175
2/23	13,780	10,622	13,917
3/23	14,058	10,891	14,192
4/23	14,164	10,957	14,307
5/23	14,032	10,838	14,166
6/23	14,337	10,799	14,464
7/23	14,522	10,792	14,671
8/23	14,350	10,723	14,479
9/23	13,939	10,451	14,079
10/23	13,701	10,286	13,813
11/23	14,443	10,751	14,593
12/23	14,987	11,163	15,159
1/24	15,014	11,132	15,176
2/24	15,179	10,975	15,313
3/24	15,467	11,076	15,570
4/24	15,096	10,797	15,204
5/24	15,480	10,980	15,581
6/24	15,617	11,084	15,755
7/24	15,933	11,342	16,074
8/24	16,166	11,505	16,329
9/24	16,399	11,660	16,584
10/24	16,084	11,370	16,246
11/24	16,426	11,491	16,547
12/24	16,117	11,303	16,259
1/25	16,373	11,362	16,507
2/25	16,515	11,612	16,662
3/25	16,274	11,617	16,474
4/25	16,288	11,663	16,557
5/25	16,586	11,579	16,839
6/25	16,983	11,757	17,240
7/25	17,040	11,726	17,306
8/25	17,338	11,866	17,614
9/25	17,636	11,996	17,915
10/25	17,792	12,071	18,094

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	10.62%	5.82%	5.93%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2015 Index	11.37%	6.34%	6.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 472,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$472,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.60%
Domestic Equity Funds	24.91%
International Equity Funds	11.08%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated. On September 10, 2025, the Fund's Board of Directors approved the acquisition of the assets of Principal LifeTime Hybrid 2015 Fund by the Principal LifeTime Hybrid Income Fund. The proposed merger is expected to occur on or about June 12, 2026.

Material Fund Change Strategies [Text Block]	Effective October 2, 2025, the Fund's Principal Investment Strategies and Risks related to equity securities were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000199319
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Class J
Trading Symbol	PHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $18,648	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,995
12/15	9,832	9,941	9,846
1/16	9,564	10,078	9,585
2/16	9,552	10,150	9,579
3/16	10,000	10,243	10,020
4/16	10,070	10,282	10,089
5/16	10,139	10,285	10,153
6/16	10,199	10,469	10,219
7/16	10,452	10,536	10,459
8/16	10,470	10,524	10,474
9/16	10,499	10,517	10,504
10/16	10,323	10,437	10,348
11/16	10,372	10,190	10,411
12/16	10,497	10,205	10,557
1/17	10,661	10,225	10,699
2/17	10,837	10,293	10,888
3/17	10,886	10,288	10,945
4/17	11,009	10,367	11,059
5/17	11,121	10,447	11,184
6/17	11,161	10,437	11,224
7/17	11,346	10,481	11,374
8/17	11,395	10,575	11,405
9/17	11,539	10,525	11,539
10/17	11,661	10,531	11,665
11/17	11,784	10,518	11,810
12/17	11,886	10,566	11,908
1/18	12,182	10,444	12,161
2/18	11,828	10,345	11,863
3/18	11,753	10,412	11,799
4/18	11,774	10,334	11,825
5/18	11,881	10,408	11,936
6/18	11,838	10,395	11,927
7/18	12,041	10,398	12,102
8/18	12,169	10,464	12,224
9/18	12,137	10,397	12,205
10/18	11,561	10,315	11,694
11/18	11,646	10,377	11,821
12/18	11,197	10,567	11,413
1/19	11,747	10,679	11,941
2/19	11,912	10,673	12,121
3/19	12,078	10,878	12,263
4/19	12,309	10,881	12,480
5/19	11,989	11,074	12,172
6/19	12,441	11,213	12,616
7/19	12,474	11,238	12,665
8/19	12,452	11,529	12,648
9/19	12,551	11,468	12,764
10/19	12,705	11,502	12,930
11/19	12,870	11,496	13,093
12/19	13,108	11,488	13,299
1/20	13,130	11,709	13,317
2/20	12,733	11,920	12,856
3/20	11,747	11,850	11,896
4/20	12,484	12,061	12,638
5/20	12,835	12,117	12,963
6/20	13,040	12,193	13,162
7/20	13,493	12,375	13,548
8/20	13,856	12,275	13,850
9/20	13,663	12,269	13,654
10/20	13,516	12,214	13,516
11/20	14,343	12,334	14,335
12/20	14,732	12,351	14,661
1/21	14,696	12,262	14,616
2/21	14,839	12,085	14,730
3/21	15,052	11,934	14,875
4/21	15,432	12,028	15,218
5/21	15,551	12,068	15,341
6/21	15,646	12,152	15,455
7/21	15,788	12,288	15,580
8/21	15,978	12,265	15,760
9/21	15,575	12,159	15,418
10/21	15,990	12,155	15,787
11/21	15,824	12,191	15,612
12/21	16,180	12,160	15,945
1/22	15,614	11,898	15,392
2/22	15,374	11,765	15,201
3/22	15,337	11,439	15,193
4/22	14,532	11,005	14,419
5/22	14,582	11,075	14,470
6/22	13,840	10,902	13,776
7/22	14,532	11,168	14,401
8/22	14,091	10,853	14,003
9/22	13,198	10,384	13,144
10/22	13,588	10,249	13,510
11/22	14,204	10,626	14,160
12/22	13,845	10,578	13,902
1/23	14,490	10,904	14,537
2/23	14,167	10,622	14,241
3/23	14,463	10,891	14,532
4/23	14,571	10,957	14,661
5/23	14,423	10,838	14,497
6/23	14,800	10,799	14,858
7/23	15,029	10,792	15,103
8/23	14,813	10,723	14,886
9/23	14,356	10,451	14,452
10/23	14,073	10,286	14,158
11/23	14,894	10,751	15,007
12/23	15,500	11,163	15,614
1/24	15,513	11,132	15,633
2/24	15,764	10,975	15,824
3/24	16,084	11,076	16,115
4/24	15,667	10,797	15,716
5/24	16,112	10,980	16,132
6/24	16,251	11,084	16,320
7/24	16,585	11,342	16,658
8/24	16,835	11,505	16,932
9/24	17,086	11,660	17,206
10/24	16,752	11,370	16,849
11/24	17,141	11,491	17,197
12/24	16,780	11,303	16,878
1/25	17,082	11,362	17,162
2/25	17,211	11,612	17,295
3/25	16,895	11,617	17,056
4/25	16,895	11,663	17,145
5/25	17,269	11,579	17,499
6/25	17,729	11,757	17,937
7/25	17,786	11,726	18,016
8/25	18,131	11,866	18,346
9/25	18,476	11,996	18,675
10/25	18,648	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	11.32%	6.65%	6.43%
Class J Shares Including Sales Charge	10.32%	6.65%	6.43%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 606,144,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$606,144 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.78%
Domestic Equity Funds	28.80%
International Equity Funds	13.02%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145314
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Institutional
Trading Symbol	PHTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $18,978	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,990	9,974	9,995
12/15	9,836	9,941	9,846
1/16	9,570	10,078	9,585
2/16	9,560	10,150	9,579
3/16	10,010	10,243	10,020
4/16	10,082	10,282	10,089
5/16	10,154	10,285	10,153
6/16	10,215	10,469	10,219
7/16	10,471	10,536	10,459
8/16	10,491	10,524	10,474
9/16	10,522	10,517	10,504
10/16	10,348	10,437	10,348
11/16	10,399	10,190	10,411
12/16	10,526	10,205	10,557
1/17	10,694	10,225	10,699
2/17	10,871	10,293	10,888
3/17	10,924	10,288	10,945
4/17	11,049	10,367	11,059
5/17	11,164	10,447	11,184
6/17	11,206	10,437	11,224
7/17	11,394	10,481	11,374
8/17	11,446	10,575	11,405
9/17	11,593	10,525	11,539
10/17	11,718	10,531	11,665
11/17	11,844	10,518	11,810
12/17	11,949	10,566	11,908
1/18	12,249	10,444	12,161
2/18	11,895	10,345	11,863
3/18	11,831	10,412	11,799
4/18	11,852	10,334	11,825
5/18	11,970	10,408	11,936
6/18	11,927	10,395	11,927
7/18	12,131	10,398	12,102
8/18	12,260	10,464	12,224
9/18	12,227	10,397	12,205
10/18	11,659	10,315	11,694
11/18	11,734	10,377	11,821
12/18	11,299	10,567	11,413
1/19	11,841	10,679	11,941
2/19	12,019	10,673	12,121
3/19	12,185	10,878	12,263
4/19	12,417	10,881	12,480
5/19	12,096	11,074	12,172
6/19	12,561	11,213	12,616
7/19	12,595	11,238	12,665
8/19	12,573	11,529	12,648
9/19	12,683	11,468	12,764
10/19	12,838	11,502	12,930
11/19	13,005	11,496	13,093
12/19	13,239	11,488	13,299
1/20	13,273	11,709	13,317
2/20	12,873	11,920	12,856
3/20	11,868	11,850	11,896
4/20	12,622	12,061	12,638
5/20	12,976	12,117	12,963
6/20	13,193	12,193	13,162
7/20	13,650	12,375	13,548
8/20	14,016	12,275	13,850
9/20	13,821	12,269	13,654
10/20	13,673	12,214	13,516
11/20	14,507	12,334	14,335
12/20	14,909	12,351	14,661
1/21	14,874	12,262	14,616
2/21	15,017	12,085	14,730
3/21	15,233	11,934	14,875
4/21	15,627	12,028	15,218
5/21	15,747	12,068	15,341
6/21	15,855	12,152	15,455
7/21	15,998	12,288	15,580
8/21	16,190	12,265	15,760
9/21	15,783	12,159	15,418
10/21	16,202	12,155	15,787
11/21	16,034	12,191	15,612
12/21	16,394	12,160	15,945
1/22	15,836	11,898	15,392
2/22	15,582	11,765	15,201
3/22	15,544	11,439	15,193
4/22	14,732	11,005	14,419
5/22	14,783	11,075	14,470
6/22	14,034	10,902	13,776
7/22	14,732	11,168	14,401
8/22	14,288	10,853	14,003
9/22	13,400	10,384	13,144
10/22	13,780	10,249	13,510
11/22	14,415	10,626	14,160
12/22	14,042	10,578	13,902
1/23	14,708	10,904	14,537
2/23	14,382	10,622	14,241
3/23	14,680	10,891	14,532
4/23	14,789	10,957	14,661
5/23	14,640	10,838	14,497
6/23	15,020	10,799	14,858
7/23	15,251	10,792	15,103
8/23	15,047	10,723	14,886
9/23	14,585	10,451	14,452
10/23	14,300	10,286	14,158
11/23	15,128	10,751	15,007
12/23	15,738	11,163	15,614
1/24	15,766	11,132	15,633
2/24	16,005	10,975	15,824
3/24	16,342	11,076	16,115
4/24	15,920	10,797	15,716
5/24	16,370	10,980	16,132
6/24	16,511	11,084	16,320
7/24	16,848	11,342	16,658
8/24	17,115	11,505	16,932
9/24	17,368	11,660	17,206
10/24	17,031	11,370	16,849
11/24	17,424	11,491	17,197
12/24	17,076	11,303	16,878
1/25	17,366	11,362	17,162
2/25	17,497	11,612	17,295
3/25	17,177	11,617	17,056
4/25	17,192	11,663	17,145
5/25	17,569	11,579	17,499
6/25	18,034	11,757	17,937
7/25	18,107	11,726	18,016
8/25	18,455	11,866	18,346
9/25	18,804	11,996	18,675
10/25	18,978	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	11.43%	6.78%	6.62%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 606,144,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$606,144 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.78%
Domestic Equity Funds	28.80%
International Equity Funds	13.02%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159888
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	R-6
Trading Symbol	PLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $19,045	Bloomberg US Aggregate Index $12,071	S&P Target Date 2020 Index $18,872
10/15	10,000	10,000	10,000
11/15	9,990	9,974	9,995
12/15	9,846	9,941	9,846
1/16	9,580	10,078	9,585
2/16	9,570	10,150	9,579
3/16	10,020	10,243	10,020
4/16	10,092	10,282	10,089
5/16	10,154	10,285	10,153
6/16	10,215	10,469	10,219
7/16	10,481	10,536	10,459
8/16	10,492	10,524	10,474
9/16	10,533	10,517	10,504
10/16	10,358	10,437	10,348
11/16	10,410	10,190	10,411
12/16	10,537	10,205	10,557
1/17	10,705	10,225	10,699
2/17	10,893	10,293	10,888
3/17	10,935	10,288	10,945
4/17	11,060	10,367	11,059
5/17	11,186	10,447	11,184
6/17	11,228	10,437	11,224
7/17	11,406	10,481	11,374
8/17	11,468	10,575	11,405
9/17	11,615	10,525	11,539
10/17	11,740	10,531	11,665
11/17	11,866	10,518	11,810
12/17	11,963	10,566	11,908
1/18	12,264	10,444	12,161
2/18	11,910	10,345	11,863
3/18	11,856	10,412	11,799
4/18	11,878	10,334	11,825
5/18	11,985	10,408	11,936
6/18	11,942	10,395	11,927
7/18	12,156	10,398	12,102
8/18	12,285	10,464	12,224
9/18	12,253	10,397	12,205
10/18	11,674	10,315	11,694
11/18	11,759	10,377	11,821
12/18	11,317	10,567	11,413
1/19	11,861	10,679	11,941
2/19	12,039	10,673	12,121
3/19	12,205	10,878	12,263
4/19	12,438	10,881	12,480
5/19	12,116	11,074	12,172
6/19	12,582	11,213	12,616
7/19	12,616	11,238	12,665
8/19	12,593	11,529	12,648
9/19	12,704	11,468	12,764
10/19	12,860	11,502	12,930
11/19	13,026	11,496	13,093
12/19	13,265	11,488	13,299
1/20	13,299	11,709	13,317
2/20	12,898	11,920	12,856
3/20	11,891	11,850	11,896
4/20	12,647	12,061	12,638
5/20	13,001	12,117	12,963
6/20	13,219	12,193	13,162
7/20	13,677	12,375	13,548
8/20	14,054	12,275	13,850
9/20	13,848	12,269	13,654
10/20	13,699	12,214	13,516
11/20	14,546	12,334	14,335
12/20	14,944	12,351	14,661
1/21	14,908	12,262	14,616
2/21	15,051	12,085	14,730
3/21	15,279	11,934	14,875
4/21	15,663	12,028	15,218
5/21	15,783	12,068	15,341
6/21	15,891	12,152	15,455
7/21	16,035	12,288	15,580
8/21	16,227	12,265	15,760
9/21	15,819	12,159	15,418
10/21	16,239	12,155	15,787
11/21	16,083	12,191	15,612
12/21	16,438	12,160	15,945
1/22	15,878	11,898	15,392
2/22	15,623	11,765	15,201
3/22	15,598	11,439	15,193
4/22	14,771	11,005	14,419
5/22	14,822	11,075	14,470
6/22	14,071	10,902	13,776
7/22	14,784	11,168	14,401
8/22	14,326	10,853	14,003
9/22	13,435	10,384	13,144
10/22	13,817	10,249	13,510
11/22	14,453	10,626	14,160
12/22	14,084	10,578	13,902
1/23	14,751	10,904	14,537
2/23	14,424	10,622	14,241
3/23	14,724	10,891	14,532
4/23	14,833	10,957	14,661
5/23	14,683	10,838	14,497
6/23	15,078	10,799	14,858
7/23	15,310	10,792	15,103
8/23	15,092	10,723	14,886
9/23	14,629	10,451	14,452
10/23	14,343	10,286	14,158
11/23	15,173	10,751	15,007
12/23	15,803	11,163	15,614
1/24	15,817	11,132	15,633
2/24	16,057	10,975	15,824
3/24	16,409	11,076	16,115
4/24	15,972	10,797	15,716
5/24	16,423	10,980	16,132
6/24	16,564	11,084	16,320
7/24	16,917	11,342	16,658
8/24	17,171	11,505	16,932
9/24	17,424	11,660	17,206
10/24	17,086	11,370	16,849
11/24	17,495	11,491	17,197
12/24	17,137	11,303	16,878
1/25	17,428	11,362	17,162
2/25	17,574	11,612	17,295
3/25	17,239	11,617	17,056
4/25	17,253	11,663	17,145
5/25	17,632	11,579	17,499
6/25	18,098	11,757	17,937
7/25	18,171	11,726	18,016
8/25	18,521	11,866	18,346
9/25	18,871	11,996	18,675
10/25	19,045	12,071	18,872

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	11.47%	6.81%	6.65%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2020 Index	12.01%	6.90%	6.56%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 606,144,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$606,144 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.78%
Domestic Equity Funds	28.80%
International Equity Funds	13.02%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Class J
Trading Symbol	PHJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $19,951	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,978	9,974	9,999
12/15	9,818	9,941	9,835
1/16	9,499	10,078	9,528
2/16	9,487	10,150	9,511
3/16	9,975	10,243	9,995
4/16	10,044	10,282	10,070
5/16	10,124	10,285	10,142
6/16	10,173	10,469	10,195
7/16	10,456	10,536	10,462
8/16	10,474	10,524	10,481
9/16	10,503	10,517	10,512
10/16	10,307	10,437	10,344
11/16	10,397	10,190	10,441
12/16	10,529	10,205	10,603
1/17	10,714	10,225	10,762
2/17	10,909	10,293	10,970
3/17	10,958	10,288	11,036
4/17	11,101	10,367	11,157
5/17	11,223	10,447	11,294
6/17	11,273	10,437	11,344
7/17	11,478	10,481	11,520
8/17	11,537	10,575	11,544
9/17	11,701	10,525	11,710
10/17	11,843	10,531	11,860
11/17	11,996	10,518	12,035
12/17	12,103	10,566	12,146
1/18	12,461	10,444	12,470
2/18	12,056	10,345	12,122
3/18	11,982	10,412	12,033
4/18	12,014	10,334	12,074
5/18	12,130	10,408	12,195
6/18	12,088	10,395	12,182
7/18	12,321	10,398	12,391
8/18	12,458	10,464	12,527
9/18	12,426	10,397	12,513
10/18	11,749	10,315	11,904
11/18	11,844	10,377	12,050
12/18	11,290	10,567	11,536
1/19	11,913	10,679	12,147
2/19	12,121	10,673	12,363
3/19	12,274	10,878	12,502
4/19	12,548	10,881	12,761
5/19	12,143	11,074	12,359
6/19	12,668	11,213	12,875
7/19	12,701	11,238	12,927
8/19	12,646	11,529	12,858
9/19	12,777	11,468	13,009
10/19	12,952	11,502	13,208
11/19	13,160	11,496	13,403
12/19	13,426	11,488	13,656
1/20	13,437	11,709	13,636
2/20	12,917	11,920	13,042
3/20	11,743	11,850	11,890
4/20	12,590	12,061	12,739
5/20	12,985	12,117	13,116
6/20	13,222	12,193	13,346
7/20	13,742	12,375	13,787
8/20	14,193	12,275	14,180
9/20	13,945	12,269	13,933
10/20	13,776	12,214	13,771
11/20	14,769	12,334	14,778
12/20	15,232	12,351	15,187
1/21	15,185	12,262	15,145
2/21	15,397	12,085	15,334
3/21	15,680	11,934	15,549
4/21	16,127	12,028	15,968
5/21	16,268	12,068	16,116
6/21	16,386	12,152	16,239
7/21	16,527	12,288	16,366
8/21	16,763	12,265	16,584
9/21	16,280	12,159	16,185
10/21	16,798	12,155	16,625
11/21	16,598	12,191	16,410
12/21	17,033	12,160	16,808
1/22	16,389	11,898	16,186
2/22	16,092	11,765	15,964
3/22	16,116	11,439	15,996
4/22	15,175	11,005	15,120
5/22	15,237	11,075	15,179
6/22	14,382	10,902	14,388
7/22	15,175	11,168	15,080
8/22	14,680	10,853	14,660
9/22	13,688	10,384	13,730
10/22	14,159	10,249	14,187
11/22	14,865	10,626	14,904
12/22	14,426	10,578	14,601
1/23	15,166	10,904	15,305
2/23	14,809	10,622	14,997
3/23	15,126	10,891	15,291
4/23	15,245	10,957	15,435
5/23	15,086	10,838	15,263
6/23	15,549	10,799	15,675
7/23	15,813	10,792	15,956
8/23	15,562	10,723	15,710
9/23	15,047	10,451	15,237
10/23	14,730	10,286	14,910
11/23	15,655	10,751	15,838
12/23	16,322	11,163	16,498
1/24	16,335	11,132	16,513
2/24	16,663	10,975	16,742
3/24	17,046	11,076	17,065
4/24	16,554	10,797	16,634
5/24	17,073	10,980	17,090
6/24	17,224	11,084	17,288
7/24	17,579	11,342	17,654
8/24	17,866	11,505	17,956
9/24	18,140	11,660	18,255
10/24	17,771	11,370	17,859
11/24	18,222	11,491	18,242
12/24	17,819	11,303	17,891
1/25	18,172	11,362	18,214
2/25	18,285	11,612	18,339
3/25	17,889	11,617	18,060
4/25	17,889	11,663	18,170
5/25	18,355	11,579	18,597
6/25	18,878	11,757	19,106
7/25	18,962	11,726	19,205
8/25	19,358	11,866	19,588
9/25	19,767	11,996	19,974
10/25	19,951	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	12.27%	7.69%	7.15%
Class J Shares Including Sales Charge	11.27%	7.69%	7.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,128,759,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,759 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.05%
Domestic Equity Funds	33.37%
International Equity Funds	15.17%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Institutional
Trading Symbol	PHTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $20,291	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,980	9,974	9,999
12/15	9,821	9,941	9,835
1/16	9,505	10,078	9,528
2/16	9,495	10,150	9,511
3/16	9,985	10,243	9,995
4/16	10,056	10,282	10,070
5/16	10,138	10,285	10,142
6/16	10,189	10,469	10,195
7/16	10,475	10,536	10,462
8/16	10,495	10,524	10,481
9/16	10,526	10,517	10,512
10/16	10,332	10,437	10,344
11/16	10,424	10,190	10,441
12/16	10,559	10,205	10,603
1/17	10,746	10,225	10,762
2/17	10,944	10,293	10,970
3/17	10,996	10,288	11,036
4/17	11,142	10,367	11,157
5/17	11,266	10,447	11,294
6/17	11,318	10,437	11,344
7/17	11,526	10,481	11,520
8/17	11,589	10,575	11,544
9/17	11,755	10,525	11,710
10/17	11,901	10,531	11,860
11/17	12,057	10,518	12,035
12/17	12,167	10,566	12,146
1/18	12,529	10,444	12,470
2/18	12,125	10,345	12,122
3/18	12,050	10,412	12,033
4/18	12,082	10,334	12,074
5/18	12,210	10,408	12,195
6/18	12,157	10,395	12,182
7/18	12,402	10,398	12,391
8/18	12,540	10,464	12,527
9/18	12,508	10,397	12,513
10/18	11,837	10,315	11,904
11/18	11,933	10,377	12,050
12/18	11,371	10,567	11,536
1/19	12,010	10,679	12,147
2/19	12,219	10,673	12,363
3/19	12,373	10,878	12,502
4/19	12,659	10,881	12,761
5/19	12,241	11,074	12,359
6/19	12,780	11,213	12,875
7/19	12,814	11,238	12,927
8/19	12,758	11,529	12,858
9/19	12,891	11,468	13,009
10/19	13,078	11,502	13,208
11/19	13,276	11,496	13,403
12/19	13,559	11,488	13,656
1/20	13,559	11,709	13,636
2/20	13,047	11,920	13,042
3/20	11,864	11,850	11,890
4/20	12,717	12,061	12,739
5/20	13,115	12,117	13,116
6/20	13,354	12,193	13,346
7/20	13,877	12,375	13,787
8/20	14,344	12,275	14,180
9/20	14,094	12,269	13,933
10/20	13,923	12,214	13,771
11/20	14,924	12,334	14,778
12/20	15,404	12,351	15,187
1/21	15,368	12,262	15,145
2/21	15,570	12,085	15,334
3/21	15,867	11,934	15,549
4/21	16,318	12,028	15,968
5/21	16,460	12,068	16,116
6/21	16,579	12,152	16,239
7/21	16,733	12,288	16,366
8/21	16,970	12,265	16,584
9/21	16,484	12,159	16,185
10/21	17,006	12,155	16,625
11/21	16,804	12,191	16,410
12/21	17,247	12,160	16,808
1/22	16,597	11,898	16,186
2/22	16,309	11,765	15,964
3/22	16,322	11,439	15,996
4/22	15,372	11,005	15,120
5/22	15,447	11,075	15,179
6/22	14,572	10,902	14,388
7/22	15,372	11,168	15,080
8/22	14,872	10,853	14,660
9/22	13,872	10,384	13,730
10/22	14,347	10,249	14,187
11/22	15,072	10,626	14,904
12/22	14,630	10,578	14,601
1/23	15,377	10,904	15,305
2/23	15,017	10,622	14,997
3/23	15,337	10,891	15,291
4/23	15,457	10,957	15,435
5/23	15,297	10,838	15,263
6/23	15,777	10,799	15,675
7/23	16,044	10,792	15,956
8/23	15,791	10,723	15,710
9/23	15,271	10,451	15,237
10/23	14,951	10,286	14,910
11/23	15,884	10,751	15,838
12/23	16,568	11,163	16,498
1/24	16,582	11,132	16,513
2/24	16,913	10,975	16,742
3/24	17,300	11,076	17,065
4/24	16,817	10,797	16,634
5/24	17,327	10,980	17,090
6/24	17,479	11,084	17,288
7/24	17,866	11,342	17,654
8/24	18,142	11,505	17,956
9/24	18,418	11,660	18,255
10/24	18,045	11,370	17,859
11/24	18,515	11,491	18,242
12/24	18,108	11,303	17,891
1/25	18,450	11,362	18,214
2/25	18,579	11,612	18,339
3/25	18,179	11,617	18,060
4/25	18,179	11,663	18,170
5/25	18,665	11,579	18,597
6/25	19,193	11,757	19,106
7/25	19,278	11,726	19,205
8/25	19,678	11,866	19,588
9/25	20,091	11,996	19,974
10/25	20,291	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	12.45%	7.82%	7.33%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,128,759,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,759 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.05%
Domestic Equity Funds	33.37%
International Equity Funds	15.17%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159889
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	R-6
Trading Symbol	PLFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $20,348	Bloomberg US Aggregate Index $12,071	S&P Target Date 2025 Index $20,203
10/15	10,000	10,000	10,000
11/15	9,990	9,974	9,999
12/15	9,832	9,941	9,835
1/16	9,515	10,078	9,528
2/16	9,495	10,150	9,511
3/16	9,995	10,243	9,995
4/16	10,066	10,282	10,070
5/16	10,148	10,285	10,142
6/16	10,199	10,469	10,195
7/16	10,485	10,536	10,462
8/16	10,505	10,524	10,481
9/16	10,536	10,517	10,512
10/16	10,342	10,437	10,344
11/16	10,434	10,190	10,441
12/16	10,569	10,205	10,603
1/17	10,756	10,225	10,762
2/17	10,954	10,293	10,970
3/17	11,016	10,288	11,036
4/17	11,152	10,367	11,157
5/17	11,276	10,447	11,294
6/17	11,328	10,437	11,344
7/17	11,526	10,481	11,520
8/17	11,588	10,575	11,544
9/17	11,765	10,525	11,710
10/17	11,911	10,531	11,860
11/17	12,067	10,518	12,035
12/17	12,167	10,566	12,146
1/18	12,529	10,444	12,470
2/18	12,136	10,345	12,122
3/18	12,061	10,412	12,033
4/18	12,093	10,334	12,074
5/18	12,221	10,408	12,195
6/18	12,167	10,395	12,182
7/18	12,412	10,398	12,391
8/18	12,551	10,464	12,527
9/18	12,519	10,397	12,513
10/18	11,848	10,315	11,904
11/18	11,944	10,377	12,050
12/18	11,387	10,567	11,536
1/19	12,015	10,679	12,147
2/19	12,224	10,673	12,363
3/19	12,389	10,878	12,502
4/19	12,665	10,881	12,761
5/19	12,257	11,074	12,359
6/19	12,797	11,213	12,875
7/19	12,830	11,238	12,927
8/19	12,764	11,529	12,858
9/19	12,907	11,468	13,009
10/19	13,094	11,502	13,208
11/19	13,292	11,496	13,403
12/19	13,568	11,488	13,656
1/20	13,579	11,709	13,636
2/20	13,056	11,920	13,042
3/20	11,872	11,850	11,890
4/20	12,737	12,061	12,739
5/20	13,136	12,117	13,116
6/20	13,375	12,193	13,346
7/20	13,898	12,375	13,787
8/20	14,354	12,275	14,180
9/20	14,114	12,269	13,933
10/20	13,944	12,214	13,771
11/20	14,945	12,334	14,778
12/20	15,430	12,351	15,187
1/21	15,383	12,262	15,145
2/21	15,596	12,085	15,334
3/21	15,882	11,934	15,549
4/21	16,345	12,028	15,968
5/21	16,487	12,068	16,116
6/21	16,606	12,152	16,239
7/21	16,749	12,288	16,366
8/21	16,998	12,265	16,584
9/21	16,511	12,159	16,185
10/21	17,034	12,155	16,625
11/21	16,832	12,191	16,410
12/21	17,280	12,160	16,808
1/22	16,629	11,898	16,186
2/22	16,329	11,765	15,964
3/22	16,354	11,439	15,996
4/22	15,403	11,005	15,120
5/22	15,465	11,075	15,179
6/22	14,602	10,902	14,388
7/22	15,403	11,168	15,080
8/22	14,902	10,853	14,660
9/22	13,901	10,384	13,730
10/22	14,377	10,249	14,187
11/22	15,103	10,626	14,904
12/22	14,652	10,578	14,601
1/23	15,414	10,904	15,305
2/23	15,053	10,622	14,997
3/23	15,374	10,891	15,291
4/23	15,494	10,957	15,435
5/23	15,334	10,838	15,263
6/23	15,814	10,799	15,675
7/23	16,081	10,792	15,956
8/23	15,828	10,723	15,710
9/23	15,293	10,451	15,237
10/23	14,973	10,286	14,910
11/23	15,921	10,751	15,838
12/23	16,598	11,163	16,498
1/24	16,626	11,132	16,513
2/24	16,944	10,975	16,742
3/24	17,345	11,076	17,065
4/24	16,847	10,797	16,634
5/24	17,372	10,980	17,090
6/24	17,525	11,084	17,288
7/24	17,898	11,342	17,654
8/24	18,189	11,505	17,956
9/24	18,465	11,660	18,255
10/24	18,092	11,370	17,859
11/24	18,562	11,491	18,242
12/24	18,146	11,303	17,891
1/25	18,504	11,362	18,214
2/25	18,618	11,612	18,339
3/25	18,232	11,617	18,060
4/25	18,232	11,663	18,170
5/25	18,704	11,579	18,597
6/25	19,247	11,757	19,106
7/25	19,333	11,726	19,205
8/25	19,733	11,866	19,588
9/25	20,148	11,996	19,974
10/25	20,348	12,071	20,203

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	12.47%	7.85%	7.36%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date 2025 Index	13.13%	7.97%	7.29%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,128,759,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,128,759 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.05%
Domestic Equity Funds	33.37%
International Equity Funds	15.17%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199321
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Class J
Trading Symbol	PHJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $21,322	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,988	10,045	10,003
12/15	9,828	9,857	9,824
1/16	9,470	9,359	9,477
2/16	9,448	9,360	9,450
3/16	9,975	10,011	9,973
4/16	10,044	10,058	10,052
5/16	10,134	10,242	10,131
6/16	10,162	10,271	10,174
7/16	10,475	10,659	10,464
8/16	10,493	10,680	10,485
9/16	10,522	10,679	10,519
10/16	10,317	10,469	10,339
11/16	10,436	10,918	10,466
12/16	10,579	11,141	10,643
1/17	10,784	11,342	10,817
2/17	11,000	11,772	11,042
3/17	11,060	11,780	11,117
4/17	11,203	11,899	11,245
5/17	11,335	12,037	11,390
6/17	11,405	12,129	11,451
7/17	11,621	12,364	11,649
8/17	11,680	12,375	11,666
9/17	11,875	12,667	11,864
10/17	12,038	12,957	12,037
11/17	12,212	13,362	12,243
12/17	12,326	13,495	12,366
1/18	12,759	14,227	12,760
2/18	12,311	13,695	12,362
3/18	12,215	13,398	12,250
4/18	12,247	13,446	12,305
5/18	12,385	13,802	12,440
6/18	12,321	13,887	12,421
7/18	12,587	14,383	12,669
8/18	12,746	14,858	12,820
9/18	12,703	14,908	12,812
10/18	11,939	13,845	12,095
11/18	12,045	14,135	12,259
12/18	11,394	12,825	11,626
1/19	12,099	13,883	12,328
2/19	12,319	14,342	12,582
3/19	12,484	14,575	12,717
4/19	12,792	15,164	13,024
5/19	12,308	14,175	12,518
6/19	12,902	15,181	13,111
7/19	12,935	15,396	13,165
8/19	12,836	15,114	13,036
9/19	12,990	15,414	13,226
10/19	13,200	15,737	13,458
11/19	13,420	16,299	13,690
12/19	13,740	16,789	13,994
1/20	13,717	16,738	13,931
2/20	13,090	15,341	13,190
3/20	11,756	13,335	11,842
4/20	12,713	15,053	12,799
5/20	13,158	15,790	13,232
6/20	13,420	16,104	13,493
7/20	14,002	16,997	13,983
8/20	14,526	18,171	14,466
9/20	14,241	17,483	14,170
10/20	14,048	17,084	13,983
11/20	15,188	19,015	15,171
12/20	15,723	19,797	15,661
1/21	15,675	19,664	15,619
2/21	15,949	20,279	15,880
3/21	16,294	21,165	16,168
4/21	16,806	22,265	16,662
5/21	16,973	22,422	16,837
6/21	17,092	22,888	16,962
7/21	17,247	23,375	17,089
8/21	17,532	24,065	17,356
9/21	16,973	22,969	16,885
10/21	17,592	24,542	17,418
11/21	17,354	24,330	17,143
12/21	17,893	25,429	17,635
1/22	17,115	24,071	16,919
2/22	16,739	23,430	16,672
3/22	16,802	24,249	16,766
4/22	15,723	22,162	15,767
5/22	15,773	22,218	15,831
6/22	14,794	20,366	14,885
7/22	15,710	22,266	15,696
8/22	15,133	21,369	15,218
9/22	14,029	19,397	14,144
10/22	14,593	21,015	14,720
11/22	15,409	22,188	15,548
12/22	14,874	20,908	15,172
1/23	15,741	22,274	15,990
2/23	15,349	21,746	15,645
3/23	15,660	22,405	15,958
4/23	15,796	22,700	16,123
5/23	15,633	22,741	15,926
6/23	16,202	24,284	16,468
7/23	16,514	25,090	16,825
8/23	16,216	24,656	16,528
9/23	15,592	23,467	15,977
10/23	15,213	22,909	15,596
11/23	16,297	24,988	16,667
12/23	17,085	26,232	17,417
1/24	17,085	26,582	17,431
2/24	17,491	27,997	17,772
3/24	17,939	28,936	18,159
4/24	17,351	27,711	17,651
5/24	17,953	29,077	18,194
6/24	18,135	29,996	18,419
7/24	18,556	30,503	18,831
8/24	18,878	31,170	19,182
9/24	19,186	31,808	19,519
10/24	18,766	31,510	19,085
11/24	19,326	33,451	19,564
12/24	18,839	32,515	19,141
1/25	19,258	33,440	19,534
2/25	19,344	32,911	19,620
3/25	18,854	31,056	19,238
4/25	18,839	30,792	19,352
5/25	19,431	32,708	19,925
6/25	20,052	34,338	20,512
7/25	20,167	35,087	20,636
8/25	20,600	35,864	21,089
9/25	21,091	37,090	21,543
10/25	21,322	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	13.62%	8.70%	7.87%
Class J Shares Including Sales Charge	12.62%	8.70%	7.87%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,391,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,391,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.20%
Domestic Equity Funds	39.35%
International Equity Funds	17.99%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Institutional
Trading Symbol	PHTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $21,736	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,990	10,045	10,003
12/15	9,832	9,857	9,824
1/16	9,476	9,359	9,477
2/16	9,456	9,360	9,450
3/16	9,985	10,011	9,973
4/16	10,056	10,058	10,052
5/16	10,148	10,242	10,131
6/16	10,178	10,271	10,174
7/16	10,494	10,659	10,464
8/16	10,514	10,680	10,485
9/16	10,545	10,679	10,519
10/16	10,341	10,469	10,339
11/16	10,463	10,918	10,466
12/16	10,608	11,141	10,643
1/17	10,816	11,342	10,817
2/17	11,035	11,772	11,042
3/17	11,097	11,780	11,117
4/17	11,243	11,899	11,245
5/17	11,379	12,037	11,390
6/17	11,451	12,129	11,451
7/17	11,670	12,364	11,649
8/17	11,733	12,375	11,666
9/17	11,930	12,667	11,864
10/17	12,097	12,957	12,037
11/17	12,274	13,362	12,243
12/17	12,392	13,495	12,366
1/18	12,829	14,227	12,760
2/18	12,381	13,695	12,362
3/18	12,296	13,398	12,250
4/18	12,328	13,446	12,305
5/18	12,466	13,802	12,440
6/18	12,402	13,887	12,421
7/18	12,680	14,383	12,669
8/18	12,840	14,858	12,820
9/18	12,808	14,908	12,812
10/18	12,029	13,845	12,095
11/18	12,135	14,135	12,259
12/18	11,487	12,825	11,626
1/19	12,196	13,883	12,328
2/19	12,429	14,342	12,582
3/19	12,595	14,575	12,717
4/19	12,916	15,164	13,024
5/19	12,418	14,175	12,518
6/19	13,027	15,181	13,111
7/19	13,060	15,396	13,165
8/19	12,961	15,114	13,036
9/19	13,127	15,414	13,226
10/19	13,337	15,737	13,458
11/19	13,570	16,299	13,690
12/19	13,889	16,789	13,994
1/20	13,866	16,738	13,931
2/20	13,235	15,341	13,190
3/20	11,890	13,335	11,842
4/20	12,855	15,053	12,799
5/20	13,315	15,790	13,232
6/20	13,579	16,104	13,493
7/20	14,165	16,997	13,983
8/20	14,705	18,171	14,466
9/20	14,418	17,483	14,170
10/20	14,223	17,084	13,983
11/20	15,371	19,015	15,171
12/20	15,936	19,797	15,661
1/21	15,888	19,664	15,619
2/21	16,164	20,279	15,880
3/21	16,512	21,165	16,168
4/21	17,040	22,265	16,662
5/21	17,196	22,422	16,837
6/21	17,328	22,888	16,962
7/21	17,496	23,375	17,089
8/21	17,784	24,065	17,356
9/21	17,208	22,969	16,885
10/21	17,832	24,542	17,418
11/21	17,604	24,330	17,143
12/21	18,153	25,429	17,635
1/22	17,368	24,071	16,919
2/22	16,988	23,430	16,672
3/22	17,051	24,249	16,766
4/22	15,950	22,162	15,767
5/22	16,001	22,218	15,831
6/22	15,013	20,366	14,885
7/22	15,950	22,266	15,696
8/22	15,368	21,369	15,218
9/22	14,254	19,397	14,144
10/22	14,824	21,015	14,720
11/22	15,659	22,188	15,548
12/22	15,112	20,908	15,172
1/23	16,001	22,274	15,990
2/23	15,591	21,746	15,645
3/23	15,919	22,405	15,958
4/23	16,056	22,700	16,123
5/23	15,878	22,741	15,926
6/23	16,480	24,284	16,468
7/23	16,794	25,090	16,825
8/23	16,494	24,656	16,528
9/23	15,865	23,467	15,977
10/23	15,468	22,909	15,596
11/23	16,576	24,988	16,667
12/23	17,369	26,232	17,417
1/24	17,369	26,582	17,431
2/24	17,794	27,997	17,772
3/24	18,260	28,936	18,159
4/24	17,652	27,711	17,651
5/24	18,274	29,077	18,194
6/24	18,458	29,996	18,419
7/24	18,883	30,503	18,831
8/24	19,222	31,170	19,182
9/24	19,519	31,808	19,519
10/24	19,109	31,510	19,085
11/24	19,661	33,451	19,564
12/24	19,183	32,515	19,141
1/25	19,606	33,440	19,534
2/25	19,693	32,911	19,620
3/25	19,197	31,056	19,238
4/25	19,197	30,792	19,352
5/25	19,795	32,708	19,925
6/25	20,423	34,338	20,512
7/25	20,539	35,087	20,636
8/25	20,992	35,864	21,089
9/25	21,488	37,090	21,543
10/25	21,736	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.74%	8.85%	8.07%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,391,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,391,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.20%
Domestic Equity Funds	39.35%
International Equity Funds	17.99%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159890
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	R-6
Trading Symbol	PLZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $21,778	S&P 1500 Index $37,877	S&P Target Date 2030 Index $21,806
10/15	10,000	10,000	10,000
11/15	9,990	10,045	10,003
12/15	9,832	9,857	9,824
1/16	9,476	9,359	9,477
2/16	9,456	9,360	9,450
3/16	9,985	10,011	9,973
4/16	10,056	10,058	10,052
5/16	10,148	10,242	10,131
6/16	10,178	10,271	10,174
7/16	10,494	10,659	10,464
8/16	10,514	10,680	10,485
9/16	10,555	10,679	10,519
10/16	10,341	10,469	10,339
11/16	10,463	10,918	10,466
12/16	10,618	11,141	10,643
1/17	10,816	11,342	10,817
2/17	11,045	11,772	11,042
3/17	11,108	11,780	11,117
4/17	11,243	11,899	11,245
5/17	11,389	12,037	11,390
6/17	11,441	12,129	11,451
7/17	11,670	12,364	11,649
8/17	11,732	12,375	11,666
9/17	11,930	12,667	11,864
10/17	12,097	12,957	12,037
11/17	12,274	13,362	12,243
12/17	12,393	13,495	12,366
1/18	12,820	14,227	12,760
2/18	12,383	13,695	12,362
3/18	12,287	13,398	12,250
4/18	12,319	13,446	12,305
5/18	12,458	13,802	12,440
6/18	12,404	13,887	12,421
7/18	12,671	14,383	12,669
8/18	12,831	14,858	12,820
9/18	12,799	14,908	12,812
10/18	12,031	13,845	12,095
11/18	12,137	14,135	12,259
12/18	11,483	12,825	11,626
1/19	12,192	13,883	12,328
2/19	12,425	14,342	12,582
3/19	12,602	14,575	12,717
4/19	12,913	15,164	13,024
5/19	12,414	14,175	12,518
6/19	13,024	15,181	13,111
7/19	13,057	15,396	13,165
8/19	12,957	15,114	13,036
9/19	13,123	15,414	13,226
10/19	13,334	15,737	13,458
11/19	13,567	16,299	13,690
12/19	13,890	16,789	13,994
1/20	13,867	16,738	13,931
2/20	13,235	15,341	13,190
3/20	11,889	13,335	11,842
4/20	12,867	15,053	12,799
5/20	13,315	15,790	13,232
6/20	13,579	16,104	13,493
7/20	14,177	16,997	13,983
8/20	14,706	18,171	14,466
9/20	14,419	17,483	14,170
10/20	14,223	17,084	13,983
11/20	15,385	19,015	15,171
12/20	15,943	19,797	15,661
1/21	15,895	19,664	15,619
2/21	16,171	20,279	15,880
3/21	16,520	21,165	16,168
4/21	17,048	22,265	16,662
5/21	17,204	22,422	16,837
6/21	17,337	22,888	16,962
7/21	17,505	23,375	17,089
8/21	17,793	24,065	17,356
9/21	17,216	22,969	16,885
10/21	17,853	24,542	17,418
11/21	17,613	24,330	17,143
12/21	18,168	25,429	17,635
1/22	17,382	24,071	16,919
2/22	17,001	23,430	16,672
3/22	17,065	24,249	16,766
4/22	15,962	22,162	15,767
5/22	16,025	22,218	15,831
6/22	15,036	20,366	14,885
7/22	15,962	22,266	15,696
8/22	15,391	21,369	15,218
9/22	14,263	19,397	14,144
10/22	14,846	21,015	14,720
11/22	15,670	22,188	15,548
12/22	15,128	20,908	15,172
1/23	16,019	22,274	15,990
2/23	15,608	21,746	15,645
3/23	15,937	22,405	15,958
4/23	16,074	22,700	16,123
5/23	15,909	22,741	15,926
6/23	16,499	24,284	16,468
7/23	16,814	25,090	16,825
8/23	16,512	24,656	16,528
9/23	15,882	23,467	15,977
10/23	15,498	22,909	15,596
11/23	16,594	24,988	16,667
12/23	17,395	26,232	17,417
1/24	17,395	26,582	17,431
2/24	17,820	27,997	17,772
3/24	18,288	28,936	18,159
4/24	17,678	27,711	17,651
5/24	18,288	29,077	18,194
6/24	18,486	29,996	18,419
7/24	18,911	30,503	18,831
8/24	19,252	31,170	19,182
9/24	19,549	31,808	19,519
10/24	19,138	31,510	19,085
11/24	19,705	33,451	19,564
12/24	19,219	32,515	19,141
1/25	19,643	33,440	19,534
2/25	19,731	32,911	19,620
3/25	19,234	31,056	19,238
4/25	19,219	30,792	19,352
5/25	19,833	32,708	19,925
6/25	20,462	34,338	20,512
7/25	20,579	35,087	20,636
8/25	21,033	35,864	21,089
9/25	21,530	37,090	21,543
10/25	21,778	37,877	21,806

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	13.80%	8.89%	8.09%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2030 Index	14.26%	9.29%	8.11%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,391,156,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,391,156 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.20%
Domestic Equity Funds	39.35%
International Equity Funds	17.99%
Specialty Funds	0.47%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199322
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Class J
Trading Symbol	PHJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $22,792	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,988	10,045	10,006
12/15	9,818	9,857	9,814
1/16	9,431	9,359	9,431
2/16	9,388	9,360	9,394
3/16	9,954	10,011	9,951
4/16	10,023	10,058	10,034
5/16	10,123	10,242	10,120
6/16	10,141	10,271	10,151
7/16	10,473	10,659	10,463
8/16	10,491	10,680	10,489
9/16	10,530	10,679	10,523
10/16	10,305	10,469	10,333
11/16	10,454	10,918	10,491
12/16	10,608	11,141	10,683
1/17	10,823	11,342	10,871
2/17	11,058	11,772	11,113
3/17	11,128	11,780	11,197
4/17	11,270	11,899	11,331
5/17	11,412	12,037	11,486
6/17	11,492	12,129	11,557
7/17	11,737	12,364	11,777
8/17	11,786	12,375	11,789
9/17	12,000	12,667	12,017
10/17	12,183	12,957	12,213
11/17	12,386	13,362	12,446
12/17	12,502	13,495	12,581
1/18	12,962	14,227	13,046
2/18	12,486	13,695	12,600
3/18	12,381	13,398	12,463
4/18	12,412	13,446	12,534
5/18	12,570	13,802	12,677
6/18	12,518	13,887	12,652
7/18	12,802	14,383	12,935
8/18	12,991	14,858	13,100
9/18	12,949	14,908	13,097
10/18	12,096	13,845	12,279
11/18	12,223	14,135	12,461
12/18	11,471	12,825	11,716
1/19	12,248	13,883	12,500
2/19	12,511	14,342	12,791
3/19	12,675	14,575	12,919
4/19	13,015	15,164	13,270
5/19	12,456	14,175	12,664
6/19	13,102	15,181	13,330
7/19	13,146	15,396	13,387
8/19	13,015	15,114	13,199
9/19	13,212	15,414	13,427
10/19	13,441	15,737	13,693
11/19	13,693	16,299	13,959
12/19	14,036	16,789	14,314
1/20	13,991	16,738	14,208
2/20	13,254	15,341	13,322
3/20	11,757	13,335	11,781
4/20	12,789	15,053	12,838
5/20	13,277	15,790	13,319
6/20	13,560	16,104	13,613
7/20	14,195	16,997	14,157
8/20	14,773	18,171	14,742
9/20	14,456	17,483	14,389
10/20	14,240	17,084	14,177
11/20	15,510	19,015	15,564
12/20	16,114	19,797	16,145
1/21	16,079	19,664	16,105
2/21	16,409	20,279	16,455
3/21	16,809	21,165	16,827
4/21	17,386	22,265	17,407
5/21	17,563	22,422	17,611
6/21	17,704	22,888	17,744
7/21	17,881	23,375	17,867
8/21	18,199	24,065	18,200
9/21	17,551	22,969	17,636
10/21	18,258	24,542	18,292
11/21	17,975	24,330	17,944
12/21	18,621	25,429	18,555
1/22	17,743	24,071	17,727
2/22	17,335	23,430	17,441
3/22	17,459	24,249	17,622
4/22	16,259	22,162	16,472
5/22	16,309	22,218	16,542
6/22	15,184	20,366	15,411
7/22	16,210	22,266	16,359
8/22	15,604	21,369	15,810
9/22	14,392	19,397	14,564
10/22	15,085	21,015	15,273
11/22	15,987	22,188	16,236
12/22	15,355	20,908	15,774
1/23	16,320	22,274	16,732
2/23	15,905	21,746	16,337
3/23	16,239	22,405	16,670
4/23	16,373	22,700	16,863
5/23	16,199	22,741	16,634
6/23	16,896	24,284	17,318
7/23	17,271	25,090	17,763
8/23	16,936	24,656	17,405
9/23	16,253	23,467	16,774
10/23	15,838	22,909	16,334
11/23	17,030	24,988	17,562
12/23	17,872	26,232	18,398
1/24	17,872	26,582	18,421
2/24	18,412	27,997	18,894
3/24	18,938	28,936	19,359
4/24	18,273	27,711	18,779
5/24	18,965	29,077	19,417
6/24	19,159	29,996	19,665
7/24	19,602	30,503	20,115
8/24	19,962	31,170	20,512
9/24	20,294	31,808	20,895
10/24	19,837	31,510	20,413
11/24	20,488	33,451	20,976
12/24	19,948	32,515	20,492
1/25	20,420	33,440	20,969
2/25	20,491	32,911	21,006
3/25	19,877	31,056	20,523
4/25	19,862	30,792	20,664
5/25	20,577	32,708	21,407
6/25	21,291	34,338	22,104
7/25	21,434	35,087	22,267
8/25	21,934	35,864	22,800
9/25	22,520	37,090	23,343
10/25	22,792	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	14.89%	9.86%	8.59%
Class J Shares Including Sales Charge	13.89%	9.86%	8.59%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 957,771,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$957,771 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 28.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.61%
Fixed Income Funds	33.60%
International Equity Funds	20.80%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Institutional
Trading Symbol	PHTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $23,235	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,990	10,045	10,006
12/15	9,822	9,857	9,814
1/16	9,436	9,359	9,431
2/16	9,396	9,360	9,394
3/16	9,964	10,011	9,951
4/16	10,035	10,058	10,034
5/16	10,137	10,242	10,120
6/16	10,157	10,271	10,151
7/16	10,492	10,659	10,463
8/16	10,512	10,680	10,489
9/16	10,553	10,679	10,523
10/16	10,329	10,469	10,333
11/16	10,482	10,918	10,491
12/16	10,638	11,141	10,683
1/17	10,855	11,342	10,871
2/17	11,093	11,772	11,113
3/17	11,166	11,780	11,197
4/17	11,311	11,899	11,331
5/17	11,456	12,037	11,486
6/17	11,538	12,129	11,557
7/17	11,787	12,364	11,777
8/17	11,839	12,375	11,789
9/17	12,056	12,667	12,017
10/17	12,242	12,957	12,213
11/17	12,449	13,362	12,446
12/17	12,568	13,495	12,581
1/18	13,034	14,227	13,046
2/18	12,557	13,695	12,600
3/18	12,462	13,398	12,463
4/18	12,494	13,446	12,534
5/18	12,653	13,802	12,677
6/18	12,600	13,887	12,652
7/18	12,886	14,383	12,935
8/18	13,076	14,858	13,100
9/18	13,044	14,908	13,097
10/18	12,187	13,845	12,279
11/18	12,314	14,135	12,461
12/18	11,563	12,825	11,716
1/19	12,356	13,883	12,500
2/19	12,621	14,342	12,791
3/19	12,786	14,575	12,919
4/19	13,138	15,164	13,270
5/19	12,577	14,175	12,664
6/19	13,226	15,181	13,330
7/19	13,270	15,396	13,387
8/19	13,149	15,114	13,199
9/19	13,348	15,414	13,427
10/19	13,579	15,737	13,693
11/19	13,843	16,299	13,959
12/19	14,186	16,789	14,314
1/20	14,152	16,738	14,208
2/20	13,398	15,341	13,322
3/20	11,890	13,335	11,781
4/20	12,930	15,053	12,838
5/20	13,421	15,790	13,319
6/20	13,718	16,104	13,613
7/20	14,357	16,997	14,157
8/20	14,951	18,171	14,742
9/20	14,631	17,483	14,389
10/20	14,414	17,084	14,177
11/20	15,694	19,015	15,564
12/20	16,331	19,797	16,145
1/21	16,284	19,664	16,105
2/21	16,616	20,279	16,455
3/21	17,032	21,165	16,827
4/21	17,626	22,265	17,407
5/21	17,804	22,422	17,611
6/21	17,935	22,888	17,744
7/21	18,125	23,375	17,867
8/21	18,457	24,065	18,200
9/21	17,792	22,969	17,636
10/21	18,517	24,542	18,292
11/21	18,232	24,330	17,944
12/21	18,879	25,429	18,555
1/22	18,005	24,071	17,727
2/22	17,581	23,430	17,441
3/22	17,718	24,249	17,622
4/22	16,495	22,162	16,472
5/22	16,558	22,218	16,542
6/22	15,422	20,366	15,411
7/22	16,458	22,266	16,359
8/22	15,847	21,369	15,810
9/22	14,611	19,397	14,564
10/22	15,323	21,015	15,273
11/22	16,246	22,188	16,236
12/22	15,602	20,908	15,774
1/23	16,590	22,274	16,732
2/23	16,170	21,746	16,337
3/23	16,495	22,405	16,670
4/23	16,644	22,700	16,863
5/23	16,468	22,741	16,634
6/23	17,185	24,284	17,318
7/23	17,564	25,090	17,763
8/23	17,212	24,656	17,405
9/23	16,522	23,467	16,774
10/23	16,103	22,909	16,334
11/23	17,307	24,988	17,562
12/23	18,171	26,232	18,398
1/24	18,185	26,582	18,421
2/24	18,731	27,997	18,894
3/24	19,263	28,936	19,359
4/24	18,605	27,711	18,779
5/24	19,305	29,077	19,417
6/24	19,500	29,996	19,665
7/24	19,948	30,503	20,115
8/24	20,326	31,170	20,512
9/24	20,661	31,808	20,895
10/24	20,200	31,510	20,413
11/24	20,871	33,451	20,976
12/24	20,316	32,515	20,492
1/25	20,793	33,440	20,969
2/25	20,865	32,911	21,006
3/25	20,258	31,056	20,523
4/25	20,229	30,792	20,664
5/25	20,966	32,708	21,407
6/25	21,703	34,338	22,104
7/25	21,848	35,087	22,267
8/25	22,354	35,864	22,800
9/25	22,946	37,090	23,343
10/25	23,235	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	15.03%	10.02%	8.80%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 957,771,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$957,771 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 28.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.61%
Fixed Income Funds	33.60%
International Equity Funds	20.80%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159891
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	R-6
Trading Symbol	PLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $23,302	S&P 1500 Index $37,877	S&P Target Date 2035 Index $23,657
10/15	10,000	10,000	10,000
11/15	9,990	10,045	10,006
12/15	9,822	9,857	9,814
1/16	9,436	9,359	9,431
2/16	9,406	9,360	9,394
3/16	9,964	10,011	9,951
4/16	10,035	10,058	10,034
5/16	10,137	10,242	10,120
6/16	10,157	10,271	10,151
7/16	10,492	10,659	10,463
8/16	10,512	10,680	10,489
9/16	10,553	10,679	10,523
10/16	10,329	10,469	10,333
11/16	10,492	10,918	10,491
12/16	10,648	11,141	10,683
1/17	10,855	11,342	10,871
2/17	11,104	11,772	11,113
3/17	11,166	11,780	11,197
4/17	11,321	11,899	11,331
5/17	11,466	12,037	11,486
6/17	11,549	12,129	11,557
7/17	11,787	12,364	11,777
8/17	11,849	12,375	11,789
9/17	12,066	12,667	12,017
10/17	12,252	12,957	12,213
11/17	12,449	13,362	12,446
12/17	12,568	13,495	12,581
1/18	13,044	14,227	13,046
2/18	12,578	13,695	12,600
3/18	12,472	13,398	12,463
4/18	12,504	13,446	12,534
5/18	12,663	13,802	12,677
6/18	12,610	13,887	12,652
7/18	12,906	14,383	12,935
8/18	13,097	14,858	13,100
9/18	13,055	14,908	13,097
10/18	12,208	13,845	12,279
11/18	12,335	14,135	12,461
12/18	11,578	12,825	11,716
1/19	12,371	13,883	12,500
2/19	12,635	14,342	12,791
3/19	12,801	14,575	12,919
4/19	13,153	15,164	13,270
5/19	12,591	14,175	12,664
6/19	13,252	15,181	13,330
7/19	13,296	15,396	13,387
8/19	13,164	15,114	13,199
9/19	13,362	15,414	13,427
10/19	13,605	15,737	13,693
11/19	13,858	16,299	13,959
12/19	14,216	16,789	14,314
1/20	14,170	16,738	14,208
2/20	13,416	15,341	13,322
3/20	11,908	13,335	11,781
4/20	12,959	15,053	12,838
5/20	13,450	15,790	13,319
6/20	13,736	16,104	13,613
7/20	14,387	16,997	14,157
8/20	14,970	18,171	14,742
9/20	14,650	17,483	14,389
10/20	14,444	17,084	14,177
11/20	15,724	19,015	15,564
12/20	16,355	19,797	16,145
1/21	16,319	19,664	16,105
2/21	16,652	20,279	16,455
3/21	17,056	21,165	16,827
4/21	17,651	22,265	17,407
5/21	17,829	22,422	17,611
6/21	17,972	22,888	17,744
7/21	18,150	23,375	17,867
8/21	18,483	24,065	18,200
9/21	17,829	22,969	17,636
10/21	18,554	24,542	18,292
11/21	18,269	24,330	17,944
12/21	18,921	25,429	18,555
1/22	18,034	24,071	17,727
2/22	17,622	23,430	17,441
3/22	17,759	24,249	17,622
4/22	16,535	22,162	16,472
5/22	16,585	22,218	16,542
6/22	15,449	20,366	15,411
7/22	16,498	22,266	16,359
8/22	15,886	21,369	15,810
9/22	14,650	19,397	14,564
10/22	15,362	21,015	15,273
11/22	16,273	22,188	16,236
12/22	15,647	20,908	15,774
1/23	16,622	22,274	16,732
2/23	16,202	21,746	16,337
3/23	16,541	22,405	16,670
4/23	16,690	22,700	16,863
5/23	16,514	22,741	16,634
6/23	17,232	24,284	17,318
7/23	17,611	25,090	17,763
8/23	17,259	24,656	17,405
9/23	16,568	23,467	16,774
10/23	16,148	22,909	16,334
11/23	17,354	24,988	17,562
12/23	18,224	26,232	18,398
1/24	18,224	26,582	18,421
2/24	18,784	27,997	18,894
3/24	19,316	28,936	19,359
4/24	18,644	27,711	18,779
5/24	19,344	29,077	19,417
6/24	19,555	29,996	19,665
7/24	20,003	30,503	20,115
8/24	20,381	31,170	20,512
9/24	20,717	31,808	20,895
10/24	20,255	31,510	20,413
11/24	20,927	33,451	20,976
12/24	20,378	32,515	20,492
1/25	20,856	33,440	20,969
2/25	20,928	32,911	21,006
3/25	20,320	31,056	20,523
4/25	20,291	30,792	20,664
5/25	21,029	32,708	21,407
6/25	21,768	34,338	22,104
7/25	21,912	35,087	22,267
8/25	22,433	35,864	22,800
9/25	23,027	37,090	23,343
10/25	23,302	37,877	23,657

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	15.04%	10.04%	8.83%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2035 Index	15.89%	10.78%	8.99%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 957,771,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$957,771 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 28.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	45.61%
Fixed Income Funds	33.60%
International Equity Funds	20.80%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Class J
Trading Symbol	PHJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $24,318	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	9,998	10,045	10,008
12/15	9,817	9,857	9,806
1/16	9,400	9,359	9,397
2/16	9,358	9,360	9,353
3/16	9,943	10,011	9,936
4/16	10,012	10,058	10,021
5/16	10,121	10,242	10,112
6/16	10,129	10,271	10,135
7/16	10,481	10,659	10,463
8/16	10,499	10,680	10,491
9/16	10,537	10,679	10,527
10/16	10,303	10,469	10,329
11/16	10,482	10,918	10,509
12/16	10,643	11,141	10,711
1/17	10,868	11,342	10,910
2/17	11,124	11,772	11,163
3/17	11,194	11,780	11,253
4/17	11,346	11,899	11,391
5/17	11,488	12,037	11,554
6/17	11,579	12,129	11,632
7/17	11,834	12,364	11,866
8/17	11,883	12,375	11,871
9/17	12,118	12,667	12,121
10/17	12,312	12,957	12,333
11/17	12,526	13,362	12,588
12/17	12,651	13,495	12,731
1/18	13,165	14,227	13,241
2/18	12,656	13,695	12,763
3/18	12,540	13,398	12,611
4/18	12,572	13,446	12,692
5/18	12,730	13,802	12,846
6/18	12,677	13,887	12,818
7/18	12,983	14,383	13,123
8/18	13,183	14,858	13,294
9/18	13,141	14,908	13,295
10/18	12,224	13,845	12,410
11/18	12,361	14,135	12,602
12/18	11,531	12,825	11,788
1/19	12,357	13,883	12,625
2/19	12,632	14,342	12,938
3/19	12,797	14,575	13,064
4/19	13,172	15,164	13,442
5/19	12,544	14,175	12,775
6/19	13,249	15,181	13,491
7/19	13,293	15,396	13,549
8/19	13,117	15,114	13,318
9/19	13,337	15,414	13,572
10/19	13,590	15,737	13,860
11/19	13,865	16,299	14,152
12/19	14,244	16,789	14,543
1/20	14,164	16,738	14,405
2/20	13,342	15,341	13,417
3/20	11,720	13,335	11,745
4/20	12,816	15,053	12,869
5/20	13,330	15,790	13,387
6/20	13,639	16,104	13,702
7/20	14,301	16,997	14,281
8/20	14,941	18,171	14,934
9/20	14,598	17,483	14,544
10/20	14,370	17,084	14,318
11/20	15,729	19,015	15,839
12/20	16,390	19,797	16,487
1/21	16,343	19,664	16,454
2/21	16,722	20,279	16,867
3/21	17,184	21,165	17,300
4/21	17,824	22,265	17,939
5/21	18,002	22,422	18,166
6/21	18,144	22,888	18,301
7/21	18,322	23,375	18,423
8/21	18,690	24,065	18,803
9/21	17,978	22,969	18,174
10/21	18,772	24,542	18,919
11/21	18,429	24,330	18,516
12/21	19,167	25,429	19,215
1/22	18,209	24,071	18,306
2/22	17,748	23,430	18,000
3/22	17,960	24,249	18,248
4/22	16,641	22,162	16,993
5/22	16,691	22,218	17,064
6/22	15,421	20,366	15,784
7/22	16,566	22,266	16,834
8/22	15,919	21,369	16,239
9/22	14,587	19,397	14,863
10/22	15,446	21,015	15,685
11/22	16,429	22,188	16,751
12/22	15,709	20,908	16,226
1/23	16,766	22,274	17,284
2/23	16,332	21,746	16,860
3/23	16,658	22,405	17,212
4/23	16,820	22,700	17,423
5/23	16,630	22,741	17,169
6/23	17,471	24,284	17,981
7/23	17,918	25,090	18,509
8/23	17,525	24,656	18,095
9/23	16,780	23,467	17,399
10/23	16,332	22,909	16,905
11/23	17,633	24,988	18,262
12/23	18,542	26,232	19,173
1/24	18,542	26,582	19,199
2/24	19,241	27,997	19,794
3/24	19,842	28,936	20,328
4/24	19,129	27,711	19,690
5/24	19,912	29,077	20,410
6/24	20,121	29,996	20,687
7/24	20,583	30,503	21,174
8/24	20,988	31,170	21,612
9/24	21,337	31,808	22,031
10/24	20,862	31,510	21,519
11/24	21,631	33,451	22,190
12/24	21,017	32,515	21,641
1/25	21,594	33,440	22,196
2/25	21,594	32,911	22,174
3/25	20,844	31,056	21,571
4/25	20,801	30,792	21,719
5/25	21,723	32,708	22,629
6/25	22,545	34,338	23,435
7/25	22,732	35,087	23,642
8/25	23,323	35,864	24,250
9/25	24,001	37,090	24,886
10/25	24,318	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	16.57%	11.10%	9.29%
Class J Shares Including Sales Charge	15.57%	11.10%	9.29%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,191,302,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,191,302 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 29.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
International Equity Funds	24.47%
Fixed Income Funds	22.28%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Institutional
Trading Symbol	PLTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $24,824	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,008
12/15	9,821	9,857	9,806
1/16	9,406	9,359	9,397
2/16	9,365	9,360	9,353
3/16	9,953	10,011	9,936
4/16	10,024	10,058	10,021
5/16	10,135	10,242	10,112
6/16	10,145	10,271	10,135
7/16	10,499	10,659	10,463
8/16	10,520	10,680	10,491
9/16	10,560	10,679	10,527
10/16	10,327	10,469	10,329
11/16	10,510	10,918	10,509
12/16	10,672	11,141	10,711
1/17	10,900	11,342	10,910
2/17	11,159	11,772	11,163
3/17	11,232	11,780	11,253
4/17	11,387	11,899	11,391
5/17	11,532	12,037	11,554
6/17	11,626	12,129	11,632
7/17	11,885	12,364	11,866
8/17	11,937	12,375	11,871
9/17	12,175	12,667	12,121
10/17	12,372	12,957	12,333
11/17	12,589	13,362	12,588
12/17	12,718	13,495	12,731
1/18	13,237	14,227	13,241
2/18	12,728	13,695	12,763
3/18	12,612	13,398	12,611
4/18	12,654	13,446	12,692
5/18	12,824	13,802	12,846
6/18	12,771	13,887	12,818
7/18	13,078	14,383	13,123
8/18	13,280	14,858	13,294
9/18	13,248	14,908	13,295
10/18	12,325	13,845	12,410
11/18	12,463	14,135	12,602
12/18	11,625	12,825	11,788
1/19	12,467	13,883	12,625
2/19	12,755	14,342	12,938
3/19	12,921	14,575	13,064
4/19	13,298	15,164	13,442
5/19	12,666	14,175	12,775
6/19	13,376	15,181	13,491
7/19	13,420	15,396	13,549
8/19	13,254	15,114	13,318
9/19	13,475	15,414	13,572
10/19	13,741	15,737	13,860
11/19	14,018	16,299	14,152
12/19	14,397	16,789	14,543
1/20	14,328	16,738	14,405
2/20	13,488	15,341	13,417
3/20	11,854	13,335	11,745
4/20	12,970	15,053	12,869
5/20	13,488	15,790	13,387
6/20	13,799	16,104	13,702
7/20	14,478	16,997	14,281
8/20	15,134	18,171	14,934
9/20	14,777	17,483	14,544
10/20	14,547	17,084	14,318
11/20	15,928	19,015	15,839
12/20	16,615	19,797	16,487
1/21	16,567	19,664	16,454
2/21	16,950	20,279	16,867
3/21	17,428	21,165	17,300
4/21	18,061	22,265	17,939
5/21	18,265	22,422	18,166
6/21	18,408	22,888	18,301
7/21	18,587	23,375	18,423
8/21	18,958	24,065	18,803
9/21	18,241	22,969	18,174
10/21	19,041	24,542	18,919
11/21	18,695	24,330	18,516
12/21	19,460	25,429	19,215
1/22	18,480	24,071	18,306
2/22	18,028	23,430	18,000
3/22	18,241	24,249	18,248
4/22	16,897	22,162	16,993
5/22	16,947	22,218	17,064
6/22	15,666	20,366	15,784
7/22	16,834	22,266	16,834
8/22	16,168	21,369	16,239
9/22	14,824	19,397	14,863
10/22	15,703	21,015	15,685
11/22	16,708	22,188	16,751
12/22	15,976	20,908	16,226
1/23	17,043	22,274	17,284
2/23	16,605	21,746	16,860
3/23	16,948	22,405	17,212
4/23	17,112	22,700	17,423
5/23	16,920	22,741	17,169
6/23	17,783	24,284	17,981
7/23	18,234	25,090	18,509
8/23	17,837	24,656	18,095
9/23	17,084	23,467	17,399
10/23	16,619	22,909	16,905
11/23	17,947	24,988	18,262
12/23	18,880	26,232	19,173
1/24	18,880	26,582	19,199
2/24	19,601	27,997	19,794
3/24	20,208	28,936	20,328
4/24	19,488	27,711	19,690
5/24	20,293	29,077	20,410
6/24	20,504	29,996	20,687
7/24	20,970	30,503	21,174
8/24	21,380	31,170	21,612
9/24	21,747	31,808	22,031
10/24	21,267	31,510	21,519
11/24	22,044	33,451	22,190
12/24	21,427	32,515	21,641
1/25	22,010	33,440	22,196
2/25	22,010	32,911	22,174
3/25	21,252	31,056	21,571
4/25	21,209	30,792	21,719
5/25	22,156	32,708	22,629
6/25	23,002	34,338	23,435
7/25	23,191	35,087	23,642
8/25	23,789	35,864	24,250
9/25	24,488	37,090	24,886
10/25	24,824	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.72%	11.28%	9.52%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,191,302,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,191,302 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 29.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
International Equity Funds	24.47%
Fixed Income Funds	22.28%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159892
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	R-6
Trading Symbol	PLMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $24,907	S&P 1500 Index $37,877	S&P Target Date 2040 Index $25,253
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,008
12/15	9,821	9,857	9,806
1/16	9,406	9,359	9,397
2/16	9,365	9,360	9,353
3/16	9,963	10,011	9,936
4/16	10,034	10,058	10,021
5/16	10,135	10,242	10,112
6/16	10,145	10,271	10,135
7/16	10,499	10,659	10,463
8/16	10,530	10,680	10,491
9/16	10,570	10,679	10,527
10/16	10,327	10,469	10,329
11/16	10,520	10,918	10,509
12/16	10,683	11,141	10,711
1/17	10,900	11,342	10,910
2/17	11,159	11,772	11,163
3/17	11,242	11,780	11,253
4/17	11,397	11,899	11,391
5/17	11,543	12,037	11,554
6/17	11,636	12,129	11,632
7/17	11,895	12,364	11,866
8/17	11,947	12,375	11,871
9/17	12,185	12,667	12,121
10/17	12,392	12,957	12,333
11/17	12,610	13,362	12,588
12/17	12,728	13,495	12,731
1/18	13,258	14,227	13,241
2/18	12,749	13,695	12,763
3/18	12,633	13,398	12,611
4/18	12,675	13,446	12,692
5/18	12,834	13,802	12,846
6/18	12,781	13,887	12,818
7/18	13,099	14,383	13,123
8/18	13,301	14,858	13,294
9/18	13,258	14,908	13,295
10/18	12,336	13,845	12,410
11/18	12,473	14,135	12,602
12/18	11,639	12,825	11,788
1/19	12,493	13,883	12,625
2/19	12,770	14,342	12,938
3/19	12,947	14,575	13,064
4/19	13,324	15,164	13,442
5/19	12,692	14,175	12,775
6/19	13,402	15,181	13,491
7/19	13,446	15,396	13,549
8/19	13,280	15,114	13,318
9/19	13,501	15,414	13,572
10/19	13,756	15,737	13,860
11/19	14,045	16,299	14,152
12/19	14,427	16,789	14,543
1/20	14,358	16,738	14,405
2/20	13,518	15,341	13,417
3/20	11,883	13,335	11,745
4/20	13,000	15,053	12,869
5/20	13,518	15,790	13,387
6/20	13,829	16,104	13,702
7/20	14,508	16,997	14,281
8/20	15,164	18,171	14,934
9/20	14,807	17,483	14,544
10/20	14,577	17,084	14,318
11/20	15,959	19,015	15,839
12/20	16,651	19,797	16,487
1/21	16,603	19,664	16,454
2/21	16,986	20,279	16,867
3/21	17,464	21,165	17,300
4/21	18,110	22,265	17,939
5/21	18,302	22,422	18,166
6/21	18,445	22,888	18,301
7/21	18,625	23,375	18,423
8/21	18,995	24,065	18,803
9/21	18,278	22,969	18,174
10/21	19,091	24,542	18,919
11/21	18,744	24,330	18,516
12/21	19,502	25,429	19,215
1/22	18,522	24,071	18,306
2/22	18,069	23,430	18,000
3/22	18,283	24,249	18,248
4/22	16,937	22,162	16,993
5/22	17,000	22,218	17,064
6/22	15,705	20,366	15,784
7/22	16,874	22,266	16,834
8/22	16,221	21,369	16,239
9/22	14,863	19,397	14,863
10/22	15,743	21,015	15,685
11/22	16,749	22,188	16,751
12/22	16,007	20,908	16,226
1/23	17,090	22,274	17,284
2/23	16,651	21,746	16,860
3/23	16,994	22,405	17,212
4/23	17,158	22,700	17,423
5/23	16,966	22,741	17,169
6/23	17,830	24,284	17,981
7/23	18,296	25,090	18,509
8/23	17,885	24,656	18,095
9/23	17,131	23,467	17,399
10/23	16,665	22,909	16,905
11/23	17,994	24,988	18,262
12/23	18,934	26,232	19,173
1/24	18,948	26,582	19,199
2/24	19,655	27,997	19,794
3/24	20,277	28,936	20,328
4/24	19,542	27,711	19,690
5/24	20,348	29,077	20,410
6/24	20,560	29,996	20,687
7/24	21,041	30,503	21,174
8/24	21,451	31,170	21,612
9/24	21,818	31,808	22,031
10/24	21,323	31,510	21,519
11/24	22,115	33,451	22,190
12/24	21,505	32,515	21,641
1/25	22,074	33,440	22,196
2/25	22,089	32,911	22,174
3/25	21,330	31,056	21,571
4/25	21,286	30,792	21,719
5/25	22,220	32,708	22,629
6/25	23,082	34,338	23,435
7/25	23,272	35,087	23,642
8/25	23,870	35,864	24,250
9/25	24,585	37,090	24,886
10/25	24,907	37,877	25,253

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	16.80%	11.31%	9.55%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2040 Index	17.35%	12.02%	9.71%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,191,302,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,191,302 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 29.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.26%
International Equity Funds	24.47%
Fixed Income Funds	22.28%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199324
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Class J
Trading Symbol	PHJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $25,598	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	9,998	10,045	10,010
12/15	9,807	9,857	9,800
1/16	9,360	9,359	9,369
2/16	9,317	9,360	9,320
3/16	9,933	10,011	9,923
4/16	10,002	10,058	10,011
5/16	10,111	10,242	10,104
6/16	10,109	10,271	10,121
7/16	10,482	10,659	10,462
8/16	10,500	10,680	10,492
9/16	10,538	10,679	10,530
10/16	10,293	10,469	10,327
11/16	10,493	10,918	10,525
12/16	10,670	11,141	10,735
1/17	10,895	11,342	10,943
2/17	11,161	11,772	11,207
3/17	11,231	11,780	11,302
4/17	11,393	11,899	11,444
5/17	11,535	12,037	11,612
6/17	11,625	12,129	11,692
7/17	11,890	12,364	11,936
8/17	11,939	12,375	11,940
9/17	12,194	12,667	12,201
10/17	12,397	12,957	12,421
11/17	12,631	13,362	12,686
12/17	12,754	13,495	12,835
1/18	13,308	14,227	13,373
2/18	12,780	13,695	12,876
3/18	12,643	13,398	12,715
4/18	12,685	13,446	12,802
5/18	12,854	13,802	12,957
6/18	12,791	13,887	12,925
7/18	13,127	14,383	13,242
8/18	13,327	14,858	13,417
9/18	13,295	14,908	13,418
10/18	12,318	13,845	12,494
11/18	12,465	14,135	12,693
12/18	11,564	12,825	11,841
1/19	12,444	13,883	12,706
2/19	12,741	14,342	13,031
3/19	12,894	14,575	13,155
4/19	13,301	15,164	13,548
5/19	12,620	14,175	12,845
6/19	13,345	15,181	13,591
7/19	13,400	15,396	13,649
8/19	13,191	15,114	13,393
9/19	13,422	15,414	13,663
10/19	13,697	15,737	13,967
11/19	14,005	16,299	14,271
12/19	14,405	16,789	14,685
1/20	14,314	16,738	14,529
2/20	13,404	15,341	13,478
3/20	11,674	13,335	11,726
4/20	12,835	15,053	12,887
5/20	13,369	15,790	13,423
6/20	13,688	16,104	13,754
7/20	14,393	16,997	14,355
8/20	15,076	18,171	15,052
9/20	14,701	17,483	14,639
10/20	14,462	17,084	14,402
11/20	15,918	19,015	16,004
12/20	16,635	19,797	16,691
1/21	16,588	19,664	16,662
2/21	17,012	20,279	17,111
3/21	17,517	21,165	17,582
4/21	18,199	22,265	18,258
5/21	18,399	22,422	18,501
6/21	18,540	22,888	18,637
7/21	18,716	23,375	18,759
8/21	19,116	24,065	19,167
9/21	18,352	22,969	18,497
10/21	19,222	24,542	19,299
11/21	18,822	24,330	18,864
12/21	19,658	25,429	19,615
1/22	18,624	24,071	18,660
2/22	18,132	23,430	18,341
3/22	18,415	24,249	18,630
4/22	16,999	22,162	17,312
5/22	17,048	22,218	17,384
6/22	15,657	20,366	16,000
7/22	16,901	22,266	17,116
8/22	16,211	21,369	16,496
9/22	14,808	19,397	15,039
10/22	15,780	21,015	15,948
11/22	16,827	22,188	17,079
12/22	16,028	20,908	16,508
1/23	17,161	22,274	17,632
2/23	16,716	21,746	17,198
3/23	17,053	22,405	17,553
4/23	17,215	22,700	17,778
5/23	17,026	22,741	17,509
6/23	17,971	24,284	18,407
7/23	18,483	25,090	18,992
8/23	18,038	24,656	18,535
9/23	17,242	23,467	17,794
10/23	16,756	22,909	17,263
11/23	18,159	24,988	18,708
12/23	19,117	26,232	19,668
1/24	19,131	26,582	19,695
2/24	19,951	27,997	20,376
3/24	20,618	28,936	20,957
4/24	19,854	27,711	20,279
5/24	20,715	29,077	21,057
6/24	20,937	29,996	21,340
7/24	21,410	30,503	21,849
8/24	21,826	31,170	22,315
9/24	22,216	31,808	22,768
10/24	21,715	31,510	22,216
11/24	22,577	33,451	22,924
12/24	21,915	32,515	22,338
1/25	22,560	33,440	22,952
2/25	22,503	32,911	22,898
3/25	21,643	31,056	22,239
4/25	21,585	30,792	22,417
5/25	22,675	32,708	23,442
6/25	23,592	34,338	24,321
7/25	23,821	35,087	24,553
8/25	24,480	35,864	25,224
9/25	25,254	37,090	25,919
10/25	25,598	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	17.88%	12.10%	9.86%
Class J Shares Including Sales Charge	16.88%	12.10%	9.86%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 641,892,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$641,892 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 35.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.49%
International Equity Funds	27.51%
Fixed Income Funds	13.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145329
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Institutional
Trading Symbol	PHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $26,132	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,010
12/15	9,811	9,857	9,800
1/16	9,365	9,359	9,369
2/16	9,325	9,360	9,320
3/16	9,943	10,011	9,923
4/16	10,014	10,058	10,011
5/16	10,125	10,242	10,104
6/16	10,125	10,271	10,121
7/16	10,500	10,659	10,462
8/16	10,521	10,680	10,492
9/16	10,561	10,679	10,530
10/16	10,318	10,469	10,327
11/16	10,521	10,918	10,525
12/16	10,700	11,141	10,735
1/17	10,928	11,342	10,943
2/17	11,197	11,772	11,207
3/17	11,269	11,780	11,302
4/17	11,434	11,899	11,444
5/17	11,579	12,037	11,612
6/17	11,672	12,129	11,692
7/17	11,941	12,364	11,936
8/17	11,993	12,375	11,940
9/17	12,251	12,667	12,201
10/17	12,458	12,957	12,421
11/17	12,696	13,362	12,686
12/17	12,821	13,495	12,835
1/18	13,382	14,227	13,373
2/18	12,853	13,695	12,876
3/18	12,726	13,398	12,715
4/18	12,768	13,446	12,802
5/18	12,938	13,802	12,957
6/18	12,885	13,887	12,925
7/18	13,212	14,383	13,242
8/18	13,424	14,858	13,417
9/18	13,392	14,908	13,418
10/18	12,409	13,845	12,494
11/18	12,557	14,135	12,693
12/18	11,660	12,825	11,841
1/19	12,545	13,883	12,706
2/19	12,844	14,342	13,031
3/19	13,010	14,575	13,155
4/19	13,419	15,164	13,548
5/19	12,733	14,175	12,845
6/19	13,475	15,181	13,591
7/19	13,519	15,396	13,649
8/19	13,331	15,114	13,393
9/19	13,563	15,414	13,663
10/19	13,840	15,737	13,967
11/19	14,149	16,299	14,271
12/19	14,550	16,789	14,685
1/20	14,458	16,738	14,529
2/20	13,553	15,341	13,478
3/20	11,810	13,335	11,726
4/20	12,979	15,053	12,887
5/20	13,530	15,790	13,423
6/20	13,851	16,104	13,754
7/20	14,562	16,997	14,355
8/20	15,250	18,171	15,052
9/20	14,883	17,483	14,639
10/20	14,642	17,084	14,402
11/20	16,121	19,015	16,004
12/20	16,845	19,797	16,691
1/21	16,810	19,664	16,662
2/21	17,237	20,279	17,111
3/21	17,759	21,165	17,582
4/21	18,447	22,265	18,258
5/21	18,648	22,422	18,501
6/21	18,791	22,888	18,637
7/21	18,980	23,375	18,759
8/21	19,384	24,065	19,167
9/21	18,625	22,969	18,497
10/21	19,502	24,542	19,299
11/21	19,099	24,330	18,864
12/21	19,945	25,429	19,615
1/22	18,900	24,071	18,660
2/22	18,415	23,430	18,341
3/22	18,701	24,249	18,630
4/22	17,259	22,162	17,312
5/22	17,309	22,218	17,384
6/22	15,904	20,366	16,000
7/22	17,160	22,266	17,116
8/22	16,476	21,369	16,496
9/22	15,046	19,397	15,039
10/22	16,040	21,015	15,948
11/22	17,110	22,188	17,079
12/22	16,302	20,908	16,508
1/23	17,447	22,274	17,632
2/23	16,997	21,746	17,198
3/23	17,338	22,405	17,553
4/23	17,516	22,700	17,778
5/23	17,325	22,741	17,509
6/23	18,293	24,284	18,407
7/23	18,812	25,090	18,992
8/23	18,361	24,656	18,535
9/23	17,557	23,467	17,794
10/23	17,066	22,909	17,263
11/23	18,484	24,988	18,708
12/23	19,460	26,232	19,668
1/24	19,474	26,582	19,695
2/24	20,318	27,997	20,376
3/24	20,993	28,936	20,957
4/24	20,219	27,711	20,279
5/24	21,105	29,077	21,057
6/24	21,330	29,996	21,340
7/24	21,822	30,503	21,849
8/24	22,244	31,170	22,315
9/24	22,638	31,808	22,768
10/24	22,132	31,510	22,216
11/24	23,018	33,451	22,924
12/24	22,343	32,515	22,338
1/25	22,996	33,440	22,952
2/25	22,953	32,911	22,898
3/25	22,067	31,056	22,239
4/25	22,024	30,792	22,417
5/25	23,127	32,708	23,442
6/25	24,071	34,338	24,321
7/25	24,317	35,087	24,553
8/25	24,971	35,864	25,224
9/25	25,769	37,090	25,919
10/25	26,132	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	18.08%	12.28%	10.08%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 641,892,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$641,892 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 35.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.49%
International Equity Funds	27.51%
Fixed Income Funds	13.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159893
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	R-6
Trading Symbol	PLNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $26,210	S&P 1500 Index $37,877	S&P Target Date 2045 Index $26,319
10/15	10,000	10,000	10,000
11/15	9,990	10,045	10,010
12/15	9,811	9,857	9,800
1/16	9,365	9,359	9,369
2/16	9,325	9,360	9,320
3/16	9,943	10,011	9,923
4/16	10,014	10,058	10,011
5/16	10,125	10,242	10,104
6/16	10,125	10,271	10,121
7/16	10,500	10,659	10,462
8/16	10,521	10,680	10,492
9/16	10,561	10,679	10,530
10/16	10,318	10,469	10,327
11/16	10,521	10,918	10,525
12/16	10,700	11,141	10,735
1/17	10,938	11,342	10,943
2/17	11,197	11,772	11,207
3/17	11,279	11,780	11,302
4/17	11,434	11,899	11,444
5/17	11,589	12,037	11,612
6/17	11,682	12,129	11,692
7/17	11,951	12,364	11,936
8/17	12,003	12,375	11,940
9/17	12,261	12,667	12,201
10/17	12,468	12,957	12,421
11/17	12,696	13,362	12,686
12/17	12,832	13,495	12,835
1/18	13,392	14,227	13,373
2/18	12,863	13,695	12,876
3/18	12,737	13,398	12,715
4/18	12,779	13,446	12,802
5/18	12,948	13,802	12,957
6/18	12,895	13,887	12,925
7/18	13,223	14,383	13,242
8/18	13,434	14,858	13,417
9/18	13,402	14,908	13,418
10/18	12,419	13,845	12,494
11/18	12,567	14,135	12,693
12/18	11,672	12,825	11,841
1/19	12,557	13,883	12,706
2/19	12,856	14,342	13,031
3/19	13,022	14,575	13,155
4/19	13,432	15,164	13,548
5/19	12,746	14,175	12,845
6/19	13,487	15,181	13,591
7/19	13,542	15,396	13,649
8/19	13,343	15,114	13,393
9/19	13,575	15,414	13,663
10/19	13,863	15,737	13,967
11/19	14,162	16,299	14,271
12/19	14,565	16,789	14,685
1/20	14,473	16,738	14,529
2/20	13,567	15,341	13,478
3/20	11,824	13,335	11,726
4/20	12,994	15,053	12,887
5/20	13,544	15,790	13,423
6/20	13,865	16,104	13,754
7/20	14,576	16,997	14,355
8/20	15,276	18,171	15,052
9/20	14,909	17,483	14,639
10/20	14,668	17,084	14,402
11/20	16,148	19,015	16,004
12/20	16,876	19,797	16,691
1/21	16,829	19,664	16,662
2/21	17,268	20,279	17,111
3/21	17,778	21,165	17,582
4/21	18,478	22,265	18,258
5/21	18,680	22,422	18,501
6/21	18,823	22,888	18,637
7/21	19,013	23,375	18,759
8/21	19,428	24,065	19,167
9/21	18,657	22,969	18,497
10/21	19,535	24,542	19,299
11/21	19,143	24,330	18,864
12/21	19,982	25,429	19,615
1/22	18,937	24,071	18,660
2/22	18,439	23,430	18,341
3/22	18,738	24,249	18,630
4/22	17,295	22,162	17,312
5/22	17,345	22,218	17,384
6/22	15,939	20,366	16,000
7/22	17,195	22,266	17,116
8/22	16,511	21,369	16,496
9/22	15,080	19,397	15,039
10/22	16,075	21,015	15,948
11/22	17,145	22,188	17,079
12/22	16,329	20,908	16,508
1/23	17,489	22,274	17,632
2/23	17,039	21,746	17,198
3/23	17,380	22,405	17,553
4/23	17,544	22,700	17,778
5/23	17,366	22,741	17,509
6/23	18,336	24,284	18,407
7/23	18,854	25,090	18,992
8/23	18,404	24,656	18,535
9/23	17,598	23,467	17,794
10/23	17,107	22,909	17,263
11/23	18,527	24,988	18,708
12/23	19,509	26,232	19,668
1/24	19,523	26,582	19,695
2/24	20,368	27,997	20,376
3/24	21,057	28,936	20,957
4/24	20,269	27,711	20,279
5/24	21,156	29,077	21,057
6/24	21,381	29,996	21,340
7/24	21,874	30,503	21,849
8/24	22,310	31,170	22,315
9/24	22,690	31,808	22,768
10/24	22,197	31,510	22,216
11/24	23,084	33,451	22,924
12/24	22,401	32,515	22,338
1/25	23,055	33,440	22,952
2/25	23,012	32,911	22,898
3/25	22,140	31,056	22,239
4/25	22,082	30,792	22,417
5/25	23,186	32,708	23,442
6/25	24,146	34,338	24,321
7/25	24,378	35,087	24,553
8/25	25,047	35,864	25,224
9/25	25,847	37,090	25,919
10/25	26,210	37,877	26,319

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	18.08%	12.31%	10.12%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2045 Index	18.47%	12.82%	10.16%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 641,892,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$641,892 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 35.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	59.49%
International Equity Funds	27.51%
Fixed Income Funds	13.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199325
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Class J
Trading Symbol	PHJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $26,593	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	9,998	10,045	10,014
12/15	9,807	9,857	9,798
1/16	9,340	9,359	9,346
2/16	9,298	9,360	9,290
3/16	9,932	10,011	9,913
4/16	10,001	10,058	10,001
5/16	10,110	10,242	10,097
6/16	10,108	10,271	10,105
7/16	10,479	10,659	10,460
8/16	10,507	10,680	10,489
9/16	10,545	10,679	10,527
10/16	10,291	10,469	10,319
11/16	10,511	10,918	10,536
12/16	10,692	11,141	10,753
1/17	10,927	11,342	10,971
2/17	11,193	11,772	11,243
3/17	11,273	11,780	11,345
4/17	11,436	11,899	11,490
5/17	11,588	12,037	11,663
6/17	11,679	12,129	11,746
7/17	11,954	12,364	11,995
8/17	12,003	12,375	11,997
9/17	12,269	12,667	12,267
10/17	12,483	12,957	12,495
11/17	12,717	13,362	12,771
12/17	12,851	13,495	12,922
1/18	13,428	14,227	13,479
2/18	12,878	13,695	12,967
3/18	12,751	13,398	12,801
4/18	12,814	13,446	12,892
5/18	12,983	13,802	13,054
6/18	12,920	13,887	13,021
7/18	13,267	14,383	13,347
8/18	13,478	14,858	13,524
9/18	13,436	14,908	13,525
10/18	12,424	13,845	12,572
11/18	12,572	14,135	12,778
12/18	11,621	12,825	11,895
1/19	12,534	13,883	12,782
2/19	12,842	14,342	13,116
3/19	13,007	14,575	13,238
4/19	13,425	15,164	13,642
5/19	12,699	14,175	12,912
6/19	13,458	15,181	13,677
7/19	13,513	15,396	13,735
8/19	13,282	15,114	13,463
9/19	13,535	15,414	13,741
10/19	13,822	15,737	14,052
11/19	14,130	16,299	14,366
12/19	14,551	16,789	14,792
1/20	14,437	16,738	14,624
2/20	13,476	15,341	13,541
3/20	11,669	13,335	11,751
4/20	12,870	15,053	12,934
5/20	13,430	15,790	13,483
6/20	13,762	16,104	13,820
7/20	14,471	16,997	14,428
8/20	15,192	18,171	15,148
9/20	14,814	17,483	14,723
10/20	14,563	17,084	14,481
11/20	16,073	19,015	16,131
12/20	16,824	19,797	16,843
1/21	16,788	19,664	16,817
2/21	17,237	20,279	17,289
3/21	17,768	21,165	17,782
4/21	18,477	22,265	18,479
5/21	18,689	22,422	18,730
6/21	18,831	22,888	18,864
7/21	19,008	23,375	18,984
8/21	19,433	24,065	19,409
9/21	18,642	22,969	18,713
10/21	19,539	24,542	19,548
11/21	19,126	24,330	19,092
12/21	19,995	25,429	19,874
1/22	18,921	24,071	18,890
2/22	18,415	23,430	18,565
3/22	18,736	24,249	18,877
4/22	17,255	22,162	17,521
5/22	17,304	22,218	17,593
6/22	15,835	20,366	16,161
7/22	17,131	22,266	17,308
8/22	16,428	21,369	16,675
9/22	14,959	19,397	15,180
10/22	16,020	21,015	16,126
11/22	17,119	22,188	17,288
12/22	16,269	20,908	16,699
1/23	17,443	22,274	17,855
2/23	16,998	21,746	17,415
3/23	17,322	22,405	17,769
4/23	17,497	22,700	17,998
5/23	17,308	22,741	17,721
6/23	18,334	24,284	18,667
7/23	18,874	25,090	19,286
8/23	18,415	24,656	18,805
9/23	17,578	23,467	18,040
10/23	17,065	22,909	17,488
11/23	18,523	24,988	18,981
12/23	19,537	26,232	19,970
1/24	19,551	26,582	19,996
2/24	20,453	27,997	20,723
3/24	21,189	28,936	21,332
4/24	20,370	27,711	20,633
5/24	21,314	29,077	21,442
6/24	21,536	29,996	21,748
7/24	22,022	30,503	22,272
8/24	22,467	31,170	22,748
9/24	22,856	31,808	23,215
10/24	22,356	31,510	22,669
11/24	23,300	33,451	23,446
12/24	22,585	32,515	22,826
1/25	23,287	33,440	23,464
2/25	23,186	32,911	23,376
3/25	22,242	31,056	22,654
4/25	22,170	30,792	22,807
5/25	23,387	32,708	23,889
6/25	24,389	34,338	24,814
7/25	24,661	35,087	25,071
8/25	25,362	35,864	25,768
9/25	26,206	37,090	26,498
10/25	26,593	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	18.95%	12.80%	10.27%
Class J Shares Including Sales Charge	17.95%	12.80%	10.27%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 607,222,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$607,222 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.70%
International Equity Funds	30.01%
Fixed Income Funds	5.30%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145332
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Institutional
Trading Symbol	PHTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,163	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,014
12/15	9,810	9,857	9,798
1/16	9,346	9,359	9,346
2/16	9,305	9,360	9,290
3/16	9,942	10,011	9,913
4/16	10,013	10,058	10,001
5/16	10,124	10,242	10,097
6/16	10,124	10,271	10,105
7/16	10,497	10,659	10,460
8/16	10,528	10,680	10,489
9/16	10,568	10,679	10,527
10/16	10,316	10,469	10,319
11/16	10,538	10,918	10,536
12/16	10,722	11,141	10,753
1/17	10,960	11,342	10,971
2/17	11,229	11,772	11,243
3/17	11,312	11,780	11,345
4/17	11,477	11,899	11,490
5/17	11,633	12,037	11,663
6/17	11,726	12,129	11,746
7/17	12,005	12,364	11,995
8/17	12,057	12,375	11,997
9/17	12,326	12,667	12,267
10/17	12,543	12,957	12,495
11/17	12,782	13,362	12,771
12/17	12,919	13,495	12,922
1/18	13,502	14,227	13,479
2/18	12,951	13,695	12,967
3/18	12,824	13,398	12,801
4/18	12,877	13,446	12,892
5/18	13,046	13,802	13,054
6/18	12,993	13,887	13,021
7/18	13,332	14,383	13,347
8/18	13,555	14,858	13,524
9/18	13,523	14,908	13,525
10/18	12,495	13,845	12,572
11/18	12,644	14,135	12,778
12/18	11,696	12,825	11,895
1/19	12,616	13,883	12,782
2/19	12,937	14,342	13,116
3/19	13,103	14,575	13,238
4/19	13,524	15,164	13,642
5/19	12,793	14,175	12,912
6/19	13,568	15,181	13,677
7/19	13,613	15,396	13,735
8/19	13,391	15,114	13,463
9/19	13,646	15,414	13,741
10/19	13,945	15,737	14,052
11/19	14,255	16,299	14,366
12/19	14,688	16,789	14,792
1/20	14,573	16,738	14,624
2/20	13,605	15,341	13,541
3/20	11,783	13,335	11,751
4/20	13,005	15,053	12,934
5/20	13,570	15,790	13,483
6/20	13,904	16,104	13,820
7/20	14,631	16,997	14,428
8/20	15,369	18,171	15,148
9/20	14,977	17,483	14,723
10/20	14,723	17,084	14,481
11/20	16,268	19,015	16,131
12/20	17,029	19,797	16,843
1/21	16,993	19,664	16,817
2/21	17,458	20,279	17,289
3/21	17,994	21,165	17,782
4/21	18,709	22,265	18,479
5/21	18,923	22,422	18,730
6/21	19,078	22,888	18,864
7/21	19,269	23,375	18,984
8/21	19,686	24,065	19,409
9/21	18,888	22,969	18,713
10/21	19,817	24,542	19,548
11/21	19,388	24,330	19,092
12/21	20,284	25,429	19,874
1/22	19,186	24,071	18,890
2/22	18,687	23,430	18,565
3/22	19,011	24,249	18,877
4/22	17,502	22,162	17,521
5/22	17,564	22,218	17,593
6/22	16,080	20,366	16,161
7/22	17,402	22,266	17,308
8/22	16,691	21,369	16,675
9/22	15,194	19,397	15,180
10/22	16,279	21,015	16,126
11/22	17,389	22,188	17,288
12/22	16,534	20,908	16,699
1/23	17,736	22,274	17,855
2/23	17,271	21,746	17,415
3/23	17,613	22,405	17,769
4/23	17,791	22,700	17,998
5/23	17,599	22,741	17,721
6/23	18,652	24,284	18,667
7/23	19,212	25,090	19,286
8/23	18,734	24,656	18,805
9/23	17,886	23,467	18,040
10/23	17,367	22,909	17,488
11/23	18,857	24,988	18,981
12/23	19,894	26,232	19,970
1/24	19,908	26,582	19,996
2/24	20,836	27,997	20,723
3/24	21,582	28,936	21,332
4/24	20,752	27,711	20,633
5/24	21,709	29,077	21,442
6/24	21,948	29,996	21,748
7/24	22,440	30,503	22,272
8/24	22,905	31,170	22,748
9/24	23,298	31,808	23,215
10/24	22,792	31,510	22,669
11/24	23,749	33,451	23,446
12/24	23,040	32,515	22,826
1/25	23,751	33,440	23,464
2/25	23,649	32,911	23,376
3/25	22,691	31,056	22,654
4/25	22,619	30,792	22,807
5/25	23,867	32,708	23,889
6/25	24,898	34,338	24,814
7/25	25,174	35,087	25,071
8/25	25,885	35,864	25,768
9/25	26,756	37,090	26,498
10/25	27,163	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.18%	13.03%	10.51%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 607,222,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$607,222 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.70%
International Equity Funds	30.01%
Fixed Income Funds	5.30%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159894
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	R-6
Trading Symbol	PLJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $27,222	S&P 1500 Index $37,877	S&P Target Date 2050 Index $26,918
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,014
12/15	9,810	9,857	9,798
1/16	9,346	9,359	9,346
2/16	9,295	9,360	9,290
3/16	9,932	10,011	9,913
4/16	10,002	10,058	10,001
5/16	10,124	10,242	10,097
6/16	10,124	10,271	10,105
7/16	10,497	10,659	10,460
8/16	10,528	10,680	10,489
9/16	10,568	10,679	10,527
10/16	10,316	10,469	10,319
11/16	10,538	10,918	10,536
12/16	10,712	11,141	10,753
1/17	10,960	11,342	10,971
2/17	11,229	11,772	11,243
3/17	11,312	11,780	11,345
4/17	11,478	11,899	11,490
5/17	11,633	12,037	11,663
6/17	11,726	12,129	11,746
7/17	12,006	12,364	11,995
8/17	12,057	12,375	11,997
9/17	12,326	12,667	12,267
10/17	12,544	12,957	12,495
11/17	12,782	13,362	12,771
12/17	12,919	13,495	12,922
1/18	13,502	14,227	13,479
2/18	12,962	13,695	12,967
3/18	12,824	13,398	12,801
4/18	12,877	13,446	12,892
5/18	13,057	13,802	13,054
6/18	12,994	13,887	13,021
7/18	13,343	14,383	13,347
8/18	13,555	14,858	13,524
9/18	13,523	14,908	13,525
10/18	12,506	13,845	12,572
11/18	12,654	14,135	12,778
12/18	11,698	12,825	11,895
1/19	12,617	13,883	12,782
2/19	12,938	14,342	13,116
3/19	13,104	14,575	13,238
4/19	13,525	15,164	13,642
5/19	12,805	14,175	12,912
6/19	13,570	15,181	13,677
7/19	13,625	15,396	13,735
8/19	13,404	15,114	13,463
9/19	13,658	15,414	13,741
10/19	13,946	15,737	14,052
11/19	14,268	16,299	14,366
12/19	14,692	16,789	14,792
1/20	14,588	16,738	14,624
2/20	13,608	15,341	13,541
3/20	11,798	13,335	11,751
4/20	13,009	15,053	12,934
5/20	13,574	15,790	13,483
6/20	13,920	16,104	13,820
7/20	14,646	16,997	14,428
8/20	15,373	18,171	15,148
9/20	14,992	17,483	14,723
10/20	14,738	17,084	14,481
11/20	16,272	19,015	16,131
12/20	17,038	19,797	16,843
1/21	17,002	19,664	16,817
2/21	17,467	20,279	17,289
3/21	18,015	21,165	17,782
4/21	18,731	22,265	18,479
5/21	18,945	22,422	18,730
6/21	19,088	22,888	18,864
7/21	19,279	23,375	18,984
8/21	19,708	24,065	19,409
9/21	18,909	22,969	18,713
10/21	19,828	24,542	19,548
11/21	19,410	24,330	19,092
12/21	20,299	25,429	19,874
1/22	19,213	24,071	18,890
2/22	18,701	23,430	18,565
3/22	19,026	24,249	18,877
4/22	17,528	22,162	17,521
5/22	17,578	22,218	17,593
6/22	16,105	20,366	16,161
7/22	17,416	22,266	17,308
8/22	16,704	21,369	16,675
9/22	15,218	19,397	15,180
10/22	16,292	21,015	16,126
11/22	17,416	22,188	17,288
12/22	16,552	20,908	16,699
1/23	17,756	22,274	17,855
2/23	17,304	21,746	17,415
3/23	17,646	22,405	17,769
4/23	17,810	22,700	17,998
5/23	17,633	22,741	17,721
6/23	18,672	24,284	18,667
7/23	19,233	25,090	19,286
8/23	18,768	24,656	18,805
9/23	17,906	23,467	18,040
10/23	17,400	22,909	17,488
11/23	18,891	24,988	18,981
12/23	19,921	26,232	19,970
1/24	19,935	26,582	19,996
2/24	20,865	27,997	20,723
3/24	21,626	28,936	21,332
4/24	20,794	27,711	20,633
5/24	21,738	29,077	21,442
6/24	21,978	29,996	21,748
7/24	22,485	30,503	22,272
8/24	22,936	31,170	22,748
9/24	23,344	31,808	23,215
10/24	22,823	31,510	22,669
11/24	23,795	33,451	23,446
12/24	23,078	32,515	22,826
1/25	23,790	33,440	23,464
2/25	23,703	32,911	23,376
3/25	22,729	31,056	22,654
4/25	22,671	30,792	22,807
5/25	23,907	32,708	23,889
6/25	24,954	34,338	24,814
7/25	25,215	35,087	25,071
8/25	25,942	35,864	25,768
9/25	26,815	37,090	26,498
10/25	27,222	37,877	26,918

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	19.27%	13.06%	10.53%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2050 Index	18.74%	13.20%	10.41%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 607,222,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$607,222 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	64.70%
International Equity Funds	30.01%
Fixed Income Funds	5.30%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199316
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Class J
Trading Symbol	PHJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $26,842	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	9,998	10,045	10,014
12/15	9,806	9,857	9,793
1/16	9,329	9,359	9,329
2/16	9,277	9,360	9,269
3/16	9,921	10,011	9,903
4/16	10,000	10,058	9,993
5/16	10,119	10,242	10,090
6/16	10,107	10,271	10,093
7/16	10,488	10,659	10,455
8/16	10,516	10,680	10,487
9/16	10,554	10,679	10,525
10/16	10,300	10,469	10,314
11/16	10,530	10,918	10,545
12/16	10,706	11,141	10,766
1/17	10,950	11,342	10,990
2/17	11,225	11,772	11,269
3/17	11,315	11,780	11,374
4/17	11,467	11,899	11,521
5/17	11,629	12,037	11,697
6/17	11,719	12,129	11,781
7/17	12,004	12,364	12,033
8/17	12,052	12,375	12,035
9/17	12,327	12,667	12,309
10/17	12,539	12,957	12,540
11/17	12,793	13,362	12,817
12/17	12,926	13,495	12,970
1/18	13,520	14,227	13,538
2/18	12,963	13,695	13,023
3/18	12,816	13,398	12,853
4/18	12,879	13,446	12,945
5/18	13,057	13,802	13,106
6/18	12,994	13,887	13,072
7/18	13,340	14,383	13,401
8/18	13,560	14,858	13,578
9/18	13,528	14,908	13,579
10/18	12,471	13,845	12,618
11/18	12,617	14,135	12,825
12/18	11,622	12,825	11,936
1/19	12,575	13,883	12,829
2/19	12,893	14,342	13,164
3/19	13,046	14,575	13,286
4/19	13,484	15,164	13,692
5/19	12,728	14,175	12,957
6/19	13,517	15,181	13,729
7/19	13,561	15,396	13,786
8/19	13,320	15,114	13,509
9/19	13,572	15,414	13,793
10/19	13,878	15,737	14,109
11/19	14,196	16,299	14,425
12/19	14,639	16,789	14,859
1/20	14,515	16,738	14,686
2/20	13,507	15,341	13,582
3/20	11,628	13,335	11,762
4/20	12,850	15,053	12,956
5/20	13,417	15,790	13,508
6/20	13,745	16,104	13,851
7/20	14,470	16,997	14,467
8/20	15,205	18,171	15,201
9/20	14,809	17,483	14,768
10/20	14,560	17,084	14,521
11/20	16,123	19,015	16,195
12/20	16,904	19,797	16,918
1/21	16,857	19,664	16,892
2/21	17,335	20,279	17,373
3/21	17,895	21,165	17,877
4/21	18,629	22,265	18,587
5/21	18,839	22,422	18,843
6/21	18,979	22,888	18,977
7/21	19,165	23,375	19,096
8/21	19,597	24,065	19,526
9/21	18,780	22,969	18,824
10/21	19,725	24,542	19,666
11/21	19,305	24,330	19,205
12/21	20,194	25,429	19,995
1/22	19,101	24,071	19,003
2/22	18,591	23,430	18,676
3/22	18,907	24,249	18,993
4/22	17,414	22,162	17,626
5/22	17,462	22,218	17,698
6/22	15,993	20,366	16,245
7/22	17,292	22,266	17,404
8/22	16,588	21,369	16,769
9/22	15,094	19,397	15,259
10/22	16,163	21,015	16,221
11/22	17,268	22,188	17,397
12/22	16,410	20,908	16,802
1/23	17,601	22,274	17,971
2/23	17,151	21,746	17,529
3/23	17,482	22,405	17,881
4/23	17,654	22,700	18,113
5/23	17,456	22,741	17,831
6/23	18,488	24,284	18,785
7/23	19,044	25,090	19,410
8/23	18,567	24,656	18,925
9/23	17,720	23,467	18,153
10/23	17,204	22,909	17,597
11/23	18,686	24,988	19,102
12/23	19,694	26,232	20,098
1/24	19,708	26,582	20,126
2/24	20,632	27,997	20,859
3/24	21,366	28,936	21,473
4/24	20,537	27,711	20,769
5/24	21,475	29,077	21,585
6/24	21,706	29,996	21,891
7/24	22,209	30,503	22,423
8/24	22,644	31,170	22,909
9/24	23,038	31,808	23,385
10/24	22,521	31,510	22,822
11/24	23,486	33,451	23,608
12/24	22,768	32,515	22,976
1/25	23,468	33,440	23,635
2/25	23,370	32,911	23,540
3/25	22,404	31,056	22,802
4/25	22,334	30,792	22,969
5/25	23,566	32,708	24,090
6/25	24,602	34,338	25,038
7/25	24,868	35,087	25,303
8/25	25,582	35,864	26,017
9/25	26,436	37,090	26,768
10/25	26,842	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	19.19%	13.01%	10.38%
Class J Shares Including Sales Charge	18.19%	13.01%	10.38%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 389,712,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$389,712 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.25%
International Equity Funds	30.75%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145305
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Institutional
Trading Symbol	PLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,499	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	10,000	10,045	10,014
12/15	9,809	9,857	9,793
1/16	9,335	9,359	9,329
2/16	9,284	9,360	9,269
3/16	9,931	10,011	9,903
4/16	10,011	10,058	9,993
5/16	10,133	10,242	10,090
6/16	10,123	10,271	10,093
7/16	10,507	10,659	10,455
8/16	10,537	10,680	10,487
9/16	10,577	10,679	10,525
10/16	10,325	10,469	10,314
11/16	10,557	10,918	10,545
12/16	10,736	11,141	10,766
1/17	10,983	11,342	10,990
2/17	11,261	11,772	11,269
3/17	11,354	11,780	11,374
4/17	11,509	11,899	11,521
5/17	11,673	12,037	11,697
6/17	11,766	12,129	11,781
7/17	12,055	12,364	12,033
8/17	12,106	12,375	12,035
9/17	12,384	12,667	12,309
10/17	12,601	12,957	12,540
11/17	12,858	13,362	12,817
12/17	12,995	13,495	12,970
1/18	13,595	14,227	13,538
2/18	13,037	13,695	13,023
3/18	12,900	13,398	12,853
4/18	12,953	13,446	12,945
5/18	13,132	13,802	13,106
6/18	13,068	13,887	13,072
7/18	13,426	14,383	13,401
8/18	13,648	14,858	13,578
9/18	13,616	14,908	13,579
10/18	12,563	13,845	12,618
11/18	12,710	14,135	12,825
12/18	11,718	12,825	11,936
1/19	12,666	13,883	12,829
2/19	12,997	14,342	13,164
3/19	13,162	14,575	13,286
4/19	13,592	15,164	13,692
5/19	12,843	14,175	12,957
6/19	13,636	15,181	13,729
7/19	13,680	15,396	13,786
8/19	13,438	15,114	13,509
9/19	13,702	15,414	13,793
10/19	14,011	15,737	14,109
11/19	14,342	16,299	14,425
12/19	14,784	16,789	14,859
1/20	14,658	16,738	14,686
2/20	13,643	15,341	13,582
3/20	11,749	13,335	11,762
4/20	12,981	15,053	12,956
5/20	13,563	15,790	13,508
6/20	13,905	16,104	13,851
7/20	14,635	16,997	14,467
8/20	15,388	18,171	15,201
9/20	14,989	17,483	14,768
10/20	14,738	17,084	14,521
11/20	16,324	19,015	16,195
12/20	17,115	19,797	16,918
1/21	17,068	19,664	16,892
2/21	17,562	20,279	17,373
3/21	18,139	21,165	17,877
4/21	18,880	22,265	18,587
5/21	19,103	22,422	18,843
6/21	19,244	22,888	18,977
7/21	19,433	23,375	19,096
8/21	19,880	24,065	19,526
9/21	19,056	22,969	18,824
10/21	20,009	24,542	19,666
11/21	19,597	24,330	19,205
12/21	20,492	25,429	19,995
1/22	19,388	24,071	19,003
2/22	18,885	23,430	18,676
3/22	19,204	24,249	18,993
4/22	17,694	22,162	17,626
5/22	17,743	22,218	17,698
6/22	16,246	20,366	16,245
7/22	17,584	22,266	17,404
8/22	16,860	21,369	16,769
9/22	15,363	19,397	15,259
10/22	16,443	21,015	16,221
11/22	17,572	22,188	17,397
12/22	16,700	20,908	16,802
1/23	17,919	22,274	17,971
2/23	17,464	21,746	17,529
3/23	17,798	22,405	17,881
4/23	17,972	22,700	18,113
5/23	17,785	22,741	17,831
6/23	18,843	24,284	18,785
7/23	19,405	25,090	19,410
8/23	18,937	24,656	18,925
9/23	18,066	23,467	18,153
10/23	17,544	22,909	17,597
11/23	19,057	24,988	19,102
12/23	20,099	26,232	20,098
1/24	20,113	26,582	20,126
2/24	21,049	27,997	20,859
3/24	21,807	28,936	21,473
4/24	20,967	27,711	20,769
5/24	21,931	29,077	21,585
6/24	22,179	29,996	21,891
7/24	22,689	30,503	22,423
8/24	23,143	31,170	22,909
9/24	23,543	31,808	23,385
10/24	23,019	31,510	22,822
11/24	24,011	33,451	23,608
12/24	23,278	32,515	22,976
1/25	24,003	33,440	23,635
2/25	23,903	32,911	23,540
3/25	22,908	31,056	22,802
4/25	22,852	30,792	22,969
5/25	24,131	32,708	24,090
6/25	25,182	34,338	25,038
7/25	25,452	35,087	25,303
8/25	26,191	35,864	26,017
9/25	27,087	37,090	26,768
10/25	27,499	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.46%	13.29%	10.64%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 389,712,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$389,712 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.25%
International Equity Funds	30.75%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159885
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	R-6
Trading Symbol	PLHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $27,571	S&P 1500 Index $37,877	S&P Target Date 2055 Index $27,200
10/15	10,000	10,000	10,000
11/15	10,010	10,045	10,014
12/15	9,809	9,857	9,793
1/16	9,335	9,359	9,329
2/16	9,294	9,360	9,269
3/16	9,941	10,011	9,903
4/16	10,011	10,058	9,993
5/16	10,133	10,242	10,090
6/16	10,123	10,271	10,093
7/16	10,507	10,659	10,455
8/16	10,537	10,680	10,487
9/16	10,587	10,679	10,525
10/16	10,335	10,469	10,314
11/16	10,567	10,918	10,545
12/16	10,746	11,141	10,766
1/17	10,993	11,342	10,990
2/17	11,271	11,772	11,269
3/17	11,354	11,780	11,374
4/17	11,529	11,899	11,521
5/17	11,683	12,037	11,697
6/17	11,776	12,129	11,781
7/17	12,065	12,364	12,033
8/17	12,116	12,375	12,035
9/17	12,394	12,667	12,309
10/17	12,611	12,957	12,540
11/17	12,868	13,362	12,817
12/17	13,005	13,495	12,970
1/18	13,605	14,227	13,538
2/18	13,047	13,695	13,023
3/18	12,910	13,398	12,853
4/18	12,963	13,446	12,945
5/18	13,142	13,802	13,106
6/18	13,078	13,887	13,072
7/18	13,437	14,383	13,401
8/18	13,668	14,858	13,578
9/18	13,626	14,908	13,579
10/18	12,573	13,845	12,618
11/18	12,731	14,135	12,825
12/18	11,728	12,825	11,936
1/19	12,676	13,883	12,829
2/19	13,007	14,342	13,164
3/19	13,172	14,575	13,286
4/19	13,613	15,164	13,692
5/19	12,853	14,175	12,957
6/19	13,646	15,181	13,729
7/19	13,701	15,396	13,786
8/19	13,459	15,114	13,509
9/19	13,723	15,414	13,793
10/19	14,021	15,737	14,109
11/19	14,352	16,299	14,425
12/19	14,805	16,789	14,859
1/20	14,679	16,738	14,686
2/20	13,664	15,341	13,582
3/20	11,759	13,335	11,762
4/20	13,002	15,053	12,956
5/20	13,584	15,790	13,508
6/20	13,926	16,104	13,851
7/20	14,656	16,997	14,467
8/20	15,409	18,171	15,201
9/20	15,010	17,483	14,768
10/20	14,759	17,084	14,521
11/20	16,344	19,015	16,195
12/20	17,136	19,797	16,918
1/21	17,101	19,664	16,892
2/21	17,595	20,279	17,373
3/21	18,160	21,165	17,877
4/21	18,901	22,265	18,587
5/21	19,136	22,422	18,843
6/21	19,277	22,888	18,977
7/21	19,465	23,375	19,096
8/21	19,912	24,065	19,526
9/21	19,089	22,969	18,824
10/21	20,041	24,542	19,666
11/21	19,630	24,330	19,205
12/21	20,529	25,429	19,995
1/22	19,424	24,071	19,003
2/22	18,909	23,430	18,676
3/22	19,240	24,249	18,993
4/22	17,719	22,162	17,626
5/22	17,780	22,218	17,698
6/22	16,283	20,366	16,245
7/22	17,608	22,266	17,404
8/22	16,897	21,369	16,769
9/22	15,387	19,397	15,259
10/22	16,479	21,015	16,221
11/22	17,608	22,188	17,397
12/22	16,743	20,908	16,802
1/23	17,948	22,274	17,971
2/23	17,493	21,746	17,529
3/23	17,841	22,405	17,881
4/23	18,015	22,700	18,113
5/23	17,828	22,741	17,831
6/23	18,886	24,284	18,785
7/23	19,448	25,090	19,410
8/23	18,979	24,656	18,925
9/23	18,109	23,467	18,153
10/23	17,586	22,909	17,597
11/23	19,100	24,988	19,102
12/23	20,147	26,232	20,098
1/24	20,161	26,582	20,126
2/24	21,098	27,997	20,859
3/24	21,856	28,936	21,473
4/24	21,029	27,711	20,769
5/24	21,993	29,077	21,585
6/24	22,228	29,996	21,891
7/24	22,738	30,503	22,423
8/24	23,192	31,170	22,909
9/24	23,606	31,808	23,385
10/24	23,082	31,510	22,822
11/24	24,074	33,451	23,608
12/24	23,334	32,515	22,976
1/25	24,073	33,440	23,635
2/25	23,959	32,911	23,540
3/25	22,978	31,056	22,802
4/25	22,907	30,792	22,969
5/25	24,187	32,708	24,090
6/25	25,253	34,338	25,038
7/25	25,523	35,087	25,303
8/25	26,263	35,864	26,017
9/25	27,158	37,090	26,768
10/25	27,571	37,877	27,200

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	19.45%	13.31%	10.67%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2055 Index	19.18%	13.37%	10.52%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 389,712,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$389,712 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.25%
International Equity Funds	30.75%
Fixed Income Funds	3.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Class J
Trading Symbol	PHJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $27,085	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	10,008	10,045	10,014
12/15	9,808	9,857	9,790
1/16	9,331	9,359	9,316
2/16	9,279	9,360	9,255
3/16	9,933	10,011	9,896
4/16	10,002	10,058	9,987
5/16	10,121	10,242	10,084
6/16	10,109	10,271	10,083
7/16	10,490	10,659	10,450
8/16	10,518	10,680	10,483
9/16	10,566	10,679	10,523
10/16	10,302	10,469	10,310
11/16	10,542	10,918	10,552
12/16	10,730	11,141	10,776
1/17	10,975	11,342	11,005
2/17	11,261	11,772	11,287
3/17	11,341	11,780	11,396
4/17	11,503	11,899	11,543
5/17	11,665	12,037	11,721
6/17	11,766	12,129	11,804
7/17	12,051	12,364	12,058
8/17	12,100	12,375	12,061
9/17	12,375	12,667	12,337
10/17	12,598	12,957	12,573
11/17	12,853	13,362	12,857
12/17	12,986	13,495	13,012
1/18	13,603	14,227	13,593
2/18	13,033	13,695	13,073
3/18	12,876	13,398	12,894
4/18	12,939	13,446	12,987
5/18	13,117	13,802	13,153
6/18	13,054	13,887	13,122
7/18	13,412	14,383	13,456
8/18	13,632	14,858	13,641
9/18	13,590	14,908	13,645
10/18	12,518	13,845	12,674
11/18	12,676	14,135	12,883
12/18	11,660	12,825	11,977
1/19	12,617	13,883	12,880
2/19	12,943	14,342	13,221
3/19	13,096	14,575	13,345
4/19	13,542	15,164	13,758
5/19	12,769	14,175	13,011
6/19	13,563	15,181	13,794
7/19	13,618	15,396	13,854
8/19	13,368	15,114	13,571
9/19	13,629	15,414	13,857
10/19	13,933	15,737	14,176
11/19	14,260	16,299	14,500
12/19	14,715	16,789	14,939
1/20	14,580	16,738	14,766
2/20	13,543	15,341	13,651
3/20	11,626	13,335	11,824
4/20	12,877	15,053	13,034
5/20	13,452	15,790	13,596
6/20	13,791	16,104	13,943
7/20	14,535	16,997	14,561
8/20	15,279	18,171	15,298
9/20	14,885	17,483	14,865
10/20	14,625	17,084	14,616
11/20	16,226	19,015	16,300
12/20	17,021	19,797	17,029
1/21	16,986	19,664	17,003
2/21	17,485	20,279	17,484
3/21	18,053	21,165	17,984
4/21	18,795	22,265	18,693
5/21	19,027	22,422	18,954
6/21	19,166	22,888	19,086
7/21	19,340	23,375	19,201
8/21	19,792	24,065	19,634
9/21	18,946	22,969	18,928
10/21	19,920	24,542	19,774
11/21	19,502	24,330	19,304
12/21	20,398	25,429	20,102
1/22	19,290	24,071	19,101
2/22	18,773	23,430	18,775
3/22	19,086	24,249	19,093
4/22	17,582	22,162	17,717
5/22	17,630	22,218	17,790
6/22	16,150	20,366	16,328
7/22	17,461	22,266	17,493
8/22	16,739	21,369	16,853
9/22	15,247	19,397	15,333
10/22	16,318	21,015	16,301
11/22	17,437	22,188	17,484
12/22	16,569	20,908	16,885
1/23	17,775	22,274	18,059
2/23	17,321	21,746	17,614
3/23	17,659	22,405	17,975
4/23	17,827	22,700	18,210
5/23	17,633	22,741	17,931
6/23	18,671	24,284	18,896
7/23	19,229	25,090	19,528
8/23	18,748	24,656	19,036
9/23	17,892	23,467	18,259
10/23	17,373	22,909	17,694
11/23	18,865	24,988	19,210
12/23	19,893	26,232	20,217
1/24	19,906	26,582	20,240
2/24	20,825	27,997	20,981
3/24	21,571	28,936	21,601
4/24	20,732	27,711	20,892
5/24	21,691	29,077	21,712
6/24	21,917	29,996	22,022
7/24	22,410	30,503	22,565
8/24	22,862	31,170	23,050
9/24	23,262	31,808	23,536
10/24	22,742	31,510	22,974
11/24	23,701	33,451	23,784
12/24	22,973	32,515	23,136
1/25	23,686	33,440	23,801
2/25	23,590	32,911	23,689
3/25	22,603	31,056	22,931
4/25	22,534	30,792	23,086
5/25	23,795	32,708	24,226
6/25	24,823	34,338	25,184
7/25	25,097	35,087	25,458
8/25	25,810	35,864	26,173
9/25	26,687	37,090	26,934
10/25	27,085	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	19.09%	13.12%	10.48%
Class J Shares Including Sales Charge	18.09%	13.12%	10.48%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 220,620,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$220,620 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.26%
International Equity Funds	30.73%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145308
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Institutional
Trading Symbol	PLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,797	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	10,010	10,045	10,014
12/15	9,811	9,857	9,790
1/16	9,337	9,359	9,316
2/16	9,286	9,360	9,255
3/16	9,943	10,011	9,896
4/16	10,014	10,058	9,987
5/16	10,135	10,242	10,084
6/16	10,125	10,271	10,083
7/16	10,509	10,659	10,450
8/16	10,539	10,680	10,483
9/16	10,589	10,679	10,523
10/16	10,327	10,469	10,310
11/16	10,569	10,918	10,552
12/16	10,760	11,141	10,776
1/17	11,008	11,342	11,005
2/17	11,297	11,772	11,287
3/17	11,380	11,780	11,396
4/17	11,545	11,899	11,543
5/17	11,710	12,037	11,721
6/17	11,813	12,129	11,804
7/17	12,102	12,364	12,058
8/17	12,154	12,375	12,061
9/17	12,433	12,667	12,337
10/17	12,660	12,957	12,573
11/17	12,918	13,362	12,857
12/17	13,055	13,495	13,012
1/18	13,678	14,227	13,593
2/18	13,108	13,695	13,073
3/18	12,960	13,398	12,894
4/18	13,023	13,446	12,987
5/18	13,203	13,802	13,153
6/18	13,150	13,887	13,122
7/18	13,509	14,383	13,456
8/18	13,731	14,858	13,641
9/18	13,700	14,908	13,645
10/18	12,621	13,845	12,674
11/18	12,780	14,135	12,883
12/18	11,758	12,825	11,977
1/19	12,721	13,883	12,880
2/19	13,060	14,342	13,221
3/19	13,224	14,575	13,345
4/19	13,661	15,164	13,758
5/19	12,885	14,175	13,011
6/19	13,694	15,181	13,794
7/19	13,749	15,396	13,854
8/19	13,497	15,114	13,571
9/19	13,771	15,414	13,857
10/19	14,077	15,737	14,176
11/19	14,416	16,299	14,500
12/19	14,868	16,789	14,939
1/20	14,743	16,738	14,766
2/20	13,700	15,341	13,651
3/20	11,760	13,335	11,824
4/20	13,031	15,053	13,034
5/20	13,609	15,790	13,596
6/20	13,961	16,104	13,943
7/20	14,709	16,997	14,561
8/20	15,480	18,171	15,298
9/20	15,072	17,483	14,865
10/20	14,823	17,084	14,616
11/20	16,444	19,015	16,300
12/20	17,262	19,797	17,029
1/21	17,215	19,664	17,003
2/21	17,729	20,279	17,484
3/21	18,313	21,165	17,984
4/21	19,071	22,265	18,693
5/21	19,305	22,422	18,954
6/21	19,445	22,888	19,086
7/21	19,643	23,375	19,201
8/21	20,098	24,065	19,634
9/21	19,246	22,969	18,928
10/21	20,227	24,542	19,774
11/21	19,818	24,330	19,304
12/21	20,726	25,429	20,102
1/22	19,610	24,071	19,101
2/22	19,089	23,430	18,775
3/22	19,416	24,249	19,093
4/22	17,888	22,162	17,717
5/22	17,937	22,218	17,790
6/22	16,433	20,366	16,328
7/22	17,767	22,266	17,493
8/22	17,051	21,369	16,853
9/22	15,523	19,397	15,333
10/22	16,627	21,015	16,301
11/22	17,767	22,188	17,484
12/22	16,887	20,908	16,885
1/23	18,117	22,274	18,059
2/23	17,659	21,746	17,614
3/23	17,999	22,405	17,975
4/23	18,183	22,700	18,210
5/23	17,986	22,741	17,931
6/23	19,060	24,284	18,896
7/23	19,622	25,090	19,528
8/23	19,138	24,656	19,036
9/23	18,274	23,467	18,259
10/23	17,737	22,909	17,694
11/23	19,269	24,988	19,210
12/23	20,315	26,232	20,217
1/24	20,341	26,582	20,240
2/24	21,283	27,997	20,981
3/24	22,050	28,936	21,601
4/24	21,202	27,711	20,892
5/24	22,171	29,077	21,712
6/24	22,413	29,996	22,022
7/24	22,924	30,503	22,565
8/24	23,395	31,170	23,050
9/24	23,812	31,808	23,536
10/24	23,274	31,510	22,974
11/24	24,270	33,451	23,784
12/24	23,525	32,515	23,136
1/25	24,260	33,440	23,801
2/25	24,163	32,911	23,689
3/25	23,164	31,056	22,931
4/25	23,095	30,792	23,086
5/25	24,385	32,708	24,226
6/25	25,453	34,338	25,184
7/25	25,730	35,087	25,458
8/25	26,479	35,864	26,173
9/25	27,381	37,090	26,934
10/25	27,797	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.43%	13.40%	10.76%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 220,620,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$220,620 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.26%
International Equity Funds	30.73%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159886
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	R-6
Trading Symbol	PLKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $27,886	S&P 1500 Index $37,877	S&P Target Date 2060 Index $27,370
10/15	10,000	10,000	10,000
11/15	10,010	10,045	10,014
12/15	9,821	9,857	9,790
1/16	9,336	9,359	9,316
2/16	9,296	9,360	9,255
3/16	9,943	10,011	9,896
4/16	10,023	10,058	9,987
5/16	10,145	10,242	10,084
6/16	10,135	10,271	10,083
7/16	10,519	10,659	10,450
8/16	10,549	10,680	10,483
9/16	10,599	10,679	10,523
10/16	10,337	10,469	10,310
11/16	10,579	10,918	10,552
12/16	10,770	11,141	10,776
1/17	11,018	11,342	11,005
2/17	11,307	11,772	11,287
3/17	11,389	11,780	11,396
4/17	11,555	11,899	11,543
5/17	11,720	12,037	11,721
6/17	11,823	12,129	11,804
7/17	12,112	12,364	12,058
8/17	12,164	12,375	12,061
9/17	12,453	12,667	12,337
10/17	12,680	12,957	12,573
11/17	12,938	13,362	12,857
12/17	13,075	13,495	13,012
1/18	13,699	14,227	13,593
2/18	13,117	13,695	13,073
3/18	12,980	13,398	12,894
4/18	13,043	13,446	12,987
5/18	13,223	13,802	13,153
6/18	13,160	13,887	13,122
7/18	13,529	14,383	13,456
8/18	13,751	14,858	13,641
9/18	13,720	14,908	13,645
10/18	12,631	13,845	12,674
11/18	12,790	14,135	12,883
12/18	11,768	12,825	11,977
1/19	12,741	13,883	12,880
2/19	13,080	14,342	13,221
3/19	13,233	14,575	13,345
4/19	13,682	15,164	13,758
5/19	12,905	14,175	13,011
6/19	13,715	15,181	13,794
7/19	13,769	15,396	13,854
8/19	13,518	15,114	13,571
9/19	13,780	15,414	13,857
10/19	14,097	15,737	14,176
11/19	14,436	16,299	14,500
12/19	14,899	16,789	14,939
1/20	14,763	16,738	14,766
2/20	13,720	15,341	13,651
3/20	11,781	13,335	11,824
4/20	13,051	15,053	13,034
5/20	13,629	15,790	13,596
6/20	13,992	16,104	13,943
7/20	14,740	16,997	14,561
8/20	15,500	18,171	15,298
9/20	15,103	17,483	14,865
10/20	14,843	17,084	14,616
11/20	16,475	19,015	16,300
12/20	17,293	19,797	17,029
1/21	17,246	19,664	17,003
2/21	17,760	20,279	17,484
3/21	18,343	21,165	17,984
4/21	19,113	22,265	18,693
5/21	19,347	22,422	18,954
6/21	19,487	22,888	19,086
7/21	19,673	23,375	19,201
8/21	20,140	24,065	19,634
9/21	19,288	22,969	18,928
10/21	20,268	24,542	19,774
11/21	19,848	24,330	19,304
12/21	20,768	25,429	20,102
1/22	19,652	24,071	19,101
2/22	19,131	23,430	18,775
3/22	19,458	24,249	19,093
4/22	17,931	22,162	17,717
5/22	17,979	22,218	17,790
6/22	16,464	20,366	16,328
7/22	17,810	22,266	17,493
8/22	17,082	21,369	16,853
9/22	15,567	19,397	15,333
10/22	16,658	21,015	16,301
11/22	17,810	22,188	17,484
12/22	16,931	20,908	16,885
1/23	18,161	22,274	18,059
2/23	17,690	21,746	17,614
3/23	18,043	22,405	17,975
4/23	18,226	22,700	18,210
5/23	18,030	22,741	17,931
6/23	19,103	24,284	18,896
7/23	19,678	25,090	19,528
8/23	19,194	24,656	19,036
9/23	18,318	23,467	18,259
10/23	17,781	22,909	17,694
11/23	19,312	24,988	19,210
12/23	20,373	26,232	20,217
1/24	20,386	26,582	20,240
2/24	21,341	27,997	20,981
3/24	22,107	28,936	21,601
4/24	21,260	27,711	20,892
5/24	22,242	29,077	21,712
6/24	22,484	29,996	22,022
7/24	22,995	30,503	22,565
8/24	23,452	31,170	23,050
9/24	23,869	31,808	23,536
10/24	23,344	31,510	22,974
11/24	24,339	33,451	23,784
12/24	23,601	32,515	23,136
1/25	24,336	33,440	23,801
2/25	24,239	32,911	23,689
3/25	23,240	31,056	22,931
4/25	23,171	30,792	23,086
5/25	24,460	32,708	24,226
6/25	25,528	34,338	25,184
7/25	25,819	35,087	25,458
8/25	26,554	35,864	26,173
9/25	27,456	37,090	26,934
10/25	27,886	37,877	27,370

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	19.45%	13.44%	10.80%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P Target Date 2060 Index	19.13%	13.37%	10.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 220,620,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$220,620 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 33.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.26%
International Equity Funds	30.73%
Fixed Income Funds	3.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Class J
Trading Symbol	PHJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $22,597	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,248	10,263	10,229
10/17	10,436	10,497	10,425
11/17	10,654	10,825	10,661
12/17	10,769	10,933	10,789
1/18	11,276	11,527	11,270
2/18	10,805	11,095	10,839
3/18	10,683	10,854	10,691
4/18	10,734	10,893	10,768
5/18	10,876	11,182	10,907
6/18	10,826	11,251	10,881
7/18	11,121	11,653	11,158
8/18	11,304	12,038	11,310
9/18	11,273	12,078	11,313
10/18	10,378	11,217	10,509
11/18	10,510	11,452	10,682
12/18	9,646	10,391	9,931
1/19	10,446	11,248	10,679
2/19	10,731	11,620	10,962
3/19	10,857	11,809	11,065
4/19	11,226	12,286	11,408
5/19	10,583	11,484	10,788
6/19	11,247	12,299	11,437
7/19	11,289	12,473	11,487
8/19	11,089	12,245	11,253
9/19	11,299	12,488	11,489
10/19	11,563	12,750	11,754
11/19	11,847	13,205	12,023
12/19	12,215	13,602	12,387
1/20	12,108	13,561	12,244
2/20	11,241	12,429	11,319
3/20	9,635	10,803	9,804
4/20	10,684	12,196	10,807
5/20	11,166	12,793	11,273
6/20	11,466	13,047	11,561
7/20	12,076	13,771	12,074
8/20	12,718	14,722	12,685
9/20	12,376	14,164	12,326
10/20	12,162	13,841	12,119
11/20	13,521	15,406	13,516
12/20	14,197	16,040	14,120
1/21	14,165	15,931	14,099
2/21	14,569	16,430	14,497
3/21	15,060	17,148	14,912
4/21	15,693	18,039	15,499
5/21	15,879	18,166	15,716
6/21	15,988	18,543	15,831
7/21	16,141	18,938	15,928
8/21	16,523	19,497	16,292
9/21	15,814	18,609	15,704
10/21	16,622	19,883	16,412
11/21	16,272	19,712	16,028
12/21	17,018	20,602	16,685
1/22	16,102	19,502	15,861
2/22	15,678	18,983	15,584
3/22	15,946	19,646	15,854
4/22	14,673	17,955	14,707
5/22	14,717	18,001	14,773
6/22	13,478	16,500	13,565
7/22	14,583	18,040	14,532
8/22	13,980	17,312	14,005
9/22	12,730	15,715	12,745
10/22	13,623	17,026	13,546
11/22	14,550	17,977	14,525
12/22	13,821	16,939	14,023
1/23	14,826	18,046	14,996
2/23	14,443	17,618	14,626
3/23	14,730	18,152	14,922
4/23	14,874	18,391	15,113
5/23	14,706	18,425	14,883
6/23	15,579	19,675	15,696
7/23	16,045	20,328	16,226
8/23	15,639	19,976	15,818
9/23	14,933	19,013	15,168
10/23	14,491	18,560	14,703
11/23	15,734	20,245	15,969
12/23	16,591	21,253	16,805
1/24	16,603	21,537	16,832
2/24	17,376	22,683	17,464
3/24	18,001	23,443	17,983
4/24	17,302	22,451	17,388
5/24	18,087	23,558	18,080
6/24	18,283	24,302	18,353
7/24	18,700	24,713	18,795
8/24	19,068	25,253	19,205
9/24	19,399	25,771	19,611
10/24	18,970	25,529	19,147
11/24	19,779	27,101	19,835
12/24	19,167	26,343	19,300
1/25	19,760	27,093	19,861
2/25	19,671	26,664	19,763
3/25	18,864	25,161	19,111
4/25	18,801	24,947	19,241
5/25	19,848	26,500	20,211
6/25	20,718	27,820	21,027
7/25	20,932	28,427	21,269
8/25	21,538	29,056	21,860
9/25	22,256	30,050	22,512
10/25	22,597	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	19.12%	13.19%	10.52%
Class J Shares Including Sales Charge	18.12%	13.19%	10.52%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 81,827,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$81,827 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 34.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.31%
International Equity Funds	30.69%
Fixed Income Funds	3.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193007
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Institutional
Trading Symbol	PLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $23,096	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,328	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,678	10,391	9,931
1/19	10,490	11,248	10,679
2/19	10,775	11,620	10,962
3/19	10,901	11,809	11,065
4/19	11,270	12,286	11,408
5/19	10,627	11,484	10,788
6/19	11,302	12,299	11,437
7/19	11,344	12,473	11,487
8/19	11,144	12,245	11,253
9/19	11,365	12,488	11,489
10/19	11,628	12,750	11,754
11/19	11,913	13,205	12,023
12/19	12,292	13,602	12,387
1/20	12,185	13,561	12,244
2/20	11,317	12,429	11,319
3/20	9,699	10,803	9,804
4/20	10,760	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,553	13,047	11,561
7/20	12,174	13,771	12,074
8/20	12,817	14,722	12,685
9/20	12,485	14,164	12,326
10/20	12,271	13,841	12,119
11/20	13,632	15,406	13,516
12/20	14,319	16,040	14,120
1/21	14,287	15,931	14,099
2/21	14,713	16,430	14,497
3/21	15,205	17,148	14,912
4/21	15,850	18,039	15,499
5/21	16,035	18,166	15,716
6/21	16,156	18,543	15,831
7/21	16,320	18,938	15,928
8/21	16,702	19,497	16,292
9/21	15,992	18,609	15,704
10/21	16,812	19,883	16,412
11/21	16,462	19,712	16,028
12/21	17,226	20,602	16,685
1/22	16,298	19,502	15,861
2/22	15,862	18,983	15,584
3/22	16,142	19,646	15,854
4/22	14,868	17,955	14,707
5/22	14,912	18,001	14,773
6/22	13,649	16,500	13,565
7/22	14,778	18,040	14,532
8/22	14,174	17,312	14,005
9/22	12,911	15,715	12,745
10/22	13,817	17,026	13,546
11/22	14,767	17,977	14,525
12/22	14,032	16,939	14,023
1/23	15,062	18,046	14,996
2/23	14,667	17,618	14,626
3/23	14,954	18,152	14,922
4/23	15,110	18,391	15,113
5/23	14,942	18,425	14,883
6/23	15,840	19,675	15,696
7/23	16,307	20,328	16,226
8/23	15,912	19,976	15,818
9/23	15,182	19,013	15,168
10/23	14,739	18,560	14,703
11/23	16,008	20,245	15,969
12/23	16,887	21,253	16,805
1/24	16,900	21,537	16,832
2/24	17,686	22,683	17,464
3/24	18,325	23,443	17,983
4/24	17,625	22,451	17,388
5/24	18,436	23,558	18,080
6/24	18,633	24,302	18,353
7/24	19,063	24,713	18,795
8/24	19,444	25,253	19,205
9/24	19,788	25,771	19,611
10/24	19,345	25,529	19,147
11/24	20,169	27,101	19,835
12/24	19,552	26,343	19,300
1/25	20,160	27,093	19,861
2/25	20,084	26,664	19,763
3/25	19,249	25,161	19,111
4/25	19,198	24,947	19,241
5/25	20,274	26,500	20,211
6/25	21,160	27,820	21,027
7/25	21,387	28,427	21,269
8/25	22,008	29,056	21,860
9/25	22,754	30,050	22,512
10/25	23,096	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	19.39%	13.48%	10.82%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 81,827,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$81,827 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 34.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.31%
International Equity Funds	30.69%
Fixed Income Funds	3.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193008
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	R-6
Trading Symbol	PLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $23,170	S&P 1500 Index $30,688	S&P Target Date 2065+ Index $22,886
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,338	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,362	10,391	9,931
1/19	10,143	11,248	10,679
2/19	10,418	11,620	10,962
3/19	10,544	11,809	11,065
4/19	10,903	12,286	11,408
5/19	10,639	11,484	10,788
6/19	11,315	12,299	11,437
7/19	11,357	12,473	11,487
8/19	11,157	12,245	11,253
9/19	11,378	12,488	11,489
10/19	11,642	12,750	11,754
11/19	11,927	13,205	12,023
12/19	12,307	13,602	12,387
1/20	12,199	13,561	12,244
2/20	11,330	12,429	11,319
3/20	9,710	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,266	12,793	11,273
6/20	11,566	13,047	11,561
7/20	12,189	13,771	12,074
8/20	12,832	14,722	12,685
9/20	12,500	14,164	12,326
10/20	12,285	13,841	12,119
11/20	13,659	15,406	13,516
12/20	14,347	16,040	14,120
1/21	14,303	15,931	14,099
2/21	14,741	16,430	14,497
3/21	15,233	17,148	14,912
4/21	15,868	18,039	15,499
5/21	16,065	18,166	15,716
6/21	16,185	18,543	15,831
7/21	16,350	18,938	15,928
8/21	16,722	19,497	16,292
9/21	16,021	18,609	15,704
10/21	16,842	19,883	16,412
11/21	16,492	19,712	16,028
12/21	17,246	20,602	16,685
1/22	16,317	19,502	15,861
2/22	15,892	18,983	15,584
3/22	16,172	19,646	15,854
4/22	14,885	17,955	14,707
5/22	14,930	18,001	14,773
6/22	13,676	16,500	13,565
7/22	14,795	18,040	14,532
8/22	14,202	17,312	14,005
9/22	12,926	15,715	12,745
10/22	13,844	17,026	13,546
11/22	14,795	17,977	14,525
12/22	14,060	16,939	14,023
1/23	15,091	18,046	14,996
2/23	14,695	17,618	14,626
3/23	14,983	18,152	14,922
4/23	15,139	18,391	15,113
5/23	14,971	18,425	14,883
6/23	15,870	19,675	15,696
7/23	16,337	20,328	16,226
8/23	15,942	19,976	15,818
9/23	15,211	19,013	15,168
10/23	14,779	18,560	14,703
11/23	16,050	20,245	15,969
12/23	16,918	21,253	16,805
1/24	16,942	21,537	16,832
2/24	17,730	22,683	17,464
3/24	18,370	23,443	17,983
4/24	17,656	22,451	17,388
5/24	18,480	23,558	18,080
6/24	18,677	24,302	18,353
7/24	19,108	24,713	18,795
8/24	19,489	25,253	19,205
9/24	19,834	25,771	19,611
10/24	19,391	25,529	19,147
11/24	20,228	27,101	19,835
12/24	19,611	26,343	19,300
1/25	20,219	27,093	19,861
2/25	20,130	26,664	19,763
3/25	19,307	25,161	19,111
4/25	19,256	24,947	19,241
5/25	20,333	26,500	20,211
6/25	21,220	27,820	21,027
7/25	21,448	28,427	21,269
8/25	22,068	29,056	21,860
9/25	22,816	30,050	22,512
10/25	23,170	30,688	22,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	19.49%	13.53%	10.86%
S&P 1500 Index	20.21%	17.26%	14.75%
S&P Target Date 2065+ Index	19.53%	13.56%	10.69%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 81,827,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$81,827 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 34.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.31%
International Equity Funds	30.69%
Fixed Income Funds	3.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241172
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Class J
Trading Symbol	PLKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,885	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,160	10,500	10,185
6/23	10,920	11,213	10,741
7/23	11,250	11,585	11,104
8/23	10,960	11,385	10,825
9/23	10,460	10,836	10,380
10/23	10,150	10,578	10,061
11/23	11,040	11,538	10,928
12/23	11,651	12,112	11,500
1/24	11,651	12,274	11,519
2/24	12,221	12,927	11,951
3/24	12,659	13,361	12,306
4/24	12,170	12,795	11,899
5/24	12,731	13,426	12,373
6/24	12,863	13,850	12,560
7/24	13,158	14,084	12,862
8/24	13,413	14,392	13,143
9/24	13,657	14,687	13,420
10/24	13,342	14,549	13,103
11/24	13,912	15,445	13,574
12/24	13,482	15,013	13,207
1/25	13,910	15,440	13,591
2/25	13,848	15,196	13,524
3/25	13,262	14,339	13,078
4/25	13,231	14,218	13,167
5/25	13,962	15,102	13,831
6/25	14,569	15,855	14,389
7/25	14,725	16,201	14,555
8/25	15,143	16,559	14,959
9/25	15,656	17,126	15,406
10/25	15,885	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	19.07%	18.94%
Class J Shares Including Sales Charge	18.07%	18.94%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 12,317,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$12,317 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 49.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.06%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.44%
International Equity Funds	30.51%
Fixed Income Funds	3.11%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241174
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Institutional
Trading Symbol	PLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,797	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,310	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,150	11,585	11,104
8/23	10,860	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,950	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,101	12,927	11,951
3/24	12,529	13,361	12,306
4/24	12,050	12,795	11,899
5/24	12,600	13,426	12,373
6/24	12,743	13,850	12,560
7/24	13,038	14,084	12,862
8/24	13,293	14,392	13,143
9/24	13,537	14,687	13,420
10/24	13,232	14,549	13,103
11/24	13,802	15,445	13,574
12/24	13,372	15,013	13,207
1/25	13,800	15,440	13,591
2/25	13,738	15,196	13,524
3/25	13,163	14,339	13,078
4/25	13,131	14,218	13,167
5/25	13,863	15,102	13,831
6/25	14,470	15,855	14,389
7/25	14,626	16,201	14,555
8/25	15,045	16,559	14,959
9/25	15,557	17,126	15,406
10/25	15,797	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	19.39%	18.69%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 12,317,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$12,317 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 49.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.06%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.44%
International Equity Funds	30.51%
Fixed Income Funds	3.11%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241173
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	R-6
Trading Symbol	PLKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. It is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $15,807	S&P 1500 Index $17,489	S&P Target Date 2065+ Index $15,662
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,870	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,070	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,561	12,112	11,500
1/24	11,571	12,274	11,519
2/24	12,111	12,927	11,951
3/24	12,539	13,361	12,306
4/24	12,060	12,795	11,899
5/24	12,610	13,426	12,373
6/24	12,753	13,850	12,560
7/24	13,048	14,084	12,862
8/24	13,313	14,392	13,143
9/24	13,547	14,687	13,420
10/24	13,242	14,549	13,103
11/24	13,812	15,445	13,574
12/24	13,392	15,013	13,207
1/25	13,810	15,440	13,591
2/25	13,758	15,196	13,524
3/25	13,183	14,339	13,078
4/25	13,141	14,218	13,167
5/25	13,873	15,102	13,831
6/25	14,479	15,855	14,389
7/25	14,636	16,201	14,555
8/25	15,065	16,559	14,959
9/25	15,577	17,126	15,406
10/25	15,807	17,489	15,662

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-6 Shares	19.37%	18.72%
S&P 1500 Index	20.21%	23.30%
S&P Target Date 2065+ Index	19.53%	18.31%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 12,317,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$12,317 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 49.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.06%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	66.44%
International Equity Funds	30.51%
Fixed Income Funds	3.11%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199315
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Class J
Trading Symbol	PHJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets Index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,643	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,978	9,974	9,981
12/15	9,879	9,941	9,887
1/16	9,815	10,078	9,798
2/16	9,844	10,150	9,835
3/16	10,090	10,243	10,103
4/16	10,150	10,282	10,155
5/16	10,169	10,285	10,185
6/16	10,280	10,469	10,291
7/16	10,423	10,536	10,435
8/16	10,431	10,524	10,438
9/16	10,449	10,517	10,462
10/16	10,354	10,437	10,357
11/16	10,259	10,190	10,301
12/16	10,318	10,205	10,383
1/17	10,410	10,225	10,466
2/17	10,523	10,293	10,586
3/17	10,541	10,288	10,611
4/17	10,623	10,367	10,699
5/17	10,704	10,447	10,783
6/17	10,712	10,437	10,801
7/17	10,815	10,481	10,907
8/17	10,875	10,575	10,953
9/17	10,914	10,525	11,023
10/17	10,964	10,531	11,106
11/17	11,014	10,518	11,192
12/17	11,077	10,566	11,269
1/18	11,170	10,444	11,404
2/18	10,965	10,345	11,205
3/18	10,965	10,412	11,179
4/18	10,955	10,334	11,180
5/18	11,019	10,408	11,261
6/18	10,997	10,395	11,257
7/18	11,093	10,398	11,367
8/18	11,157	10,464	11,456
9/18	11,125	10,397	11,431
10/18	10,848	10,315	11,097
11/18	10,891	10,377	11,190
12/18	10,748	10,567	10,983
1/19	11,064	10,679	11,342
2/19	11,140	10,673	11,454
3/19	11,292	10,878	11,595
4/19	11,401	10,881	11,734
5/19	11,336	11,074	11,593
6/19	11,586	11,213	11,922
7/19	11,608	11,238	11,964
8/19	11,706	11,529	12,019
9/19	11,728	11,468	12,079
10/19	11,804	11,502	12,196
11/19	11,880	11,496	12,309
12/19	11,998	11,488	12,447
1/20	12,099	11,709	12,516
2/20	11,987	11,920	12,261
3/20	11,427	11,850	11,615
4/20	11,898	12,061	12,174
5/20	12,133	12,117	12,412
6/20	12,267	12,193	12,565
7/20	12,558	12,375	12,863
8/20	12,703	12,275	13,023
9/20	12,603	12,269	12,908
10/20	12,513	12,214	12,811
11/20	12,972	12,334	13,338
12/20	13,170	12,351	13,544
1/21	13,135	12,262	13,503
2/21	13,123	12,085	13,510
3/21	13,194	11,934	13,548
4/21	13,405	12,028	13,776
5/21	13,475	12,068	13,862
6/21	13,557	12,152	13,963
7/21	13,663	12,288	14,079
8/21	13,745	12,265	14,174
9/21	13,534	12,159	13,959
10/21	13,710	12,155	14,154
11/21	13,581	12,191	14,067
12/21	13,814	12,160	14,236
1/22	13,394	11,898	13,855
2/22	13,208	11,765	13,707
3/22	13,134	11,439	13,592
4/22	12,528	11,005	13,037
5/22	12,565	11,075	13,082
6/22	12,021	10,902	12,601
7/22	12,528	11,168	13,043
8/22	12,182	10,853	12,741
9/22	11,489	10,384	12,101
10/22	11,737	10,249	12,305
11/22	12,219	10,626	12,801
12/22	11,965	10,578	12,645
1/23	12,472	10,904	13,116
2/23	12,199	10,622	12,882
3/23	12,446	10,891	13,132
4/23	12,537	10,957	13,234
5/23	12,407	10,838	13,107
6/23	12,667	10,799	13,341
7/23	12,823	10,792	13,507
8/23	12,667	10,723	13,345
9/23	12,329	10,451	12,993
10/23	12,121	10,286	12,762
11/23	12,758	10,751	13,452
12/23	13,236	11,163	13,954
1/24	13,249	11,132	13,969
2/24	13,397	10,975	14,058
3/24	13,639	11,076	14,278
4/24	13,317	10,797	13,955
5/24	13,653	10,980	14,282
6/24	13,761	11,084	14,438
7/24	14,043	11,342	14,720
8/24	14,245	11,505	14,953
9/24	14,447	11,660	15,183
10/24	14,177	11,370	14,872
11/24	14,460	11,491	15,117
12/24	14,186	11,303	14,866
1/25	14,408	11,362	15,082
2/25	14,533	11,612	15,248
3/25	14,325	11,617	15,106
4/25	14,339	11,663	15,190
5/25	14,589	11,579	15,411
6/25	14,935	11,757	15,754
7/25	14,991	11,726	15,807
8/25	15,254	11,866	16,067
9/25	15,518	11,996	16,326
10/25	15,643	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	10.33%	4.57%	4.58%
Class J Shares Including Sales Charge	9.33%	4.57%	4.58%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 187,875,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$187,875 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.56%
Domestic Equity Funds	24.90%
International Equity Funds	11.12%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145302
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Institutional
Trading Symbol	PHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets Index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,963	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,980	9,974	9,981
12/15	9,883	9,941	9,887
1/16	9,821	10,078	9,798
2/16	9,852	10,150	9,835
3/16	10,100	10,243	10,103
4/16	10,162	10,282	10,155
5/16	10,183	10,285	10,185
6/16	10,297	10,469	10,291
7/16	10,441	10,536	10,435
8/16	10,452	10,524	10,438
9/16	10,472	10,517	10,462
10/16	10,379	10,437	10,357
11/16	10,286	10,190	10,301
12/16	10,347	10,205	10,383
1/17	10,441	10,225	10,466
2/17	10,557	10,293	10,586
3/17	10,578	10,288	10,611
4/17	10,661	10,367	10,699
5/17	10,745	10,447	10,783
6/17	10,756	10,437	10,801
7/17	10,861	10,481	10,907
8/17	10,924	10,575	10,953
9/17	10,965	10,525	11,023
10/17	11,018	10,531	11,106
11/17	11,070	10,518	11,192
12/17	11,135	10,566	11,269
1/18	11,232	10,444	11,404
2/18	11,028	10,345	11,205
3/18	11,028	10,412	11,179
4/18	11,017	10,334	11,180
5/18	11,093	10,408	11,261
6/18	11,060	10,395	11,257
7/18	11,157	10,398	11,367
8/18	11,232	10,464	11,456
9/18	11,200	10,397	11,431
10/18	10,921	10,315	11,097
11/18	10,964	10,377	11,190
12/18	10,829	10,567	10,983
1/19	11,147	10,679	11,342
2/19	11,224	10,673	11,454
3/19	11,388	10,878	11,595
4/19	11,498	10,881	11,734
5/19	11,432	11,074	11,593
6/19	11,695	11,213	11,922
7/19	11,717	11,238	11,964
8/19	11,816	11,529	12,019
9/19	11,837	11,468	12,079
10/19	11,925	11,502	12,196
11/19	11,991	11,496	12,309
12/19	12,109	11,488	12,447
1/20	12,211	11,709	12,516
2/20	12,109	11,920	12,261
3/20	11,545	11,850	11,615
4/20	12,030	12,061	12,174
5/20	12,267	12,117	12,412
6/20	12,402	12,193	12,565
7/20	12,696	12,375	12,863
8/20	12,843	12,275	13,023
9/20	12,741	12,269	12,908
10/20	12,673	12,214	12,811
11/20	13,125	12,334	13,338
12/20	13,333	12,351	13,544
1/21	13,297	12,262	13,503
2/21	13,297	12,085	13,510
3/21	13,357	11,934	13,548
4/21	13,582	12,028	13,776
5/21	13,653	12,068	13,862
6/21	13,736	12,152	13,963
7/21	13,854	12,288	14,079
8/21	13,937	12,265	14,174
9/21	13,724	12,159	13,959
10/21	13,901	12,155	14,154
11/21	13,771	12,191	14,067
12/21	14,020	12,160	14,236
1/22	13,594	11,898	13,855
2/22	13,407	11,765	13,707
3/22	13,332	11,439	13,592
4/22	12,719	11,005	13,037
5/22	12,769	11,075	13,082
6/22	12,206	10,902	12,601
7/22	12,744	11,168	13,043
8/22	12,381	10,853	12,741
9/22	11,681	10,384	12,101
10/22	11,931	10,249	12,305
11/22	12,431	10,626	12,801
12/22	12,169	10,578	12,645
1/23	12,682	10,904	13,116
2/23	12,418	10,622	12,882
3/23	12,668	10,891	13,132
4/23	12,761	10,957	13,234
5/23	12,642	10,838	13,107
6/23	12,892	10,799	13,341
7/23	13,063	10,792	13,507
8/23	12,905	10,723	13,345
9/23	12,550	10,451	12,993
10/23	12,340	10,286	12,762
11/23	12,984	10,751	13,452
12/23	13,479	11,163	13,954
1/24	13,493	11,132	13,969
2/24	13,643	10,975	14,058
3/24	13,902	11,076	14,278
4/24	13,561	10,797	13,955
5/24	13,915	10,980	14,282
6/24	14,024	11,084	14,438
7/24	14,311	11,342	14,720
8/24	14,529	11,505	14,953
9/24	14,733	11,660	15,183
10/24	14,447	11,370	14,872
11/24	14,747	11,491	15,117
12/24	14,473	11,303	14,866
1/25	14,698	11,362	15,082
2/25	14,838	11,612	15,248
3/25	14,613	11,617	15,106
4/25	14,627	11,663	15,190
5/25	14,894	11,579	15,411
6/25	15,246	11,757	15,754
7/25	15,288	11,726	15,807
8/25	15,570	11,866	16,067
9/25	15,837	11,996	16,326
10/25	15,963	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.50%	4.72%	4.79%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 187,875,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$187,875 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.56%
Domestic Equity Funds	24.90%
International Equity Funds	11.12%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159884
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	R-6
Trading Symbol	PLTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc., with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the MSCI Emerging Markets Index, the investment index within the emerging markets space, outperformed the S&P Emerging Markets Index. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year. The High Yield investment option along with active management within the non-U.S. equity asset class underperformed for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $16,018	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,980	9,974	9,981
12/15	9,883	9,941	9,887
1/16	9,831	10,078	9,798
2/16	9,862	10,150	9,835
3/16	10,110	10,243	10,103
4/16	10,172	10,282	10,155
5/16	10,193	10,285	10,185
6/16	10,307	10,469	10,291
7/16	10,452	10,536	10,435
8/16	10,462	10,524	10,438
9/16	10,483	10,517	10,462
10/16	10,390	10,437	10,357
11/16	10,297	10,190	10,301
12/16	10,357	10,205	10,383
1/17	10,452	10,225	10,466
2/17	10,557	10,293	10,586
3/17	10,577	10,288	10,611
4/17	10,672	10,367	10,699
5/17	10,756	10,447	10,783
6/17	10,756	10,437	10,801
7/17	10,861	10,481	10,907
8/17	10,934	10,575	10,953
9/17	10,965	10,525	11,023
10/17	11,028	10,531	11,106
11/17	11,070	10,518	11,192
12/17	11,146	10,566	11,269
1/18	11,242	10,444	11,404
2/18	11,028	10,345	11,205
3/18	11,038	10,412	11,179
4/18	11,028	10,334	11,180
5/18	11,092	10,408	11,261
6/18	11,071	10,395	11,257
7/18	11,167	10,398	11,367
8/18	11,242	10,464	11,456
9/18	11,210	10,397	11,431
10/18	10,931	10,315	11,097
11/18	10,974	10,377	11,190
12/18	10,839	10,567	10,983
1/19	11,157	10,679	11,342
2/19	11,234	10,673	11,454
3/19	11,398	10,878	11,595
4/19	11,508	10,881	11,734
5/19	11,442	11,074	11,593
6/19	11,705	11,213	11,922
7/19	11,727	11,238	11,964
8/19	11,826	11,529	12,019
9/19	11,848	11,468	12,079
10/19	11,935	11,502	12,196
11/19	12,001	11,496	12,309
12/19	12,131	11,488	12,447
1/20	12,232	11,709	12,516
2/20	12,131	11,920	12,261
3/20	11,566	11,850	11,615
4/20	12,040	12,061	12,174
5/20	12,277	12,117	12,412
6/20	12,413	12,193	12,565
7/20	12,717	12,375	12,863
8/20	12,864	12,275	13,023
9/20	12,763	12,269	12,908
10/20	12,684	12,214	12,811
11/20	13,146	12,334	13,338
12/20	13,356	12,351	13,544
1/21	13,321	12,262	13,503
2/21	13,309	12,085	13,510
3/21	13,380	11,934	13,548
4/21	13,605	12,028	13,776
5/21	13,676	12,068	13,862
6/21	13,759	12,152	13,963
7/21	13,877	12,288	14,079
8/21	13,960	12,265	14,174
9/21	13,747	12,159	13,959
10/21	13,925	12,155	14,154
11/21	13,794	12,191	14,067
12/21	14,046	12,160	14,236
1/22	13,621	11,898	13,855
2/22	13,433	11,765	13,707
3/22	13,358	11,439	13,592
4/22	12,745	11,005	13,037
5/22	12,795	11,075	13,082
6/22	12,232	10,902	12,601
7/22	12,758	11,168	13,043
8/22	12,407	10,853	12,741
9/22	11,707	10,384	12,101
10/22	11,957	10,249	12,305
11/22	12,457	10,626	12,801
12/22	12,199	10,578	12,645
1/23	12,712	10,904	13,116
2/23	12,449	10,622	12,882
3/23	12,699	10,891	13,132
4/23	12,791	10,957	13,234
5/23	12,660	10,838	13,107
6/23	12,923	10,799	13,341
7/23	13,081	10,792	13,507
8/23	12,936	10,723	13,345
9/23	12,581	10,451	12,993
10/23	12,370	10,286	12,762
11/23	13,015	10,751	13,452
12/23	13,514	11,163	13,954
1/24	13,527	11,132	13,969
2/24	13,677	10,975	14,058
3/24	13,923	11,076	14,278
4/24	13,596	10,797	13,955
5/24	13,937	10,980	14,282
6/24	14,059	11,084	14,438
7/24	14,346	11,342	14,720
8/24	14,564	11,505	14,953
9/24	14,768	11,660	15,183
10/24	14,482	11,370	14,872
11/24	14,782	11,491	15,117
12/24	14,512	11,303	14,866
1/25	14,738	11,362	15,082
2/25	14,864	11,612	15,248
3/25	14,653	11,617	15,106
4/25	14,667	11,663	15,190
5/25	14,935	11,579	15,411
6/25	15,287	11,757	15,754
7/25	15,343	11,726	15,807
8/25	15,610	11,866	16,067
9/25	15,878	11,996	16,326
10/25	16,018	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	10.61%	4.78%	4.82%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 187,875,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$187,875 Total Number of Portfolio Holdings12 Portfolio Turnover Rate 27.3% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.56%
Domestic Equity Funds	24.90%
International Equity Funds	11.12%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019784
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class A
Trading Symbol	PALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $14,794	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	9,626	10,000	10,000
11/15	9,602	9,974	9,981
12/15	9,499	9,941	9,887
1/16	9,410	10,078	9,798
2/16	9,426	10,150	9,835
3/16	9,661	10,243	10,103
4/16	9,734	10,282	10,155
5/16	9,758	10,285	10,185
6/16	9,839	10,469	10,291
7/16	9,985	10,536	10,435
8/16	10,009	10,524	10,438
9/16	10,026	10,517	10,462
10/16	9,953	10,437	10,357
11/16	9,864	10,190	10,301
12/16	9,925	10,205	10,383
1/17	10,032	10,225	10,466
2/17	10,140	10,293	10,586
3/17	10,165	10,288	10,611
4/17	10,256	10,367	10,699
5/17	10,346	10,447	10,783
6/17	10,346	10,437	10,801
7/17	10,462	10,481	10,907
8/17	10,520	10,575	10,953
9/17	10,570	10,525	11,023
10/17	10,636	10,531	11,106
11/17	10,685	10,518	11,192
12/17	10,746	10,566	11,269
1/18	10,884	10,444	11,404
2/18	10,643	10,345	11,205
3/18	10,634	10,412	11,179
4/18	10,643	10,334	11,180
5/18	10,677	10,408	11,261
6/18	10,651	10,395	11,257
7/18	10,772	10,398	11,367
8/18	10,815	10,464	11,456
9/18	10,807	10,397	11,431
10/18	10,505	10,315	11,097
11/18	10,539	10,377	11,190
12/18	10,374	10,567	10,983
1/19	10,688	10,679	11,342
2/19	10,799	10,673	11,454
3/19	10,947	10,878	11,595
4/19	11,085	10,881	11,734
5/19	11,011	11,074	11,593
6/19	11,270	11,213	11,922
7/19	11,307	11,238	11,964
8/19	11,399	11,529	12,019
9/19	11,409	11,468	12,079
10/19	11,482	11,502	12,196
11/19	11,556	11,496	12,309
12/19	11,662	11,488	12,447
1/20	11,778	11,709	12,516
2/20	11,662	11,920	12,261
3/20	10,973	11,850	11,615
4/20	11,487	12,061	12,174
5/20	11,730	12,117	12,412
6/20	11,885	12,193	12,565
7/20	12,186	12,375	12,863
8/20	12,322	12,275	13,023
9/20	12,225	12,269	12,908
10/20	12,137	12,214	12,811
11/20	12,593	12,334	13,338
12/20	12,793	12,351	13,544
1/21	12,713	12,262	13,503
2/21	12,733	12,085	13,510
3/21	12,763	11,934	13,548
4/21	12,994	12,028	13,776
5/21	13,064	12,068	13,862
6/21	13,145	12,152	13,963
7/21	13,255	12,288	14,079
8/21	13,315	12,265	14,174
9/21	13,124	12,159	13,959
10/21	13,285	12,155	14,154
11/21	13,104	12,191	14,067
12/21	13,322	12,160	14,236
1/22	12,912	11,898	13,855
2/22	12,707	11,765	13,707
3/22	12,621	11,439	13,592
4/22	12,050	11,005	13,037
5/22	12,093	11,075	13,082
6/22	11,554	10,902	12,601
7/22	12,050	11,168	13,043
8/22	11,716	10,853	12,741
9/22	11,058	10,384	12,101
10/22	11,274	10,249	12,305
11/22	11,748	10,626	12,801
12/22	11,531	10,578	12,645
1/23	12,016	10,904	13,116
2/23	11,757	10,622	12,882
3/23	11,971	10,891	13,132
4/23	12,073	10,957	13,234
5/23	11,915	10,838	13,107
6/23	12,163	10,799	13,341
7/23	12,321	10,792	13,507
8/23	12,186	10,723	13,345
9/23	11,847	10,451	12,993
10/23	11,644	10,286	12,762
11/23	12,265	10,751	13,452
12/23	12,740	11,163	13,954
1/24	12,752	11,132	13,969
2/24	12,867	10,975	14,058
3/24	13,098	11,076	14,278
4/24	12,786	10,797	13,955
5/24	13,063	10,980	14,282
6/24	13,144	11,084	14,438
7/24	13,410	11,342	14,720
8/24	13,629	11,505	14,953
9/24	13,803	11,660	15,183
10/24	13,548	11,370	14,872
11/24	13,837	11,491	15,117
12/24	13,541	11,303	14,866
1/25	13,782	11,362	15,082
2/25	13,891	11,612	15,248
3/25	13,686	11,617	15,106
4/25	13,710	11,663	15,190
5/25	13,939	11,579	15,411
6/25	14,264	11,757	15,754
7/25	14,300	11,726	15,807
8/25	14,541	11,866	16,067
9/25	14,722	11,996	16,326
10/25	14,794	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.19%	4.04%	4.39%
Class A Shares Including Sales Charge	5.07%	3.24%	3.99%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 724,781,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$724,781 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.63%
Domestic Equity Funds	24.79%
International Equity Funds	11.19%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019783
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class J
Trading Symbol	PLSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,617	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,975	9,974	9,981
12/15	9,865	9,941	9,887
1/16	9,780	10,078	9,798
2/16	9,797	10,150	9,835
3/16	10,044	10,243	10,103
4/16	10,112	10,282	10,155
5/16	10,137	10,285	10,185
6/16	10,231	10,469	10,291
7/16	10,384	10,536	10,435
8/16	10,401	10,524	10,438
9/16	10,427	10,517	10,462
10/16	10,342	10,437	10,357
11/16	10,257	10,190	10,301
12/16	10,317	10,205	10,383
1/17	10,431	10,225	10,466
2/17	10,552	10,293	10,586
3/17	10,570	10,288	10,611
4/17	10,674	10,367	10,699
5/17	10,770	10,447	10,783
6/17	10,770	10,437	10,801
7/17	10,892	10,481	10,907
8/17	10,953	10,575	10,953
9/17	11,005	10,525	11,023
10/17	11,084	10,531	11,106
11/17	11,136	10,518	11,192
12/17	11,200	10,566	11,269
1/18	11,336	10,444	11,404
2/18	11,091	10,345	11,205
3/18	11,081	10,412	11,179
4/18	11,091	10,334	11,180
5/18	11,127	10,408	11,261
6/18	11,109	10,395	11,257
7/18	11,227	10,398	11,367
8/18	11,282	10,464	11,456
9/18	11,273	10,397	11,431
10/18	10,954	10,315	11,097
11/18	11,000	10,377	11,190
12/18	10,823	10,567	10,983
1/19	11,156	10,679	11,342
2/19	11,273	10,673	11,454
3/19	11,430	10,878	11,595
4/19	11,577	10,881	11,734
5/19	11,498	11,074	11,593
6/19	11,772	11,213	11,922
7/19	11,811	11,238	11,964
8/19	11,909	11,529	12,019
9/19	11,919	11,468	12,079
10/19	11,997	11,502	12,196
11/19	12,076	11,496	12,309
12/19	12,187	11,488	12,447
1/20	12,310	11,709	12,516
2/20	12,197	11,920	12,261
3/20	11,476	11,850	11,615
4/20	12,011	12,061	12,174
5/20	12,269	12,117	12,412
6/20	12,423	12,193	12,565
7/20	12,743	12,375	12,863
8/20	12,887	12,275	13,023
9/20	12,794	12,269	12,908
10/20	12,702	12,214	12,811
11/20	13,186	12,334	13,338
12/20	13,388	12,351	13,544
1/21	13,313	12,262	13,503
2/21	13,334	12,085	13,510
3/21	13,366	11,934	13,548
4/21	13,601	12,028	13,776
5/21	13,687	12,068	13,862
6/21	13,772	12,152	13,963
7/21	13,890	12,288	14,079
8/21	13,954	12,265	14,174
9/21	13,751	12,159	13,959
10/21	13,922	12,155	14,154
11/21	13,729	12,191	14,067
12/21	13,969	12,160	14,236
1/22	13,543	11,898	13,855
2/22	13,325	11,765	13,707
3/22	13,244	11,439	13,592
4/22	12,635	11,005	13,037
5/22	12,681	11,075	13,082
6/22	12,129	10,902	12,601
7/22	12,647	11,168	13,043
8/22	12,290	10,853	12,741
9/22	11,600	10,384	12,101
10/22	11,830	10,249	12,305
11/22	12,336	10,626	12,801
12/22	12,103	10,578	12,645
1/23	12,623	10,904	13,116
2/23	12,345	10,622	12,882
3/23	12,574	10,891	13,132
4/23	12,683	10,957	13,234
5/23	12,526	10,838	13,107
6/23	12,780	10,799	13,341
7/23	12,949	10,792	13,507
8/23	12,804	10,723	13,345
9/23	12,454	10,451	12,993
10/23	12,248	10,286	12,762
11/23	12,901	10,751	13,452
12/23	13,395	11,163	13,954
1/24	13,420	11,132	13,969
2/24	13,543	10,975	14,058
3/24	13,779	11,076	14,278
4/24	13,457	10,797	13,955
5/24	13,754	10,980	14,282
6/24	13,840	11,084	14,438
7/24	14,125	11,342	14,720
8/24	14,360	11,505	14,953
9/24	14,546	11,660	15,183
10/24	14,274	11,370	14,872
11/24	14,583	11,491	15,117
12/24	14,271	11,303	14,866
1/25	14,530	11,362	15,082
2/25	14,646	11,612	15,248
3/25	14,426	11,617	15,106
4/25	14,452	11,663	15,190
5/25	14,698	11,579	15,411
6/25	15,048	11,757	15,754
7/25	15,086	11,726	15,807
8/25	15,333	11,866	16,067
9/25	15,540	11,996	16,326
10/25	15,617	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	9.41%	4.22%	4.56%
Class J Shares Including Sales Charge	8.41%	4.22%	4.56%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 724,781,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$724,781 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.63%
Domestic Equity Funds	24.79%
International Equity Funds	11.19%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019782
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Institutional
Trading Symbol	PLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,934	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,975	9,974	9,981
12/15	9,871	9,941	9,887
1/16	9,778	10,078	9,798
2/16	9,804	10,150	9,835
3/16	10,049	10,243	10,103
4/16	10,126	10,282	10,155
5/16	10,151	10,285	10,185
6/16	10,244	10,469	10,291
7/16	10,397	10,536	10,435
8/16	10,423	10,524	10,438
9/16	10,448	10,517	10,462
10/16	10,363	10,437	10,357
11/16	10,278	10,190	10,301
12/16	10,344	10,205	10,383
1/17	10,457	10,225	10,466
2/17	10,579	10,293	10,586
3/17	10,605	10,288	10,611
4/17	10,701	10,367	10,699
5/17	10,805	10,447	10,783
6/17	10,805	10,437	10,801
7/17	10,927	10,481	10,907
8/17	10,996	10,575	10,953
9/17	11,048	10,525	11,023
10/17	11,127	10,531	11,106
11/17	11,179	10,518	11,192
12/17	11,247	10,566	11,269
1/18	11,393	10,444	11,404
2/18	11,147	10,345	11,205
3/18	11,138	10,412	11,179
4/18	11,147	10,334	11,180
5/18	11,192	10,408	11,261
6/18	11,165	10,395	11,257
7/18	11,293	10,398	11,367
8/18	11,347	10,464	11,456
9/18	11,338	10,397	11,431
10/18	11,029	10,315	11,097
11/18	11,065	10,377	11,190
12/18	10,893	10,567	10,983
1/19	11,237	10,679	11,342
2/19	11,344	10,673	11,454
3/19	11,511	10,878	11,595
4/19	11,658	10,881	11,734
5/19	11,580	11,074	11,593
6/19	11,864	11,213	11,922
7/19	11,903	11,238	11,964
8/19	12,001	11,529	12,019
9/19	12,011	11,468	12,079
10/19	12,099	11,502	12,196
11/19	12,168	11,496	12,309
12/19	12,284	11,488	12,447
1/20	12,419	11,709	12,516
2/20	12,305	11,920	12,261
3/20	11,581	11,850	11,615
4/20	12,119	12,061	12,174
5/20	12,388	12,117	12,412
6/20	12,543	12,193	12,565
7/20	12,864	12,375	12,863
8/20	13,019	12,275	13,023
9/20	12,915	12,269	12,908
10/20	12,833	12,214	12,811
11/20	13,319	12,334	13,338
12/20	13,536	12,351	13,544
1/21	13,450	12,262	13,503
2/21	13,482	12,085	13,510
3/21	13,515	11,934	13,548
4/21	13,761	12,028	13,776
5/21	13,837	12,068	13,862
6/21	13,933	12,152	13,963
7/21	14,051	12,288	14,079
8/21	14,116	12,265	14,174
9/21	13,922	12,159	13,959
10/21	14,094	12,155	14,154
11/21	13,901	12,191	14,067
12/21	14,135	12,160	14,236
1/22	13,718	11,898	13,855
2/22	13,498	11,765	13,707
3/22	13,417	11,439	13,592
4/22	12,804	11,005	13,037
5/22	12,850	11,075	13,082
6/22	12,294	10,902	12,601
7/22	12,815	11,168	13,043
8/22	12,468	10,853	12,741
9/22	11,762	10,384	12,101
10/22	12,005	10,249	12,305
11/22	12,514	10,626	12,801
12/22	12,284	10,578	12,645
1/23	12,808	10,904	13,116
2/23	12,527	10,622	12,882
3/23	12,759	10,891	13,132
4/23	12,881	10,957	13,234
5/23	12,722	10,838	13,107
6/23	12,990	10,799	13,341
7/23	13,161	10,792	13,507
8/23	13,015	10,723	13,345
9/23	12,661	10,451	12,993
10/23	12,442	10,286	12,762
11/23	13,112	10,751	13,452
12/23	13,627	11,163	13,954
1/24	13,639	11,132	13,969
2/24	13,764	10,975	14,058
3/24	14,014	11,076	14,278
4/24	13,689	10,797	13,955
5/24	13,989	10,980	14,282
6/24	14,089	11,084	14,438
7/24	14,377	11,342	14,720
8/24	14,602	11,505	14,953
9/24	14,802	11,660	15,183
10/24	14,527	11,370	14,872
11/24	14,852	11,491	15,117
12/24	14,533	11,303	14,866
1/25	14,795	11,362	15,082
2/25	14,913	11,612	15,248
3/25	14,704	11,617	15,106
4/25	14,730	11,663	15,190
5/25	14,979	11,579	15,411
6/25	15,332	11,757	15,754
7/25	15,385	11,726	15,807
8/25	15,633	11,866	16,067
9/25	15,843	11,996	16,326
10/25	15,934	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	9.69%	4.43%	4.77%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 724,781,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$724,781 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.63%
Domestic Equity Funds	24.79%
International Equity Funds	11.19%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019779
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-3
Trading Symbol	PLSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $15,063	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,975	9,974	9,981
12/15	9,859	9,941	9,887
1/16	9,774	10,078	9,798
2/16	9,782	10,150	9,835
3/16	10,029	10,243	10,103
4/16	10,098	10,282	10,155
5/16	10,123	10,285	10,185
6/16	10,208	10,469	10,291
7/16	10,362	10,536	10,435
8/16	10,379	10,524	10,438
9/16	10,396	10,517	10,462
10/16	10,311	10,437	10,357
11/16	10,217	10,190	10,301
12/16	10,275	10,205	10,383
1/17	10,388	10,225	10,466
2/17	10,501	10,293	10,586
3/17	10,519	10,288	10,611
4/17	10,614	10,367	10,699
5/17	10,710	10,447	10,783
6/17	10,710	10,437	10,801
7/17	10,823	10,481	10,907
8/17	10,884	10,575	10,953
9/17	10,936	10,525	11,023
10/17	11,006	10,531	11,106
11/17	11,049	10,518	11,192
12/17	11,113	10,566	11,269
1/18	11,249	10,444	11,404
2/18	11,004	10,345	11,205
3/18	10,995	10,412	11,179
4/18	10,995	10,334	11,180
5/18	11,032	10,408	11,261
6/18	11,004	10,395	11,257
7/18	11,122	10,398	11,367
8/18	11,167	10,464	11,456
9/18	11,158	10,397	11,431
10/18	10,841	10,315	11,097
11/18	10,878	10,377	11,190
12/18	10,706	10,567	10,983
1/19	11,036	10,679	11,342
2/19	11,143	10,673	11,454
3/19	11,288	10,878	11,595
4/19	11,434	10,881	11,734
5/19	11,356	11,074	11,593
6/19	11,628	11,213	11,922
7/19	11,657	11,238	11,964
8/19	11,744	11,529	12,019
9/19	11,754	11,468	12,079
10/19	11,831	11,502	12,196
11/19	11,899	11,496	12,309
12/19	12,008	11,488	12,447
1/20	12,130	11,709	12,516
2/20	12,008	11,920	12,261
3/20	11,296	11,850	11,615
4/20	11,825	12,061	12,174
5/20	12,079	12,117	12,412
6/20	12,232	12,193	12,565
7/20	12,537	12,375	12,863
8/20	12,679	12,275	13,023
9/20	12,567	12,269	12,908
10/20	12,476	12,214	12,811
11/20	12,954	12,334	13,338
12/20	13,155	12,351	13,544
1/21	13,071	12,262	13,503
2/21	13,092	12,085	13,510
3/21	13,123	11,934	13,548
4/21	13,344	12,028	13,776
5/21	13,417	12,068	13,862
6/21	13,501	12,152	13,963
7/21	13,617	12,288	14,079
8/21	13,669	12,265	14,174
9/21	13,470	12,159	13,959
10/21	13,638	12,155	14,154
11/21	13,449	12,191	14,067
12/21	13,660	12,160	14,236
1/22	13,255	11,898	13,855
2/22	13,030	11,765	13,707
3/22	12,940	11,439	13,592
4/22	12,354	11,005	13,037
5/22	12,399	11,075	13,082
6/22	11,847	10,902	12,601
7/22	12,343	11,168	13,043
8/22	12,005	10,853	12,741
9/22	11,329	10,384	12,101
10/22	11,543	10,249	12,305
11/22	12,027	10,626	12,801
12/22	11,808	10,578	12,645
1/23	12,303	10,904	13,116
2/23	12,032	10,622	12,882
3/23	12,244	10,891	13,132
4/23	12,350	10,957	13,234
5/23	12,197	10,838	13,107
6/23	12,445	10,799	13,341
7/23	12,610	10,792	13,507
8/23	12,456	10,723	13,345
9/23	12,115	10,451	12,993
10/23	11,903	10,286	12,762
11/23	12,539	10,751	13,452
12/23	13,015	11,163	13,954
1/24	13,027	11,132	13,969
2/24	13,148	10,975	14,058
3/24	13,376	11,076	14,278
4/24	13,051	10,797	13,955
5/24	13,340	10,980	14,282
6/24	13,424	11,084	14,438
7/24	13,689	11,342	14,720
8/24	13,906	11,505	14,953
9/24	14,087	11,660	15,183
10/24	13,822	11,370	14,872
11/24	14,123	11,491	15,117
12/24	13,808	11,303	14,866
1/25	14,046	11,362	15,082
2/25	14,159	11,612	15,248
3/25	13,946	11,617	15,106
4/25	13,971	11,663	15,190
5/25	14,197	11,579	15,411
6/25	14,523	11,757	15,754
7/25	14,561	11,726	15,807
8/25	14,799	11,866	16,067
9/25	14,988	11,996	16,326
10/25	15,063	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	8.98%	3.84%	4.18%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 724,781,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$724,781 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.63%
Domestic Equity Funds	24.79%
International Equity Funds	11.19%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019780
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-5
Trading Symbol	PLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds and Principal Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. An underweight to fixed income and an overweight to equity relative to the S&P Target Date Retirement Income Index (“Index”) was a positive contributor for the year. An overweight to high yield bonds contributed positively to performance for the year. The Global Emerging Markets and Real Estate Securities investment options contributed to performance as they outperformed their respective indices for the year. Style selection contributed for the year as the underlying investment indices outperformed the Index’s investments within the U.S. equities and emerging markets asset classes. Active management within the U.S. equity asset class was the largest detractor from performance for the year as all investment options in the space underperformed their respective indices. An underweight to non-U.S. equity relative to the Index hurt performance as it was one of the strongest performing asset classes for the year. An overweight to U.S. small capitalization equities also detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $15,541	Bloomberg US Aggregate Index $12,071	S&P Target Date Retirement Income Index $16,484
10/15	10,000	10,000	10,000
11/15	9,975	9,974	9,981
12/15	9,868	9,941	9,887
1/16	9,775	10,078	9,798
2/16	9,792	10,150	9,835
3/16	10,038	10,243	10,103
4/16	10,114	10,282	10,155
5/16	10,131	10,285	10,185
6/16	10,224	10,469	10,291
7/16	10,377	10,536	10,435
8/16	10,402	10,524	10,438
9/16	10,419	10,517	10,462
10/16	10,343	10,437	10,357
11/16	10,250	10,190	10,301
12/16	10,313	10,205	10,383
1/17	10,425	10,225	10,466
2/17	10,538	10,293	10,586
3/17	10,564	10,288	10,611
4/17	10,659	10,367	10,699
5/17	10,763	10,447	10,783
6/17	10,763	10,437	10,801
7/17	10,885	10,481	10,907
8/17	10,945	10,575	10,953
9/17	10,997	10,525	11,023
10/17	11,067	10,531	11,106
11/17	11,119	10,518	11,192
12/17	11,189	10,566	11,269
1/18	11,325	10,444	11,404
2/18	11,081	10,345	11,205
3/18	11,072	10,412	11,179
4/18	11,081	10,334	11,180
5/18	11,117	10,408	11,261
6/18	11,090	10,395	11,257
7/18	11,216	10,398	11,367
8/18	11,271	10,464	11,456
9/18	11,262	10,397	11,431
10/18	10,945	10,315	11,097
11/18	10,981	10,377	11,190
12/18	10,809	10,567	10,983
1/19	11,139	10,679	11,342
2/19	11,256	10,673	11,454
3/19	11,412	10,878	11,595
4/19	11,557	10,881	11,734
5/19	11,480	11,074	11,593
6/19	11,752	11,213	11,922
7/19	11,791	11,238	11,964
8/19	11,888	11,529	12,019
9/19	11,898	11,468	12,079
10/19	11,975	11,502	12,196
11/19	12,053	11,496	12,309
12/19	12,158	11,488	12,447
1/20	12,291	11,709	12,516
2/20	12,168	11,920	12,261
3/20	11,452	11,850	11,615
4/20	11,984	12,061	12,174
5/20	12,240	12,117	12,412
6/20	12,403	12,193	12,565
7/20	12,720	12,375	12,863
8/20	12,864	12,275	13,023
9/20	12,761	12,269	12,908
10/20	12,669	12,214	12,811
11/20	13,150	12,334	13,338
12/20	13,361	12,351	13,544
1/21	13,277	12,262	13,503
2/21	13,298	12,085	13,510
3/21	13,340	11,934	13,548
4/21	13,573	12,028	13,776
5/21	13,647	12,068	13,862
6/21	13,743	12,152	13,963
7/21	13,848	12,288	14,079
8/21	13,912	12,265	14,174
9/21	13,711	12,159	13,959
10/21	13,891	12,155	14,154
11/21	13,700	12,191	14,067
12/21	13,927	12,160	14,236
1/22	13,506	11,898	13,855
2/22	13,289	11,765	13,707
3/22	13,198	11,439	13,592
4/22	12,595	11,005	13,037
5/22	12,652	11,075	13,082
6/22	12,082	10,902	12,601
7/22	12,606	11,168	13,043
8/22	12,253	10,853	12,741
9/22	11,570	10,384	12,101
10/22	11,798	10,249	12,305
11/22	12,287	10,626	12,801
12/22	12,061	10,578	12,645
1/23	12,575	10,904	13,116
2/23	12,312	10,622	12,882
3/23	12,527	10,891	13,132
4/23	12,635	10,957	13,234
5/23	12,479	10,838	13,107
6/23	12,742	10,799	13,341
7/23	12,910	10,792	13,507
8/23	12,754	10,723	13,345
9/23	12,408	10,451	12,993
10/23	12,192	10,286	12,762
11/23	12,850	10,751	13,452
12/23	13,352	11,163	13,954
1/24	13,364	11,132	13,969
2/24	13,486	10,975	14,058
3/24	13,731	11,076	14,278
4/24	13,401	10,797	13,955
5/24	13,694	10,980	14,282
6/24	13,780	11,084	14,438
7/24	14,062	11,342	14,720
8/24	14,294	11,505	14,953
9/24	14,478	11,660	15,183
10/24	14,208	11,370	14,872
11/24	14,514	11,491	15,117
12/24	14,198	11,303	14,866
1/25	14,454	11,362	15,082
2/25	14,569	11,612	15,248
3/25	14,352	11,617	15,106
4/25	14,377	11,663	15,190
5/25	14,620	11,579	15,411
6/25	14,966	11,757	15,754
7/25	15,004	11,726	15,807
8/25	15,260	11,866	16,067
9/25	15,452	11,996	16,326
10/25	15,541	12,071	16,484

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	9.38%	4.17%	4.51%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.12%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 724,781,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$724,781 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 24.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.63%
Domestic Equity Funds	24.79%
International Equity Funds	11.19%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.